UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05151

J.P. Morgan Mutual Fund Group

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, NY 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, NY 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2007 through August 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT
 SIX MONTHS ENDED AUGUST 31, 2007 (UNAUDITED)

JPMorgan Funds

Income

Funds

JPMorgan Bond Fund
JPMorgan Emerging Markets Debt Fund
JPMorgan Enhanced Income Fund
JPMorgan Real Return Fund
JPMorgan Short Term Bond Fund
JPMorgan Short Term Bond Fund II
JPMorgan Strategic Income Fund

CONTENTS

President’s Letter	1
Fund Commentaries:
JPMorgan Bond Fund	2
JPMorgan Emerging Markets Debt Fund	4
JPMorgan Enhanced Income Fund	6
JPMorgan Real Return Fund	8
JPMorgan Short Term Bond Fund	10
JPMorgan Short Term Bond Fund II	12
JPMorgan Strategic Income Fund	14
Schedules of Portfolio Investments	16
Financial Statements	104
Financial Highlights	124
Notes to Financial Statements	142
Trustees	153
Officers	155
Schedule of Shareholder Expenses	156
Board Approval of Investment Advisory Agreements	159

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

PRESIDENT’S LETTER
SEPTEMBER 12, 2007 (Unaudited)

Dear Shareholder:

We are pleased to present this semi-annual report for certain of the JPMorgan Income Funds for the six months ended August 31, 2007. Inside, you’ll find in-depth information on some of our income funds along with reports from the portfolio managers.

“Although the spreads of sectors and companies most directly involved in mortgage-related activities and housing saw the widest swings, almost every part of the market experienced volatility.”

Bonds continue to post gains

The bond market rode a wave of changing market sentiment during the six-month period ended August 31, 2007. Despite market volatility, investment-grade investors generally stayed above water, with the Lehman Brothers Aggregate Bond Index returning 1.54% for the six months.

Economic optimism pushes Treasury yields higher

Early in the six-month period, an increase in business spending and inventory rebuilding suggested economic growth would rebound from the first calendar quarter’s tepid pace of 0.6%. These economic indicators helped push Treasury yields higher during the early part of the summer. In addition, yields on spread sectors increased, due to unease regarding credit quality in the leveraged and sub-investment-grade loan markets.

Credit concerns swell

Credit and liquidity concerns mounted throughout the summer months. Reduced liquidity in the markets for non-agency mortgages, high-yield debt and asset-backed securities showed no signs of easing, and remained the dominant theme in the markets.

Given the high degree of uncertainty regarding exposure to the sub-prime mortgage market, lenders in the primary mortgage market adopted a cautious stance, and investors were jolted by a series of unfavorable news releases and strong volatility.

Major dislocations occurred in the commercial paper market, especially for entities issuing asset-backed commercial paper. These dislocations expanded to virtually all sectors of the fixed income markets. Although the spreads of sectors and companies most directly involved in mortgage-related activities and housing saw the widest swings, almost every part of the market experienced volatility. High-yield markets were affected in particular, as investors scaled back their appetites for risk. Issuers not involved in sub-prime mortgage activity or other housing-related businesses continued to report solid financial results, and their securities were less affected.

Volatility and a reduction in risk taking mitigated leveraged buyout (LBO) risk to an extent, and bonds of these companies performed relatively well during August.

The U.S. Treasury market ultimately performed well, despite a strong rebound in second-quarter gross domestic product (GDP) growth to 4.0%. The pace of economic growth took a back seat to credit-market woes, which sparked a “flight to quality” into the U.S. Treasury market. Yields on most Treasuries ended the six-month period lower, with shorter-term securities showing the greatest decline.

Investors anticipate Fed rate cut

Late in the six-month period the Federal Reserve (Fed) reduced the discount rate by 50 basis points, suggesting the Fed views the need to act as a lender of last resort and avert a systemic failure in the financial sector as its main priority.

The Fed did not change its target for the fed funds rate, but it issued a statement strongly suggesting a policy tilt toward an easing bias. Despite these actions, the fixed income markets have continued to be driven by volatility and risk aversion.

Economic outlook remains upbeat

Despite the volatility the financial markets experienced in the final weeks of the period, the economic data released in August continued to support the prospect for solid growth in the third quarter:

•	The unemployment rate remained unchanged at 4.6%.

•	The income and consumption report showed wages and salaries up 7.2% over the prior July, the highest growth rate in this cycle.

•	The July core consumer price index showed a year-over-year increase of 2.2%, unchanged from the previous month, while the core personal consumption expenditures deflator, the Fed’s preferred inflation gauge, remained steady at 1.9%, within the Fed’s inflation “comfort zone.”

On behalf of everyone at JPMorgan Asset Management, thank you for your confidence and the continued trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch
President
JPMorgan Funds

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   1

JPMorgan Bond Fund

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS

Fund Inception	July 26, 1993
Fiscal Year End	Last Day of February
Net Asset as of 8/31/2007 (In Thousands)	$2,342,656
Primary Benchmark	Lehman Brothers Aggregate Bond Index
Average Credit Quality	AA
Duration	5.0 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Bond Fund, which seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity, returned –1.04%* (Institutional Class Shares) for the six months ended August 31, 2007, compared to the 1.54% return for the Lehman Brothers Aggregate Bond Index over the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period due primarily to exposure to emerging markets, specifically our positions in Argentina and Venezuela for which spreads widened rapidly and dramatically during the period. Toward the end of the period, almost every part of the market experienced volatility as concerns about the sub-prime mortgages affected other sectors in general. Our overweight position in investment-grade corporate bonds also detracted from performance as spreads increased dramatically. An additional detractor was our overweight position in mortgage pass-through securities for which spreads widened in part due to increased volatility in the market.

In the period, the Fund benefited modestly from actively trading duration with a bias toward the longer end of intermediate maturities.

Q:	HOW WAS THE FUND MANAGED?

A:	The advisor seeks to diversify returns from high-conviction insights across a global set of opportunities. We do this by balancing top-down macroeconomic themes with bottom-up security selection and interest rate management. Specifically, we seek to outperform the broad market through allocations to extended sectors, including emerging markets debt and high-yield debt.

PORTFOLIO COMPOSITION***

Mortgage Pass-Through Securities	33.4%
Corporate Bonds	28.2
Collateralized Mortgage Obligations	19.1
Asset-Backed Securities	7.3
Others (less than 5.0%)	12.0

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	Percentages indicated are based upon total investments as of August 31, 2007. The Fund’s composition is subject to change.

2   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	9/10/01
Without Sales Charge		2.41%	3.95%	5.33%
With Sales Charge *		(1.41)	3.16	4.93
CLASS B SHARES	9/10/01
Without CDSC		1.78	3.13	4.82
With CDSC **		(3.22)	2.78	4.82
CLASS C SHARES	3/31/03
Without CDSC		1.68	3.21	4.86
With CDSC ***		0.68	3.21	4.86
SELECT CLASS SHARES	9/10/01	2.55	3.97	5.33
INSTITUTIONAL CLASS SHARES	7/26/93	2.69	4.14	5.50
ULTRA SHARES	9/10/01	2.81	4.22	5.61

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC thereafter.

***	Assumes 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/97 TO 8/31/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on July 26, 1993 and prior to September 7, 2001 operated in a master feeder structure. The returns for the Institutional Class Shares prior to September 7, 2001 reflect the performance of the institutional feeder of the U.S. Fixed Income Portfolio, whose historical expenses were substantially similar to those of the Institutional Class Shares. The returns for the Select Class, Class A and Class B Shares prior to their inception date reflect the performance of the retail feeder. The historical expenses of the retail feeder are substantially similar to those of the Select Class Shares and lower than the expenses of the Class A and Class B Shares (during this period, therefore, the performance of Class A and Class B Shares would have been lower). The returns for the Ultra Shares prior to their inception date reflect the performance of the Ultra feeder. The historical expenses of the Ultra feeder were similar to those of the Ultra Shares. The returns for Class C Shares prior to inception reflect the historical performance of Class B Shares which has expenses substantially similar to those of Class C Shares.

The graph illustrates comparative performance for $3,000,000 invested in the Institutional Class Shares of the JPMorgan Bond Fund, Lehman Brothers Aggregate Bond Index and Lipper Intermediate Investment Grade Index from August 31, 1997 to August 31, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers Aggregate Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Investment Grade Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers Aggregate Bond Index is an unmanaged index and represents a mix of maturities. It is a replica (or model) of the U.S. government bond, mortgage-backed securities and corporate bond markets. The Lipper Intermediate Investment Grade Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   3

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS

Fund Inception	April 17, 1997
Fiscal Year End	Last Day of February
Net Asset as of 8/31/2007 (In Thousands)	$241,883
Primary Benchmark	JPMorgan Emerging Markets Bond Index Global
Average Credit Quality	BB
Duration	6.9 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Emerging Markets Debt Fund, which seeks to provide high total return from a portfolio of fixed income securities of emerging markets issuers, returned –1.65%* (Select Class Shares) for the six months ended August 31, 2007, compared to the –0.16% return for the JPMorgan Emerging Markets Bond Index Global over the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark primarily due to our positions in Latin American economies, specifically in Argentina and Venezuela. Markets in these countries were volatile, causing the spreads to rise rapidly and dramatically, which severely affected the Fund’s performance.

The Fund’s exposure in Asia’s emerging market economies contributed modestly to performance relative to its benchmark.

Q:	HOW WAS THE FUND MANAGED?

A:	The Fund was managed using the expertise of our sector-specialist teams in identifying relative-value security selection opportunities (i.e., overweighting undervalued names and underweighting those that are overvalued). For the period, the Fund was positioned with a bias toward countries that provided strong insulation from a higher-rate environment (e.g., those with a relatively lower need for current financing). The Fund also favored countries that exported commodities or with trade surpluses.

While committed to investing based upon the long-term outlook of emerging markets countries, the Fund continued to follow its fundamental investment process with caution, given the volatility in the market.

PORTFOLIO COMPOSITION***

Foreign Government Securities	59.0%
Corporate Bonds	35.1
Others (less than 5.0%)	5.9

SUMMARY OF INVESTMENTS BY COUNTRY***

Russia	14.7%
Brazil	14.4
Argentina	11.8
Venezuela	8.6
Ukraine	7.2
Mexico	6.0
United States	5.0
Turkey	4.6
Peru	4.0
Colombia	3.8
Guatemala	2.8
El Salvador	2.2
Indonesia	1.9
Dominican Republic	1.8
Costa Rica	1.7
Chile	1.6
Egypt	1.5
Trinidad & Tobago	1.5
Uruguay	1.3
Others (less than 1.0%)	3.6

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	Percentages indicated are based upon total investments as of August 31, 2007. The Fund’s composition is subject to change.

4   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	6/30/06
Without Sales Charge		5.07%	15.87%	10.17%
With Sales Charge *		1.09	15.00	9.75
CLASS C SHARES	6/30/06
Without CDSC		4.50	15.74	10.11
With CDSC **		3.50	15.74	10.11
R CLASS SHARES	5/15/06	5.60	16.02	10.24
SELECT CLASS SHARES	4/17/97	5.41	15.96	10.21

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/97 TO 8/31/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The returns for the Class A and Class C Shares prior to their inception date are based on the performance of the Select Class Shares. The actual returns of the Class A and Class C Shares would have been lower than shown because Class A and Class C Shares have higher expenses than Select Class Shares.

Returns for R Class Shares prior to its inception date are based on the performance of the Select Class Shares. The actual returns of R Class Shares would have been different than shown because R Class Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan Emerging Markets Debt Fund, JPMorgan Emerging Markets Bond Index Global and Lipper Emerging Markets Debt Funds Index from August 31, 1997 to August 31, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the JPMorgan Emerging Markets Bond Index Global does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Emerging Markets Debt Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The JPMorgan Emerging Markets Bond Index Global is a broad-based, unmanaged index which tracks total return for external currency denominated debt (Brady bonds, loans, Eurobonds and U.S. dollar-denominated local market instruments) in emerging markets. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The index is administered by JPMorgan Securities Inc., an affiliate of the advisor. The Lipper Emerging Markets Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

The Select Class Shares have a minimum investment of $1,000,000 and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund is also subject to the additional risk of nondiversified “regional” fund investing.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   5

JPMorgan Enhanced Income Fund

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS

Fund Inception	November 30, 2001
Fiscal Year End	Last Day of February
Net Asset as of 8/31/2007 (In Thousands)	$189,621
Primary Benchmark	Merrill Lynch USD LIBOR 3 Month Constant Maturity Index
Average Credit Quality	AA
Duration	0.3 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Enhanced Income Fund, which seeks to provide high current income consistent with principal preservation, returned 0.37%* (Institutional Class Shares) for the six months ended August 31, 2007, compared to the 2.68% return for the Merrill Lynch USD LIBOR 3 Month Constant Maturity Index over the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period primarily due to its allocation in asset-backed securities (ABS) and mortgage-backed securities (MBS). The spreads for ABS and MBS widened as the market in general became more risk averse in response to the volatility and credit issues facing the sub-prime market. Although the Fund’s sub-prime holdings were primarily in AAA and AA-rated securities, such holdings still negatively affected performance. Our overweight position in investment-grade corporate bonds also detracted from performance as spreads increased dramatically.

The Fund benefited from our duration positioning and curve management in the period.

Q:	HOW WAS THE FUND MANAGED?

A:	The advisor balances top-down macroeconomic themes with bottom-up security selection, and uses interest rate management in an effort to enhance returns and control risks. Specifically, we sought to outperform the market through allocations to a broader range of sectors and tactically managing duration. The Fund typically maintains a duration of 1.5 years or less.

PORTFOLIO COMPOSITION***

Corporate Bonds	25.2%
Asset-Backed Securities	16.9
Collateralized Mortgage Obligations	16.1
Mortgage Pass-Through Securities	12.0
Short-Term Investments	27.7
Other (less than 5.0%).	2.1

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	Percentages indicated are based upon total investments as of August 31, 2007. The Fund’s composition is subject to change.

6   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2007

	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
INSTITUTIONAL CLASS SHARES	11/30/01	3.04%	2.54%	2.49%

LIFE OF FUND PERFORMANCE (11/30/01 TO 8/31/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on November 30, 2001.

The graph illustrates comparative performance for $3,000,000 invested in the Institutional Class Shares of the JPMorgan Enhanced Income Fund and Merrill Lynch USD LIBOR 3 Month Constant Maturity Index from November 30, 2001 to August 31, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Merrill Lynch USD LIBOR 3 Month Constant Maturity Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The Merrill Lynch USD LIBOR 3 Month Constant Maturity Index is an unmanaged index of 3 month constant maturity dollar-denominated deposits derived from interest rates on the most recent available dollar denominated deposits. LIBOR is an abbreviation for the “London Interbank Offered Rate”. Similar to the Fed Funds Rate, it represents the rate at which banks are willing to loan each other reserves. The LIBOR is an average of the rate charged on dollar-denominated deposits traded between banks in London. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   7

JPMorgan Real Return Fund

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS

Fund Inception	September 1, 2005
Fiscal Year End	Last Day of February
Net Asset as of 8/31/2007 (In Thousands)	$70,570
Primary Benchmark	Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index
Average Credit Quality	AAA
Duration	8.3 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Real Return Fund, which seeks to maximize inflation protected return, returned 1.10%* (Select Class Shares) for the six months ended August 31, 2007, compared to the 2.62% return for the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index over the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period due primarily to exposure to emerging markets, specifically the Fund’s positions in Argentina and Venezuela for which the spreads widened rapidly and dramatically during the period. Toward the end of the period, almost every part of the market experienced volatility as concerns about sub-prime mortgages affected other sectors in general. An additional detractor was our overweight position in mortgage pass-through securities for which spreads widened in part due to increased volatility in the market.

In the period, the Fund benefited modestly from actively trading duration with a bias toward the longer end of intermediate maturities. Our Treasury Inflation-Protected Securities (TIPS) exposure also modestly benefited the Fund’s returns.

Q:	HOW WAS THE FUND MANAGED?

A:	The advisor seeks to invest in a portfolio of inflation-linked securities, such as TIPS, as well as non-inflation linked instruments. The Fund also seeks opportunistic, relative-value investments in both inflation-linked and non-inflation linked securities both domestically and globally. The Fund balances top-down macroeconomic themes with bottom-up security selection. In addition, we employ interest rate management in an effort to enhance returns and control risks.

PORTFOLIO COMPOSITION***

U.S. Treasury Obligations	72.2%
Mortgage Pass-Through Securities	15.1
Others (less than 5.0%)	12.7

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	Percentages indicated are based upon total investments as of August 31, 2007. The Fund’s composition is subject to change.

8   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2007

	INCEPTION DATE OF CLASS	1 YEAR	SINCE INCEPTION
CLASS A SHARES	9/1/05
Without Sales Charge		2.30%	0.93%
With Sales Charge*		(1.53)	(0.99)
CLASS C SHARES	9/1/05
Without CDSC		1.79	0.43
With CDSC**		0.79	0.43
SELECT CLASS SHARES	9/1/05	2.58	1.24
INSTITUTIONAL CLASS SHARES	9/1/05	2.71	1.40

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes 1% CDSC for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (9/1/05 TO 8/31/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 1, 2005.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan Real Return Fund, Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index and Lipper TIPS Fund Index from September 1, 2005 to August 31, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month preceding the Fund’s inception. The performance of the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper TIPS Fund Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers U.S. TIPS Index represents securities that protect against adverse inflation and provide a minimum level of real return. The Lipper TIPS Fund Index represents the total returns of the 30 largest mutual funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

The Select Class Shares have a minimum investment of $1,000,000 and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   9

JPMorgan Short Term Bond Fund

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS

Fund Inception	September 13, 1993
Fiscal Year End	Last Day of February
Net Asset as of 8/31/2007 (In Thousands)	$1,999,775
Primary Benchmark	Merrill Lynch 1–3 Year Treasury Index
Average Credit Quality	AA
Duration	1.9 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Short Term Bond Fund, which seeks to provide high total return, consistent with low volatility of principal, returned 0.48%* (Institutional Class Shares) for the six months ended August 31, 2007, compared to the 3.06% return for the Merrill Lynch 1–3 Year Treasury Index over the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period primarily due to the Fund’s allocation in asset-backed securities (ABS) and mortgage-backed securities (MBS). The spreads for ABS and MBS widened as the market in general became more risk averse in response to the volatility and credit issues facing the sub-prime market. Although the Fund’s sub-prime holdings were primarily in AAA and AA-rated securities, such holdings still negatively affected performance. Our overweight position in investment-grade corporate bonds also detracted from performance as spreads increased dramatically. In addition, the Fund underperformed its benchmark due to exposure to emerging markets, specifically the Fund’s positions in Argentina and Venezuela for which the spreads widened rapidly and dramatically during the period.

The Fund benefited from our duration positioning and curve management in the period.

Q:	HOW WAS THE FUND MANAGED?

A:	The advisor balances top-down macroeconomic themes with bottom-up security selection. In addition, we employ interest rate management in an effort to enhance returns and control risks.

PORTFOLIO COMPOSITION***

Mortgage Pass-Through Securities	27.7%
Corporate Bonds	26.5
Asset-Backed Securities	12.7
Commercial Mortgage-Backed Securities	8.7
Collateralized Mortgage Obligations	7.2
Short-Term Investments	15.3
Others (less than 5.0%)	1.9

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	Percentages indicated are based upon total investments as of August 31, 2007. The Fund’s composition is subject to change.

10   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	9/10/01
Without Sales Charge		2.79%	2.22%	4.05%
With Sales Charge *		0.46	1.76	3.81
SELECT CLASS SHARES	9/10/01	3.08	2.42	4.18
INSTITUTIONAL CLASS SHARES	9/13/93	3.33	2.67	4.45

*	Sales Charge for Class A Shares is 2.25%

TEN YEAR PERFORMANCE (8/31/97 TO 8/31/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 13, 1993 and prior to September 7, 2001 operated in a master feeder structure. The returns for the Institutional Class Shares prior to September 7, 2001 reflect the performance of the institutional feeder of the Short Term Bond Portfolio, whose historical expenses were substantially similar to those of the Institutional Class Shares. The returns for the Select Class and Class A Shares prior to their inception date reflect the performance of the retail feeder. The historical expenses of the retail feeder are substantially similar to those of the Select Class Shares and lower than the expenses of the Class A Shares (during this period, therefore, the performance of Class A Shares would have been lower).

The graph illustrates comparative performance for $3,000,000 invested in the Institutional Class Shares of the JPMorgan Short Term Bond Fund, Merrill Lynch 1–3 Year Treasury Index and Lipper Short Investment Grade Bond Funds Index from August 31, 1997 to August 31, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Merrill Lynch 1–3 Year Treasury Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short Investment Grade Bond Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Merrill Lynch 1–3 Year Treasury Index is a subset of the Merrill Lynch Treasury Master Index. The maturity range on these securities is from one to three years. The Lipper Short Investment Grade Bond Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   11

JPMorgan Short Term Bond Fund II

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS

Fund Inception	November 30, 1990
Fiscal Year End	Last Day of February
Net Asset as of 8/31/2007 (In Thousands)	$318,423
Primary Benchmark	Lehman Brothers 1–3 Year U.S. Government Bond Index
Average Credit Quality	AA
Duration	2.0 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Short Term Bond Fund II, which seeks a high level of income, consistent with preservation of capital, returned 1.60%* (Select Class Shares) for the six months ended August 31, 2007, compared to the 2.90% return for the Lehman Brothers 1–3 Year U.S. Government Bond Index over the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period primarily due to the Fund’s allocation in asset-backed securities (ABS) and mortgage-backed securities (MBS). The spreads for ABS and MBS widened as the market in general became more risk averse in response to the volatility and credit issues facing the sub-prime market. Although the Fund’s sub-prime holdings were primarily in AAA and AA-rated securities, such holdings still negatively affected performance. The Fund’s overweight position in investment-grade corporate bonds also detracted from performance as spreads increased dramatically.

The Fund benefited from our duration positioning and curve management in the period. The Fund also benefited from tactically trading mortgages and relative value coupon selection.

Q:	HOW WAS THE FUND MANAGED?

A:	The advisor balances top-down macroeconomic themes with bottom-up security selection across a global set of opportunities, and we employ interest rate management in an effort to enhance returns and control risks. Specifically, we seek to outperform the market through allocations to a broader range of sectors, including emerging market debt while tactically managing duration.

PORTFOLIO COMPOSITION***

Corporate Bonds	32.5%
Mortgage Pass-Through Securities	20.0
Asset-Backed Securities	16.2
Commercial Mortgage-Backed Securities	14.9
Collateralized Mortgage Obligations	9.8
Others (less than 5.0%)	6.6

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	Percentages indicated are based upon total investments as of August 31, 2007. The Fund’s composition is subject to change.

12   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	5/6/96
Without Sales Charge		3.94%	2.28%	3.90%
With Sales Charge *		1.57	1.81	3.67
CLASS M SHARES	7/1/99
Without Sales Charge		3.67	2.02	3.69
With Sales Charge **		2.11	1.71	3.54
SELECT CLASS SHARES	11/30/90	4.29	2.54	4.20

*	Sales Charge for Class A Shares is 2.25%.

**	Sales Charge for Class M Shares is 1.50%.

TEN YEAR PERFORMANCE (8/31/97 TO 8/31/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on November 30, 1990.

Returns for Class M Shares prior to its inception date are based on the performance of the Class A Shares. The actual returns of the Class M Shares would have been lower than shown because Class M Shares have higher expenses than Class A Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan Short Term Bond Fund II, Lehman Brothers 1–3 Year U.S. Government Bond Index and Lipper Short Investment Grade Bond Funds Index from August 31, 1997 to August 31, 2007. The performance of the Fund assumes reinvestments of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers 1–3 Year U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short Investment Grade Bond Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers 1–3 Year Government Bond Index is an unmanaged index composed of all bonds covered by the Government Bond Index with maturities of one to three years. The Lipper Short Investment Grade Bond Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   13

JPMorgan Strategic Income Fund

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS

Fund Inception	March 17, 1997
Fiscal Year End	Last Day of February
Net Asset as of 8/31/2007 (In Thousands)	$18,420
Primary Benchmark	Lehman Brothers Aggregate Bond Index
Average Credit Quality	A+
Duration	5.0 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Strategic Income Fund, which seeks to provide high total return primarily from a portfolio of fixed income investments of foreign and domestic issuers and counterparties, returned –2.88%* (Institutional Class Shares) for the six months ended August 31, 2007, compared to the 1.54% return for the Lehman Brothers Aggregate Bond Index over the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period due primarily to exposure to emerging markets, specifically the Fund’s positions in Argentina and Venezuela for which the spreads widened rapidly and dramatically during the period. Toward the end of the period, almost every part of the market experienced volatility as concerns about sub-prime mortgages affected other sectors in general. Our overweight position in investment-grade corporate bonds also detracted from performance as spreads increased dramatically. Although the Fund’s sub-prime holdings were primarily in AAA and AA-rated securities, such holdings still negatively affected performance. An additional detractor was our high-yield exposure for which spreads widened in part due to increased volatility in the market.

In the period, the Fund benefited modestly from actively trading duration with a bias toward the longer end of intermediate maturities. The Fund’s Treasury and government agency allocation modestly contributed to performance during the market’s flight to quality.

Q:	HOW WAS THE FUND MANAGED?

A:	The advisor balances top-down macroeconomic themes with bottom-up security selection across a global set of opportunities. In addition, we employ interest rate management in an effort to enhance returns and control risks. This includes aggressive strategic allocations to high beta sectors that are actively managed.

PORTFOLIO COMPOSITION***

Mortgage Pass-Through Securities	36.9%
Corporate Bonds	27.5
Foreign Government Securities	9.8
Collateralized Mortgage Obligations	5.1
Asset-Backed Securities	5.0
Others (less than 5.0%)	15.7

SUMMARY OF INVESTMENTS BY COUNTRY***

United States	81.2%
United Kingdom	2.0
Iceland	1.9
Argentina	1.8
Russia	1.4
Colombia	1.3
Luxembourg	1.3
Mexico	1.2
Egypt	1.1
Peru	1.1
Cayman Islands	1.0
Other (less than 1.0%)	4.7

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	Portfolio composition percentages are based on total investments as of August 31, 2007. The Fund’s composition is subject to change.

14   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	9/10/01
Without Sales Charge		0.67%	5.26%	4.42%
With Sales Charge *		(3.05)	4.45	4.02
CLASS B SHARES	2/19/05
Without CDSC		0.14	4.98	4.28
With CDSC **		(4.86)	4.65	4.28
CLASS C SHARES	2/19/05
Without CDSC		0.26	5.01	4.30
With CDSC ***		(0.74)	5.01	4.30
SELECT CLASS SHARES	9/10/01	0.82	5.49	4.59
INSTITUTIONAL CLASS SHARES	3/17/97	1.19	5.83	4.94

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC thereafter.

***	Assumes 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/97 TO 8/31/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective June 16, 2006, the Fund’s investment objective and strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current objective and strategies.

The Fund commenced operations on March 17, 1997 and prior to September 7, 2001 operated in a master feeder structure. The returns for the Institutional Class Shares prior to September 7, 2001 reflect the performance of the institutional feeder of the Global Strategic Income Portfolio, whose historical expenses were substantially similar to those of the Institutional Class Shares. The returns for the Select Class and Class A Shares prior to their inception date reflect the performance of the retail feeder. The historical expenses of the retail feeder are substantially similar to those of the Select Class Shares and lower than the expenses of the Class A Shares (during this period, therefore, the performance of Class A Shares would have been lower). Returns for Class B and Class C Shares prior to inception dates are based on the performance of Class A Shares which has lower expenses to those of Class B and Class C Shares (during this period, therefore, the performance of Class B and Class C Shares would have been lower).

The graph illustrates comparative performance for $3,000,000 invested in the Institutional Class Shares of the JPMorgan Strategic Income Fund, Lehman Brothers Aggregate Bond Index and Lipper Multi-Sector Income Funds Index from August 31, 1997 to August 31, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers Aggregate Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Multi-Sector Income Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers Aggregate Bond Index is an unmanaged index and represents a mix of maturities. It is a replica (or model) of the U.S. government bond, mortgage-backed securities and corporate bond markets. The Lipper Multi-Sector Income Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   15

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 144.2%
	Asset-Backed Securities — 10.8%
5,000	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, FRN, 5.69%, 04/25/36 (m)	4,862
1,211	American Express Credit Account Master Trust, Series 2004-C, Class C, FRN, 6.11%, 02/15/12 (e) (m)	1,207
5,000	Asset Backed Securities Corp. Home Equity, Series 2006-HE5, Class M2, FRN, 5.81%, 07/25/36 (m)	4,085
6,000	Bank of America Credit Card Trust, Series 2006-C4, Class C4, FRN, 5.84%, 11/15/11 (m)	5,875
1,011	Capital Auto Receivables Asset Trust, Series 2006-1, Class A2A, 5.03%, 09/15/08 (m)	1,010
	Capital One Auto Finance Trust,
1,835	Series 2004-A, Class A4, FRN, 5.71%, 03/15/11 (m)	1,836
8,000	Series 2007-B, Class A3A, 5.03%, 04/15/12 (m)	7,957
7,580	Capital One Multi-Asset Execution Trust, Series 2003-A, FRN, 6.86%, 12/15/10 (i)	7,611
	Capital One Prime Auto Receivables Trust,
1,500	Series 2005-1, Class A4, FRN, 5.63%, 04/15/11 (m)	1,500
5,000	Series 2007-1, Class A2, 5.43%, 02/15/10 (m)	4,997
10,000	Series 2007-1, Class A3, 5.47%, 06/15/11 (m)	9,994
	Carmax Auto Owner Trust,
5,000	Series 2006-1, Class A4, 5.41%, 06/15/11 (m)	5,004
5,000	Series 2007-1, Class A4, 5.24%, 06/15/12 (m)	4,975
	CARSS Finance LP (Cayman Islands),
33	Series 2004-A, Class B1, FRN, 5.89%, 01/15/11 (e) (m)	33
82	Series 2004-A, Class B2, FRN, 6.56%, 01/15/11 (e) (m)	82
	Citibank Credit Card Issuance Trust,
1,555	Series 2004-A8, Class A8, 4.90%, 12/12/16 (m)	1,508
1,145	Series 2005-A9, Class A9, 5.10%, 11/20/17 (m)	1,116
9,950	Series 2006-C4, Class C4, FRN, 5.55%, 01/09/12 (m)	9,752
	Citigroup Mortgage Loan Trust, Inc.,
1,437	Series 2003-HE3, Class A, FRN, 5.88%, 12/25/33 (m)	1,399
277	Series 2006-WF2, Class A2A, SUB, 5.91%, 05/25/36 (m)	276
5,658	Series 2007-AHL2, Class A3A, FRN, 5.57%, 05/25/37 (m)	5,573
9,000	Series 2007-WFH2, Class A3, FRN, 5.69%, 03/25/37 (m)	8,744
1,347	CNH Equipment Trust, Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	1,339
	Countrywide Asset Backed Certificates,
4,775	Series 2003-5, Class MF1, VAR, 5.41%, 01/25/34 (m)	4,668
18	Series 2004-1, Class 3A, FRN, 5.79%, 04/25/34 (m)	17
1,320	Series 2004-1, Class M1, FRN, 6.01%, 03/25/34 (m)	1,248
1,080	Series 2004-1, Class M2, FRN, 6.06%, 03/25/34 (m)	994
830	Series 2005-3, Class AF3, VAR, 4.82%, 09/25/31 (m)	821
940	Series 2005-11, Class AF3, VAR, 4.78%, 02/25/36 (m)	914
	Countrywide Home Equity Loan Trust,
332	Series 2004-I, Class A, FRN, 5.90%, 02/15/34 (m)	326
397	Series 2004-K, Class 2A, FRN, 5.91%, 02/15/34 (m)	392
435	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF1, SUB, 5.46%, 01/25/36 (m)	432
255	Daimler Chrysler Auto Trust, Series 2006-B, Class A2, 5.30%, 10/08/08 (m)	255
6,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF10, Class M1, FRN, 5.78%, 07/25/36 (m)	4,814
	Ford Credit Auto Owner Trust,
3,704	Series 2006-B, Class A2A, 5.42%, 07/15/09 (m)	3,701
5,000	Series 2006-C, Class A3, 5.16%, 11/15/10 (m)	4,984
4,000	Series 2007-A, Class A2A, 5.42%, 04/15/10 (m)	3,999
1,593	GE Equipment Small Ticket LLC, Series 2005-1A, Class A3, 4.38%, 07/22/09 (e) (m)	1,586
	GSAMP Trust,
85	Series 2004-OPT, Class A1, FRN, 5.84%, 11/25/34 (m)	84
1,951	Series 2005-WMC2, Class A2B, FRN, 5.77%, 11/25/35 (m)	1,923
6,000	Series 2006-NC1, Class A2, FRN, 5.69%, 02/25/36 (m)	5,792
	Harley-Davidson Motorcycle Trust,
10,000	Series 2007-1, Class A3, 5.22%, 03/15/12 (m)	9,985
6,412	Helios Finance LP (Cayman Islands), Series 2007-S1, Class B1, FRN, 6.21%, 10/20/14 (e) (i) (m)	6,193
	Home Equity Asset Trust,
1,465	Series 2005-8, Class M2, FRN, 5.96%, 02/25/36 (m)	1,309
7,000	Series 2006-3, Class2A3, FRN, 5.69%, 07/25/36 (m)	6,762

SEE NOTES TO FINANCIAL STATEMENTS.

16   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Asset-Backed Securities — Continued
5,200	Series 2007-2, Class M3, FRN, 6.26%, 07/25/37 (m)	4,236
	Household Automotive Trust,
169	Series 2006-1, Class A2, 5.40%, 06/17/09 (m)	169
1,134	Series 2006-2, Class A2, 5.61%, 06/17/09 (m)	1,134
	HSI Asset Securitization Corp. Trust,
5,000	Series 2006-OPT2, Class 2A3, FRN, 5.69%, 01/25/36 (m)	4,664
1,174	Lehman XS Trust, Series 2005-7N, Class 1A1A, FRN, 5.78%, 11/25/35 (m)	1,145
	Long Beach Mortgage Loan Trust,
2,000	Series 2003-4, Class M1, FRN, 6.19%, 08/25/33 (m)	1,921
2,030	Series 2004-1, Class M1, FRN, 6.01%, 02/25/34 (m)	1,929
1,360	Series 2004-1, Class M2, FRN, 6.06%, 02/25/34 (m)	1,302
1,500	Series 2004-3, Class M1, FRN, 6.08%, 07/25/34 (m)	1,404
	MASTR Asset Backed Securities Trust,
4,596	Series 2006-AB1, Class A1, FRN, 5.65%, 02/25/36 (m)	4,566
5,000	Series 2006-NC1, Class A3, FRN, 5.70%, 01/25/36 (m)	4,763
3,000	MBNA Credit Card Master Note Trust, Series 2001-C2, Class C2, FRN, 6.76%, 12/15/10 (e) (m)	3,010
5,000	Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC1, Class A2C, FRN 5.71%, 01/25/37 (m)	4,895
13,000	Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV2, FRN, 5.64%, 06/25/37 (m)	12,740
	New Century Home Equity Loan Trust,
1,350	Series 2005-1, Class M1, FRN, 5.96%, 03/25/35 (m)	1,202
203	Series 2005-2, Class A2B, FRN, 5.69%, 06/25/35 (m)	203
803	Series 2005-B, Class A2B, FRN, 5.69%, 10/25/35 (m)	797
4,000	Newcastle Mortgage Securities Trust, Series 2006-1, Class A2, FRN, 5.63%, 03/25/36 (m)	3,938
	Option One Mortgage Loan Trust,
529	Series 2003-1, Class A2, FRN, 5.93%, 02/25/33 (m)	516
311	Series 2003-5, Class A2, FRN, 5.83%, 08/25/33 (m)	302
3,000	Series 2007-3, Class M2, FRN, 5.98%, 04/25/37 (m)	2,434
5,922	Series 2007-4, Class 2A1, FRN, 5.60%, 04/25/37 (m)	5,873
2,000	Peco Energy Transition Trust, Series 2000-A, Class A3, 7.63%, 03/01/10 (m)	2,073
2,650	PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.61%, 06/15/15 (m)	2,832
	Residential Asset Mortgage Products, Inc.,
3,550	Series 2005-EFC5, Class M1, FRN, 5.91%, 10/01/35 (m)	3,357
2,000	Series 2006-RS1, Class AI2, FRN, 5.74%, 02/25/34 (m)	1,889
	Residential Asset Securities Corp.,
358	Series 2002-KS4, Class AIIB, FRN, 6.01%, 07/25/32 (m)	349
609	Series 2003-KS5, Class AIIB, FRN, 6.09%, 07/25/33 (m)	601
100	Series 2005-KS2, Class AI2, FRN, 5.71%, 05/25/34 (m)	100
4,870	Series 2005-KS10, Class M1, FRN, 5.92%, 11/25/35 (m)	4,324
962	Specialty Underwriting & Residential Finance, Series 2005-BC3, Class A2B, FRN, 5.76%, 06/25/36 (m)	958
6,365	Structured Asset Securities Corp., Series 2006-WF2, Class M2, FRN, 5.80%, 07/25/36 (m)	5,231
	Triad Auto Receivables Owner Trust,
2,289	Series 2003-B, Class A4, 3.20%, 12/13/10 (m)	2,254
8,000	Series 2006-C, Class A3, 5.26%, 11/14/11 (m)	7,984
	Wachovia Asset Securitization, Inc.,
863	Series 2002-HE2, Class A, FRN, 5.94%, 12/25/32 (m)	853
553	Series 2003-HE3, Class A, FRN, 5.76%, 11/25/33 (m)	545
3,900	Wachovia Auto Loan Owner Trust, Series 2006-1, Class A2, 5.28%, 04/20/10 (e) (m)	3,895
	Total Asset-Backed Securities (Cost $261,445)	252,322
	Collateralized Mortgage Obligations — 28.2%
	Agency CMO — 7.1%
	Federal Home Loan Mortgage Corp. REMICS,
497	Series 2508, Class PE, 5.50%, 05/15/28 (m)	498
8,127	Series 2564, Class LS, IF, IO, 2.04%, 01/15/17 (m)	387
3,591	Series 2643, Class PI, IO, 5.00%, 03/15/28 (m)	326
11,482	Series 2701, Class ST, IF, IO, 1.39%, 08/15/21 (m)	522
2,731	Series 2751, Class AI, IO, 5.00%, 04/15/22 (m)	75
3,540	Series 2772, Class GI, IO, 5.00%, 11/15/22 (m)	123

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   17

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
7,064	Series 2779, Class SM, IF, IO, 1.54%, 10/15/18 (m)	390
2,609	Series 2781, Class PL, IO, 5.00%, 10/15/23 (m)	89
26,122	Series 2791, Class SI, IF, IO, 1.54%, 12/15/31 (m)	1,624
21,016	Series 2813, Class SB, IF, IO, 1.44%, 02/15/34 (m)	1,412
17,134	Series 2861, Class GS, IF, IO, 1.59%, 01/15/21 (m)	406
3,810	Series 2891, Class LI, IO, 5.00%, 06/15/24 (m)	178
7,674	Series 2894, Class S, IF, IO, 1.59%, 03/15/31 (m)	470
5,380	Series 2931, Class GA, 5.00%, 11/15/28 (m)	5,368
4,953	Series 2971, Class Pl, IO, 5.50%, 03/15/26 (m)	397
641	Series 2980, Class QB, 6.50%, 05/15/35 (m)	663
8,328	Series 3029, Class S, IF, IO 1.59%, 08/15/35 (m)	776
43,667	Series 3117, Class ES, IF, IO, 1.54%, 02/15/36 (m)	3,769
8,570	Series 3149, Class IU, IO, 6.00%, 09/15/25 (m)	786
16,712	Series 3174, Class SA, IF, IO, 2.09%, 04/15/36 (m)	1,570
31,606	Series 3199, Class AD, 6.50%, 12/15/33 (m)	32,313
3,520	Series 3115, Class DO, PO, 07/15/35 (m)	2,531
48,652	Series 3316, Class SB, IF, IO, 1.59%, 08/15/35 (m)	4,171
	Federal Home Loan Mortgage Corp. STRIPS,
18,003	Series 237, Class S22, IF, IO, 1.54%, 05/15/36 (m)	1,624
16,203	Series 237, Class S23, IF, IO, 1.49%, 05/15/36 (m)	1,429
51,630	Series 239, Class S29, IF,IO, 2.43%, 08/01/36 (m)	5,045
80,116	Series 239, Class S30, IF, IO, 2.38%, 08/01/36 (m)	7,679
44,101	Series 240, Class S22, IF, IO, 1.54%, 07/01/36 (m)	3,986
79,179	Series 242, Class S29, IF, IO, 2.14%, 11/15/36 (m)	7,303
	Federal National Mortgage Association REMICS,
6,404	Series 2004-61, Class TS, IF, IO, 1.60%, 10/25/31 (m)	269
5,078	Series 2004-87, Class JI, IO, 5.00%, 11/25/30 (m)	469
1,769	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	1,805
7,667	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	7,819
18,693	Series 2006-78, Class BC, 6.50%, 01/25/34 (m)	19,093
14,600	Series 2006-104, Class FC, FRN, 5.76%, 11/25/36 (m)	14,610
6,239	Series 2006-115, Class BF, FRN, 5.75%, 12/25/36 (m)	6,195
4,039	Series 2007-50, Class CS, IF, 7.68%, 09/25/32 (m)	4,006
45,322	Series 2007-55, Class S, IF, IO, 1.26%, 06/25/37 (m)	2,369
	Federal National Mortgage Association STRIPS,
65,605	Series 367, Class 2, IO, 5.50%, 01/25/36 (m)	17,389
16,882	Series 378, Class 5, IO, 5.00%, 07/01/36 (m)	4,155
	Federal National Mortgage Association Whole Loan,
169	Series 2003-W3, Class 2A5, 5.36%, 06/25/42 (m)	168
2,222	Series 2003-W6, Class 1A41, 5.40%, 10/25/42 (m)	2,209
	Government National Mortgage Association,
646	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	17
3,117	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	117
137	Series 2004-46, Class IH, IO, 5.50%, 04/20/25 (m)	—	(h)
		166,600
	Non-Agency CMO — 21.1%
	Adjustable Rate Mortgage Trust,
357	Series 2005-4, Class 7A2, FRN, 5.74%, 08/25/35 (m)	356
1,584	Series 2005-5, Class 6A21, FRN, 5.74%, 09/25/35 (m)	1,577
291	Series 2005-6A Class 2A1, FRN, 5.82%, 11/25/35 (m)	291
10,793	American Home Mortgage Assets, Series 2006-2, Class 2A1, FRN, 5.70%, 09/25/46 (m)	10,614
2,380	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A1, 5.50%, 12/25/33 (m)	2,354
31,228	CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1A4, 6.00%, 11/25/36 (m)	31,193
	Countrywide Alternative Loan Trust,
4,657	Series 2004-28CB, Class 3A1, 6.00%, 01/25/35 (m)	4,620
3,915	Series 2005-51, Class 1A1, FRN, 5.86%, 11/20/35 (m)	3,817
9,137	Series 2006-OA1, Class 2A1, FRN, 5.75%, 03/20/46 (m)	8,962
11,602	Series 2006-OA2, Class A1, FRN, 5.75%, 05/20/46 (m)	11,399
3,090	Series 2006-OA9, Class 1A1, FRN, 5.74%, 07/20/46 (m)	3,020

SEE NOTES TO FINANCIAL STATEMENTS.

18   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
3,027	Series 2006-OA9, Class 2A1B, FRN, 5.74%, 07/20/46 (m)	2,967
9,548	Series 2006-OA10, Class 3A1, FRN, 5.70%, 08/25/46 (m)	9,277
4,641	Series 2006-OA12, Class A2, FRN, 5.75%, 09/20/46 (m)	4,554
9,780	Series 2006-OA19, Class A1, FRN, 5.72%, 02/20/47 (m)	9,537
24,770	Series 2007-18CB, Class 2A25, 6.00%, 08/25/37 (m)	24,457
12,244	Series 2007-OH1, Class A1D, FRN, 5.72%, 04/25/47 (m)	11,916
8,665	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2002-22, Class A20, 6.25%, 10/25/32 (m)	8,633
	CS First Boston Mortgage Securities Corp.,
431	Series 2003-29, Class 7A1, 6.50%, 12/25/33 (m)	434
62	Series 2004-4, Class 1A1, 6.00%, 08/25/34 (m)	62
2,290	Series 2004-5, Class 1A8, 6.00%, 09/25/34 (m)	2,295
6,000	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR1, Class 1A2, FRN, 5.72%, 02/25/36 (m)	5,963
9,685	Downey Savings & Loan Association Mortgage Loan Trust, Series 2005- AR6, Class 2A1A, FRN, 5.83%, 10/19/45 (m)	9,512
3,000	Granite Master Issuer plc (United Kingdom), Series 2006-2, Class A4, FRN, 5.40%, 12/20/54 (m)	2,964
	Greenpoint Mortgage Funding Trust,
1,054	Series 2005-AR4, Class 4A1A, FRN, 5.82%, 10/25/45 (m)	1,034
12,572	Series 2006-OH1, Class A1, FRN, 5.69%, 01/25/37 (m)	12,461
	Harborview Mortgage Loan Trust,
4,039	Series 2005-3, Class 2A1A, FRN, 5.78%, 06/19/35 (m)	3,958
1,031	Series 2005-8, Class 1A2A, FRN, 5.87%, 09/19/35 (m)	1,013
5,427	Series 2005-13, Class 2A11, FRN, 5.82%, 02/19/36 (m)	5,376
2,416	Series 2006-8, Class 2A1A, FRN, 5.70%, 08/21/36 (m)	2,356
11,247	Series 2006-14, Class 2A1A, FRN, 5.69%, 03/19/38 (m)	10,966
	Indymac Index Mortgage Loan Trust,
1,413	Series 2004-AR7, Class A1, FRN, 5.95%, 09/25/34 (m)	1,405
774	Series 2005-AR14, Class 2A1A, FRN, 5.81%, 08/25/35 (m)	760
10,003	Series 2006-AR2, Class 1A1A, FRN, 5.73%, 04/25/46 (m)	9,707
24,550	Series 2006-AR2, Class 4A1, VAR, 5.96%, 09/25/36 (m)	24,553
10,500	K2 Corp. Commercial Mortgage Trust, 5.61%, 02/15/10 (i)	9,712
	Lehman Mortgage Trust,
3,574	Series 2005-3, Class 2A3, 5.50%, 01/25/36 (m)	3,558
14,000	Series 2007-8, Class 2A1, 6.50%, 09/25/37 (m)	13,961
1,041	Medallion Trust (Australia), Series 2004-1G, Class A1, FRN, 5.64%, 05/25/35 (m)	1,031
13,075	Permanent Master Issuer plc (United Kingdom), Series 2006-1, Class 2A, FRN, 5.40%, 10/17/15 (m)	13,022
	RESI Finance LP (Cayman Islands),
6,387	Series 2003-C, Class B3, FRN, 6.75%, 09/10/35 (e) (m)	6,463
1,223	Series 2003-C, Class B4, FRN, 6.95%, 09/10/35 (e) (m)	1,260
1,358	Series 2003-D, Class B3, FRN, 6.65%, 12/10/35 (e) (m)	1,362
1,965	Series 2003-D, Class B4, FRN, 6.85%, 12/10/35 (e) (m)	1,970
2,318	Series 2005-A, Class B3, FRN, 5.93%, 03/10/37 (e) (m)	2,248
776	Series 2005-A, Class B4, FRN, 6.03%, 03/10/37 (e) (m)	753
	Residential Accredit Loans, Inc.,
901	Series 2005-QO4, Class 2AI, FRN, 5.79%, 12/25/45 (m)	881
7,082	Series 2006-QS11, Class 1A1, 6.50%, 08/25/36 (m)	7,104
42,000	Residential Funding Mortgage Securities I, Series 2007-S8, Class 1A1, 6.00%, 09/25/37 (m)	41,226
234	SACO I, Inc., Series 1997-2, Class 1A5, 7.00%, 08/25/36 (e) (i)	236
	Structured Asset Mortgage Investments, Inc.,
1,177	Series 2005-AR2, Class 2A1, FRN, 5.74%, 05/25/45 (m)	1,149
7,800	Series 2006-AR1, Class 3A1, FRN, 5.74%, 02/25/36 (m)	7,630
1,569	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR6, Class 1A, FRN, 5.70%, 07/25/46 (m)	1,544
	Washington Mutual, Inc.,
838	Series 2005-AR2, Class 2A21, FRN, 5.84%, 01/25/45 (m)	822

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   19

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
1,217	Series 2005-AR9, Class A1A, FRN, 5.83%, 07/25/45 (m)	1,202
1,285	Series 2005-AR15, Class A1A1, FRN, 5.77%, 11/25/45 (m)	1,250
768	Series 2005-AR17, Class A1A1, FRN, 5.78%, 12/25/45 (m)	749
6,308	Series 2007-HY4, Class 5A1, VAR, 5.70%, 11/25/36 (m)	6,227
	Wells Fargo Mortgage Backed Securities Trust,
1,934	Series 2003-2, Class A6, 5.25%, 03/25/18 (m)	1,917
19,550	Series 2003-M, Class A1, FRN, 4.71%, 12/25/33 (m)	18,786
3,287	Series 2006-AR3, Class A1, FRN, 5.70%, 03/25/36 (m)	3,273
35,814	Series 2007-10, Class 1A1, 6.00%, 07/25/37 (m)	35,009
31,760	Series 2007-11, Class A96, 6.00%, 08/25/37 (m)	31,293
35,000	Series 2007-AR4, Class A1, VAR, 6.03%, 08/25/37 (m)	34,904
		494,905
	Total Collateralized Mortgage Obligations (Cost $658,013)	661,505
	Commercial Mortgage-Backed Securities — 7.2%
	Bear Stearns Commercial Mortgage Securities,
4,655	Series 2005-PWR9, Class A4A, 4.87%, 09/11/42 (m)	4,450
4,155	Series 2005-T18, Class A4, VAR, 4.93%, 02/13/42 (m)	3,995
2,515	Series 2005-T20, Class A4A, VAR, 5.30%, 10/12/42 (m)	2,459
5,000	Series 2006-PW12, Class A4, VAR, 5.90%, 09/11/38 (m)	5,045
5,790	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3, VAR, 5.91%, 03/15/49 (m)	5,844
10,000	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, VAR, 5.96%, 06/10/46 (m)	10,127
	Credit Suisse Mortgage Capital Certificates,
8,610	Series 2006-C3, Class A3, VAR, 6.02%, 06/15/38 (m)	8,747
13,500	Series 2007-C1, Class A3, 5.38%, 02/15/40 (m)	13,163
17,235	Series 2007-C4, Class A3, VAR, 1.00%, 09/15/39	17,333
	Greenwich Capital Commercial Funding Corp.,
5,405	Series 2005-GG3, Class A4, VAR, 4.80%, 08/10/42 (m)	5,162
5,405	Series 2005-GG3, Class AJ, VAR, 4.86%, 08/10/42 (m)	5,030
	LB-UBS Commercial Mortgage Trust,
1,200	Series 2003-C1, Class A2, 3.32%, 03/15/27 (m)	1,185
2,170	Series 2006-C1, Class A4, 5.16%, 02/15/31 (m)	2,103
4,060	Series 2006-C4, Class A4, VAR, 6.08%, 06/15/38 (m)	4,144
20,000	Series 2007-C1, Class A4, 5.42%, 02/15/40 (m)	19,573
6,106	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, FRN, 5.73%, 09/15/21 (e) (m)	6,100
7,610	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.84%, 05/12/39 (m)	7,658
	Morgan Stanley Capital I,
10,585	Series 2006-IQ12, Class A4, 5.33%, 12/15/43 (m)	10,318
21,741	Series 2007-IQ13, Class A4, 5.36%, 03/15/44 (m)	21,156
1,755	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.92%, 03/12/35 (m)	1,705
	Wachovia Bank Commercial Mortgage Trust,
370	Series 2005-C17, Class A4, VAR, 5.08%, 03/15/42 (m)	358
5,605	Series 2006-C26, Class A3, VAR, 6.01%, 06/15/45 (m)	5,733
7,000	Series 2007-C30, Class A5, 5.34%, 12/15/43 (m)	6,798
	Total Commercial Mortgage-Backed Securities (Cost $169,915)	168,186
	Corporate Bonds — 41.8%
	Aerospace & Defense — 0.2%
	L-3 Communications Corp.,
1,145	5.88%, 01/15/15 (m)	1,085
500	Series B, 6.38%, 10/15/15 (m)	484
3,500	United Technologies Corp., FRN,5.43%, 06/01/09 (m)	3,497
		5,066
	Auto Components — 0.1%
13	Goodyear Tire & Rubber Co. (The), 9.00%, 07/01/15 (m)	13
	TRW Automotive, Inc.,
800	7.00%, 03/15/14 (e) (m)	744
825	7.25%, 03/15/17 (e) (m)	751
		1,508
	Automobiles — 0.7%
	DaimlerChrysler N.A. Holding Corp.,
3,425	FRN, 5.79%, 03/13/09 (m)	3,415

SEE NOTES TO FINANCIAL STATEMENTS.

20   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Automobiles — Continued
10,280	5.88%, 03/15/11 (m)	10,377
2,000	FRN, 5.89%, 10/31/08 (m)	2,000
		15,792
	Beverages — 0.0% (g)
985	Constellation Brands, Inc., 7.25%, 09/01/16 (m)	956
	Building Products — 0.1%
3,100	Owens Corning, Inc., 7.00%, 12/01/36 (m)	3,021
	Capital Markets — 6.1%
1,320	Arch Western Finance LLC, 6.75%, 07/01/13 (m)	1,249
	Bear Stearns Cos., Inc. (The),
5,000	FRN, 5.59%, 08/21/09 (m)	4,889
18,625	FRN, 5.63%, 05/18/10 (m)	17,929
	Credit Suisse, Nassau Branch (linked to Republic of Turkey Government Bond, 14.00%, 01/19/11) (Turkey),
TRY 4,715	14.00%, 01/19/11	3,385
2,395	14.00%, 01/19/11	1,719
	Credit Suisse USA, Inc.,
$ 1,845	5.50%, 08/16/11 (m)	1,858
2,000	FRN, 5.44%, 06/05/09 (m)	1,996
3,000	FRN, 5.49%, 12/09/08 (m)	3,003
	Goldman Sachs Group, Inc. (The),
4,120	5.63%, 01/15/17 (m)	3,938
5,340	5.95%, 01/15/27 (m)	4,963
6,525	FRN, 5.45%, 06/23/09 (m)	6,468
6,375	Lehman Brothers Holdings Capital Trust V, 5.86% to 05/31/12; thereafter variable, 12/31/49 (m)	5,855
	Lehman Brothers Holdings, Inc.,
4,665	5.25%, 02/06/12 (m)	4,526
3,835	5.75%, 01/03/17 (m)	3,579
BRL 11,490	10.00%, 01/03/12 (linked to Brazilian Real Notes, 10.00%, 01/03/12) (Brazil)	5,581
$ 7,000	FRN, 5.60%, 08/21/09 (m)	6,810
12,000	FRN, 5.65%, 05/25/10 (m)	11,511
3,100	Links Finance LLC, FRN, 5.61%, 09/15/08 (e) (i)	3,102
	Merrill Lynch & Co., Inc.,
3,015	6.05%, 08/15/12 (m)	3,067
2,730	6.11%, 01/29/37 (m)	2,532
4,885	6.22%, 09/15/26 (m)	4,690
10,000	FRN, 5.46%, 03/23/10 (m)	9,905
7,250	FRN, 5.56%, 11/01/11 (m)	7,104
1,900	FRN, 5.61%, 02/06/09 (m)	1,900
	Morgan Stanley,
5,850	5.45%, 01/09/17 (m)	5,605
1,800	5.63%, 01/09/12 (m)	1,802
7,000	FRN, 5.46%, 05/07/10 (m)	6,895
7,000	FRN, 5.47%, 02/09/09 (m)	6,951
		142,812
	Chemicals — 0.2%
12	Equistar Chemicals LP/Equistar Funding Corp., 10.13%, 09/01/08 (m)	12
1,025	Huntsman LLC, 11.50%, 07/15/12 (m)	1,115
1,000	Ineos Group Holdings plc (United Kingdom), 8.50%, 02/15/16 (e) (m)	920
	Nalco Co.,
835	7.75%, 11/15/11 (m)	850
1,000	8.88%, 11/15/13	1,022
1,100	Terra Capital, Inc., 7.00%, 02/01/17 (m)	1,056
		4,975
	Commercial Banks — 6.3%
7,000	Banco Sabadell S.A. (Spain), FRN, 5.46%, 04/23/10 (e) (m)	6,913
	Barclays Bank plc (United Kingdom),
4,035	5.93% to 12/15/16; thereafter variable, 12/31/49 (e) (m)	3,823
3,300	6.28% to 12/15/34; thereafter variable, 12/31/49 (m)	2,903
6,130	Zero Coupon, 04/07/10 (e) (i)	6,107
620	BB&T Capital Trust I, 5.85%, 08/18/35 (m)	563
4,300	BNP Paribas (France), 7.20% to 06/25/37; thereafter variable, 12/31/49 (e) (m)	4,251
6,195	Commonwealth Bank of Australia (Australia), 6.02% to 03/15/16; thereafter variable, 03/29/49 (e) (m)	5,968
6,505	Credit Agricole S.A. (France), 6.64% to 05/31/17; thereafter variable, 05/29/49 (e) (m)	6,204
4,770	DBS Capital Funding Corp. (Cayman Islands), 7.66% to 03/15/11; thereafter variable, 03/31/49 (e) (m)	5,142
	Glitnir Banki HF (Iceland),
1,500	FRN, 5.52%, 10/15/08 (e) (m)	1,499
2,650	FRN, 5.62%, 04/20/10 (e) (m)	2,646
6,675	FRN, 5.80%, 01/21/11 (e) (m)	6,710
	HBOS plc (United Kingdom),
5,000	5.92% to 10/01/15; thereafter variable, 09/29/49 (e) (m)	4,545
2,015	6.66% to 05/21/37; thereafter variable, 05/29/49 (e) (m)	1,773

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   21

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Banks — Continued
7,855	HBOS Treasury Services plc (United Kingdom), 5.25%, 02/21/17 (e) (m)	7,920
2,675	ICICI Bank Ltd. (India), FRN, 5.90%, 01/12/10 (e) (m)	2,641
1,720	Industrial Bank of Korea (South Korea), VAR, 4.00%, 05/19/14 (e) (m)	1,689
7,500	Korea Development Bank (South Korea), FRN, 5.50%, 04/03/10 (m)	7,503
4,250	Landsbanki Islands HF (Iceland), 6.10%, 08/25/11 (e) (m)	4,381
5,195	Regions Financing Trust II, VAR, 6.63%, 05/15/47 (m)	4,786
7,700	Shinsei Finance II (Cayman Islands), 7.16% to 07/25/16; thereafter variable, 07/29/49 (e) (m)	7,074
5,140	Societe Generale (France), 5.92% to 04/05/17; thereafter variable, 04/29/49 (e) (m)	4,915
2,200	Standard Chartered plc (United Kingdom), 6.41% to 01/30/17; thereafter variable, 12/21/49 (e) (m)	2,034
3,705	SunTrust Preferred Capital I, 5.85% to 12/15/11; thereafter variable, 12/31/49 (m)	3,609
4,500	VTB 24 Capital plc (Ireland), FRN, 6.18%, 12/07/09	4,443
	VTB Capital S.A. for Vneshtorgbank (Luxembourg),
8,525	FRN, 5.96%, 08/01/08 (e) (m)	8,453
5,175	FRN, 6.11%, 09/21/07	5,175
8,280	FRN, 6.11%, 09/21/07 (e) (m)	8,292
7,600	Wachovia Capital Trust III, 5.80% to 03/15/11; thereafter variable, 03/15/42 (m)	7,581
2,070	Wells Fargo Bank N.A., 6.45%, 02/01/11 (m)	2,146
	Woori Bank (South Korea),
2,335	VAR, 5.75%, 03/13/14 (e) (m)	2,344
4,615	VAR, 6.21%, 05/02/37 (e) (m)	4,343
		148,376
	Commercial Services & Supplies — 0.1%
725	ACCO Brands Corp., 7.63%, 08/15/15 (m)	678
1,065	Allied Waste North America, Inc., 7.25%, 03/15/15 (m)	1,065
415	Corrections Corp. of America, 6.25%, 03/15/13 (m)	402
830	Quebecor World Capital Corp. (Canada), 8.75%, 03/15/16 (e) (m)	747
		2,892
	Communications Equipment — 0.2%
	Cisco Systems, Inc.,
4,000	FRN, 5.58%, 02/20/09 (m)	4,007
	Consumer Finance — 1.5%
4,722	American General Finance Corp., 4.50%, 11/15/07 (m)	4,709
3,810	Capital One Capital III, 7.69%, 08/15/36 (m)	3,528
8,575	Discover Financial Services, FRN, 5.89%, 06/11/10 (e) (m)	8,578
	Ford Motor Credit Co. LLC,
2,600	7.80%, 06/01/12 (m)	2,395
195	FRN, 6.93%, 01/15/10 (m)	183
2,250	General Electric Capital Corp., FRN, 5.39%, 10/26/09 (m)	2,246
1,290	GMAC LLC, 6.88%, 08/28/12 (m)	1,140
2,000	HSBC Finance Corp., FRN, 5.49%, 09/15/08 (m)	2,003
3,500	International Lease Finance Corp., FRN, 5.72%, 05/24/10 (m)	3,488
	SLM Corp.,
1,655	3.63%, 03/17/08 (m)	1,630
4,500	FRN, 5.50%, 07/27/09 (m)	4,318
		34,218
	Containers & Packaging — 0.0% (g)
615	Owens-Brockway Glass Container, Inc., 8.25%, 05/15/13 (m)	630
	Diversified Consumer Services — 0.0% (g)
750	Service Corp. International, 7.38%, 10/01/14 (m)	754
	Diversified Financial Services — 7.6%
15,000	ABX Financing Co. (Cayman Islands), 5.75%, 10/15/16 (e) (m)	14,978
	Caterpillar Financial Services Corp.,
2,250	FRN, 5.55%, 08/11/09 (m)	2,251
4,250	FRN, 5.57%, 05/18/09 (m)	4,255
	CIT Group, Inc.,
4,000	FRN, 5.47%, 06/08/09 (m)	3,760
3,500	FRN, 5.64%, 08/17/09 (m)	3,320
3,100	CIT Group Holdings, Inc., FRN, 5.51%, 01/30/09 (m)	2,954
	Citigroup Funding, Inc.,
5,250	VAR, 1.00%, 03/12/12 (e) (i)	5,508
5,155	Zero Coupon, 09/24/07	5,183
4,870	Citigroup, Inc., 6.00%, 08/15/17 (m)	4,929
5,000	Glen Meadow Pass-Through Trust, VAR, 6.51%, 02/12/67 (e) (m)	4,737
8,035	Goldman Sachs Capital II, 5.79% to 06/01/12; thereafter variable, 12/29/49 (m)	7,373

SEE NOTES TO FINANCIAL STATEMENTS.

22   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Diversified Financial Services — Continued
2,305	IIRSA Norte Finance Ltd. (Peru), 8.75%, 05/30/24	2,691
	K2 Corp.,
17,500	VAR, 0.00%, 02/15/10 (m)	16,187
9,000	VAR, 5.36%, 02/15/09 (i)	8,325
	Kaupthing Bank (Iceland),
17,400	5.75%, 10/04/11 (e) (m)	17,531
9,600	FRN, 6.06%, 01/15/10 (e) (m)	9,695
3,816	Mizuho Capital Investment 1 Ltd. (Cayman Islands), 6.69% to 06/30/16; thereafter variable, 03/29/49 (e) (m)	3,679
1,815	Mizuho JGB Investment LLC, 9.87% to 06/30/08; thereafter variable, 12/29/49 (e) (m)	1,882
7,073	Mizuho Preferred Capital Co. LLC, 8.79% to 06/30/08; thereafter variable, 12/29/49 (e) (m)	7,274
3,275	MUFG Capital Finance 1 Ltd. (Cayman Islands), 6.35% to 07/25/16; thereafter variable, 07/29/49 (m)	3,126
6,425	Pemex Finance Ltd. (Cayman Islands), 7.16%, 10/15/09	6,586
	Preferred Term Securities XXV Ltd. (Cayman Islands),
2,450	FRN, 5.71%, 06/22/37 (e) (m)	2,425
2,450	FRN, 5.86%, 06/22/37 (e) (m)	2,444
7,650	QBE Capital Funding II LP (Jersey Island), 6.80% to 06/01/17; thereafter variable, 06/29/49 (e) (m)	7,236
5,720	SMFG Preferred Capital USD 1 Ltd. (Cayman Islands), 6.08% to 01/25/17; thereafter variable, 01/29/49 (e) (m)	5,335
1,250	TIAA Global Markets, Inc., FRN, 5.46%, 01/12/11 (e) (m)	1,251
3,240	TRAINS HY1-2006, 7.55%, 05/01/16 (e) (m)	3,128
1,045	Visant Corp., 7.63%, 10/01/12 (m)	1,048
15,000	Xstrata Finance Dubai Ltd. (United Arab Emirates), FRN, 5.85%, 11/13/09 (e) (m)	14,907
2,000	ZFS Finance USA Trust I, VAR, 6.50%, 05/09/37 (e) (m)	1,871
3,020	ZFS Finance USA Trust II, VAR, 6.45%, 12/15/65 (e) (m)	2,838
		178,707
	Diversified Telecommunication Services — 1.8%
5,750	AT&T, Inc., FRN, 5.65%, 05/15/08 (m)	5,747
4,700	BellSouth Corp., FRN, 5.66%, 08/15/08 (m)	4,693
1,220	Consolidated Communications Holdings, Inc., 9.75%, 04/01/12 (m)	1,220
1,000	Insight Midwest LP/Insight Capital, Inc., 9.75%, 10/01/09 (m)	1,000
187	Qwest Communications International, Inc., FRN, 9.06%, 02/15/09 (m)	188
340	Qwest Corp., 8.88%, 03/15/12 (m)	368
5,395	Sprint Capital Corp., 6.13%, 11/15/08 (m)	5,422
	Telefonica Emisiones SAU (Spain),
9,610	5.86%, 02/04/13 (m)	9,652
10,000	FRN, 5.66%, 06/19/09 (m)	9,972
	Verizon Communications, Inc.,
1,915	4.90%, 09/15/15 (m)	1,817
990	5.85%, 09/15/35 (m)	926
1,370	6.25%, 04/01/37 (m)	1,348
		42,353
	Electric Utilities — 0.4%
	Appalachian Power Co.,
925	5.80%, 10/01/35 (m)	843
1,445	6.38%, 04/01/36 (m)	1,424
6,000	TXU Electric Delivery Co., FRN, 5.74%, 09/16/08 (e) (m)	5,928
		8,195
	Electronic Equipment & Instruments — 0.0% (g)
835	NXP BV/NXP Funding LLC (Netherlands), 9.50%, 10/15/15 (m)	722
	Food & Staples Retailing — 0.9%
8,000	CVS/Caremark Corp., FRN, 5.66%, 06/01/10 (m)	7,966
3,104	CVS Lease Pass-Through, 6.04%, 12/10/28 (e) (m)	3,027
	Wal-Mart Stores, Inc.,
2,785	5.25%, 09/01/35 (m)	2,432
4,960	5.38%, 04/05/17 (m)	4,881
1,500	6.50%, 08/15/37 (m)	1,538
		19,844
	Food Products — 0.7%
7,205	General Mills, Inc., 5.65%, 09/10/12 (m)	7,254
10,000	Tate & Lyle International Finance plc (United Kingdom), 5.00%, 11/15/14 (e) (m)	9,398
		16,652
	Gas Utilities — 0.1%
3,520	Nakilat, Inc. (Qatar), 6.07%, 12/31/33 (e) (m)	3,404
	Health Care Equipment & Supplies — 0.0% (g)
615	Fresenius Medical Care Capital Trust II, 7.88%, 02/01/08 (m)	617
	Health Care Providers & Services — 0.5%
1,100	Community Health Systems, Inc., 8.88%, 07/15/15 (e) (m)	1,099

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   23

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Health Care Providers & Services — Continued
	HCA, Inc.,
470	9.25%, 11/15/16 (e) (m)	483
2,500	9.63%, 11/15/16 (e) (m)	2,584
7,250	UnitedHealth Group, Inc., FRN, 5.54%, 06/21/10 (e) (m)	7,251
		11,417
	Hotels, Restaurants & Leisure — 0.1%
	MGM Mirage, Inc.,
1,190	5.88%, 02/27/14 (m)	1,092
830	6.75%, 04/01/13 (m)	805
		1,897
	Household Durables — 0.2%
	Beazer Homes USA, Inc.,
1,025	6.50%, 11/15/13 (m)	784
200	6.88%, 07/15/15 (m)	153
580	Jarden Corp., 7.50%, 05/01/17 (m)	542
645	K. Hovnanian Enterprises, Inc., 8.63%, 01/15/17 (m)	510
1,055	Sealy Mattress Co., 8.25%, 06/15/14 (m)	1,031
1,620	Simmons Co., SUB, 10.00%, 12/15/14 (m)	1,260
		4,280
	Household Products — 0.0% (g)
585	Spectrum Brands, Inc., 7.38%, 02/01/15 (m)	430
	Independent Power Producers & Energy Traders — 0.1%
1,225	NRG Energy, Inc., 7.38%, 02/01/16 (m)	1,210
	Insurance — 3.1%
1,765	American International Group, Inc., 6.25%, 05/01/36 (m)	1,786
1,190	AXA S.A. (France), 6.38% to 12/14/36; thereafter variable, 12/31/49 (e) (m)	1,073
3,260	Chubb Corp., VAR, 6.38%, 03/29/37 (m)	3,198
1,900	Hartford Financial Services Group, Inc., 5.25%, 10/15/11 (m)	1,914
3,750	Liberty Mutual Group, Inc., 7.50%, 08/15/36 (e) (m)	3,629
4,195	Lincoln National Corp., VAR, 7.00%, 05/17/66 (m)	4,251
4,275	MetLife, Inc., 6.40%, 12/15/36 (m)	3,889
6,500	Metropolitan Life Global Funding I, FRN, 5.56%, 05/17/10 (e) (m)	6,441
1,855	Nationwide Financial Services, 6.75%, 05/15/37 (m)	1,642
7,500	Nationwide Life Global Funding I, FRN, 5.41%, 10/09/09 (e) (m)	7,501
	Protective Life Secured Trust,
4,505	3.70%, 11/24/08 (m)	4,402
3,390	4.00%, 10/07/09 (m)	3,333
6,000	Stancorp Financial Group, Inc., VAR, 6.90%, 05/29/67 (m)	5,857
7,630	Stingray Pass-Through Trust (Cayman Islands), 5.90%, 01/12/15 (e) (m)	5,532
8,745	Swiss RE Capital I LP, 6.85% to 05/25/16; thereafter variable, 05/29/49 (e) (m)	8,666
3,160	Travelers Cos, Inc. (The), VAR, 6.25%, 03/15/37 (m)	2,978
6,645	XL Capital Ltd. (Cayman Islands), 6.50% to 04/15/17; thereafter variable, 12/31/49 (m)	5,866
		71,958
	IT Services — 0.2%
	Iron Mountain, Inc.,
1,795	6.63%, 01/01/16 (m)	1,615
480	7.75%, 01/15/15 (m)	467
	SunGard Data Systems, Inc.,
830	9.13%, 08/15/13 (m)	857
900	10.25%, 08/15/15 (m)	927
		3,866
	Leisure Equipment & Products — 0.0% (g)
1,000	Steinway Musical Instruments, Inc., 7.00%, 03/01/14 (e) (m)	950
	Media — 2.6%
1,285	CCO Holdings LLC/CCO Holdings Capital Corp., 8.75%, 11/15/13 (m)	1,259
455	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 04/30/12 (e) (m)	446
	Comcast Corp.,
3,380	6.95%, 08/15/37 (m)	3,462
7,775	FRN, 5.66%, 07/14/09 (m)	7,761
1,900	Dex Media, Inc., SUB, 0.00%, 11/15/13 (m)	1,753
750	Dex Media East LLC/Dex Media East Finance Co., 12.13%, 11/15/12 (m)	801
3,000	Dex Media West LLC/Dex Media Finance Co., 9.88%, 08/15/13 (m)	3,165
1,500	DIRECTV Holdings LLC, 6.38%, 06/15/15 (m)	1,402
1,815	Echostar DBS Corp., 7.13%, 02/01/16 (m)	1,774
8	Sinclair Broadcast Group, Inc., 8.00%, 03/15/12 (m)	8
2,870	Time Warner Cable, Inc., 6.55%, 05/01/37 (e) (m)	2,790
	Time Warner, Inc.,
13,365	5.50%, 11/15/11 (m)	13,335
1,430	6.50%, 11/15/36 (m)	1,372
7,550	FRN, 5.73%, 11/13/09 (m)	7,486

SEE NOTES TO FINANCIAL STATEMENTS.

24   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Media — Continued
	Viacom, Inc.,
2,625	5.75%, 04/30/11 (m)	2,643
4,900	FRN, 5.71%, 06/16/09 (m)	4,875
4,650	Walt Disney Co. (The), FRN, 5.46%, 09/10/09 (m)	4,649
1,000	WMG Acquisition Corp., 7.38%, 04/15/14 (m)	880
380	WMG Holdings Corp., SUB, 0.00%, 12/15/14 (m)	269
		60,130
	Multi-Utilities — 0.6%
	Dominion Resources, Inc.,
1,220	5.00%, 03/15/13 (m)	1,177
6,135	5.15%, 07/15/15 (m)	5,870
1,600	FRN, 5.66%, 09/28/07 (m)	1,600
	MidAmerican Energy Holdings Co.,
3,975	6.13%, 04/01/36 (m)	3,833
2,620	6.50%, 09/15/37 (e) (m)	2,641
		15,121
	Office Electronics — 0.3%
7,240	Xerox Corp., 5.50%, 05/15/12 (m)	7,157
	Oil, Gas & Consumable Fuels — 3.2%
5,000	Anadarko Petroleum Corp., FRN, 5.76%, 09/15/09 (m)	4,972
4,785	BP Canada Finance Co. (Canada), 3.38%, 10/31/07 (m)	4,774
1,980	Canadian Natural Resources Ltd. (Canada), 6.25%, 03/15/38 (m)	1,900
960	Chesapeake Energy Corp., 6.50%, 08/15/17 (m)	914
12,675	Citic Resources Finance Ltd. (Bermuda), 6.75%, 05/15/14 (e) (m)	12,057
1,650	EnCana Corp. (Canada), 6.63%, 08/15/37 (m)	1,677
5,220	Enterprise Products Operating LP, 6.30%, 09/15/17 (m)	5,235
	Gaz Capital S.A. for Gazprom (Russia),
1,350	6.51%, 03/07/22 (e)	1,305
11,110	7.29%, 08/16/37 (e) (m)	11,388
4,124	Gazprom International S.A. (Russia), 7.20%, 02/01/20	4,191
	Kinder Morgan Energy Partners LP,
3,420	5.85%, 09/15/12 (m)	3,426
3,335	6.50%, 02/01/37 (m)	3,176
3,115	Nexen, Inc. (Canada), 6.40%, 05/15/37 (m)	3,030
3,415	ONEOK Partners LP, 5.90%, 04/01/12 (m)	3,475
5,520	Qatar Petroleum (Qatar), 5.58%, 05/30/11 (e) (m)	5,584
2,995	Ras Laffan Liquefied Natural Gas Co. Ltd. III (Qatar), 5.83%, 09/30/16 (e) (m)	3,041
40	Suncor Energy, Inc. (Canada), 7.15%, 02/01/32 (m)	44
3,385	Valero Energy Corp., 6.63%, 06/15/37 (m)	3,373
		73,562
	Paper & Forest Products — 0.1%
1,200	Georgia Pacific Corp., 7.70%, 06/15/15 (m)	1,164
	Personal Products — 0.1%
500	Del Laboratories, Inc., 8.00%, 02/01/12 (m)	452
670	Playtex Products, Inc., 8.00%, 03/01/11 (m)	692
		1,144
	Real Estate Investment Trusts (REITs) — 0.3%
6,600	iStar Financial, Inc., FRN, 5.75%, 03/03/08 (m)	6,539
	Semiconductors & Semiconductor Equipment — 0.0% (g)
585	Freescale Semiconductor, Inc., 9.13%, 12/15/14 (m)	524
	Software — 0.0% (g)
700	Open Solutions, Inc., 9.75%, 02/01/15 (e) (m)	665
	Specialty Retail — 0.1%
3,575	Home Depot, Inc. 5.88%, 12/16/36 (m)	3,080
	Thrifts & Mortgage Finance — 2.7%
5,800	Bancaja US Debt S.A.U. (Spain), FRN, 5.51%, 07/10/09 (e) (m)	5,752
5,000	CAM US Finance S.A. Sociedad Unipersonal (Spain), FRN, 5.51%, 02/01/10 (e) (m)	4,999
	Countrywide Financial Corp.,
5,290	5.80%, 06/07/12 (m)	4,971
4,500	FRN, 5.58%, 03/24/09 (m)	4,120
	Residential Capital LLC,
7,865	7.13%, 11/21/08 (m)	6,567
6,455	7.50%, 06/01/12 (m)	4,906
5,475	FRN, 5.86%, 06/09/08 (m)	4,654
2,400	FRN, 7.46%, 04/17/09 (m)	1,920
3,000	FRN, 7.60%, 05/22/09 (m)	2,370
2,100	FRN, 7.80%, 11/21/08 (m)	1,764
1,250	Sovereign Bancorp, Inc., FRN, 5.64%, 03/01/09 (m)	1,247
4,000	Washington Mutual Bank, FRN, 5.45%, 05/01/09 (m)	3,917
2,900	Washington Mutual Preferred Funding, 6.53% to 03/15/11; thereafter variable, 03/29/49 (e) (m)	2,707
	Washington Mutual Preferred Funding II,
10,500	6.66% to 12/15/16; thereafter variable, 12/31/49 (e) (m)	9,184

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   25

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Thrifts & Mortgage Finance — Continued
4,500	6.90% to 06/15/012; thereafter variable, 06/29/49 (e) (m)	4,226
		63,304
	Wireless Telecommunication Services — 0.6%
5,100	America Movil S.A.B. de C.V. (Mexico), FRN, 5.46%, 06/27/08 (e) (m)	5,095
635	Cricket Communications, Inc., 9.38%, 11/01/14 (m)	622
420	Dobson Cellular Systems, Inc., 8.38%, 11/01/11 (m)	444
530	Intelsat Bermuda Ltd. (Bermuda), 9.25%, 06/15/16 (m)	546
560	MetroPCS Wireless, Inc., 9.25%, 11/01/14 (e) (m)	552
7,730	Sprint Nextel Corp., 6.00%, 12/01/16 (m)	7,514
		14,773
	Total Corporate Bonds (Cost $1,005,498)	978,672
	Foreign Government Securities — 4.3%
EGP 35,725	Credit Suisse First Boston, Zero Coupon, 05/06/08 (linked to Egypt Treasury Bill, Zero Coupon, 05/06/08) (Egypt)	5,984
$2,715	Federal Republic of Brazil (Brazil), 12.25%, 03/06/30	4,534
2,000	National Agricultural Cooperative Federation (South Korea), VAR, 5.75%, 06/18/14	2,015
22,170	Petroleos de Venezuela S.A. (Venezuela), 5.50%, 04/12/37	12,449
	Republic of Argentina (Argentina),
ARS 15,000	11.31%, 01/20/10	4,500
$13,110	FRN, 5.37%, 08/03/12	7,253
COP 9,555,000	Republic of Colombia (Colombia), 12.00%, 10/22/15	4,801
	Republic of Guatemala (Guatemala),
$ 4,000	10.25%, 11/08/11	4,540
3,860	9.25%, 08/01/13	4,362
	Republic of Peru (Peru),
6,652	6.55%, 03/14/37	6,632
PEN 17,680	6.90%, 08/12/37 (e) (m)	5,547
$12,330	Republic of Venezuela (Venezuela), 9.38%, 01/13/34	12,238
2,770	Russian Federation (Russia), 12.75%, 06/24/28	4,882
3,220	Ukraine Government International Bond (Ukraine), 6.58%, 11/21/16 (e)	3,168
	United Mexican States (Mexico),
6,860	8.00%, 09/24/22	8,379
8,550	FRN, 6.06%, 01/13/09 (m)	8,580
	Total Foreign Government Securities (Cost $103,674)	99,864
	Mortgage Pass-Through Securities — 49.4%
	Federal Home Loan Mortgage Corp.,
49,500	TBA, 5.00%, 09/15/37	47,056
32,200	TBA. 5.50%, 09/15/37	31,445
10,545	TBA, 5.50%, 10/15/37	10,298
48,500	TBA, 6.00%, 09/15/37	48,455
1,910	TBA, 6.00%, 10/15/37	1,908
	Federal Home Loan Mortgage Corp., Gold Pool,
318	6.00%, 02/01/11 – 04/01/11 (m)	325
187	6.00%, 01/01/35 (m)	187
66	7.00%, 12/01/25 – 02/01/26 (m)	68
144	7.50%, 10/01/26 – 02/01/27 (m)	151
127	8.00%, 04/01/26 – 07/01/26 (m)	137
1	Federal Home Loan Mortgage Corp., Non Gold Pool, 9.75%, 11/01/08 (m)	1
	Federal National Mortgage Association, Various Pools,
1,132	4.96%, 11/01/08 (m)	1,124
7,202	6.00%, 10/01/23 – 03/01/35 (m)	7,217
2,052	6.50%, 04/01/29 – 03/01/35 (m)	2,087
100,194	7.00%, 02/01/35 – 05/01/37 (m)	103,001
982	7.50%, 03/01/35 – 07/01/36 (m)	1,016
824	8.00%, 08/01/22 – 07/01/36 (m)	867
—(h)	8.50%, 10/01/25 (m)	—	(h)
22,200	TBA, 4.50%, 09/25/22	21,291
—(h)	TBA, 4.50%, 09/25/37	—	(h)
10,895	TBA, 5.00%, 09/25/22	10,636
3,000	TBA, 5.00%, 10/25/22	2,929
157,350	TBA, 5.00%, 10/25/37	149,532
7,000	TBA, 5.50%, 10/25/22	6,958
94,711	TBA, 5.50%, 09/25/37	92,491
58,000	TBA, 6.00%, 10/25/22	58,616
284,335	TBA, 6.00%, 09/25/37	283,980
1,200	TBA, 6.50%, 10/25/37	1,218
176,800	TBA, 7.00%, 09/25/37	181,717
6,000	TBA, 7.00%, 10/25/37	6,161
	Government National Mortgage Association, Various Pools,
1,121	7.00%, 09/15/31 (m)	1,169
3	9.00%, 02/15/10 (m)	4
8	9.00%, 04/15/11 (m)	9
—(h)	TBA, 5.50%, 09/15/37	—	(h)
85,000	TBA, 6.00%, 10/15/37	85,345
500	TBA, 6.50%, 09/15/37	509
	Total Mortgage Pass-Through Securities (Cost $1,153,390)	1,157,908

SEE NOTES TO FINANCIAL STATEMENTS.

26   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Private Placements — 0.6%
10,383	200 East 57th St., 200 East Tenants Corp., Secured by First Mortgage Agreement on Co-op Apartment Building in New York City, 6.50%, 01/01/14 (f) (i)	10,744
719	200 East 57th St., 200 East Tenants Corp., Secured by Second Mortgage Agreement and Apartment on Co-op Apartment Building in New York City, 6.72%, 01/01/13 (f) (i)	740
2,917	81 Irving Place, Irving Tenants Corp., Secured by First Mortgage and Agreement on Co-op Apartment Building in New York City, 6.95%, 01/01/29 (f) (i)	3,089
	Total Private Placements (Cost $14,018)	14,573
	Supranational — 0.2%
5,000	European Investment Bank, 4.88%, 02/16/16 (m) (Cost $4,994)	4,939
	U.S. Government Agency Securities — 0.5%
	Federal Home Loan Mortgage Corp.,
4,640	6.25%, 07/15/32 (m)	5,217
2,315	6.75%, 03/15/31 (m)	2,742
	Federal National Mortgage Association,
2,600	5.25%, 08/01/12 (m)	2,638
15	7.13%, 01/15/30 (m)	18
1,600	Tennessee Valley Authority, 6.79%, 05/23/12 (m)	1,736
	Total U.S. Government Agency Securities (Cost $12,174)	12,351
	U.S. Treasury Obligations — 0.7%
350	U.S. Treasury Bonds, 7.25%, 05/15/16 (k) (m)	417
	U.S. Treasury Notes,
1,500	3.38%, 10/15/09 (k) (m)	1,475
2,220	3.50%, 02/15/10 (k) (m)	2,184
1,075	3.88%, 05/15/09 (k) (m)	1,069
495	4.00%, 02/15/15 (k) (m)	481
2,795	4.13%, 08/15/08 (k) (m)	2,789
160	4.38%, 01/31/08 (k) (m)	160
1,125	4.38%, 11/15/08 (k) (m)	1,126
1,275	4.50%, 09/30/11 (k) (m)	1,287
250	4.50%, 02/15/16 (m)	250
3,465	4.63%, 07/31/09 (k) (m)	3,494
1,320	4.88%, 08/15/09 (k) (m)	1,336
1,000	5.00%, 07/31/08 (k) (m)	1,005
	Total U.S. Treasury Obligations (Cost $16,975)	17,073

SHARES
	Preferred Stocks — 0.5%
	Insurance — 0.5%
200	Aspen Insurance Holdings Ltd. (Bermuda), 7.40%, to 01/01/17; thereafter variable, 12/31/49 (m)	5,000
6,730	Axis Capital Holdings Ltd. (Bermuda), 7.50%, to 12/01/15; thereafter variable, 12/31/49 (m)	6,709
	Total Preferred Stocks (Cost $12,164)	11,709
	Total Long-Term Investments (Cost $3,412,260)	3,379,102

NUMBER OF CONTRACTS
Options Purchased — 1.1%
	Call Options Purchased — 0.4%
467	90 Day Eurodollar Futures, Expiring 09/17/07 @ $94.50, American Style	96
111	90 Day Eurodollar Futures, Expiring 09/17/07 @ $94.75, American Style	7
1,072	90 Day Eurodollar Futures, Expiring 09/17/07 @ $95.75, American Style	7
305	90 Day Eurodollar Futures, Expiring 12/17/07 @ $95.00, American Style	194
NOTIONAL AMOUNT($)
	Call Options Purchased on Interest Rate Swaps:
1,252,469	Expiring 05/30/08. If exercised the Fund receives 3.96% and pays floating 3 month LIBOR expiring 06/03/10, European Style	3,494
367,210	Expiring 11/02/09. If exercised the Fund receives 4.49% and pays floating 3 month LIBOR expiring 11/04/19, European Style	4,721
	Total Call Options Purchased	8,519
	Receiver/Payer Straddles on Interest Rate Swaps — 0.6%
60,987	Expiring 06/09/08. If exercised the Fund pays/receives 5.88% and receives/pays floating 3 month LIBOR expiring 06/11/18, European Style	3,593
286,190	Expiring 10/02/08. If exercised the Fund pays/receives 4.46% and receives/pays floating 3 month LIBOR expiring 10/06/18, European Style	1,860
22,180	Expiring 01/25/27. If exercised the Fund pays/receives 5.47% and receives/pays floating 3 month LIBOR expiring 01/27/37, European Style	1,371
27,725	Expiring 01/25/27. If exercised the Fund pays/receives 5.47% and receives/pays floating 3 month LIBOR expiring 01/27/37, European Style	1,714

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   27

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE($)
Options Purchased — Continued
	Receiver/Payer Straddles on Interest Rate Swaps — Continued
62,338	Expiring 03/22/27. If exercised the Fund pays/receives 5.38% and receives/pays floating 3 month LIBOR expiring 03/24/37, European Style	3,864
	Total Receiver/Payer Straddles on Interest Rate Swaps	12,402

NUMBER OF CONTRACTS
	Put Options Purchased — 0.1%
1,500	1 Year Mid-Curve, Expiring 12/14/07 @ 94.63, American Style	103
686	30 Day Federal Fund Futures, Expiring 11/30/07 @ $94.75, American Style	7
4,662	90 Day Eurodollar Futures, Expiring 09/17/07 @ $94.38, American Style	466
500	90 Day Eurodollar Futures, Expiring 03/17/08 @ $94.50, American Style	28
1,000	90 Day Eurodollar Futures, Expiring 03/17/08 @ $94.63, American Style	106

NOTIONAL AMOUNT($)
	Put Options Purchased on Interest Rate Swaps:
128,520	Expiring 09/06/07. If exercised the Fund pays 5.70% and receives floating 3 month LIBOR expiring 09/10/12, European Style	—	(h)
63,450	Expiring 10/04/07. If exercised the Fund pays 5.30% and receives floating 3 month LIBOR expiring 10/09/12, European Style	101
104,167	Expiring 10/04/07. If exercised the Fund pays 5.69% and receives floating 3 month LIBOR expiring 10/09/12, European Style	20
54,800	Expiring 10/04/07. If exercised the Fund pays 5.71% and receives floating 3 month LIBOR expiring 10/09/12, European Style	9
110,240	Expiring 10/04/07. If exercised the Fund pays 5.80% and receives floating 3 month LIBOR expiring 10/09/12, European Style	11
936,354	Expiring 02/28/08. If exercised the Fund pays 4.20% and receives floating 3 month LIBOR expiring 03/03/10, European Style	2,594
	Total Put Options Purchased	3,445
	Total Options Purchased (Cost $30,198)	24,366

SHARES
Short-Term Investment — 2.6%
	Investment Company — 2.6%
61,335	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $61,335)	61,335
	Total Investments — 147.9% (Cost $3,503,793)	3,464,803
	Liabilities in Excess of Other Assets — (47.9)%	(1,122,147)
	NET ASSETS — 100.0%	$2,342,656

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

28   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/07	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
4	10 Year Japan Bonds	September, 2007	$4,676	$132
1,729	2 Year U.S. Treasury Notes	December, 2007	356,444	29
1,766	5 Year U.S. Treasury Notes	December, 2007	188,438	117
2,693	10 Year U.S. Treasury Notes	December, 2007	293,663	255
53	U.K. Treasury Gilt	December, 2007	11,439	(10)
882	U.S. Treasury Bonds	December, 2007	98,398	266
118	Eurodollar	March, 2008	28,131	(52)
	Short Futures Outstanding
(51)	10 Year Swap Future	September, 2007	(5,399)	(56)
(188)	Eurodollar	September, 2007	(44,411)	111
(447)	U.S. Treasury Bonds	December, 2007	(49,868)	(161)
(2,872)	5 Year U.S. Treasury Notes	December, 2007	(306,451)	(939)
(1,801)	10 Year U.S. Treasury Notes	December, 2007	(196,393)	(259)
(187)	Eurodollar	December, 2007	(44,443)	(75)
(922)	Eurodollar	June, 2008	(220,000)	(1,506)
(135)	Eurodollar	September, 2008	(32,211)	(110)
				$(2,258)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/07	NET UNREALIZED APPRECIATION (DEPRECIATION)
7,100,000	TRY	09/28/07	$5,386	$5,418	$32

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/07	NET UNREALIZED APPRECIATION (DEPRECIATION)
7,100,000	TRY	09/28/07	$5,412	$5,419	$(7)

Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$(71,850)	FNMA, TBA, 5.00%, 09/25/37	$(68,280)
(30,984)	FNMA, TBA, 5.50%, 09/25/22	(30,800)
(34,620)	FNMA, TBA, 5.50%, 10/25/37	(33,808)
(14,700)	FNMA, TBA, 6.00%, 09/25/22	(14,856)
(253,100)	FNMA, TBA, 6.00%, 10/25/36	(252,705)
(49,595)	FNMA, TBA, 6.50%, 09/25/37	(50,339)
(16,000)	GNMA, TBA, 6.00%, 09/15/37	(16,075)
	(Proceeds received $470,323)	$(466,863)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   29

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Options Written

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
30 Day Federal Funds Futures, American Style	$95.00	09/28/07	374	$(132)
90 Day Eurodollar Futures, American Style	95.00	09/17/07	305	(6)
90 Day Eurodollar Futures, American Style	96.00	09/17/07	2,144	(13)
90 Day Eurodollar Futures, American Style	95.38	12/17/07	305	(90)
10 Year U.S. Treasury Note Futures, American Style	111.00	10/26/07	883	(345)
10 Year U.S. Treasury Note Futures, American Style	111.00	11/20/07	1,820	(996)
10 Year U.S. Treasury Note Futures, American Style	112.00	11/20/07	1,302	(468)
(Premiums Received $2,209)				$(2,050)

Call Options Written on Interest Rate Swaps****

COUNTERPARTY	EXERCISE RATE*	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	5.46% semi-annually	05/30/08	06/03/10	$1,252,469	$(2,442)
(Premiums Received $2,129)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
FNMA, 30 Year Fixed, 5.50%	$94.96	10/04/07	$80,000	$(4)
FNMA, 30 Year Fixed, 5.50%	95.33	10/04/07	80,000	(9)
FNMA, 30 Year Fixed, 5.50%	96.61	10/04/07	70,500	(80)
FNMA, 30 Year Fixed, 5.50%, TBA	95.45	09/06/07	105,000	—
FNMA, 30 Year Fixed, 5.50%, TBA	95.19	10/04/07	40,000	(3)
(Premiums Received $1,445)				$(96)

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style	$94.50	09/17/07	467	$(105)
90 Day Eurodollar Futures, American Style	94.75	09/17/07	194	(137)
10 Year U.S. Treasury Note Futures, American Style	106.00	11/20/07	1,047	(229)
(Premiums Received $932)				$(471)

Put Options Written on Interest Rate Swaps****

COUNTERPARTY	EXERCISE RATE**	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	5.99% semi-annually	11/02/09	11/04/19	$367,210	$(7,100)
Barclays Bank plc	5.20% semi-annually	02/28/08	03/03/10	936,354	(2,069)
(Premiums Received $8,850)					$(9,169)

SEE NOTES TO FINANCIAL STATEMENTS.

30   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

Receiver/Payer Straddle on Interest Rate Swaps****

COUNTERPARTY	EXERCISE RATE***	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	5.96% semi-annually	10/02/08	10/06/18	$245,390	$(2,256)
Barclays Bank plc	6.02% semi-annually	07/28/14	07/30/24	14,568	(1,308)
Lehman Brothers Special Financing	5.36% semi-annually	03/15/12	03/19/42	23,219	(3,548)
(Premiums Received $7,944)					$(7,112)

*	The Fund would receive a floating rate based on 3-month USD LIBOR, if exercised.

**	The Fund would pay a floating rate based on 3-month USD LIBOR, if exercised.

***	The Fund would pay or receive a floating rate based on 3-month USD LIBOR, if exercised.

****	European Style

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   31

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	5.30% semi-annually	3 month LIBOR quarterly	07/31/12	$30	$	— (h)
Bank of America	5.55% semi-annually	3 month LIBOR quarterly	06/14/12	47,700		(1,201)
Bank of America	5.89% semi-annually	3 month LIBOR quarterly	11/04/19	195,235		(6,106)
Barclays Bank plc	3 month LIBOR quarterly	5.37% semi-annually	08/28/17	10,587		110
Barclays Bank plc	5.10% semi-annually	3 month LIBOR quarterly	07/18/12	41,680		(245)
Barclays Bank plc	5.51% semi-annually	3 month LIBOR quarterly	08/03/17	18,283		(393)
Barclays Bank plc	5.72% semi-annually	3 month LIBOR quarterly	10/06/18	21,503		(637)
Barclays Bank plc	4.70% semi-annually	3 month LIBOR quarterly	03/03/10	458,813		248
Barclays Bank plc	4.71% semi-annually	3 month LIBOR quarterly	06/03/10	500,987		297
Barclays Bank plc	5.28% semi-annually	3 month LIBOR quarterly	03/26/32	4,738		56
Barclays Bank plc	5.87% semi-annually	3 month LIBOR quarterly	10/06/18	107,588		(4,356)
BNP Paribas	5.57% semi-annually	3 month LIBOR quarterly	07/17/12	17,000		(448)
Citibank, N.A.	4.94% semi-annually	3 month LIBOR quarterly	04/03/10	16,000		(210)
Citibank, N.A.	5.49% semi-annually	3 month LIBOR quarterly	06/12/10	6,800		(108)
Citibank, N.A.	5.50% semi-annually	3 month LIBOR quarterly	06/13/10	6,800		(109)
Credit Suisse International	3 month LIBOR quarterly	5.28% semi-annually	08/29/17	9,249		33
Credit Suisse International	3 month LIBOR quarterly	5.50% semi-annually	08/03/17	12,730		262
Credit Suisse International	5.41% semi-annually	3 month LIBOR quarterly	01/26/32	2,033		13
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.11% semi-annually	08/28/12	6,600		41
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.15% semi-annually	08/14/12	55,815		411
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.37% semi-annually	08/28/17	18,900		196
Deutsche Bank AG, New York	5.43% semi-annually	3 month LIBOR quarterly	08/14/17	31,680		(473)
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.50% semi-annually	08/06/17	6,477		134
Deutsche Bank AG, New York	5.20% semi-annually	3 month LIBOR quarterly	02/08/10	12,800		(94)
Deutsche Bank AG, New York	5.21% semi-annually	3 month LIBOR quarterly	02/16/10	26,100		(193)
Deutsche Bank AG, New York	5.30% semi-annually	3 month LIBOR quarterly	01/26/17	7,800		(46)
Deutsche Bank AG, New York	5.42% semi-annually	3 month LIBOR quarterly	01/26/32	2,588		14
Deutsche Bank AG, New York	5.51% semi-annually	3 month LIBOR quarterly	06/13/10	62,000		(1,008)
Goldman Sachs Capital Management	5.53% semi-annually	3 month LIBOR quarterly	07/31/17	24,398		(568)
Goldman Sachs Capital Management	5.24% semi-annually	3 month LIBOR quarterly	01/24/17	14,000		(22)
Lehman Brothers Special Financing	5.28% semi-annually	3 month LIBOR quarterly	08/29/17	3,700		(11)
Lehman Brothers Special Financing	5.37% semi-annually	3 month LIBOR quarterly	07/18/17	73,753		(133)
Lehman Brothers Special Financing	5.02% semi-annually	3 month LIBOR quarterly	11/06/11	9,650		(150)
Merrill Lynch Capital Services, Inc.	4.98% semi-annually	3 month LIBOR quarterly	08/31/12	24,000		(13)
Union Bank of Switzerland AG	5.23% semi-annually	3 month LIBOR quarterly	06/12/17	7,915		(1)
Union Bank of Switzerland AG	5.23% semi-annually	3 month LIBOR quarterly	06/22/17	5,085		(2)
Union Bank of Switzerland AG	5.56% semi-annually	3 month LIBOR quarterly	06/12/17	37,880		(949)
Union Bank of Switzerland AG	5.69% semi-annually	3 month LIBOR quarterly	06/22/17	9,710		(344)
						$(16,005)

SEE NOTES TO FINANCIAL STATEMENTS.

32   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
AutoZone, Inc., 5.88%, 10/15/12	Bank of America	Buy	58 BPS quarterly	03/20/14	$5,700	$(20)
Banca Italease, S.p.A. 4.61%, 02/08/12	Deutsche Bank AG, New York	Sell	85 BPS quarterly	06/20/08	23,500	(205)
Bank TuranAlem Finance BV, 8.50%, 02/10/15	HSBC Bank, N.A.	Sell	190 BPS quarterly	09/14/07	6,300	13
Barrick Gold, 4.88%, 11/15/14	Lehman Brothers Special Financing	Buy	45 BPS quarterly	09/20/16	15,000	47
Brunswick Corp., 7.13%, 08/01/27	Bear Stearns Credit Products, Inc.	Buy	72 BPS quarterly	12/20/12	5,000	(12)
Brunswick Corp., 7.13%, 08/01/27	Credit Suisse International	Buy	94 BPS quarterly	06/20/14	5,000	(48)
CenturyTel, Inc., 7.88%, 08/15/12	Citibank, N.A.	Buy	95 BPS quarterly	09/20/14	5,000	(111)
Citadel Finance Ltd., 6.25%, 12/15/11	Merrill Lynch International	Sell	267 BPS quarterly	09/20/12	7,000	(3)
Computer Sciences Corp., 7.38%, 06/15/11	Morgan Stanley Capital Services	Buy	88 BPS quarterly	06/20/14	5,200	(120)
Computer Sciences Corp., 7.38%, 06/15/11	Merrill Lynch International	Buy	70 BPS quarterly	09/20/14	4,000	(42)
Countrywide Financial Corp., 0.00%, 02/08/31	Lehman Brothers Special Financing	Sell	500 BPS quarterly	09/20/08	11,300	112
Countrywide Financial Corp., 0.00%, 02/08/31	Union Bank of Switzerland AG	Sell	615 BPS quarterly	09/20/08	10,000	216
Dow Jones CDX.EM.7	Deutsche Bank AG, New York (1)	Buy	125 BPS quarterly	06/20/12	4,970	94
Dow Jones CDX.EM.7	Morgan Stanley Capital Services (2)	Buy	125 BPS quarterly	06/20/12	8,140	154
Dow Jones CDX.NA.HY.8	Goldman Sachs Capital Management (3)	Sell	275 BPS quarterly	06/20/12	3,000	(140)
Dow Jones CDX.NA.HY.8	Lehman Brothers Special Financing (4)	Sell	275 BPS quarterly	06/20/12	11,000	(522)
Dow Jones CDX.NA.HY.8	Union Bank of Switzerland AG (5)	Sell	275 BPS quarterly	06/20/12	6,000	(280)
Dow Jones CDX.NA.IG.8	Goldman Sachs Capital Management (6)	Buy	35 BPS quarterly	06/20/12	98,000	1,325
Gannett Co., Inc, 6.38%, 04/01/12	Bank of America	Buy	67 BPS quarterly	03/20/17	10,350	158
Gazprom, 8.63%, 04/28/34	Deutsche Bank AG, New York	Sell	39 BPS semi-annually	04/20/08	14,560	(6)
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns	Buy	341 BPS semi-annually	07/20/17	3,430	321
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns	Buy	397 BPS semi-annually	08/20/17	910	56
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	190 BPS semi-annually	07/20/10	11,000	229
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	170 BPS semi-annually	08/20/10	8,500	121
Government of Ukraine, 7.65%, 06/11/13	Union Bank of Switzerland AG	Sell	184 BPS semi-annually	08/20/10	7,250	135
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	176 BPS semi-annually	09/20/10	7,000	109
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	203 BPS semi-annually	08/20/11	12,700	236
Government of Ukraine, 7.65%, 06/11/13	Lehman Brothers Special Financing	Sell	169 BPS semi-annually	11/20/11	1,500	(3)
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	162 BPS semi-annually	11/20/11	7,540	(37)
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	145 BPS semi-annually	02/20/12	16,230	(186)
Hannover Finance SA, 5.75%, 02/26/24	Morgan Stanley Capital Services	Buy	9.5 BPS quarterly	12/20/11	10,000	88
ICICI Bank Ltd., 5.75%, 11/16/10	Deutsche Bank AG, New York	Sell	26 BPS quarterly	03/20/08	8,000	(13)
Ingersoll-Rand Co., 9.00%, 08/15/21	Credit Suisse International	Buy	66 BPS quarterly	06/20/14	2,550	(25)
Ingersoll-Rand Co., 9.00%, 08/15/21	Deutsche Bank AG, New York	Buy	68 BPS quarterly	06/20/14	5,100	(57)
Ingersoll-Rand Co., 9.00%, 08/15/21	Citibank, N.A.	Buy	78 BPS quarterly	09/20/14	3,800	(61)
iStar Financial, Inc., 6.00%, 12/15/10	Goldman Sachs Capital Management	Sell	198 BPS quarterly	09/20/12	10,000	107
Kaupthing Bunadarbanki HF, 5.77%, 12/01/09	Morgan Stanley Capital Services	Sell	31 BPS quarterly	12/20/07	EUR 17,200	(20)
Kaupthing Bunadarbanki HF, 5.77%, 12/01/09	Deutsche Bank AG, New York	Buy	52 BPS quarterly	12/20/11	$10,000	188
Kazkommertsbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	175 BPS semi-annually	08/20/08	9,050	(129)
Kazkommertsbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Buy	300 BPS semi-annually	08/20/12	1,810	86
Kazkommertzbank International BV, 7.88%, 04/07/14	Deutsche Bank AG, New York	Sell	235 BPS semi-annually	03/20/12	2,180	(123)
Kazkommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	230 BPS semi-annually	03/20/12	11,180	(652)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   33

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Kazkommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	220 BPS semi-annually	03/20/12	$4,180	$(260)
Kazkommertzbank International BV, 8.00%, 11/03/15	Morgan Stanley Capital Services	Sell	230 BPS semi-annually	03/20/12	4,850	(283)
Kroger Co., 5.50%, 02/01/13	Lehman Brothers Special Financing	Buy	58 BPS quarterly	03/20/14	5,300	(26)
Kroger Co., 5.50%, 02/01/13	Goldman Sachs Capital Management	Buy	65 BPS quarterly	06/20/14	3,000	(22)
Landsbanki Island, 4.42%, 10/19/10	Morgan Stanley Capital Services	Sell	45 BPS quarterly	09/20/07	EUR 6,800	9
Liz Claiborne, 5.00%, 07/08/13	Lehman Brothers Special Financing	Sell	78 BPS quarterly	09/20/12	$5,000	(39)
Marriot International, Inc., 4.63%, 06/15/12	Credit Suisse International	Buy	54 BPS quarterly	06/20/14	4,000	1
Marsh & McLennan Co, Inc., 5.38%, 07/15/14	Bank of America	Buy	101 BPS quarterly	09/20/14	4,000	(68)
Marsh & McLennan Co, Inc., 5.38%, 07/15/14	Bank of America	Buy	100 BPS quarterly	09/20/14	4,000	(66)
MBIA Insurance Corp., 5.38%, 10/06/10	Bear Stearns	Sell	128 BPS quarterly	09/20/12	5,000	12
MBIA Insurance Corp., 5.38%, 10/06/10	Goldman Sachs Capital Management	Sell	102 BPS quarterly	09/20/12	5,000	(46)
MBIA Insurance Corp., 5.38%, 10/06/10	Deutsche Bank AG, New York	Sell	150 BPS quarterly	09/20/12	2,500	30
McKesson Corp., 7.75%, 02/01/12	Lehman Brothers Special Financing	Buy	80 BPS quarterly	06/20/17	4,450	(50)
Mittal Steel Co. NV, 9.75%, 04/01/14	Morgan Stanley Capital Services	Sell	17 BPS quarterly	06/20/08	10,900	2
Mohawk Industries, 7.20%, 04/15/12	Morgan Stanley Capital Services	Buy	96 BPS quarterly	06/20/14	5,000	(52)
New York Times Co. (The), 4.61%, 09/26/12	Bank of America	Buy	64 BPS quarterly	06/20/17	5,000	27
New York Times Co. (The), 4.61%, 09/26/12	Bank of America	Buy	94 BPS quarterly	09/20/17	3,000	(50)
Pemex, 9.50%, 09/15/27	Citibank, N.A.	Buy	116.5 BPS semi-annually	05/20/10	15,000	(281)
Pemex, 9.50%, 09/15/27	Citibank, N.A.	Buy	125 BPS semi-annually	06/20/10	11,000	(234)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	278 BPS semi-annually	06/20/12	2,400	(198)
Petroleos De Venezuela S.A., 5.25%, 04/12/18	Union Bank of Switzerland AG	Sell	344 BPS semi-annually	07/20/12	1,740	(108)
Petroleos De Venezuela S.A., 5.25%, 04/12/27	Union Bank of Switzerland AG	Sell	355 BPS semi-annually	07/20/12	3,590	(203)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Bear Stearns	Sell	342 BPS semi-annually	07/20/12	1,170	(53)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Bear Stearns	Sell	361 BPS semi-annually	07/20/12	1,800	(97)
Petroleos De Venezuela S.A., 5.38%, 04/12/37	Bear Stearns	Sell	257 BPS semi-annually	05/20/12	1,250	(108)
Petroleos De Venezuela S.A., 5.38%, 04/12/37	Deutsche Bank AG, New York	Sell	258.5 BPS semi-annually	05/20/12	2,790	(239)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Morgan Stanley Capital Services	Sell	355 BPS semi-annually	07/20/12	4,060	(229)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Morgan Stanley Capital Services	Sell	340 BPS semi-annually	07/20/12	2,900	(185)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	340 BPS semi-annually	07/20/12	2,900	(185)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	341 BPS semi-annually	07/20/12	2,900	(184)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	328 BPS semi-annually	07/20/12	690	(47)
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Sell	343 BPS semi-annually	09/20/10	6,250	20
Republic of Argentina, 8.28% 12/31/33	Citibank, N.A.	Sell	296.5 BPS semi-annually	10/20/10	2,850	(46)
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Sell	303.5 BPS semi-annually	10/20/10	1,540	(21)
Republic of Argentina, 8.28% 12/31/33	Morgan Stanley Capital Services	Sell	338 BPS semi-annually	10/20/10	5,250	(1)
Republic of Argentina, 8.28% 12/31/33	Morgan Stanley Capital Services	Sell	400 BPS semi-annually	10/20/10	1,600	26
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Sell	292 BPS semi-annually	02/20/11	9,040	(321)
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Sell	260 BPS semi-annually	08/20/11	3,620	(209)
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Sell	259 BPS semi-annually	08/20/11	3,610	(209)
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Buy	208.5 BPS semi-annually	09/20/11	8,240	562
Republic of Argentina, 8.28% 12/31/33	Deutsche Bank AG, New York	Sell	196 BPS semi-annually	04/20/12	1,870	(172)
Republic of Argentina, 8.28% 12/31/33	Citibank, N.A.	Sell	216 BPS semi-annually	06/20/12	4,810	(441)
Republic of Argentina, 8.28% 12/31/33	Deutsche Bank AG, New York	Sell	214 BPS semi-annually	06/20/12	12,790	(1,183)
Republic of Argentina, 8.28% 12/31/33	Morgan Stanley Capital Services	Sell	216 BPS semi-annually	06/20/12	7,550	(692)
Republic of Argentina, 8.28% 12/31/33	Morgan Stanley Capital Services	Sell	202 BPS semi-annually	06/20/12	3,710	(361)
Republic of Argentina, 8.28% 12/31/33	Bear Stearns	Buy	258 BPS semi-annually	07/20/12	1,170	92

SEE NOTES TO FINANCIAL STATEMENTS.

34   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Buy	258 BPS semi-annually	07/20/12	$3,720	$294
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Buy	263 BPS semi-annually	07/20/12	2,900	223
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Buy	258 BPS semi-annually	07/20/12	690	54
Republic of Argentina, 8.28% 12/31/33	Morgan Stanley Capital Services	Buy	262 BPS semi-annually	07/20/12	2,900	224
Republic of Argentina, 8.28% 12/31/33	Union Bank of Switzerland AG	Buy	262 BPS semi-annually	07/20/12	1,740	135
Republic of Argentina, 8.28% 12/31/33	Deutsche Bank AG, New York	Sell	308 BPS semi-annually	08/20/12	5,370	(340)
Republic of Argentina, 8.28% 12/31/33	Deutsche Bank AG, New York	Sell	365 BPS semi-annually	08/20/12	2,320	(95)
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Sell	425 BPS semi-annually	08/20/12	820	(14)
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Sell	365 BPS semi-annually	08/20/12	8,570	(350)
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Sell	375 BPS semi-annually	08/20/12	1,730	(64)
Republic of Argentina, 8.28% 12/31/33	Bear Stearns	Sell	341 BPS semi-annually	07/20/17	3,430	(425)
Republic of Argentina, 8.28% 12/31/33	Bear Stearns	Sell	407 BPS semi-annually	08/20/17	910	(81)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	300 BPS semi-annually	09/20/10	6,250	(484)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	261.50 BPS semi-annually	10/20/10	1,540	(98)
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	290 BPS semi-annually	10/20/10	5,250	(382)
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	335 BPS semi-annually	10/20/10	1,600	(140)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	165 BPS semi-annually	02/20/11	9,040	(245)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	140 BPS semi-annually	08/20/11	3,620	(69)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	140 BPS semi-annually	08/20/11	3,610	(68)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	120 BPS semi-annually	09/20/11	4,190	70
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	119 BPS semi-annually	09/20/11	4,050	66
Republic of Brazil, 12.25%, 03/06/30	Bear Stearns	Buy	103 BPS semi-annually	12/20/11	4,545	(25)
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	108.5 BPS semi-annually	12/20/11	845	(7)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	111 BPS semi-annually	12/20/11	10,880	(96)
Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	103 BPS semi-annually	12/20/11	9,090	(51)
Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	102 BPS semi-annually	12/20/11	9,705	(51)
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	81 BPS semi-annually	04/20/12	1,870	8
Republic of Brazil, 12.25%, 03/06/30	Citibank, N.A.	Buy	69.5 BPS semi-annually	06/20/12	4,810	58
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	73.21 BPS semi-annually	06/20/12	12,790	133
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	69 BPS semi-annually	06/20/12	7,550	93
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	65.67 BPS semi-annually	06/20/12	3,710	51
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	89 BPS semi-annually	08/20/12	5,370	33
Republic of Colombia, 10.38%, 01/28/33	Deutsche Bank AG, New York	Buy	91.42 BPS semi-annually	04/20/12	220	3
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	10,040	144
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	10,040	144
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	96 BPS semi-annually	04/20/12	1,370	21
Republic of Colombia, 10.38%, 01/28/33	Morgan Stanley Capital Services	Buy	100 BPS semi-annually	04/20/12	5,020	68
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	82.5 BPS semi-annually	06/20/12	13,050	297
Republic of Indonesia, 6.75%, 03/10/14	Morgan Stanley Capital Services	Sell	127 BPS quarterly	12/20/11	4,270	(52)
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	101 BPS quarterly	06/20/12	920	(28)
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	115 BPS quarterly	09/20/12	1,630	(45)
Republic of Indonesia, 6.75%, 03/10/14	Citibank, N.A.	Sell	185 BPS quarterly	06/20/11	4,085	60
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	205 BPS quarterly	06/20/11	5,055	108
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	185 BPS quarterly	06/20/11	10,070	147
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	176.5 BPS quarterly	09/20/11	5,050	50
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	60 BPS semi-annually	03/20/12	5,150	(32)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	54.8 BPS semi-annually	03/20/12	9,930	(84)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	53.51 BPS semi-annually	03/20/12	9,550	(86)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   35

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	61 BPS semi-annually	03/20/12	$3,710	$(21)
Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	68 BPS semi-annually	08/20/12	3,330	(23)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	65.5 BPS semi-annually	08/20/12	9,160	(74)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	71 BPS semi-annually	08/20/12	4,340	(25)
Republic of Panama, 8.88%, 09/30/27	Lehman Brothers Special Financing	Buy	63 BPS semi-annually	06/20/12	27,210	524
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	62 BPS semi-annually	06/20/12	27,210	(479)
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	108.5 BPS semi-annually	05/20/17	12,010	(329)
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	90 BPS semi-annually	06/20/17	7,705	(320)
Republic of Philippines, 10.63%, 03/16/25	Citibank, N.A.	Buy	199 BPS quarterly	06/20/11	4,085	(77)
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	199 BPS quarterly	06/20/11	10,070	(194)
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	221 BPS quarterly	06/20/11	5,055	(137)
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	190 BPS quarterly	09/20/11	5,050	(74)
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	116 BPS quarterly	09/20/12	1,630	45
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	103 BPS quarterly	06/20/12	920	27
Republic of Philippines, 10.63%, 03/16/25	Morgan Stanley Capital Services	Buy	132 BPS quarterly	12/20/11	4,270	45
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	145 BPS semi-annually	07/20/12	1,720	35
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	146 BPS semi-annually	07/20/12	17,000	341
Republic of Turkey, 11.88%, 01/15/30	Deutsche Bank AG, New York	Buy	239 BPS semi-annually	08/20/12	4,400	(79)
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	194 BPS semi-annually	08/20/12	4,130	9
Republic of Venezuela, 9.25%, 09/15/27	Barclays Bank plc	Sell	172.1 BPS semi-annually	03/20/12	4,050	(317)
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	162 BPS semi-annually	04/20/12	220	(19)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	10,040	(868)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	10,040	(868)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	160.5 BPS semi-annually	04/20/12	1,370	(119)
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Sell	169 BPS semi-annually	04/20/12	5,020	(419)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	218 BPS semi-annually	06/20/12	13,050	(953)
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Buy	203 BPS semi-annually	06/20/12	2,400	189
Republic of Venezuela, 9.25%, 09/15/27	Bear Stearns	Buy	266 BPS semi-annually	07/20/12	1,800	107
Republic of Venezuela, 9.25%, 09/15/27	Bear Stearns	Sell	250.4 BPS semi-annually	07/20/12	2,500	(163)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	268 BPS semi-annually	07/20/12	820	(48)
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Buy	257 BPS semi-annually	07/20/12	4,060	254
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Buy	255 BPS semi-annually	07/20/12	3,590	228
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Sell	251 BPS semi-annually	07/20/12	4,570	(296)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	301.3 BPS semi-annually	08/20/12	2,340	(119)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Buy	385 BPS semi-annually	08/20/12	820	17
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Sell	330 BPS semi-annually	08/20/12	3,930	(159)
Russia AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	72 BPS semi-annually	03/20/09	1,875	(12)
Russia AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	76 BPS semi-annually	02/20/09	18,385	(92)
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	30 BPS semi-annually	03/20/09	1,875	7
Russian Federation, 7.50%, 03/31/30	Barclays Bank plc	Sell	86.5 BPS semi-annually	09/20/12	8,600	13
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	31 BPS semi-annually	02/20/09	18,385	55
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	119 BPS semi-annually	04/20/10	10,000	148
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Sell	140 BPS semi-annually	04/20/10	9,000	183
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	105 BPS semi-annually	06/20/10	8,000	91
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	104 BPS semi-annually	06/20/10	10,000	111
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	101 BPS semi-annually	07/20/10	6,000	78
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	90 BPS semi-annually	07/20/10	11,000	(105)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	75 BPS semi-annually	08/20/10	8,500	(41)

SEE NOTES TO FINANCIAL STATEMENTS.

36   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	90 BPS semi-annually	08/20/10	$7,250	$(70)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	64 BPS semi-annually	09/20/10	7,000	(8)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	53 BPS semi-annually	08/20/11	12,700	73
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	50 BPS semi-annually	11/20/11	7,540	71
Russian Federation, 7.50%, 03/31/30	Bear Stearns	Sell	45.5 BPS semi-annually	12/20/11	9,090	(106)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	52.5 BPS semi-annually	12/20/11	21,760	(192)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	51 BPS semi-annually	12/20/11	1,690	(16)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	46 BPS semi-annually	12/20/11	18,180	(208)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	45.5 BPS semi-annually	12/20/11	19,410	(226)
SafeWay, Inc., 5.80%, 08/15/12	Morgan Stanley Capital Services	Buy	65 BPS quarterly	06/20/14	5,250	(38)
Sara Lee, 6.13%, 11/01/32	Goldman Sachs Capital Management	Buy	81 BPS quarterly	03/20/17	5,550	(90)
Southwest Airlines, 6.50%, 03/01/12	Bank of America	Buy	58 BPS quarterly	06/20/14	6,900	28
Southwest Airlines, 6.50%, 03/01/12	Goldman Sachs Capital Management	Buy	69 BPS quarterly	06/20/14	5,200	(13)
Tate & Lyle, 6.50%, 06/28/12	Lehman Brothers Special Financing	Buy	42 BPS quarterly	12/20/14	10,000	318
Texas Instruments, 8.75%, 04/01/07	Lehman Brothers Special Financing	Buy	36 BPS quarterly	06/20/14	10,000	(24)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	108 BPS semi-annually	04/20/10	10,000	(190)
United Mexican States, 7.50%, 04/08/33	Morgan Stanley Capital Services	Buy	112 BPS semi-annually	04/20/10	9,000	(181)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	106 BPS semi-annually	06/20/10	8,000	(152)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	105 BPS semi-annually	06/20/10	10,000	(187)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	96 BPS semi-annually	07/20/10	6,000	(113)
United Mexican States, 8.30%, 08/15/31	Citibank, N.A.	Sell	100 BPS semi-annually	05/20/10	15,000	256
United Mexican States, 8.30%, 08/15/31	Citibank, N.A.	Sell	105 BPS semi-annually	06/20/10	11,000	205
VTB Capital SA, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	40 BPS semi-annually	03/20/08	9,550	7
VTB Capital SA, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS semi-annually	05/20/12	4,700	(87)
Western Union, 5.93%, 10/01/16	Bear Stearns	Buy	99 BPS quarterly	09/20/14	4,750	(129)
						$(11,131)

(1)	Premium paid of $296.
(2)	Premium paid of $279.
(3)	Premium received of $353.
(4)	Premium received of $983.
(5)	Premium received of $301.
(6)	Premium paid of $1,361.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   37

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America (2)	BA Covered Bond Issuer, 5.50%, 06/14/12	$100.83	09/06/07	$47,700	$768
Barclays Bank plc (2)	Nationwide Building Society, 5.50%, 07/18/12	101.54	09/13/07	41,410	1,138
Citibank, N.A. (1)	FNMA, 30 Year, 5.50%	96.01	09/06/07	73,330	(1,185)
Citibank, N.A. (1)	FNMA, 30 Year, 6.50%, TBA	101.33	09/06/07	87,900	(134)
Citibank, N.A. (1)	FNMA, 30 Year, 6.00%, TBA	98.51	09/06/07	127,100	(1,717)
Citibank, N.A. (1)	FNMA, 30 Year, 6.00%, TBA	98.51	09/06/07	68,500	(925)
Citibank, N.A. (2)	FNMA, 30 Year, 5.00%, TBA	93.72	09/06/07	21,850	279
Citibank, N.A. (2)	FNMA, 30 Year, 6.50%, TBA	101.33	09/06/07	117,000	178
Deutsche Bank AG, New York (1)	FNMA, 30 Year, 5.50%	96.83	09/06/07	56,800	(443)
Deutsche Bank AG, New York (1)	FNMA, 30 Year, 5.50%	96.84	09/06/07	80,000	(625)
Deutsche Bank AG, New York (1)	FNMA, 30 Year, 6.00%	98.95	09/06/07	8,000	(73)
Deutsche Bank AG, New York (1)	FHLMC Gold, 30 Year, 6.00%, TBA	99.50	09/06/07	93,145	(342)
Deutsche Bank AG, New York (1)	FNMA, 30 Year, 6.00%	99.41	09/06/07	595,000	(2,694)
Deutsche Bank AG, New York (1)	FNMA, 30 Year, 6.00%, TBA	98.56	09/06/07	169,000	(2,190)
Deutsche Bank AG, New York (2)	FHLMC Gold, 30 Year, 5.50%, TBA	97.03	09/06/07	31,650	185
Deutsche Bank AG, New York (2)	FHLMC Gold, 30 Year, 6.50%	100.84	09/06/07	68,500	436
Deutsche Bank AG, New York (2)	FNMA, 15 Year, 5.00%, TBA	97.20	09/11/07	63,000	261
Deutsche Bank AG, New York (2)	FNMA, 15 Year, 6.00%	100.76	09/11/07	88,000	223
Deutsche Bank AG, New York (2)	FNMA, 30 Year, 5.00%	94.29	09/06/07	77,000	571
Deutsche Bank AG, New York (2)	FNMA, 30 Year, 5.50%	97.00	09/06/07	350,000	2,186
Deutsche Bank AG, New York (2)	FNMA, 30 Year, 5.50%	97.00	09/06/07	26,000	162
Deutsche Bank AG, New York (2)	FNMA, 30 Year, 6.00%	100.03	09/12/07	12,000	43
Deutsche Bank AG, New York (2)	FNMA, 30 Year, 6.50%	101.91	09/12/07	18,000	(8)
Deutsche Bank AG, New York (2)	FNMA, 30 Year, 6.50%, TBA	101.34	09/06/07	297,750	418
Deutsche Bank AG, New York (2)	FNMA, 30 Year, 6.50%, TBA	101.34	09/06/07	83,500	117
Deutsche Bank AG, New York (2)	FNMA, 30 Year, 7.00%, TBA	102.72	09/06/07	104,500	82
Deutsche Bank AG, New York (2)	FNMA, 30 Year, 5.50%, TBA	95.97	10/04/07	47,244	773
Deutsche Bank AG, New York (1)	FNMA, 30 Year, 5.00%	95.21	10/04/07	70,500	140
Deutsche Bank AG, New York (2)	FNMA, 30 Year, 5.00%	95.21	10/04/07	357,100	(708)
Deutsche Bank AG, New York (2)	FHLMC, 4.50%, 01/15/14	97.20	09/21/07	10,495	79
Lehman Brothers Special Financing (1)	FNMA, 30 Year, 6.00%	99.97	10/04/07	484,100	—
Lehman Brothers Special Financing (1)	FNMA, 15 Year, 6.00%	100.28	09/11/07	87,000	(638)
Lehman Brothers Special Financing (1)	FNMA, 30 Year, 5.00%	93.88	09/06/07	25,000	(281)
Lehman Brothers Special Financing (1)	FNMA, 30 Year, 5.50%	96.44	09/06/07	82,000	(973)
Lehman Brothers Special Financing (1)	FNMA, 30 Year, 5.50%	96.48	09/06/07	32,000	(365)
Lehman Brothers Special Financing (1)	FNMA, 30 Year, 5.50%	96.48	09/06/07	58,915	(671)
Lehman Brothers Special Financing (1)	FNMA, 30 Year, 5.50%	96.58	09/06/07	46,000	(481)
Lehman Brothers Special Financing (1)	GNMA, 30 Year, 6.00%	100.04	09/12/07	18,000	(73)
Lehman Brothers Special Financing (1)	FNMA, 30 Year, 6.50%	101.33	09/06/07	169,000	(257)
Lehman Brothers Special Financing (2)	FNMA, 30 Year, 6.00%	99.97	10/04/07	315,000	—
Lehman Brothers Special Financing (2)	FNMA, 30 Year, 5.00%	94.06	09/06/07	53,000	521
Lehman Brothers Special Financing (2)	FNMA, 30 Year, 5.00%	95.31	10/04/07	132,300	(391)
Lehman Brothers Special Financing (2)	FNMA, 30 Year, 6.50%	101.33	09/06/07	67,800	103
Lehman Brothers Special Financing (2)	FNMA, 30 Year, 7.00%	102.66	09/06/07	43,000	60
Lehman Brothers Special Financing (2)	FNMA, 30 Year, 5.50%, TBA	95.97	10/04/07	2,500	41
Lehman Brothers Special Financing (2)	FNMA, 30 Year, 5.50%, TBA	95.97	10/04/07	50,000	818
Lehman Brothers Special Financing (2)	FNMA, 30 Year, 6.00%, TBA	100.06	09/11/07	198,000	1,885

SEE NOTES TO FINANCIAL STATEMENTS.

38   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Lehman Brothers Special Financing (2)	FNMA, 30 Year, 5.50%, TBA	$95.94	10/04/07	$426,500	$7,112
Morgan Stanley Capital Services (1)	FNMA, 30 Year, 5.00%	93.93	09/06/07	223,000	(2,394)
Morgan Stanley Capital Services (1)	FNMA, 30 Year, 5.50%	96.71	09/06/07	138,000	(1,261)
Morgan Stanley Capital Services (1)	FNMA, 30 Year, 6.00%	101.25	09/06/07	2,000	(5)
Morgan Stanley Capital Services (1)	FNMA, 30 Year, 6.50%	101.34	09/06/07	23,000	(32)
Morgan Stanley Capital Services (2)	FNMA, 30 Year, 6.00%	100.06	10/04/07	272,100	(592)
Union Bank of Switzerland AG (2)	Northern Rock plc, 5.63%, 06/22/17	101.47	09/20/07	14,795	24
Union Bank of Switzerland AG (2)	Tennessee Valley Authority, 5.50%, 07/18/17	102.90	09/18/07	21,715	—
Union Bank of Switzerland AG (2)	FNMA, 5.38%, 06/12/17	101.86	09/27/07	45,730	112
Union Bank of Switzerland AG (1)	FNMA, 30 Year, 5.50%	96.72	09/06/07	139,000	(1,259)
Union Bank of Switzerland AG (1)	FNMA, 30 Year, 5.50%, TBA	96.03	10/04/07	267,500	4,211
Union Bank of Switzerland AG (1)	FNMA, 30 Year, 6.00%, TBA	98.56	09/06/07	182,000	(2,359)
Union Bank of Switzerland AG (2)	FHLMC Gold, 30 Year, 6.00%, TBA	99.56	09/06/07	81,100	247
Union Bank of Switzerland AG (2)	FNMA, 30 Year, 5.00%	94.29	09/06/07	107,500	764
Union Bank of Switzerland AG (2)	FNMA, 30 Year, 6.00%	99.47	09/06/07	34,000	133
Union Bank of Switzerland AG (2)	FNMA, 30 Year, 6.00%	101.31	09/06/07	91,000	156
					$1,150

(1)	Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.

(2)	Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   39

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Total Return Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Deutsche Bank AG, New York	Lehman AAA 8.5 Year + CMBS Index	Spread Lock with Carry Amount + 10 BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	09/01/07	$37,300	$(224)
Morgan Stanley Capital Services	TransCredit Bank, 7.30%, 02/26/09	3 Month LIBOR + 20 BPS	Total Return on TransCredit Bank, 7.30%, 02/26/09	02/26/09	18,700	330
Morgan Stanley Capital Services	OGK/Rushydro’s, 12/13/13	3 Month LIBOR + 20 BPS	Total Return on OGK/Rushydro’s, 12/13/13	12/25/10	3,840	57
						$163

Forward Rate Agreements

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Merrill Lynch Capital Services	4.77% semi-annually	3 month LIBOR quarterly	06/18/08	$397,000	$(132)

SEE NOTES TO FINANCIAL STATEMENTS.

40   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 96.4%
	Corporate Bonds — 35.1%
	Bermuda — 0.3%
715	Citic Resources Finance Ltd., 6.75%, 05/15/14 (e) (m)	680
	Botswana — 0.6%
	Barclays Bank plc,
1,030	VAR, 0.00%, 05/10/10	1,044
400	VAR, 0.00%, 05/28/10	400
		1,444
	Brazil — 5.7%
BRL 1,730	Citibank N.A., Brazilian Real Notes, 15.00%, 07/02/10	999
15,925	Lehman Brothers Holdings, Inc., 10.00%, 01/03/12 (linked to Brazilian Real Notes, 10.00%, 01/03/12) (m)	7,735
	Morgan Stanley & Co., Inc.,
$3,600	12.15%, 01/05/22 (linked to Republic of Brazil Government Bond, 12.15%, 01/05/22) (e) (m)	3,849
1,000	14.40%, 08/04/16 (linked to Republic of Brazil Government Bond, 14.40%, 08/04/16) (e)	1,212
		13,795
	Dominican Republic — 1.6%
	Citigroup Funding, Inc.,
1,030	Zero Coupon, 10/08/07 (linked to Dominican Republic Government Bond, Zero Coupon, 10/05/07) (e) (m)	1,010
2,615	VAR, 1.00%, 03/12/12 (linked to Dominican Republic Government Bond, 1.00%, 03/12/12) (e) (i)	2,744
		3,754
	Egypt — 0.8%
1,845	Citigroup Funding, Inc., Zero Coupon, 10/04/07 (linked to Egypt Treasury Bill, Zero Coupon, 10/02/07) (e) (m)	2,035
	Ghana — 0.6%
1,550	Barclays Bank plc, Zero Coupon, 04/07/10 (linked to Government of Ghana, Zero Coupon, 04/07/10) (e) (i)	1,544
	Indonesia — 1.9%
3,160	Deutsche Bank Financial, Inc., 15.00%, 07/20/18 (linked to Indonesia Government Bond, 15.00%, 07/15/18)	4,601
	Ireland — 0.3%
640	BW Group Ltd., 6.63%, 06/28/17 (e)	640
	Luxembourg — 0.9%
1,945	ALROSA Finance S.A., 8.88%, 11/17/14 (e)	2,120
	Mexico — 1.2%
MXN 40,000	Depfa Bank plc, Zero Coupon, 06/15/15	1,931
$1,065	Pemex Project Funding Master Trust, 5.75%, 12/15/15	1,053	>
		2,984
	Peru — 1.5%
3,070	IIRSA Norte Finance Ltd., 8.75%, 05/30/24	3,584
	Russia — 9.6%
	Gaz Capital for Gazprom
1,590	6.21%, 11/22/16 (e)	1,532
885	6.51%, 03/07/22 (e)	855
5230	7.29%, 08/16/37 (e) (m)	5,361
1,620	8.63%, 04/28/34 (e)	1,988
2,370	Gazprom International S.A., 7.20%, 02/01/20	2,409
	Gazstream S.A. for OAO Gazprom,
3,406	5.63%, 07/22/13 (e)	3,325
2,625	5.63%, 07/22/13	2,575
720	RSHB Capital S.A. for OJSC Russian Agricultural Bank, 7.18%, 05/16/13	735
2,980	TransCapitalInvest Ltd. for OJSC AK Transneft, 5.67%, 03/05/14 (e)	2,906
1,600	VTB Capital S.A. for Vneshtorgbank, 6.25%, 06/30/35	1,560
		23,246
	Trinidad & Tobago — 1.4%
3,452	National Gas Co. of Trinidad & Tobago Ltd., 6.05%, 01/15/36	3,313
	Turkey — 3.4%
TRY 11,535	Credit Suisse, Nassau Branch, 14.00%, 01/19/11 (linked to Republic of Turkey Government Bond, 14.00%, 01/19/11)	8,280
	Uganda — 0.4%
$1,030	Citigroup Funding, Inc., VAR, 0.00%, 03/17/08 (linked to Uganda Treasury Bill, 0.00%, 03/13/08) (i)	1,035
	Ukraine — 4.0%
	Credit Suisse First Boston International for CJSC The EXIM of Ukraine,
320	6.80%, 10/04/12	302
7,855	7.65%, 09/07/11	7,619
1,695	Dresdner Kleinwort Wasserstein for CJSC The EXIM of Ukraine, 7.75%, 09/23/09	1,684
		9,605
	Venezuela — 0.9%
3,900	Petroleos de Venezuela S.A., 5.38%, 04/12/27	2,262
	Total Corporate Bonds (Cost $68,599)	84,922

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   41

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Foreign Government Securities — 59.0%
	Argentina — 10.9%
ARS 16,141	Central Bank of Argentina, VAR, 0.00%, 02/04/18	6,224
$750	Province of Buenos Aires, 9.38%, 09/14/18	596
	Republic of Argentina,
3,900	7.00%, 10/03/15 (m)	3,126
ARS 11,773	11.31%, 01/20/10	3,532
14,400	VAR, 0.00%, 03/25/10	4,331
11,300	VAR, 0.00%, 09/30/14 (m)	3,339
6,030	VAR, 0.00%, 12/31/33 (m)	2,136
$16,800	VAR, 0.00%, 12/15/35	1,974
ARS 8,480	VAR, 0.00%, 12/31/38 (m)	1,115
		26,373
	Barbados — 0.2%
$390	Government of Barbados, 6.63%, 12/05/35 (e)	387
	Brazil — 8.7%
300	Banco Nacional de Desenvolvimento Economico e Social, VAR, 5.17%, 06/16/08	295
	Federal Republic of Brazil,
6,900	7.13%, 01/20/37	7,504
1,600	8.75%, 02/04/25	1,995
800	8.88%, 10/14/19	974
6,195	12.25%, 03/06/30	10,346
		21,114
	Chile — 1.6%
3,650	Government of Chile, 7.13%, 01/11/12	3,935
	Colombia — 3.8%
COP 3,692,000	Bogota Distrio Capital, 9.75%, 07/26/28 (e) (m)	1,585
	Republic of Colombia,
$2,055	7.38%, 01/27/17	2,183
1,500	10.75%, 01/15/13	1,807
COP 6,935,000	12.00%, 10/22/15	3,485
		9,060
	Costa Rica — 1.7%
$3,268	Republic of Costa Rica, 10.00%, 08/01/20	4,216
	Dominican Republic — 0.2%
	Government of Dominican Republic,
322	9.04%, 01/23/18 (e)	352
30	9.04%, 01/23/18	33
45	9.50%, 09/27/11	48
		433
	Egypt — 0.7%
	Arab Republic of Egypt,
EGP10,000	8.75%, 07/18/12 (e) (m)	1,738
	El Salvador — 2.2%
	Republic of El Salvador,
$675	7.63%, 09/21/34 (e)	742
205	7.65%, 06/15/35	223
2,148	7.75%, 01/24/23	2,395
1,735	8.25%, 04/10/32 (e) (m)	2,004
		5,364
	Guatemala — 2.8%
	Republic of Guatemala,
2,935	8.13%, 10/06/34	3,353
2,910	10.25%, 11/08/11	3,303
		6,656
	Iraq — 0.3%
1,250	Republic of Iraq, 5.80%, 01/15/28 (e)	713
	Mexico — 4.8%
	United Mexican States,
1,250	8.00%, 09/24/22	1,527
MXN 12,496	8.00%, 12/24/08	1,139
$6,050	8.30%, 08/15/31	7,797
875	8.30%, 08/15/31	1,128
		11,591
	Peru — 2.5%
	Republic of Peru,
1,193	6.55%, 03/14/37	1,189
570	7.35%, 07/21/25	627
3,375	9.88%, 02/06/15	4,163
		5,979
	Russia — 5.1%
	Russian Federation,
3,989	8.25%, 03/31/10	4,100
1,750	11.00%, 07/24/18	2,450
3,334	12.75%, 06/24/28	5,876
		12,426
	Trinidad & Tobago — 0.1%
	Government of Trinidad & Tobago
307	5.88%, 05/17/27	289
	Turkey — 1.2%
	Republic of Turkey,
620	8.00%, 02/14/34	666
2,000	12.38%, 06/15/09	2,217
		2,883
	Ukraine — 3.2%
	Government of Ukraine,
2,390	6.58%, 11/21/16 (e)	2,351
2,065	7.65%, 06/11/13	2,168
3,000	FRN, 8.69%, 08/05/09	3,154
		7,673

SEE NOTES TO FINANCIAL STATEMENTS.

42   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Uruguay — 1.3%
	Republic of Uruguay,
UYU 50,960	5.00%, 09/14/18 (m)	2,425
$465	7.50%, 03/15/15	486
240	9.25%, 05/17/17	280
		3,191
	Venezuela — 7.7%
	Republic of Venezuela,
2,022	9.25%, 09/15/27	2,007
2,395	9.38%, 01/13/34	2,377
12,116	10.75%, 09/19/13	13,012
1,020	13.63%, 08/15/18	1,301
		18,697
	Total Foreign Government Securities (Cost $164,478)	142,718
	U.S. Treasury Obligations — 1.4%
	United States — 1.4%
	U.S. Treasury Notes,
3,000	4.75%, 08/15/17	3,049
205	4.88%, 04/30/08 (k) (m)	206
	Total U.S. Treasury Obligations (Cost $3,257)	3,255

SHARES	SECURITY DESCRIPTION	VALUE($)
	Warrants — 0.9%
	Republic of Argentina,
ARS 43,114	Expires 12/15/35 (linked to GDP) (a) (m)	1,261
EUR 6,430	Expires 12/15/35 (linked to GDP) (a)	911
$1	Republic of Venezuela Oil Price Index, expires 04/15/20 (a)	46
	Total Warrants (Cost $1,974)	2,218
	Total Long-Term Investments (Cost $238,308)	233,113
Short-Term Investment — 3.6%
	Investment Company — 3.6%
8,749	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $8,749)	8,749
	Total Investments — 100.0% (Cost $247,057)	241,862
	Other Assets in Excess of Liabilities — 0.0% (g)	21
	NET ASSETS — 100.0%	$241,883

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	Description	Expiration Date	Notional Value at 08/31/07	Net Unrealized Appreciation (Depreciation)
	Long Futures Outstanding
23	2 Year U.S. Treasury Notes	December, 2007	$4,742	$1
9	5 Year U.S. Treasury Notes	December, 2007	960	1
216	10 Year U.S. Treasury Notes	December, 2007	23,554	34
37	U.S. Treasury Bonds	December, 2007	4,128	8
				$44

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/07	NET UNREALIZED APPRECIATION (DEPRECIATION)
8,500,000	TRY	9/28/2007	$6,449	$6,487	$38

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/07	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,600,000	EUR	09/28/07	$(2,158)	$(2,182)	$(24)
8,500,000	TRY	09/28/07	(6,479)	(6,487)	(8)
					$(32)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   43

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Credit Default Swaps

REFERENCED OBLIGATION	Swap Counterparty	Buy/Sell Protection	Fund Pays/Receives Fixed Rate (r)	Termination Date	Notional Amount	Value
Bank TuranAlem Finance BV, 8.50%, 02/10/15	HSBC	Sell	190 BPS quarterly	09/14/07	$1,470	$3
Gazprom International S.A., 7.20%, 02/01/20	Lehman Brothers Special Financing	Buy	112 BPS semi-annually	04/20/11	5,180	76
Gazprom International S.A., 8.63%, 04/28/34	Deutsche Bank AG, New York	Sell	39 BPS semi-annually	04/20/08	2,340	(1)
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns	Buy	341 BPS semi-annually	07/20/17	800	75
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns	Buy	397 BPS semi-annually	08/20/17	210	13
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	190 BPS semi-annually	07/20/10	500	10
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	170 BPS semi-annually	08/20/10	750	11
Government of Ukraine, 7.65%, 06/11/13	Union Bank of Switzerland AG	Sell	184 BPS semi-annually	08/20/10	300	6
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	176 BPS semi-annually	09/20/10	400	6
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	203 BPS semi-annually	08/20/11	660	12
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	175 BPS semi-annually	10/20/11	3,030	12
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	189 BPS semi-annually	10/20/11	1,670	11
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	162 BPS semi-annually	11/20/11	740	(4)
Government of Ukraine, 7.65%, 06/11/13	Barclays Bank plc	Sell	156 BPS semi-annually	04/20/12	530	(7)
Government of Ukraine, 7.65%, 06/11/13	Deutsche Bank AG, New York	Sell	158 BPS semi-annually	04/20/12	350	(4)
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	137.75 BPS semi-annually	06/20/12	2,860	(65)
Kazommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	175 BPS semi-annually	08/20/08	2,100	(30)
Kazommertzbank International BV, 7.88%, 04/07/14	Deutsche Bank AG, New York	Sell	235 BPS semi-annually	03/20/12	350	(20)
Kazommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	220 BPS semi-annually	03/20/12	640	(40)
Kazommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	230 BPS semi-annually	03/20/12	2,240	(131)
Kazommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Buy	300 BPS semi-annually	08/20/12	420	20
Kazommertzbank International BV, 8.00%, 11/03/15	Morgan Stanley Capital Services	Sell	230 BPS semi-annually	03/20/12	750	(44)
Pemex, 9.50%, 09/15/27	Citibank, N.A.	Buy	125 BPS semi-annually	06/20/10	1,000	(21)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	278 BPS semi-annually	06/20/12	510	(42)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	344 BPS semi-annually	07/20/12	520	(32)
Petroleos De Venezuela S.A., 5.25%, 04/12/27	Union Bank of Switzerland AG	Sell	355 BPS semi-annually	07/20/12	770	(43)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Bear Stearns	Sell	342 BPS semi-annually	07/20/12	350	(16)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Bear Stearns	Sell	361 BPS semi-annually	07/20/12	380	(21)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Morgan Stanley Capital Services	Sell	340 BPS semi-annually	07/20/12	870	(56)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Morgan Stanley Capital Services	Sell	355 BPS semi-annually	07/20/12	960	(54)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	265 BPS semi-annually	05/20/12	3,100	(258)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	328 BPS semi-annually	07/20/12	190	(13)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	340 BPS semi-annually	07/20/12	870	(55)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	341 BPS semi-annually	07/20/12	870	(55)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	355 BPS semi-annually	07/20/12	170	(10)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	343 BPS semi-annually	09/20/10	350	1
Republic of Argentina, 8.28%, 12/31/33	Citibank, N.A.	Sell	296.5 BPS semi-annually	10/20/10	160	(3)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	303.5 BPS semi-annually	10/20/10	750	(10)
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	338 BPS semi-annually	10/20/10	400	— (h)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	295 BPS semi-annually	03/20/11	840	(20)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	208.5 BPS semi-annually	09/20/11	550	38

SEE NOTES TO FINANCIAL STATEMENTS.

44   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	Termination Date	Notional Amount	Value
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	196 BPS semi-annually	04/20/12	$1,990	$(183)
Republic of Argentina, 8.28%, 12/31/33	Citibank, N.A.	Sell	216 BPS semi-annually	06/20/12	720	(66)
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	214 BPS semi-annually	06/20/12	1,140	(105)
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	202 BPS semi-annually	06/20/12	2,150	(209)
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	216 BPS semi-annually	06/20/12	1,430	(131)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns	Buy	258 BPS semi-annually	07/20/12	350	28
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	208 BPS quarterly	07/20/12	830	(82)
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	232.67 BPS semi-annually	07/20/12	1,450	(129)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	258 BPS semi-annually	07/20/12	190	15
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	263 BPS semi-annually	07/20/12	870	67
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	258 BPS semi-annually	07/20/12	1,070	85
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Buy	262 BPS semi-annually	07/20/12	870	67
Republic of Argentina, 8.28%, 12/31/33	Union Bank of Switzerland AG	Buy	262 BPS semi-annually	07/20/12	520	40
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	308 BPS semi-annually	08/20/12	2,390	(151)
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	365 BPS semi-annually	08/20/12	540	(22)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	365 BPS semi-annually	08/20/12	2,000	(82)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	375 BPS semi-annually	08/20/12	450	(17)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	425 BPS semi-annually	08/20/12	200	(3)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns	Sell	341 BPS semi-annually	07/20/17	800	(99)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns	Sell	407 BPS semi-annually	08/20/17	210	(19)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	300 BPS semi-annually	09/20/10	350	(27)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	261.5 BPS semi-annually	10/20/10	750	(48)
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	290 BPS semi-annually	10/20/10	400	(29)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	142 BPS semi-annually	03/20/11	840	(22)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	119 BPS semi-annually	09/20/11	270	5
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	120 BPS semi-annually	09/20/11	280	5
Republic of Brazil, 12.25%, 03/06/30	Bear Stearns	Buy	103 BPS semi-annually	12/20/11	300	(2)
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	108.5 BPS semi-annually	12/20/11	790	(6)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	111 BPS semi-annually	12/20/11	680	(6)
Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	102 BPS semi-annually	12/20/11	635	(3)
Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	103 BPS semi-annually	12/20/11	600	(3)
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	81 BPS semi-annually	04/20/12	1,990	9
Republic of Brazil, 12.25%, 03/06/30	Citibank, N.A.	Buy	70 BPS semi-annually	06/20/12	720	9
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	73.21 BPS semi-annually	06/20/12	1,140	12
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	65.67 BPS semi-annually	06/20/12	2,150	30
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	69 BPS semi-annually	06/20/12	1,430	18
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	66 BPS semi-annually	07/20/12	830	12
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	71.33 BPS semi-annually	07/20/12	1,450	18
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	89 BPS semi-annually	08/20/12	2,390	15
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	96 BPS semi-annually	04/20/12	210	3
Republic of Colombia, 10.38%, 01/28/33	Deutsche Bank AG, New York	Buy	91.42 BPS semi-annually	04/20/12	410	6
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	1,500	22
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	1,500	22
Republic of Colombia, 10.38%, 01/28/33	Morgan Stanley Capital Services	Buy	100 BPS semi-annually	04/20/12	750	10
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	82.5 BPS semi-annually	06/20/12	3,990	91
Republic of Indonesia, 6.75%, 03/10/14	Citibank, N.A.	Sell	185 BPS quarterly	06/20/11	300	4
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	185 BPS quarterly	06/20/11	730	11

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   45

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	Termination Date	Notional Amount	Value
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	205 BPS quarterly	06/20/11	$365	$8
Republic of Indonesia, 6.75%, 03/10/14	Morgan Stanley Capital Services	Sell	127 BPS quarterly	12/20/11	400	(5)
Republic of Indonesia, 6.75, 03/10/14	Deutsche Bank AG, New York	Sell	101 BPS quarterly	06/20/12	690	(21)
Republic of Indonesia, 6.75, 03/10/14	Deutsche Bank AG, New York	Sell	115 BPS quarterly	09/20/12	3,820	(106)
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	63 BPS semi-annually	05/20/11	1,600	(4)
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	60 BPS semi-annually	03/20/12	870	(5)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	53.51 BPS semi-annually	03/20/12	1,510	(14)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	61 BPS semi-annually	03/20/12	620	(4)
Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	68 BPS semi-annually	08/20/12	3,010	(21)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	65.5 BPS semi-annually	08/20/12	2,210	(18)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	71 BPS semi-annually	08/20/12	1,090	(6)
Republic of Panama, 8.88%, 09/30/27	Lehman Brothers Special Financing	Buy	63 BPS semi-annually	06/20/12	5,340	103
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	108.5 BPS semi-annually	05/20/17	2,155	(59)
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	62 BPS semi-annually	06/20/12	5,340	(94)
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	90 BPS semi-annually	06/20/17	1,380	(57)
Republic of Philippines, 10.63%, 03/16/25	Citibank, N.A.	Buy	199 BPS quarterly	06/20/11	300	(6)
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	199 BPS quarterly	06/20/11	730	(14)
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	221 BPS quarterly	06/20/11	365	(10)
Republic of Philippines, 10.63%, 03/16/25	Morgan Stanley Capital Services	Buy	132 BPS quarterly	12/20/11	400	4
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	103 BPS quarterly	06/20/12	690	20
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	116 BPS quarterly	09/20/12	3,820	105
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	145 BPS semi-annually	07/20/12	370	7
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	146 BPS semi-annually	07/20/12	3,850	77
Republic of Turkey, 11.88%, 01/15/30	Deutsche Bank AG, New York	Buy	239 BPS semi-annually	08/20/12	1,000	(18)
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	194 BPS semi-annually	08/20/12	1,170	3
Republic of Venezuela, 9.25%, 09/15/27	Barclays Bank plc	Sell	172.10 BPS semi-annually	03/20/12	1,520	(119)
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	160.41 BPS semi-annually	04/20/12	870	(75)
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	162 BPS semi-annually	04/20/12	410	(35)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	160.5 BPS semi-annually	04/20/12	210	(18)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	1,500	(130)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	1,500	(130)
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Sell	169 BPS semi-annually	04/20/12	750	(63)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	218 BPS semi-annually	06/20/12	3,990	(291)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	222 BPS semi-annually	06/20/12	860	(62)
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Buy	203 BPS semi-annually	06/20/12	510	40
Republic of Venezuela, 9.25%, 09/15/27	Bear Stearns	Sell	250.4 BPS semi-annually	07/20/12	1,550	(101)
Republic of Venezuela, 9.25%, 09/15/27	Bear Stearns	Buy	266 BPS semi-annually	07/20/12	380	23
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Buy	260 BPS semi-annually	07/20/12	170	10
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	268 BPS semi-annually	07/20/12	200	(12)
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Buy	257 BPS semi-annually	07/20/12	960	60
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Sell	251 BPS semi-annually	07/20/12	1,550	(101)
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Buy	255 BPS semi-annually	07/20/12	770	49
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	301.3 BPS semi-annually	08/20/12	1,680	(86)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Buy	385 BPS semi-annually	08/20/12	200	4
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	570 BPS semi-annually	08/20/12	670	31
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Sell	340 BPS semi-annually	08/20/12	90	(3)
Russian AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	76 BPS semi-annually	02/20/09	1,190	(6)

SEE NOTES TO FINANCIAL STATEMENTS.

46   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	Termination Date	Notional Amount	Value
Russian AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	72 BPS semi-annually	03/20/09	$120	$(1)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	31 BPS semi-annually	02/20/09	1,190	4
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	30 BPS semi-annually	03/20/09	120	—
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Sell	101 BPS semi-annually	07/20/10	2,000	26
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	90 BPS semi-annually	07/20/10	500	(5)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	77 BPS semi-annually	08/20/10	70	— (h)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	75 BPS semi-annually	08/20/10	750	(4)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	90 BPS semi-annually	08/20/10	300	(3)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	64 BPS semi-annually	09/20/10	400	— (h)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	53 BPS quarterly	08/20/11	660	4
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	50 BPS semi-annually	11/20/11	740	7
Russian Federation, 7.50%, 03/31/30	Bear Stearns	Sell	45.5 BPS semi-annually	12/20/11	600	(7)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	51 BPS semi-annually	12/20/11	1,580	(15)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	53 BPS semi-annually	12/20/11	1,360	(12)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	46 BPS semi-annually	12/20/11	1,200	(14)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	45.5 BPS semi-annually	12/20/11	1,270	(15)
Russian Federation, 7.50%, 03/31/30	Barclays Bank plc	Buy	47.5 BPS semi-annually	04/20/12	530	7
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Buy	49.5 BPS semi-annually	04/20/12	350	4
United Mexican States, 7.50%, 04/08/33	Morgan Stanley Capital Services	Buy	96 BPS semi-annually	07/20/10	2,000	(38)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	81 BPS semi-annually	08/20/10	70	(1)
United Mexican States, 8.30%, 08/15/31	Citibank, N.A.	Sell	105 BPS semi-annually	06/20/10	1,000	19
VTB Capital SA, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	40 BPS semi-annually	03/20/08	1,360	1
VTB Capital SA, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS semi-annually	05/20/12	790	(15)
VTB Capital SA, 7.50%, 10/12/11	Lehman Brothers Special Financing	Sell	109 BPS semi-annually	04/20/11	5,180	(20)
						$(2,829)

Total Return Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	Value
Morgan Stanley Capital Services	TransCredit Bank, 7.30%, 02/26/09	3 Month Libor + 20 BPS	Total Return on TransCredit Bank, 7.30%, 02/26/09	02/26/09	$1,200	$21
Morgan Stanley Capital Services	OGK/Rushydro’s, 12/13/13	Total Return on OGK/ Rushydro’s, 12/13/13	3 Month LIBOR + 20 BPS	12/25/10	3,830	120
						$141

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   47

JPMorgan Enhanced Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 82.1%
	Asset-Backed Securities — 18.3%
570	American Express Credit Account Master Trust, Series 2004-C, Class C, FRN, 6.11%, 02/15/12 (e)	568
500	Ameriquest Mortgage Securities, Inc., Series 2005-R2, Class M2, FRN, 5.99%, 04/25/35	471
1,400	Arkle Master Issuer plc (United Kingdom), Series 2006-1A, Class 3A, FRN, 5.57%, 08/17/11 (e)	1,382
400	Asset Backed Funding Certificates, Series 2005-HE1, Class M2, FRN, 5.95%, 12/25/34	380
346	Bear Stearns Asset Backed Securities, Inc., Series 2005-HE3, Class M1, FRN, 5.93%, 03/25/35	327
	Capital One Auto Finance Trust,
750	Series 2007-B, Class A3B, 5.61%, 04/15/12	750
750	Series 2007-B, Class A4, 5.64%, 04/15/14	750
1,650	Capital One Multi-Asset Execution Trust, Series 2003-A, FRN, 6.86%, 12/15/10 (i)	1,657
400	Carrington Mortgage Loan Trust, Series 2006-OPT1, Class A3, FRN, 5.69%, 02/25/36	386
36	CARSS Finance LP (Cayman Islands), Series 2004-A, Class B1, FRN, 5.89%, 01/15/11 (e)	36
	Citigroup Mortgage Loan Trust, Inc.,
768	Series 2003-HE3, Class A, FRN, 5.70%, 12/25/33	748
1,050	Series 2005-OPT4, Class M2, FRN, 5.93%, 07/25/35	948
900	Series 2006-WMC1, Class A2C, FRN, 5.70%, 12/25/35	878
	Countrywide Asset-Backed Certificates,
117	Series 2004-6, Class 2A4, FRN, 5.96%, 11/25/34	116
200	Series 2005-BC1, Class M2, FRN, 5.95%, 05/25/35	181
746	Countrywide Home Equity Loan Trust, Series 2003-C, Class A, FRN, 5.88%, 05/15/29	733
2,600	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A2B, 5.61%, 10/25/36	2,497
760	Equifirst Loan Securitization, Series 2007-1, Class A2A, FRN, 5.56%, 04/25/37	751
678	Fifth Third Home Equity Loan Trust, Series 2003-1, Class A, FRN, 5.79%, 09/20/23	657
2,500	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF13, Class A2C, FRN, 5.66%, 10/25/36	2,337
578	Fleet Home Equity Trust, Series 2003-1, Class A, FRN, 5.79%, 01/20/33	568
400	GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2B, FRN, 5.65%, 08/25/36	387
950	GMAC Mortgage Corp. Loan Trust, Series 2004-HE4, Class A2, FRN, 5.69%, 03/25/35	949
500	Helios Finance LP (Cayman Islands), Series 2007-S1, Class B1, FRN, 6.21%, 10/20/14 (e) (i)	483
2,300	Holmes Master Issuer plc (United Kingdom), Series 2006-1A, Class 2A, FRN, 5.42%, 07/15/21 (e)	2,271
800	HSI Asset Securitization Corp. Trust, Series 2006-OPT3, Class 3A3, FRN, 5.69%, 02/25/36	764
2,300	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A3, FRN, 5.66%, 11/25/36	2,030
	Morgan Stanley ABS Capital I,
150	Series 2005-HE2, Class M3, FRN, 5.99%, 01/25/35	137
100	Series 2005-HE2, Class M4, FRN, 6.14%, 01/25/35	87
639	Nationstar NIM Trust, (Cayman Islands) Series 2007-C, Class A, 8.00%, 06/25/37 (e) (i)	569
413	New Century Home Equity Loan Trust, Series 2004-3, Class M1, FRN, 6.13%, 11/25/34	396
406	Nomura Asset Acceptance Corp., Series 2006-WF1, Class A1, FRN, 5.60%, 06/25/36	406
	Option One Mortgage Loan Trust,
92	Series 2002-1, Class A, FRN, 6.09%, 02/25/32	90
300	Series 2005-2, Class M1, FRN, 5.95%, 05/25/35	281
550	Park Place Securities, Inc., Series 2004-WHQ2, Class M2, FRN, 6.14%, 02/25/35	512
350	Residential Asset Securities Corp., Series 2005-KS11, Class M2, FRN, 5.92%, 12/25/35	314
189	Residential Funding Mortgage Securities II, Series 2003-HS4, Class AIB, FRN, 5.77%, 01/25/29	185

SEE NOTES TO FINANCIAL STATEMENTS.

48   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Asset-Backed Securities — Continued
	Securitized Asset Backed Receivables LLC Trust,
500	Series 2005-OP1, Class M2, FRN, 5.96%, 01/25/35	451
1,505	Series 2006-OP1, Class A2B, FRN, 5.70%, 10/25/35	1,494
1,550	Shiprock Finance SF2 (Cayman Islands), Series 2007-2A, Class A, FRN, 5.43%, 02/29/08 (e) (i)	1,543
	Soundview Home Equity Loan Trust,
625	Series 2007-NS1, Class M3, FRN, 6.10%, 01/25/37	509
650	Series 2007-NS1, Class M4, 6.41%, 01/25/37	467
621	Wachovia Asset Securitization, Inc., Series 2004-HE1, Class A, FRN, 5.73%, 06/25/34	611
1,800	Wells Fargo Home Equity Trust, Series 2006-3, Class A2, FRN, 5.66%, 01/25/37	1,745
1,000	William Street Funding Corp., Series 2005-1, Class A, FRN, 5.63%, 01/23/11 (e)	989
	Total Asset-Backed Securities (Cost $36,416)	34,791
	Collateralized Mortgage Obligations — 19.1%
	Agency CMO — 2.6%
	Federal Home Loan Mortgage Corp. REMICS,
2,084	Series 2638, Class KI, IO, 5.00%, 11/15/27	156
2,530	Series 2645, Class SB, IF, IO, 1.49%, 07/15/27	140
934	Series 2686, Class FL, FRN, 6.01%, 03/15/28	933
956	Series 2827, Class AS, IF, IO, 1.49%, 06/15/22	46
1,507	Series 2928, Class IN, IO, 5.00%, 10/15/24	95
1,320	Series 2975, Class IO, IO, 5.50%, 06/15/26	102
	Federal National Mortgage Association, REMICS,
243	Series 2002-36, Class FS, FRN, 2.00%, 04/25/32	244
362	Series 2002-36, Class FT, FRN, 6.00%, 06/25/32	363
5,000	Series 2002-81, Class SJ, IF, IO, 2.00%, 04/25/32	408
724	Series 2003-121, Class FC, FRN, 5.91%, 02/25/28	723
1,906	Series 2005-51, Class KI, IO, 5.50%, 01/25/25	124
1,296	Series 2005-63, Class PK, IO, 5.50%, 10/25/24	81
1,529	Series 2006-115, Class BF, FRN, 5.75%, 12/25/36	1,518
		4,933
	Non-Agency CMO — 16.5%
	Adjustable Rate Mortgage Trust,
264	Series 2004-5, Class 7A2, FRN, 5.88%, 04/25/35	263
485	Series 2005-1 Class 5A2, FRN, 5.83%, 05/25/35	482
1,116	Series 2005-11, Class 5A1, FRN, 5.78, 02/25/36	1,109
329	Series 2005-8, Class 7A2, FRN, 5.78%, 11/25/35	327
612	American Home Mortgage Assets, Series 2006-2, Class 2A1, FRN, 5.69%, 09/25/46	602
1,249	Banc of America Funding Corp., Series 2007-A, Class 2A1, FRN, 5.67%, 02/20/47	1,234
	Countrywide Alternative Loan Trust,
1,231	Series 2006-OA2, Class A1, FRN, 5.75%, 05/20/46	1,209
2,801	Series 2006-OA19, Class A1, FRN, 5.72%, 02/20/47	2,731
873	Series 2006-OA21, Class, A1, FRN, 5.73%, 03/20/47	855
698	Series 2007-OA10, Class 2A1, FRN, 5.75%, 09/25/47	684
	Countrywide Home Loan Mortgage Pass Through Trust,
1,323	Series 2005-2, Class 2A3, FRN, 5.84%, 03/25/35	1,290
17	Series 2002-31, Class A3, 5.75%, 01/25/33	17
663	Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, FRN, 5.87%, 08/19/45	652
	Harborview Mortgage Loan Trust,
380	Series 2005-3, Class 2A1A, FRN, 5.78%, 06/19/35	373
954	Series 2005-8, Class 1A2A, FRN, 5.87%, 09/19/35	937
284	Series 2005-10, Class 2A1A, FRN, 5.85%, 11/19/35	278
752	Series 2005-15, Class 2A11, FRN, 5.81%, 10/20/45	735
1,172	Series 2006-14, Class 2A1A, FRN, 5.69%, 03/19/38	1,142
697	Series 2007-1, Class 2A1A, FRN, 5.67%, 04/19/38	678
2,100	Series 2007-5, Class A1A, 5.73%, 09/19/37	2,047
	Indymac Index Mortgage Loan Trust,
527	Series 2004-AR7, Class A1, FRN, 5.94%, 09/25/34	524
223	Series 2004-AR8, Class 2A1, FRN, 5.92%, 11/25/34	220
1,351	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 01/25/36	1,345
	Lehman XS Trust,
604	Series 2005-2, Class 1A1, FRN, 5.78%, 08/25/35	601

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   49

JPMorgan Enhanced Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
676	Series 2005-5N, Class 3A1A, FRN, 5.81%, 11/25/35	662
1,434	Series 2006-2N, Class 1A1, FRN, 5.77%, 02/25/46	1,401
769	Residential Accredit Loans, Inc., Series 2006-QA9, Class A1, FRN, 5.69%, 11/25/36	751
925	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, FRN, 5.83%, 10/25/35	909
	Thornburg Mortgage Securities Trust,
544	Series 2003-2, Class A1, FRN, 5.84%, 04/25/43	543
1,115	Series 2004-3, Class A, FRN, 5.87%, 09/25/34	1,113
4,044	Series 2006-6, Class A1, FRN, 5.61%, 12/25/36	3,993
	WaMu Pass Through Certificates,
715	Series 2005-AR9, Class A1A, FRN, 5.83%, 07/25/45	706
881	Series 2005-AR13, Class A1A1, FRN, 5.79%, 10/25/45	864
		31,277
	Total Collateralized Mortgage Obligations (Cost $36,730)	36,210
	Commercial Mortgage-Backed Securities — 2.2%
250	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A, 5.24%, 12/11/49	247
500	CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A3, 6.39%, 08/15/36	515
500	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2, 5.38%, 03/10/39	497
	LB-UBS Commercial Mortgage Trust,
1,450	Series 2003-C5, Class A2, 3.48%, 07/15/27	1,424
750	Series 2007-C1, Class A2, 5.32%, 02/15/40	744
423	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, FRN, 5.73%, 09/15/21 (e)	422
300	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.25%, 12/15/43	296
	Total Commercial Mortgage-Backed Securities (Cost $4,186)	4,145
	Corporate Bonds — 28.6%
	Automobiles — 0.9%
	DaimlerChrysler N.A. Holding Corp.,
825	FRN, 5.79%, 03/13/09	822
900	FRN, 5.84%, 09/10/07 (m)	900
		1,722
	Building Products — 0.3%
500	Masco Corp., FRN, 5.66%, 03/12/10	493
	Capital Markets — 5.0%
2,650	Bear Stearns Cos., Inc., (The), FRN, 5.63%, 05/18/10	2,551
	Goldman Sachs Group, Inc., (The),
1,350	FRN, 5.46%, 06/28/10	1,338
800	FRN, 5.61%, 11/16/09	795
	Lehman Brothers Holdings, Inc.,
900	FRN, 5.60%, 08/21/09	876
1,400	FRN, 5.63%, 11/16/09	1,353
300	6.37% to 05/31/12; thereafter variable, 12/31/49	269
2,100	Links Finance LLC, FRN, 5.61%, 09/15/08 (e) (i)	2,101
250	Morgan Stanley, FRN, 5.46%, 05/07/10	246
		9,529
	Commercial Banks — 6.2%
3,050	BAC Capital Trust XIII, FRN, 5.76%, 03/15/43	2,745
1,200	Banco Sabadell S.A. (Spain), FRN, 5.46%, 04/23/10 (e)	1,185
1,450	DnB NORBank ASA (Norway), FRN, 5.43%, 10/13/09 (e)	1,450
1,600	Glitnir Banki HF (Iceland), FRN, VAR, 5.52%, 10/15/08 (e)	1,599
400	ICICI Bank Ltd. (India), FRN, 5.90%, 01/12/10 (e)	395
1,300	ING Bank NV (Netherlands), FRN, FRN, 5.61%, 10/14/14	1,299
600	Landsbanki Islands HF (Iceland), FRN, 6.20%, 08/25/09 (e)	603
	VTB Capital S.A. for Vneshtorgbank (Luxembourg),
1,000	FRN, 5.96%, 08/01/08 (e)	992
650	FRN, 6.11%, 09/01/07 (e)	651
900	Wells Fargo & Co., VAR, 5.51%, 06/18/10	894
		11,813
	Computers & Peripherals — 0.6%
1,200	Hewlett-Packard Co., FRN, 5.42%, 06/15/10	1,192

SEE NOTES TO FINANCIAL STATEMENTS.

50   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Consumer Finance — 2.3%
1,400	Aiful Corp. (Japan), 6.00%, 12/12/11 (e)	1,405
1,000	Capital One Financial Corp., FRN, 5.64%, 09/10/09	990
450	Discover Financial Services, FRN, 5.89%, 06/11/10 (e)	450
1,550	International Lease Finance Corp., FRN, 5.72%, 05/24/10	1,545
		4,390
	Diversified Financial Services — 5.1%
1,750	BNP US Funding LLC, 7.74% to 12/05/07; thereafter variable, 12/31/49 (e)	1,764
700	Goldman Sachs Capital III, 6.13% to 09/01/12; thereafter variable, 12/31/49	635
1,500	K2 (USA) LLC, 5.36%, 02/15/09 (i)	1,387
500	Meridian Funding Co. LLC, FRN, 5.59%, 07/21/11 (e) (i)	501
900	Preferred Term Securities XXII Ltd. (Cayman Islands), FRN, 5.76%, 09/22/36 (e) (i)	899
1,700	RACERS, FRN, Series 2005-16, Class C, FRN, 5.36%, 09/20/07 (e) (i)	1,700
1,700	Sigma Finance Corp. (Cayman Islands), FRN, 5.33%, 09/15/08 (e) (i)	1,700
550	Xstrata Finance Dubai Ltd. (United Arab Emirates), FRN, 5.85%, 11/13/09 (e)	547
600	ZFS Finance USA Trust III, FRN, 6.51%, 12/15/65 (e)	571
		9,704
	Electric Utilities — 0.8%
250	Oncor Electric Delivery Co., FRN, 5.74%, 09/16/08 (e)	247
500	Pepco Holdings, Inc., FRN, 5.99%, 06/01/10	501
850	PSEG Funding Trust I, 5.38%, 11/16/07	849
		1,597
	Food & Staples Retailing — 0.3%
600	CVS/Caremark Corp., FRN, 5.66%, 06/01/10	597
	Insurance — 0.4%
700	Aleutian Investments LLC, FRN, 4.45%, 05/20/14 (e) (i)	670
	Media — 0.4%
500	COX Communications, Inc., FRN, 5.91%, 12/14/07 (m)	500
200	Viacom, Inc., FRN, 5.71%, 06/16/09	199
		699
	Multi-Utilities — 0.8%
	Dominion Resources, Inc.,
750	FRN, 5.66%, 09/28/07 (m)	750
700	FRN, 5.75%, 11/14/08	701
		1,451
	Oil, Gas & Consumable Fuels — 0.3%
	Pemex Project Funding Master Trust,
400	FRN, 6.66%, 06/15/10 (e)	406
150	FRN, 7.16%, 10/15/09 (e)	154
		560
	Real Estate Investment Trusts (REITs) — 0.6%
	iStar Financial, Inc.,
650	FRN, 5.70%, 09/15/09	622
425	FRN, 5.91%, 03/16/09	412
		1,034
	Specialty Retail — 0.2%
350	Home Depot, Inc. FRN, 5.48%, 12/16/09	346
	Thrifts & Mortgage Finance — 4.2%
2,900	CAM U.S. Finance S.A. Sociedad Unipersonal (Spain), FRN, 5.51%, 02/01/10 (e)	2,899
	Countrywide Financial Corp.,
1,210	FRN, 5.58%, 03/24/09	1,108
950	FRN, 5.63%, 12/19/08	884
1,000	Residential Capital LLC, FRN, 7.46%, 04/17/09	800
300	Sovereign Bancorp, Inc., FRN, 5.64%, 03/01/09	299
950	Washington Mutual Bank, FRN, 5.45%, 11/06/09	928
1,150	Washington Mutual, Inc., FRN, 5.64%, 08/24/09	1,123
		8,041
	Wireless Telecommunication Services — 0.2%
400	America Movil S.A.B. de CV (Mexico), FRN, 5.46%, 06/27/08 (e) (m)	400
	Total Corporate Bonds (Cost $55,569)	54,238
	Foreign Government Securities — 0.3%
500	United Mexican States (Mexico), FRN, 6.06%, 01/13/09 (Cost $502)	502

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   51

JPMorgan Enhanced Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Mortgage Pass-Through Securities — 13.6%
	Federal National Mortgage Association Pool,
5,400	6.00%, 09/25/22	5,457
9,100	6.50%, 09/25/37 – 10/25/37	9,236
10,813	7.00%, 09/25/36 – 10/25/37	11,113
	Total Mortgage Pass-Through Securities (Cost $25,734)	25,806
	Total Long-Term Investments (Cost $159,137)	155,692
Short-Term Investments — 31.4%
	Commercial Paper — 15.5%
5,500	Atlantic Asset Corp., 5.75%, 09/04/07 (m)	5,496
5,500	Atlantis One Funding Corp., 5.70%, 09/04/07 (m)	5,497
5,500	Clipper Receivables Corp., 5.75%, 09/04/07 (m)	5,496
5,500	Ebbets Funding LLC, 6.51%, 09/04/07 (m)	5,496
5,500	Galleon Capital LLC, 5.75%, 09/04/07 (m)	5,496
2,000	Gotham Funding Corp., 6.13%, 09/21/07 (m)	1,994
	Total Commercial Paper (Cost $29,480)	29,475

SHARES
Investment Company — 15.7%
29,692	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $29,692)	29,692

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligations — 0.2%
340	U.S. Treasury Bill, 4.59%, 11/01/07 (k) (n)	338
60	U.S. Treasury Note, 3.00%, 11/15/07 (k)	60
	Total U.S. Treasury Obligations (Cost $398)	398
	Total Short-Term Investments (Cost $59,570)	59,565
	Total Investments — 113.5% (Cost $218,707)	215,257
	Liabilities in Excess of Other Assets — (13.5)%	(25,636)
	NET ASSETS — 100.0%	$189,621

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/07	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
85	2 Year U.S. Treasury Notes	December, 2007	$17,523	$(16)
17	5 Year U.S. Treasury Notes	December, 2007	1,814	(1)
5	10 Year U.S. Treasury Notes	December, 2007	545	1
	Short Futures Outstanding
(2)	Eurodollar	September, 2007	(473)	1
(9)	2 Year U.S. Treasury Notes	December, 2007	(1,855)	— (h)
(83)	5 Year U.S. Treasury Notes	December, 2007	(8,856)	(34)
(12)	Eurodollar	December, 2007	(2,852)	1
(12)	Eurodollar	March, 2008	(2,861)	(1)
				$(49)

Interest Rate Swaps

	Rate Type (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	Value
Merrill Lynch Capital Services	5.12% quarterly	3 month LIBOR quarterly	02/23/12	$1,330	$(9)

SEE NOTES TO FINANCIAL STATEMENTS.

52   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Aiful Corp., 4.45%, 02/16/10	Morgan Stanley Capital Services	Buy	52.5 BPS quarterly	12/20/11	$1,400	$17
Ambac Financial Corp., 9.38%, 08/01/11	Deutsche Bank AG, New York	Sell	105 BPS quarterly	09/20/08	2,400	(24)
Banca Italease S.p.A., 4.61%, 02/08/12	Deutsche Bank AG, New York	Sell	85 BPS quarterly	06/20/08	1,800	(16)
CDX.NA.IG.8	Goldman Sachs Capital Management (1)	Buy	35 BPS quarterly	06/20/12	3,500	47
FHLMC, 5.08%, 02/07/19	Deutsche Bank AG, New York	Sell	3 BPS quarterly	06/20/08	4,800	(1)
Goldman Sachs Group, Inc., 6.60%, 01/15/12	Deutsche Bank AG, New York	Sell	5.5 BPS quarterly	11/20/07	3,350	(1)
Hess Corp., 6.65%, 08/15/11	Morgan Stanley Capital Services	Sell	20 BPS quarterly	06/20/08	1,300	2
ICICI Bank, Ltd., 5.75%, 11/16/10	Deutsche Bank AG, New York	Sell	26 BPS quarterly	03/20/08	700	(1)
ITRAXX Series 7 Main	Deutsche Bank AG, New York (2)	Sell	30 BPS quarterly	06/20/12	EUR 4,760	(39)
Merrill Lynch & Co., 6.00%, 02/17/09	Deutsche Bank AG, New York	Sell	9.5 BPS quarterly	12/20/07	$1,000	(1)
Merrill Lynch & Co., 6.00%, 02/17/09	Bear Stearns Credit Products	Sell	10 BPS quarterly	03/20/08	3,900	(7)
Montpelier Re Holdings, Ltd., 6.13%, 08/15/13	Deutsche Bank AG, New York	Sell	40 BPS quarterly	12/20/07	1,800	1
Morgan Stanley, 6.60%, 04/01/12	Royal Bank of Scotland	Sell	20 BPS quarterly	09/20/08	1,500	(5)
Mors Mittal Steel Co. N.V., 9.75%, 04/01/14	Morgan Stanley Capital Services	Sell	17 BPS quarterly	06/20/08	1,000	— (h)
Proctor & Gamble Co., 4.95%, 08/15/14	Lehman Brothers Special Financing	Sell	5 BPS quarterly	09/20/07	3,600	1
Wells Fargo & Co., 5.56%, 10/28/15	Royal Bank of Scotland	Sell	2.5 BPS semi-annually	12/20/07	6,000	(5)
						$(32)

(1)	Premiums paid of $97

(2)	Premiums paid of $92

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Citibank, N.A. (a)	FNMA 30 Year, 6.00%, TBA	$98.51	09/06/07	$6,200	$(84)

(a)	Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.

Total Return Swaps

SWAP COUNTERPARTY	Referenced Obligation	Payments made by the Fund (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	Notional Amount	Value
Deutsche Bank AG, New York	Lehman AAA 8.5 Year + CMBS Index	Spread Lock with Carry Amount + 35 BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	11/01/07	2,000	(12)
Morgan Stanley Capital Services	Lehman AAA 8.5 Year + CMBS Index	Spread Lock with Carry Amount + 30 BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	09/01/07	$1,600	$(12)
						$(24)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   53

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 111.4%
	Asset-Backed Securities — 2.9%
976	GSAMP Trust, Series 2005-WMC2, Class A2B, FRN, 5.77%, 11/25/35 (m)	961
933	Residential Asset Securities Corp, Series 2005-KS10, Class 1A2, FRN, 5.76%, 11/25/35 (m)	914
250	Soundview Home Equity Loan Trust, Series 2005-OPT4, Class M2, FRN, 6.06%, 12/25/35 (m)	196
	Total Asset-Backed Securities (Cost $2,159)	2,071
	Collateralized Mortgage Obligations — 4.4%
	Non-Agency CMO — 4.4%
	Adjustable Rate Mortgage Trust,
269	Series 2005-12, Class 5A1, FRN, 5.76%, 03/25/36 (m)	267
609	Series 2006-3, Class 4A11, FRN, 5.69%, 08/25/36 (m)	602
442	Downey Savings & Loan Association Mortgage Loan Trust, Series 2005- AR6, Class 2A1A, FRN, 5.83%, 10/19/45 (m)	434
	Harborview Mortgage Loan Trust,
387	Series 2005-8, Class 1A2A, FRN, 5.87%, 09/19/35 (m)	380
448	Series 2005-11, Class 2A1A, FRN, 5.85%, 08/19/45 (m)	439
183	Series 2006-8, Class 2A1A, FRN, 5.70%, 08/21/36 (m)	179
436	Indymac Index Mortgage Loan Trust, Series 2005-AR18, Class 2A1A, FRN, 5.82%, 10/25/36 (m)	428
413	Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1, FRN, 5.70%, 04/25/46 (m)	402
	Total Collateralized Mortgage Obligations (Cost $3,188)	3,131
	Corporate Bonds — 2.2%
	Capital Markets — 1.1%
BRL 500	Lehman Brothers Holdings, Inc., 10.00%, 01/03/12 (linked to Brazilian Real Notes, 10.00%, 01/03/12) (Brazil)	243
$500	Merrill Lynch & Co., Inc., FRN, 5.45%, 10/27/08 (m)	499
		742
	Commercial Banks — 0.3%
200	VTB Capital S.A. for Vneshtorgbank (Luxembourg), FRN, 6.11%, 09/21/07 (m)	200
	Diversified Financial Services — 0.5%
	Citigroup Funding, Inc.,
105	Zero Coupon, 05/12/08 (linked to Dominican Republic Notes, Zero Coupon, 05/12/08) (Dominican Republic) (e) (m)	103
50	Zero Coupon, 05/12/08 (linked to Dominican Republic Notes, Zero Coupon, 05/12/08) (Dominican Republic) (e) (m)	49
170	VAR, 0.00%, 06/20/12 (linked to Ghana Treasury Bonds, 0.00%, 06/20/12) (Ghana) (e) (m)	170
		322
	Diversified Telecommunication Services — 0.3%
250	AT&T, Inc., FRN, 5.79%, 11/14/08 (m)	251
	Total Corporate Bonds (Cost $1,526)	1,515
	Foreign Government Securities — 1.2%
EGP 1,075	Credit Suisse First Boston, Zero Coupon, 05/06/08 (linked to Egypt Treasury Bill, Zero Coupon, 05/06/08) (Egypt)	180
PEN 600	Peruvian Government International Bond (Peru), 6.90%, 08/12/37 (e) (m)	188
ARS 1,600	Republic of Argentina (Argentina), VAR, 0.00%, 03/25/10	481
	Total Foreign Government Securities (Cost $977)	849
	Mortgage Pass-Through Securities — 17.4%
	Federal National Mortgage Association Various Pools,
$5,050	TBA, 5.50%, 09/25/37 – 10/25/37	4,931
3,950	TBA, 6.00%, 09/25/37	3,945
3,385	TBA, 6.50%, 09/25/37 – 10/25/37	3,436
	Total Mortgage Pass-Through Securities (Cost $12,119)	12,312
	U.S. Treasury Obligations — 83.3%
	U.S. Treasury Inflation Indexed Bonds,
2,216	2.38%, 01/15/25 (m)	2,202
919	2.38%, 01/15/27 (m)	916
589	3.88%, 04/15/29 (m)	735
	U.S. Treasury Inflation Indexed Notes,
4,718	0.88%, 04/15/10 (m)	4,510
4,103	1.63%, 01/15/15 (m)	3,886
8,547	1.88%, 07/15/13 (m)	8,336
5,934	1.88%, 07/15/15 (m)	5,721
2,977	2.00%, 01/15/14 (m)	2,906
5,060	2.00%, 07/15/14 (m)	4,944
3,401	2.00%, 01/15/16	3,298

SEE NOTES TO FINANCIAL STATEMENTS.

54   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	U.S. Treasury Obligations — Continued
4,723	2.38%, 04/15/11	4,712
480	2.50%, 07/15/16	485
302	2.64%, 07/15/17	309
7,254	3.00%, 07/15/12 (k) (m)	7,487
2,382	3.50%, 01/15/11 (m)	2,466
3,900	3.88%, 01/15/09 (m)	3,954
1,839	4.25%, 01/15/10 (m)	1,910
	Total U.S. Treasury Obligations (Cost $59,337)	58,777
	Total Long-Term Investments (Cost $79,306)	78,655
NUMBER OF CONTRACTS
Options Purchased — 1.3%
	Call Options Purchased — 0.4%
17	90 Day Eurodollar Futures, Expiring 09/17/07 @ $94.50, American Style	4
2	90 Day Eurodollar Futures, Expiring 09/17/07 @ $94.75, American Style	—	(h)
24	90 Day Eurodollar Futures, Expiring 09/17/07 @ $95.00, American Style	1
27	90 Day Eurodollar Futures, Expiring 09/17/07 @ $95.75, American Style	—	(h)
6	90 Day Eurodollar Futures, Expiring 12/17/07 @ $95.00, American Style	4
60	90 Day Sterling Futures, Expiring 09/19/07 @ $94.38, American Style	—
8	90 Day Sterling Futures, Expiring 09/19/07 @ $94.50, American Style	—
6,574	NZD Call/MXN Put Futures, Expiring 12/28/07 @ 1 NZD to 6 MXN, One Touch, European Style	—	(h)
39,119	USD Call/JPY Put Futures, Expiring 10/04/07 @ 1 USD to 117 JPY, Vanilla, European Style	—	(h)

NOTIONAL AMOUNT($)
	Call Options Purchased on Interest Rate Swaps:
46,874	Expiring 05/30/08. If exercised the Fund receives 3.96% and pays floating 3 month LIBOR expiring 06/03/10, European Style	131
12,685	Expiring 11/02/09. If exercised the Fund receives 4.49% and pays floating 3 month LIBOR expiring 11/04/19, European Style	163
	Total Call Options Purchased	303
	Receiver/Payer Straddles on Interest Rate Swaps — 0.7%
2,110	Expiring 06/09/08. If exercised the Fund pays/receives 5.88% and receives/pays floating 3 month LIBOR expiring 06/11/18, European Style	124
13,495	Expiring 10/02/08. If exercised the Fund pays/receives 4.46% and receives/pays floating 3 month LIBOR expiring 10/06/18, European Style	88
1,155	Expiring 01/25/27. If exercised the Fund pays/receives 5.47% and receives/pays floating 3 month LIBOR expiring 01/27/37, European Style	71
925	Expiring 01/25/27. If exercised the Fund pays/receives 5.47% and receives/pays floating 3 month LIBOR expiring 01/27/37, European Style	57
2,193	Expiring 03/22/27. If exercised the Fund pays/receives 5.38% and receives/pays floating 3 month LIBOR expiring 03/24/37, European Style	136
	Total Receiver/Payer Straddles on Interest Rate Swaps	476
NUMBER OF CONTRACTS
	Put Options Purchased — 0.2%
16	30 Day Fed Funds expiring 11/30/07 @ $94.75, American Style	—	(h)
174	90 Day Eurodollar Futures expiring 09/17/07 @ $94.38, American Style	17
46,000	CAD Put/JPY Call, Expiring 12/19/07 @ 1 CAD to 111.5 JPY, Vanilla, European Style	2
10,000	EUR Put/PLN Call Futures, Expiring 09/07/07 @ 1 EUR to 4.25 PLN, Vanilla, European Style	—
60,000	GBP Put/USD Call, Expiring 12/27/07 @ 1 GBP to 11.5 USD, Vanilla, European Style	1
95,904	NZD Put/JPY Call, Expiring 01/23/08 @ 1 NZD to 75 JPY, Vanilla, European Style	2
36,671	NZD Put/MXN Call, Expiring 01/03/08 @ 1 NZD to 6.9 MXN, Vanilla, European Style	—	(h)
39,119	USD Put/JPY Call, Expiring 10/04/07 @ 1 USD to 108 JPY, Vanilla, European Style	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   55

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

NOTIONAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Options Purchased — Continued
130,657	USD Put/JPY Call, Expiring 12/28/07 @ 1 USD to 110 JPY, KnockIn 122 JPY, European Style	2
	Put Options Purchased on Interest Rate Swaps:
35,081	Expiring 02/28/08. If exercised the Fund pays 4.20% and receives floating 3 month LIBOR expiring 03/03/10, European Style	97
	Total Put Options Purchased	121
	Total Options Purchased (Cost $1,082)	900

Short-Term Investments — 2.7%
SHARES
Investment Company — 2.5%
1,734	JPMorgan Prime Money Market Fund, Institutional Class (b)(m) (Cost $1,734)	1,734

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligations — 0.2%
140	U.S. Treasury Bill, 4.85%, 01/17/08 (k) (m) (n) (Cost $137)	137
	Total Short-Term Investments (Cost $1,871)	1,871
	Total Investments — 115.4% (Cost $82,259)	81,426
	Liabilities in Excess of Other Assets — (15.4)%	(10,856)
	NET ASSETS — 100.0%	$70,570

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/07	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5	3 Year Australia Bonds	September, 2007	$384	$(1)
5	10 Year Japan Bonds	September, 2007	5,845	114
45	Euro-Schatz	September, 2007	6,336	(1)
6	2 Year U.S. Treasury Notes	December, 2007	1,237	(1)
12	5 Year U.S. Treasury Notes	December, 2007	1,281	(2)
24	10 Year U.S. Treasury Notes	December, 2007	2,617	— (h)
7	U.K. Treasury Gilt	December, 2007	1,511	2
9	U.S. Treasury Bonds	December, 2007	1,004	3
1	Eurodollar	December, 2009	238	— (h)
	Short Futures Outstanding
(2)	10 Year Australia Bonds	September, 2007	(154)	— (h)
(3)	10 Year Swap Future	September, 2007	(318)	(3)
(13)	Euro-Bobl	September, 2007	(1,913)	12
(15)	Euro-Bund	September, 2007	(2,325)	5
(26)	3 Month Euroyen TFX	December, 2007	(5,565)	(3)
(16)	2 Year U.S. Treasury Notes	December, 2007	(3,299)	5
(69)	5 Year U.S. Treasury Notes	December, 2007	(7,363)	(27)
(26)	10 Year U.S. Treasury Notes	December, 2007	(2,835)	(2)
(3)	90 Day UK Liffe	June, 2008	(711)	— (h)
(3)	90 Day UK Liffe	September, 2008	(711)	— (h)
(2)	90 Day Sterling LIBOR	December, 2008	(474)	— (h)
(3)	Eurodollar	December, 2008	(716)	(3)
(3)	90 Day Sterling LIBOR	March, 2009	(712)	(1)
(1)	90 Day Sterling LIBOR	June, 2009	(237)	— (h)
				$97

SEE NOTES TO FINANCIAL STATEMENTS.

56   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 08/31/07		NET UNREALIZED APPRECIATION (DEPRECIATION)
423,595	AUD	11/16/07	$354		$346		$(8)
2,140	AUD for
2,462	NZD	09/20/07	2	#	2	#	—	(h)
304,869	CAD	11/16/07	288		289		1
28,724	CAD for
32,011	AUD	11/16/07	26	#	27	#	1
14,337	CAD for
6,801	GBP	11/16/07	14	#	14	#	—	(h)
626,760	CHF	11/16/07	526		522		(4)
277,345	CHF for
171,651	EUR	11/16/07	234	#	231	#	(3)
8,097	CHF for
3,367	GBP	11/16/07	7	#	7	#	—	(h)
185,639	EUR	09/20/07	252		253		1
279,900	EUR	11/16/07	379		382		3
88,556	EUR for
126,582	CAD	11/16/07	120	#	121	#	1
69,218	EUR for
46,772	GBP	09/20/07	94	#	94	#	—	(h)
5,025	EUR for
3,427	GBP	11/16/07	7	#	7	#	—	(h)
10,118	EUR for
81,036	NOK	11/16/07	14	#	14	#	—	(h)
84,093	EUR for
161,625	NZD	11/16/07	113	#	115	#	2
69,113	GBP	09/20/07	140		139		(1)
748,730	GBP	11/16/07	1,502		1,507		5
116,915	GBP for
171,591	EUR	11/16/07	234	#	235	#	1
5,322	GBP for
1,203,917	JPY	09/20/07	10	#	11	#	1
10,170,327	JPY	09/20/07	87		88		1
100,664,308	JPY	11/16/07	878		878		—	(h)
9,348,952	JPY for
41,277	GBP	11/16/07	83	#	82	#	(1)
162,082	NOK for
20,236	EUR	11/16/07	28	#	28	#	—	(h)
481,283	NOK for
563,280	SEK	11/16/07	82	#	83	#	1
5,032,850	NOK	11/16/07	862		864		2
302,848	NZD	11/16/07	$221		$211		$(10)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   57

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 08/31/07		NET UNREALIZED APPRECIATION (DEPRECIATION)
297,908	NZD for
149,112	EUR	11/16/07	204	#	208	#	4
3,378,108	SEK	11/16/07	497		492		(5)
251,404	ZAR	09/20/07	35		35		—	(h)
39,469	ZAR for
4042	EUR	09/20/07	6	#	6	#	—	(h)
			$7,299		$7,291		$(8)

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/07	NET UNREALIZED APPRECIATION (DEPRECIATION)
38,522	AUD	09/20/07	$32	$32	$— (h)
93,502	AUD	11/16/07	74	76	(2)
17,207	CAD	09/20/07	16	16	— (h)
530,097	CAD	11/16/07	502	503	(1)
40,000	CHF	09/20/07	32	33	(1)
1,205,950	CHF	11/16/07	1,011	1,004	7
274,962	EUR	09/20/07	370	375	(5)
721,875	EUR	11/16/07	987	986	1
77,125	GBP	09/20/07	157	156	1
362,092	GBP	11/16/07	725	729	(4)
27,859,980	JPY	09/20/07	239	241	(2)
1,251,442	JPY	11/16/07	1,077	1,092	(15)
80,806	NOK	11/16/07	14	14	— (h)
783,513	NZD	11/16/07	566	547	19
13,789	SEK	09/20/07	2	2	— (h)
1,506,235	SEK	11/16/07	222	219	3
79,237	ZAR	09/20/07	12	11	1
			$6,038	$6,036	$2

#For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 08/31/07 of the currency being sold and the value at 08/31/07 is the U.S. Dollar market value of the currency being purchased.

Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$(240)	FNMA, TBA, 5.00%, 09/25/37	$(228)
(450)	FNMA, TBA, 5.00%, 10/25/37	(428)
(3,650)	FNMA, TBA, 6.00%, 10/25/37	(3,644)
	(Proceeds received $4,305)	$(4,300)

SEE NOTES TO FINANCIAL STATEMENTS.

58   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

Options Written

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
10 Year U.S. Treasury Note Futures, American Style	$111.00	10/26/07	33	$(13)
10 Year U.S. Treasury Note Futures, European Style	111.00	11/20/07	71	(39)
10 Year U.S. Treasury Note Futures, European Style	112.00	11/20/07	50	—
30 Day Federal Funds Futures, American Style	95.00	09/28/07	7	(2)
90 Day Eurodollar Futures, American Style	95.00	09/17/07	6	— (h)
90 Day Eurodollar Futures, American Style	95.50	09/17/07	24	— (h)
90 Day Eurodollar Futures, American Style	96.00	09/17/07	54	— (h)
90 Day Eurodollar Futures, American Style	95.38	12/17/07	6	(2)
90 Day Sterling Futures, American Style	94.63	09/19/07	16	—
(Premiums received of $79)				$(56)

Call Options Written on Interest Rate Swaps****

COUNTERPARTY	EXERCISE RATE*	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	5.46% semi-annually	05/30/08	06/03/10	$46,874	$(92)
(Premiums received of $80)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
10 Year U.S. Treasury Note Futures, European Style	$106.00	11/20/07	39	$ (9)
90 Day Eurodollar Futures, American Style	94.50	09/17/07	17	(4)
90 Day Eurodollar Futures, American Style	94.75	09/17/07	4	(3)
90 Day Sterling Futures, American Style	94.00	12/19/07	18	(17)
CAD Put/JPY Call, Vanilla, European Style	106.00	12/19/07	46,000	(1)
EUR Put/PLN Call, Vanilla, European Style	4.60	09/07/07	10,000	—
GBP Put/USD Call, Vanilla, European Style	11.00	12/27/07	60,000	—
NZD Put/JPY Call, Vanilla, European Style	70.00	01/23/08	95,904	(1)
(Premiums received of $40)				$ (35)

Put Options Written on Interest Rate Swaps****

COUNTERPARTY	EXERCISE RATE**	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	5.99% semi-annually	11/02/09	11/04/19	$12,685	$(245)
Barclays Bank plc	5.20% semi-annually	02/28/08	03/03/10	35,081	(78)
(Premiums received of $311)					$(323)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   59

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Receiver/Payer Straddle on Interest Rate Swaps*

COUNTERPARTY	EXERCISE RATE***	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	5.96% semi-annually	10/02/08	10/06/18	$11,571	$(106)
Barclays Bank plc	6.02% semi-annually	07/28/14	07/30/24	558	(50)
Lehman Brothers Special Financing	5.36% semi-annually	03/15/12	03/19/42	947	(145)
(Premiums received of $342)					$(301)

*	The Fund would receive a floating rate based on 3-month USD LIBOR, if exercised.

**	The Fund would pay a floating rate based on 3-month USD LIBOR, if exercised.

***	The Fund would pay or receive a floating rate based on 3-month USD LIBOR, if exercised.

****	European Style

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

Bank of America	5.55% semi-annually	3 month LIBOR quarterly	06/14/12	$1,230	$(31)
Bank of America	5.89% semi-annually	3 month LIBOR quarterly	11/04/19	6,796	(213)
Barclays Bank plc	6 month GBP LIBOR semi-annually	6.06% semi-annually	05/30/09	GBP 1,100	(1)
Barclays Bank plc	4.7% semi-annually	3 month LIBOR quarterly	03/03/10	$17,190	9
Barclays Bank plc	4.71% semi-annually	3 month LIBOR quarterly	06/03/10	18,750	11
Barclays Bank plc	5.62% semi-annually	6 month GBP LIBOR semi-annually	05/30/17	GBP 270	— (h)
Barclays Bank plc	3.29% termination date + 2	Inflation-linked termination + 2	06/22/17	GBP 160	— (h)
Barclays Bank plc	5.51% semi-annually	3 month LIBOR quarterly	08/03/17	$664	(14)
Barclays Bank plc	3 month LIBOR quarterly	5.37% semi-annually	08/28/17	447	5
Barclays Bank plc	5.72% quarterly	3 month LIBOR quarterly	10/06/18	811	(24)
Barclays Bank plc	5.87% quarterly	3 month LIBOR quarterly	10/06/18	5,063	(205)
Barclays Bank plc	Inflation-linked termination + 2	3.43% termination date + 2	06/22/27	GBP 90	1
Barclays Bank plc	5.28% semi-annually	3 month LIBOR quarterly	03/26/32	167	2
BNP Paribas	3 month JIBAR quarterly	8.24% quarterly	02/21/12	ZAR 1,750	(15)
BNP Paribas	4.18% annually	6 month EURIBOR semi-annually	02/23/12	EUR 170	(2)
BNP Paribas	3 month JIBAR quarterly	8.40% quarterly	02/28/12	ZAR 2,070	(16)
BNP Paribas	4.10% annually	6 month EURIBOR semi-annually	03/02/12	EUR 200	5
Citibank, N.A.	6 month JPY LIBOR semi-annually	1.05% semi-annually	03/10/09	JPY 243,000	1
Citibank, N.A.	6 month JPY LIBOR semi-annually	1.30% semi-annually	03/20/12	JPY 100,000	2
Citibank, N.A.	6 month JPY LIBOR semi-annually	1.86% semi-annually	05/29/17	JPY 88,840	11
Credit Suisse International	6 month GBP LIBOR semi-annually	5.66% semi-annually	02/21/09	GBP 1,430	(24)
Credit Suisse International	3 month LIBOR quarterly	5.50% semi-annually	08/03/17	$600	12
Credit Suisse International	3 month LIBOR quarterly	5.28% semi-annually	08/29/17	413	1
Credit Suisse International	5.41% semi-annually	3 month LIBOR quarterly	01/26/32	85	1
Deutsche Bank AG, New York	0.96% semi-annually	6 month JPY LIBOR semi-annually	12/08/08	JPY 303,000	1
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.15% semi-annually	08/14/12	$1,095	8
Deutsche Bank AG, New York	6 month JPY LIBOR semi-annually	1.79% semi-annually	12/08/16	JPY 65,000	3
Deutsche Bank AG, New York	1.80% semi-annually	6 month JPY LIBOR semi-annually	12/12/16	JPY 81,000	(4)
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.50% semi-annually	08/06/17	$254	5
Deutsche Bank AG, New York	5.43% semi-annually	3 month LIBOR quarterly	08/14/17	620	(9)
Deutsche Bank AG, New York	Inflation-linked annually	3.14% annually	08/11/21	AUD 450	(9)
Deutsche Bank AG, New York	6 month JPY LIBOR semi-annually	2.25% semi-annually	12/12/26	JPY 46,000	— (h)
Deutsche Bank AG, New York	5.42% semi-annually	3 month LIBOR quarterly	01/26/32	$108	1
Goldman Sachs Capital Management	1.88% semi-annually	6 month JPY LIBOR semi-annually	09/20/14	JPY 123,000	(25)
Goldman Sachs Capital Management	5.53% semi-annually	3 month LIBOR quarterly	07/31/17	$859	(20)
Goldman Sachs Capital Management	1.82% semi-annually	6 month JPY LIBOR semi-annually	08/28/17	JPY 43,000	(2)
HSBC Bank plc	10.02% quarterly	3 month JIBAR quarterly	07/25/09	ZAR 3,900	2

SEE NOTES TO FINANCIAL STATEMENTS.

60   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
HSBC Bank plc	6 month BUBOR semi-annually	7.14% annually	07/31/09	HUF 379,000	$(4)
HSBC Bank plc	10.23% quarterly	3 month JIBAR quarterly	08/03/09	ZAR 3,900	— (h)
HSBC Bank plc	4.77% annually	6 month EURIBOR semi-annually	07/27/17	EUR 190	(3)
HSBC Bank plc	6 month WIBOR semi-annually	5.60% annually	07/27/17	PLN 730	(2)
Merrill Lynch Capital Services	6 month CAD-BA-CDOR semi-annually	4.72% semi-annually	08/21/12	CAD 820	(5)
Merrill Lynch Capital Services	4.95% semi-annually	6 month CAD-BA-CDOR semi-annually	08/21/17	CAD 460	— (h)
Morgan Stanley Capital Services	6 month WIBOR semi-annually	4.62% annually	01/29/09	PLN 5,090	21
Morgan Stanley Capital Services	6 month WIBOR semi-annually	4.88% annually	04/06/09	PLN 18,595	(52)
Morgan Stanley Capital Services	6 month LIBOR semi-annually	6.25% semi-annually	06/13/09	GBP 1,850	13
Morgan Stanley Capital Services	3 month GBP LIBOR quarterly	5.93% annually	06/17/09	GBP 1,500	(4)
Morgan Stanley Capital Services	3 month USD-LIBOR-BBA v.s 3 month AUD-BBR quarterly	0.99% quarterly	01/25/11	AUD 6,760	(1)
Morgan Stanley Capital Services	5.03% annually	6 month WIBOR semi-annually	01/29/17	PLN 1,230	11
Morgan Stanley Capital Services	5.15% annually	6 month WIBOR semi-annually	04/06/17	PLN 4,511	63
Morgan Stanley Capital Services	5.90% semi-annually	6 month LIBOR semi-annually	06/13/17	GBP 420	(19)
Morgan Stanley Capital Services	4.92% annually	6 month LIBOR semi-annually	06/26/17	EUR 190	(7)
Morgan Stanley Capital Services	6 month WIBOR semi-annually	5.68% annually	06/26/17	PLN 770	— (h)
Union Bank of Switzerland AG	5.24% semi-annually	3 month LIBOR quarterly	05/23/09	USD 890	(16)
Union Bank of Switzerland AG	1.21% semi-annually	6 month JPY LIBOR semi-annually	06/25/09	JPY 315,000	(11)
Union Bank of Switzerland AG	1.83% semi-annually	6 month JPY LIBOR semi-annually	09/20/14	JPY 124,000	(18)
Union Bank of Switzerland AG	6 month JPY LIBOR semi-annually	1.81% semi-annually	05/23/17	JPY 21,500	1
Union Bank of Switzerland AG	5.23% semi-annually	3 month LIBOR quarterly	06/12/17	$210	— (h)
Union Bank of Switzerland AG	5.56% semi-annually	3 month LIBOR quarterly	06/12/17	1,015	(25)
Union Bank of Switzerland AG	6 month JPY LIBOR semi-annually	2.13% semi-annually	06/25/17	JPY 68,500	20
					$(571)

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (R)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank TuranAlem Finance BV, 8.50%, 02/10/15	HSBC Bank plc	Sell	190 BPS quarterly	09/14/07	$190	$— (h)
CDX.EM.7	Goldman Sachs International (1)	Buy	125 BPS quarterly	06/20/12	20	1
CDX.NA.IG.8	Goldman Sachs International (2)	Buy	35 BPS quarterly	06/20/12	2,000	27
Gazprom, 8.63%, 04/28/34	Barclays Bank plc	Sell	156 BPS semi-annually	10/20/10	1,000	21
Government of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	185 BPS quarterly	06/20/11	430	6
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns	Buy	341 BPS semi-annually	07/20/17	100	9
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns	Buy	397 BPS semi-annually	08/20/17	30	2
Government of Ukraine, 7.65%, 06/11/13	Deutsche Bank AG, New York	Sell	176 BPS semi-annually	02/20/11	300	4
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	206 BPS semi-annually	06/20/11	980	15
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	162 BPS semi-annually	11/20/11	160	(1)
Government of Ukraine, 7.65%, 06/11/13	Barclays Bank plc	Sell	156 BPS semi-annually	04/20/12	70	(1)
Government of Ukraine, 7.65%, 06/11/13	Deutsche Bank AG, New York	Sell	158 BPS semi-annually	04/20/12	50	(1)
Kazkommertsbank International BV, 7.88%, 04/07/14	Deutsche Bank AG, New York	Sell	235 BPS quarterly	03/20/12	70	(4)
Kazkommertsbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	175 BPS semi-annually	08/20/08	300	(4)
Kazkommertsbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	220 BPS semi-annually	03/20/12	140	(9)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   61

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Kazkommertsbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	230 BPS quarterly	03/20/12	$310	$(18)
Kazkommertsbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Buy	300 BPS semi-annually	08/20/12	60	3
Kazkommertsbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	230 BPS quarterly	03/20/12	160	(9)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	265 BPS semi-annually	05/20/12	220	(18)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	278 BPS semi-annually	06/20/12	70	(6)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	355 BPS semi-annually	07/20/12	100	(6)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	344 BPS semi-annually	07/20/12	70	(4)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Bear Stearns	Sell	342 BPS semi-annually	07/20/12	40	(2)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Bear Stearns	Sell	361 BPS semi-annually	07/20/12	50	(3)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Morgan Stanley Capital Services	Sell	340 BPS semi-annually	07/20/12	110	(7)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Morgan Stanley Capital Services	Sell	355 BPS semi-annually	07/20/12	130	(7)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	340 BPS semi-annually	07/20/12	120	(8)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	341 BPS semi-annually	07/20/12	110	(7)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	355 BPS semi-annually	07/20/12	10	— (h)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	328 BPS semi-annually	07/20/12	30	(2)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	303.5 BPS semi-annually	10/20/10	440	(6)
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	338 BPS semi-annually	10/20/10	300	— (h)
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	400 BPS semi-annually	10/20/10	100	2
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	208.5 BPS semi-annually	09/20/11	280	19
Republic of Argentina, 8.28%, 12/31/33	Citibank, N.A.	Sell	216 BPS semi-annually	06/20/12	150	(14)
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	214 BPS semi-annually	06/20/12	340	(31)
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	216 BPS semi-annually	06/20/12	300	(28)
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	202 BPS semi-annually	06/20/12	290	(28)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns	Buy	258 BPS semi-annually	07/20/12	40	3
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	258 BPS semi-annually	07/20/12	150	12
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	263 BPS semi-annually	07/20/12	110	9
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	258 BPS semi-annually	07/20/12	30	2
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Buy	262 BPS semi-annually	07/20/12	110	9
Republic of Argentina, 8.28%, 12/31/33	Union Bank of Switzerland AG	Buy	262 BPS semi-annually	07/20/12	70	6
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	365 BPS semi-annually	08/20/12	70	(3)
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	308 BPS semi-annually	08/20/12	170	(11)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	375 BPS semi-annually	08/20/12	40	(1)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	365 BPS semi-annually	08/20/12	250	(10)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	425 BPS semi-annually	08/20/12	30	— (h)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns	Sell	341 BPS semi-annually	07/20/17	100	(12)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns	Sell	407 BPS semi-annually	08/20/17	30	(3)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	261.5 BPS semi-annually	10/20/10	440	(28)
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	290 BPS semi-annually	10/20/10	300	(22)
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	335 BPS semi-annually	10/20/10	100	(9)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	120 BPS semi-annually	09/20/11	140	2
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	119 BPS semi-annually	09/20/11	140	2
Republic of Brazil, 12.25%, 03/06/30	Bear Stearns	Buy	103 BPS semi-annually	12/20/11	140	(1)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	111 BPS semi-annually	12/20/11	350	(3)
Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	103 BPS semi-annually	12/20/11	280	(2)

SEE NOTES TO FINANCIAL STATEMENTS.

62   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	102 BPS semi-annually	12/20/11	$295	$(2)
Republic of Brazil, 12.25%, 03/06/30	Citibank, N.A.	Buy	69.5 BPS semi-annually	06/20/12	150	2
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	73.21 BPS semi-annually	06/20/12	340	4
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	69 BPS semi-annually	06/20/12	300	4
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	65.67 BPS semi-annually	06/20/12	290	4
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	89 BPS semi-annually	08/20/12	170	1
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	310	4
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	96 BPS semi-annually	04/20/12	40	1
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	300	4
Republic of Colombia, 10.38%, 01/28/33	Morgan Stanley Capital Services	Buy	100 BPS semi-annually	04/20/12	150	2
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	82.5 BPS semi-annually	06/20/12	390	9
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	176.5 BPS quarterly	09/20/11	400	4
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	101 BPS quarterly	06/20/12	20	(1)
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	115 BPS quarterly	09/20/12	50	(1)
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	60 BPS semi-annually	03/20/12	170	(1)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	54.8 BPS semi-annually	03/20/12	320	(3)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	53.51 BPS semi-annually	03/20/12	310	(3)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	61 BPS semi-annually	03/20/12	130	(1)
Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	68 BPS semi-annually	08/20/12	30	— (h)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	65.5 BPS semi-annually	08/20/12	260	(2)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	71 BPS semi-annually	08/20/12	120	(1)
Republic of Panama, 8.88%, 09/30/27	Lehman Brothers Special Financing	Buy	63 BPS semi-annually	06/20/12	790	15
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	62 BPS semi-annually	06/20/12	790	(14)
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	199 BPS quarterly	06/20/11	430	(8)
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	190 BPS quarterly	09/20/11	400	(6)
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	103 BPS quarterly	06/20/12	20	1
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	116 BPS quarterly	09/20/12	50	1
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	145 BPS semi-annually	07/20/12	50	1
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	146 BPS semi-annually	07/20/12	500	10
Republic of Turkey, 11.88%, 01/15/30	Deutsche Bank AG, New York	Buy	239 BPS semi-annually	08/20/12	130	(2)
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	194 BPS semi-annually	08/20/12	130	— (h)
Republic of Venezuela, 9.25%, 09/15/27	Barclays Bank plc	Sell	172.1 BPS semi-annually	03/20/12	310	(10)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	310	(27)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	160.5 BPS semi-annually	04/20/12	40	(3)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	300	(26)
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Sell	169 BPS semi-annually	04/20/12	150	(13)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	218 BPS semi-annually	06/20/12	390	(28)
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Buy	203 BPS semi-annually	06/20/12	70	6
Republic of Venezuela, 9.25%, 09/15/27	Bear Stearns	Buy	266 BPS semi-annually	07/20/12	50	3
Republic of Venezuela, 9.25%, 09/15/27	Bear Stearns	Sell	250.4 BPS semi-annually	07/20/12	135	(9)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Buy	260 BPS semi-annually	07/20/12	10	1
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	268 BPS semi-annually	07/20/12	30	(2)
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Buy	257 BPS semi-annually	07/20/12	130	8
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Buy	255 BPS semi-annually	07/20/12	100	6
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Sell	251 BPS semi-annually	07/20/12	135	(9)
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	340 BPS semi-annually	08/20/12	60	(2)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Buy	385 BPS semi-annually	08/20/12	30	1

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   63

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	301.3 BPS semi-annually	08/20/12	$70	$(4)
Russian AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	76 BPS semi-annually	02/20/09	610	(3)
Russian AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	72 BPS semi-annually	03/20/09	60	— (h)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	31 BPS semi-annually	02/20/09	610	2
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	30 BPS semi-annually	03/20/09	60	— (h)
Russian Federation, 7.50%, 03/31/30	Barclays Bank plc	Buy	77 BPS semi-annually	10/20/10	1,000	(3)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Buy	53 BPS semi-annually	02/20/11	300	1
Russian Federation, 7.50%, 03/31/30	Lehman Brothers Special Financing	Sell	54 BPS semi-annually	03/20/11	960	(4)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	69 BPS semi-annually	06/20/11	980	1
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	50 BPS semi-annually	11/20/11	160	2
Russian Federation, 7.50%, 03/31/30	Bear Stearns	Sell	45.5 BPS semi-annually	12/20/11	280	(3)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	52.5 BPS semi-annually	12/20/11	700	(6)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	46 BPS semi-annually	12/20/11	560	(6)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	45.5 BPS semi-annually	12/20/11	590	(7)
Russian Federation, 7.50%, 03/31/30	Barclays Bank plc	Buy	47.5 BPS semi-annually	04/20/12	70	1
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Buy	49.5 BPS semi-annually	04/20/12	50	1
Russian Federation, 7.50%, 03/31/30	Barclays Bank plc	Sell	86.5 BPS semi-annually	09/20/12	570	1
United Mexican States, 7.50%, 04/08/33	Lehman Brothers Special Financing	Buy	53 BPS semi-annually	03/20/11	960	(4)
VTB Capital SA, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	40 BPS quarterly	03/20/08	320	— (h)
VTB Capital SA, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS semi-annually	05/20/12	140	(3)
						$(291)

(1)	Premiums paid of $1

(2)	Premiums paid of $28

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America (b)	BA Covered Bond Issuer, 5.50%, 06/14/12	$100.83	09/06/07	$1,230	$20
Credit Suisse International (b)	U.S. Treasury TIPS, 2.00%, 01/15/26	94.16	09/27/07	6,900	(20)
Credit Suisse International (b)	U.S. Treasury TIPS, 3.88%, 04/15/29	125.14	09/27/07	5,405	(17)
Union Bank of Switzerland AG (b)	FNMA, 5.38%, 06/12/17	101.86	09/27/07	1,225	3
					$(14)

(a)	Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.

(b)	Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

Total Return Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Morgan Stanley Capital Services	TransCredit Bank, 7.30%, 02/26/09	3 Month LIBOR + 20 BPS	Total Return on TransCredit Bank, 7.30%, 02/26/09	02/26/09	$100	$2
Morgan Stanley Capital Services	OGK/Rushydro’s 12/13/13	Total Return on OGK/Rushydro’s 12/13/13	3 Month LIBOR + 20 BPS	12/25/10	570	21
						$23

SEE NOTES TO FINANCIAL STATEMENTS.

64   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

JPMorgan Short Term Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 104.6%
	Asset-Backed Securities — 15.8%
1,424	American Express Credit Account Master Trust, Series 2004-C, Class C, FRN, 6.11%, 02/15/12 (e) (m)	1,420
	AmeriCredit Automobile Receivables Trust,
2,502	Series 2004-BM, Class A4, 2.67%, 03/07/11 (m)	2,475
3,360	Series 2005-CF, Class A3, 4.47%, 05/06/10 (m)	3,349
4,158	Asset Backed Securities Corp. Home Equity, Series 2006-HE5, Class M2, FRN, 5.81%, 07/25/36 (m)	3,397
3,500	Bank of America Credit Card Trust, Series 2006-C4, Class C4, FRN, 5.84%, 11/15/11 (m)	3,427
	Capital One Auto Finance Trust,
549	Series 2003-B, Class A4, 3.18%, 09/15/10 (m)	548
5,500	Series 2006-B, Class A3A, 5.45%, 02/15/11 (m)	5,498
12,000	Series 2006-C, Class A3A, 5.07%, 07/15/11 (m)	11,953
13,750	Series 2007-B, Class A3A, 5.03%, 04/15/12 (m)	13,676
6,600	Capital One Prime Auto Receivables Trust, Series 2006-2, Class A4, 4.94%, 07/15/12 (m)	6,543
	CARSS Finance LP (Cayman Islands),
69	Series 2004-A, Class B1, FRN, 5.89%, 01/15/11 (e) (m)	69
77	Series 2004-A, Class B2, FRN, 6.56%, 01/15/11 (e) (m)	77
5,600	Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, FRN, 5.55%, 01/09/12 (m)	5,489
	Citigroup Mortgage Loan Trust, Inc.,
5,650	Series 2005-WF2, Class AF4, SUB, 4.96%, 08/25/35 (m)	5,537
10,250	Series 2006-WFH2, Class A2A, FRN, 5.66%, 08/25/36 (m)	10,002
945	Series 2007-WFH2, Class M7, FRN, 7.16%, 03/25/37 (m)	668
2,837	CNH Equipment Trust, Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	2,820
	Countrywide Asset-Backed Certificates,
3,942	Series 2005-4, Class AF3, VAR, 4.46%, 10/25/35 (m)	3,859
3,750	Series 2006-3, Class 2A2, FRN, 5.69%, 06/25/36 (m)	3,635
9,000	Series 2006-11, Class 1AF2, VAR, 6.02%, 09/25/46 (m)	8,919
	First Franklin Mortgage Loan Asset Backed Certificates,
5,450	Series 2006-FF4, Class A2, FRN, 5.70%, 03/25/36 (m)	5,257
6,000	Series 2006-FF11, Class 2A3, FRN, 5.66%, 08/25/36 (m)	5,574
12,000	Ford Credit Auto Owner Trust, Series 2006-C, Class A3, 5.16%, 11/15/10 (m)	11,962
12,000	GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2B, FRN, 5.66%, 08/25/36 (m)	11,597
9,885	GS Auto Loan Trust, Series 2006-1, Class A3, 5.37%, 12/15/10 (m)	9,875
9,000	GSAA Trust, Series 2006-11, Class 2A2, FRN, 5.67%, 07/25/36 (m)	8,933
7,000	GSAMP Trust, Series 2006-NC1, Class A2, FRN, 5.69%, 02/25/36 (m)	6,757
2,100	Helios Finance LP (Cayman Islands), Series 2007-S1, Class B1, FRN, 6.21%, 10/20/14 (e) (i) (m)	2,028
9,500	Holmes Master Issuer plc (United Kingdom), Series 2006-1A, Class 2A, FRN, 5.42%, 07/15/21 (e) (m)	9,381
6,550	Home Equity Asset Trust, Series 2006-3, Class 2A3, FRN, 5.69%, 07/25/36 (m)	6,327
	Household Automotive Trust,
792	Series 2003-2, Class A4, 3.02%, 12/17/10 (m)	786
9,000	Series 2006-2, Class A3, 5.61%, 08/17/11 (m)	9,016
7,000	Series 2006-3, Class A3, 5.28%, 09/17/11 (m)	6,992
	HSI Asset Securitization Corp. Trust,
8,300	Series 2006-OPT1, Class 2A3, FRN, 5.70%, 12/25/35 (m)	7,916
8,650	Series 2006-OPT2, Class 2A3, FRN, 5.70%, 01/25/36 (m)	8,069
7,100	Hyundai Auto Receivables Trust, Series 2006-B, Class A3, 5.11%, 04/15/11 (m)	7,073
	Long Beach Mortgage Loan Trust,
4,000	Series 2004-3, Class M1, FRN, 6.08%, 07/25/34 (m)	3,744
8,850	Series 2006-2, Class 2A3, FRN, 5.70%, 03/25/36 (m)	8,620
2,400	Series 2006-5, Class M1, FRN, 5.79%, 06/25/36 (m)	1,893
2,000	Series 2006-5, Class M2, FRN, 5.81%, 06/25/36 (m)	1,493
4,500	Series 2006-8, Class 2A3, FRN, 5.67%, 09/25/36 (m)	4,210
2,551	Series 2006-8, Class M2, FRN, 5.82%, 09/25/36 (m)	1,914
1,500	Series 2006-9, Class M2, FRN, 5.82%, 10/25/36 (m)	1,100
7,250	MASTR Asset Backed Securities Trust, Series 2006-NC1, Class A3, FRN, 5.69%, 01/25/36 (m)	6,906

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   65

JPMorgan Short Term Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Asset-Backed Securities — Continued
4,300	Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC1, Class A2C, FRN, 5.71%, 01/25/37 (m)	4,209
1,750	Morgan Stanley ABS Capital I, Series 2006-HE6, Class M2, FRN, 5.81%, 09/25/36 (m)	1,385
2,097	New Century Home Equity Loan Trust, Series 2005-A, Class A2, SUB, 4.46%, 08/25/35	2,076
6,200	Residential Asset Mortgage Products, Inc., Series 2006-EFC1, Class A2, FRN, 5.71%, 02/25/36	6,014
8,000	Residential Asset Securities Corp., Series 2006-KS2, Class A3, FRN, 5.70%, 03/25/36	7,692
6,150	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2B, FRN, 5.69%, 12/25/35	6,037
6,000	Structured Asset Securities Corp., Series 2006-WF2, Class M2, FRN, 5.80%, 07/25/36	4,931
	Triad Auto Receivables Owner Trust,
1,394	Series 2003-B, Class A4, 3.20%, 12/13/10	1,374
8,000	Series 2006-C, Class A3, 5.26%, 11/14/11	7,984
10,000	USAA Auto Owner Trust, Series 2006-4, Class A3, 5.01%, 06/15/11	9,958
6,500	Volkswagen Auto Lease Trust, Series 2006-4, Class A3, 5.50%, 09/21/09	6,503
11,500	Wachovia Auto Loan Owner Trust, Series 2006-1, Class A4, 5.08%, 04/20/12 (e)	11,434
5,000	Wells Fargo Home Equity Trust, Series 2006-2, Class M1, FRN, 5.78%, 07/25/36	4,252
1,269	World Omni Auto Receivables Trust, Series 2003-B, Class A4, 2.87%, 11/15/10	1,264
	Total Asset-Backed Securities (Cost $326,843)	315,897
	Collateralized Mortgage Obligations — 8.8%
	Agency CMO — 4.4%
	Federal Home Loan Mortgage Corp. REMICS,
7,923	Series 2564, Class LS, IF, IO, 2.04%, 01/15/17 (m)	377
5,737	Series 2632, Class IA, IO, 5.00%, 06/15/22 (m)	88
4,257	Series 2643, Class PI, IO, 5.00%, 03/15/28 (m)	386
3,650	Series 2750, Class IQ, IO, 5.00%, 10/15/21 (m)	93
1,069	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	36
20,897	Series 2791, Class SI, IF, IO, 1.54%, 12/15/31 (m)	1,300
8,563	Series 2813, Class SB, IF, IO, 1.44%, 02/15/34 (m)	575
9,785	Series 2814, Class S, IF, IO, 1.49%, 10/15/30 (m)	385
11,808	Series 2850, Class SM, IF, IO, 1.54%, 12/15/30 (m)	489
7,781	Series 2852, Class IO, IO, 5.00%, 11/15/25 (m)	575
7,511	Series 2894, Class S, IF, IO, 1.59%, 03/15/31 (m)	460
8,870	Series 2980, Class LI, IO, 5.50%, 04/15/25 (m)	622
11,868	Series 3019, Class FN, FRN, 5.91%, 08/15/35 (m)	11,734
16,660	Series 3126, Class BS, IF, IO, 1.59%, 02/15/36 (m)	1,372
	Federal Home Loan Mortgage Corp. STRIPS,
44,509	Series 239, Class S30, IF, IO, 2.38%, 08/01/36 (m)	4,266
41,345	Series 240, Class S22, IF, IO, 1.54%, 07/01/36 (m)	3,737
38,419	Federal National Mortgage Association STRIPS, Series 367, Class 2, IO, 5.50%, 01/25/36 (m)	10,183
	Federal National Mortgage Association REMICS,
2,126	Series 2003-3, Class HS, IF, IO, 2.15%, 09/25/16 (m)	91
10,772	Series 2004-61, Class TS, IF, IO, 1.60%, 10/25/31 (m)	452
3,812	Series 2005-51, Class KI, IO, 5.50%, 01/25/25 (m)	249
9,624	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	9,817
3,538	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	3,610
17,359	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	17,703
9,945	Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	10,143
6,034	Series 2006-63, Class SC, IF, 6.27%, 07/25/36 (m)	6,149
36,997	Series 2007-55, Class S, IF, IO, 1.26%, 06/25/37 (m)	1,934
	Government National Mortgage Association,
18,860	Series 2003-85, Class CS, IF, IO, 1.66%, 02/20/24 (m)	488
260	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	7
7,553	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	283
56	Series 2004-46, Class IH, IO, 5.50%, 04/20/25 (m)	—	(h)
		87,604

SEE NOTES TO FINANCIAL STATEMENTS.

66   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — 4.4%
3,012	Banc of America Alternative Loan Trust, Series 2003-7, Class 1A1, 5.50%, 09/25/33 (m)	2,993
4,406	Banc of America Funding Corp. , Series 2005-6, Class 2A8, 5.50%, 10/25/35 (m)	4,349
1,749	Citicorp Mortgage Securities, Inc., Series 2005-6, Class 1A6, 5.50%, 09/25/35 (m)	1,737
14,011	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35 (m)	13,654
7,669	Countrywide Home Loan Mortgage Pass Through Trust , Series 2005-J4, Class A4, 5.50%, 11/25/35 (m)	7,542
4,159	First Horizon Asset Securities, Inc., Series 2005-6, Class 1A1, 5.50%, 11/25/35 (m)	4,091
3,966	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 01/25/36 (m)	3,948
	Residential Accredit Loans, Inc.,
3,928	Series 2005-QS17, Class A10, 6.00%, 12/25/35	3,929
7,852	Series 2006-QS10, Class A1, 6.00%, 08/25/36	7,869
12,290	Series 2006-QS16, Class A7, 6.00%, 11/25/36	12,265
3,200	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 08/25/36	3,198
5,765	Residential Funding Mortgage Securities I , Series 2005-S7, Class A5, 5.50%, 11/25/35	5,675
4,057	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A1, VAR, 4.97%, 06/25/34	4,031
7,254	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 2CB1, 6.00%, 07/25/36	7,231
	Wells Fargo Mortgage Backed Securities Trust,
2,880	Series 2003-N, Class 1A4, FRN, 4.60%, 12/25/33	2,845
1,510	Series 2004-F, Class A8, FRN, 4.73%, 06/25/34	1,491
2,602	Series 2004-S, Class A3, FRN, 3.54%, 09/25/34	2,602
		89,450
	Total Collateralized Mortgage Obligations (Cost $175,282)	177,054
	Commercial Mortgage-Backed Securities — 10.8%
2,035	Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A2, 4.18%, 11/10/41 (m)	1,991
3,950	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2, 5.21%, 02/11/44 (m)	3,894
14,138	CalSTRS Trust, Series 2002-C6, Class A2, 3.99%, 11/20/12 (e) (m)	14,069
2,250	Citigroup/Deutsche Bank Commercial Mortgage Trust, 2007-CD4, Class A2A, 5.24%, 12/11/49 (m)	2,227
	Credit Suisse Mortgage Capital Certificates,
9,650	Series 2006-C1, Class A2, VAR, 5.51%, 02/15/39 (m)	9,670
15,000	Series 2007-C4, Class A2, VAR, 1.00%, 09/15/39	15,157
	CS First Boston Mortgage Securities Corp.,
7,650	Series 2001-CK6, Class A3, 6.39%, 08/15/36 (m)	7,873
11,500	Series 2001-CP4, Class A4, 6.18%, 12/15/35 (m)	11,749
4,800	Series 2002-CKN2, Class A3, 6.13%, 04/15/37 (m)	4,906
6,200	Series 2004-C3, Class A3, 4.30%, 07/15/36 (m)	6,080
	Greenwich Capital Commercial Funding Corp.,
4,500	Series 2003-C1, Class A2, 3.29%, 07/05/35 (m)	4,352
4,100	Series 2005-GG3, Class A2, 4.31%, 08/10/42 (m)	4,009
8,100	Series 2007-GG9, Class A2, 5.38%, 03/10/39 (m)	8,048
11,850	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A3, 4.60%, 08/10/38 (m)	11,690
	LB-UBS Commercial Mortgage Trust ,
5,000	Series 2003-C1, Class A2, 3.32%, 03/15/27 (m)	4,936
11,000	Series 2003-C5, Class A2, 3.48%, 07/15/27 (m)	10,804
2,300	Series 2004-C2, Class A2, 3.25%, 03/15/29 (m)	2,232
11,800	Series 2004-C7, Class A2, 3.99%, 10/15/29 (m)	11,484
1,800	Series 2006-C1, Class A2, 5.08%, 02/15/31 (m)	1,785
10,600	Series 2006-C6, Class A2, 5.26%, 09/15/39 (m)	10,533
13,000	Series 2007-C1, Class A2, 5.32%, 02/15/40 (m)	12,902
	Merrill Lynch Mortgage Trust,
2,550	Series 2005-CKI1, Class A2, VAR, 5.40%, 11/12/37 (m)	2,544
10,000	Series 2006-C1, Class A2, VAR, 5.80%, 05/12/39 (m)	10,075
	Morgan Stanley Capital I,
8,613	Series 1998-HF2, Class A2, VAR, 6.48%, 11/15/30 (m)	8,629
6,400	Series 2006-T21, Class A2, 5.09%, 10/12/52 (m)	6,341
5,000	Series 2006-T23, Class A2, VAR, 5.91%, 08/12/41 (m)	5,062
11,150	Series 2007-IQ14, Class A2, 5.61%, 04/15/49 (m)	11,156

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   67

JPMorgan Short Term Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Mortgage-Backed Securities — Continued
	Wachovia Bank Commercial Mortgage Trust,
9,200	Series 2005-C17, Class A2, 4.78%, 03/15/42	9,078
2,800	Series 2007-C30, Class A3, 5.25%, 12/15/43	2,762
	Total Commercial Mortgage-Backed Securities (Cost $217,936)	216,038
	Corporate Bonds — 32.9%
	Automobiles — 0.2%
3,000	DaimlerChrysler NA Holding Corp., 5.75%, 05/18/09 (m)	3,020
	Beverages — 0.3%
5,400	Miller Brewing Co., 4.25%, 08/15/08 (e) (m)	5,326
	Capital Markets — 4.2%
	Bear Stearns Cos., Inc. (The),
5,700	4.55%, 06/23/10 (m)	5,484
7,500	5.85%, 07/19/10 (m)	7,450
	Goldman Sachs Group, Inc. (The),
3,050	5.30%, 02/14/12 (m)	3,009
3,000	FRN, 5.44%, 12/23/09 (m)	2,981
8,900	FRN, 5.45%, 12/22/08 (m)	8,875
3,300	FRN, 5.45%, 06/23/09 (m)	3,271
2,500	Lehman Brothers Holdings Capital Trust V, 5.86% to 05/31/12; thereafter variable, 11/29/49 (m)	2,296
	Lehman Brothers Holdings, Inc.,
4,000	7.88%, 08/15/10 (m)	4,232
18,000	FRN, 5.63%, 11/16/09 (m)	17,401
16,200	Links Finance LLC, FRN, 5.61%, 09/15/08 (e) (i)	16,209
10,000	Merrill Lynch & Co., Inc., FRN, 5.67%, 08/14/09 (m)	9,971
2,270	Morgan Stanley, FRN, 5.47%, 02/09/09 (m)	2,254
		83,433
	Chemicals — 0.4%
4,000	Huntsman LLC, 11.50%, 07/15/12 (m)	4,350
3,860	Nalco Co., 7.75%, 11/15/11 (m)	3,928
		8,278
	Commercial Banks — 6.7%
4,300	Artesia Bank S.C. (Belgium), 7.25% to 09/17/07; thereafter variable, 09/29/49 (e) (m)	4,303
6,900	BAC Capital Trust XIV, 5.63% to 03/15/12; thereafter variable, 12/31/49 (m)	6,417
3,350	Citibank Korea, Inc. (South Korea), VAR, 4.68%, 06/18/13	3,325
11,900	Commonwealth Bank of Australia (Australia), 8.50%, 06/01/10 (m)	13,017
8,100	DBS Bank Ltd. (Singapore), VAR, 5.13%, 05/16/17 (e) (m)	7,890
5,100	DBS Capital Funding Corp. (Cayman Islands), 7.66% to 03/15/11; thereafter variable, 03/31/49 (e) (m)	5,498
2,050	Deutsche Bank Capital Funding Trust I, 7.87% to 06/30/09; thereafter variable, 12/29/49 (e) (m)	2,149
2,800	Glitnir Banki HF (Iceland), VAR, 6.69%, 06/15/16 (e) (m)	2,929
1,700	Hana Bank (South Korea), 4.13%, 03/11/09	1,676
11,800	HSBC Capital Funding LP, 9.55% to 06/30/10; thereafter variable, 12/29/49 (e) (m)	13,068
7,000	ICICI Bank Ltd. (Singapore), 5.75%, 11/16/10 (e) (m)	7,005
2,000	KBC Bank Funding Trust III, 9.86% to 11/02/09; thereafter variable, 11/29/49 (e) (m)	2,191
	Landsbanki Islands HF (Iceland),
2,750	6.10%, 08/25/11 (e) (m)	2,835
2,700	FRN, 6.21%, 08/25/09 (e) (m)	2,714
9,000	Mellon Capital IV, 6.24% to 06/20/12; thereafter variable, 06/29/49 (m)	8,884
5,650	Public Bank Berhad (Malaysia), VAR, 5.63%, 09/22/14	5,697
11,550	Royal Bank of Scotland Group plc ADR (United Kingdom), 9.12%, 12/31/49	12,621
3,500	Santander U.S. Debt S.A. Unipersonal (Spain), FRN, 5.42%, 11/20/09 (e)	3,483
1,200	Shinhan Bank (South Korea), VAR, 4.63%, 11/03/14 (e) (m)	1,203
1,000	SunTrust Preferred Capital I, 5.85% to 12/15/11; thereafter variable, 12/31/49	974
2,000	Unicredito Italiano Capital Trust II, 9.20% to 10/05/10; thereafter variable, 10/29/49 (e)	2,219
	VTB Capital S.A. for Vneshtorgbank (Luxembourg),
3,100	FRN, 5.96%, 08/01/08 (e) (m)	3,074
4,450	FRN, 6.11%, 09/21/07 (e) (m)	4,457
750	FRN, 6.11%, 09/21/07 (m)	750
	Wachovia Capital Trust III,
9,100	5.80% to 03/15/11; thereafter variable, 03/15/42	9,077
	Woori Bank (South Korea),
800	VAR, 4.88%, 07/02/13	796
1,430	VAR, 5.75%, 03/13/14 (e)	1,436
4,000	VAR, 6.13%, 05/03/16 (e)	4,003
		133,691

SEE NOTES TO FINANCIAL STATEMENTS.

68   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Services & Supplies — 0.3%
3,000	Allied Waste North America, 6.50%, 11/15/10 (m)	2,970
3,980	Corrections Corp. of America, 7.50%, 05/01/11 (m)	4,000
		6,970
	Consumer Finance — 2.0%
2,700	Capital One Financial Corp., 5.70%, 09/15/11 (m)	2,659
4,000	Ford Motor Credit Co. LLC, 7.38%, 10/28/09 (m)	3,785
3,350	GMAC LLC, 5.85%, 01/14/09 (m)	3,182
7,000	HSBC Finance Corp., FRN, 5.81%, 11/16/09 (m)	7,034
	International Lease Finance Corp.,
16,800	5.30%, 05/01/12 (m)	16,520
7,400	5.35%, 03/01/12 (m)	7,313
		40,493
	Containers & Packaging — 0.1%
2,242	Owens Brockway Glass Container, Inc., 8.88%, 02/15/09	2,278
	Diversified Financial Services — 8.7%
5,750	BNP US Funding LLC, 7.74% to 12/05/07; thereafter variable, 12/29/49 (e) (m)	5,795
	CIT Group, Inc.,
3,300	5.40%, 02/13/12 (m)	3,032
7,300	5.75%, 09/25/07 (m)	7,299
11,000	FRN, 5.51%, 01/30/09 (m)	10,480
9,250	FRN, 5.64%, 08/17/09 (m)	8,776
29,000	General Electric Capital Corp., 4.13%, 09/01/09 (m)	28,617
9,350	Goldman Sachs Capital II, 5.79% to 06/01/12; thereafter variable, 12/29/49 (m)	8,580
1,900	ILFC E-Capital Trust I, VAR, 5.90%, 12/21/65 (e) (m)	1,869
	K2 (USA) LLC,
1,000	VAR, 0.00%, 02/05/10 (m)	925
9,446	5.36%, 02/15/09 (i)	8,738
7,500	5.37%, 02/15/10 (i)	6,937
4,396	Mizuho JGB Investment LLC, 9.87% to 06/30/08; thereafter variable, 12/29/49 (e) (m)	4,558
13,250	Mizuho Preferred Capital Co. LLC, 8.79% to 06/30/08; thereafter variable, 12/29/49 (e) (m)	13,627
10,540	Natexis Ambs Co. LLC, 8.44% to 06/30/08; thereafter variable, 12/29/49 (e) (m)	10,798
3,467	Pemex Finance Ltd. (Cayman Islands), 8.88%, 11/15/10	3,631
5,100	Premium Asset Trust, 4.13%, 03/12/09 (e)	4,884
12,100	RACERS, FRN, 5.36%, 09/20/07 (e) (i)	12,100
	Sigma Finance Corp. (Cayman Islands),
11,900	VAR, 0.00%, 08/15/11 (e) (i)	11,893
6,600	FRN, 5.33%, 09/15/08 (e) (i)	6,600
1,700	Tokai Preferred Capital Co. LLC, 9.98% to 06/30/08; thereafter variable, 12/29/49 (e)	1,764
1,600	Two-Rock Pass Through Trust (Bermuda), 6.44% to 02/11/10; thereafter variable, 12/31/49 (e)	1,575
4,300	Xstrata Finance Dubai Ltd. (United Arab Emirates), FRN, 5.85%, 11/13/09 (e)	4,273
7,950	ZFS Finance USA Trust I, VAR, 5.88%, 05/09/32 (e)	7,758
		174,509
	Diversified Telecommunication Services — 0.7%
5,600	Deutsche Telekom International Finance BV (Netherlands), 8.00%, 06/15/10 (m)	5,961
1,000	Qwest Communications International, Inc., FRN, 9.06%, 02/15/09	1,003
2,500	Qwest Corp., 7.88%, 09/01/11	2,616
4,650	Telefonica Emisones SAU (Spain), 5.98%, 06/20/11	4,711
		14,291
	Electric Utilities — 1.5%
3,000	Alabama Power Capital Trust V, VAR, 5.50%, 10/01/42 (m)	3,020
	Appalachian Power Co.,
2,640	3.60%, 05/15/08 (m)	2,599
1,450	5.55%, 04/01/11 (m)	1,454
3,550	5.65%, 08/15/12 (m)	3,583
6,050	FPL Group Capital, Inc. , 5.55%, 02/16/08 (m)	6,052
8,350	MidAmerican Energy Co., 5.65%, 07/15/12 (m)	8,506
5,200	PSEG Funding Trust I, 5.38%, 11/16/07 (m)	5,196
		30,410
	Food & Staples Retailing — 0.2%
4,800	CVS/Caremark Corp., 4.00%, 09/15/09 (m)	4,690
	Food Products — 0.3%
2,400	Dean Holding Co., 6.63%, 05/15/09 (m)	2,376
4,050	Kraft Foods, Inc., 6.00%, 02/11/13 (m)	4,132
		6,508
	Health Care Equipment & Supplies — 0.1%
2,500	Fresenius Medical Care Capital Trust II, 7.88%, 02/01/08 (m)	2,506

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   69

JPMorgan Short Term Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Hotels, Restaurants & Leisure — 0.2%
4,015	MGM Mirage, Inc., 6.00%, 10/01/09 (m)	3,980
	Independent Power Producers & Energy Traders — 0.2%
4,383	AES Corp. (The), 9.50%, 06/01/09 (m)	4,525
	Insurance — 1.2%
4,378	Allstate Corp. (The), 7.20%, 12/01/09 (m)	4,584
10,300	Genworth Financial, Inc., 5.23%, 05/16/09 (m)	10,222
8,450	Hartford Financial Services Group, Inc., 5.66%, 11/16/08 (m)	8,517
		23,323
	Media — 2.1%
	Comcast Cable Communications LLC,
2,600	6.20%, 11/15/08 (m)	2,621
3,200	6.75%, 01/30/11 (m)	3,324
9,800	COX Communications, Inc., 4.63%, 01/15/10 (m)	9,645
	Dex Media East LLC/Dex Media East Finance Co.,
4,000	9.88%, 11/15/09 (m)	4,090
850	12.13%, 11/15/12 (m)	907
4,350	Echostar DBS Corp., 5.75%, 10/01/08 (m)	4,323
3,250	RH Donnelley, Inc., 10.88%, 12/15/12	3,445
4,100	Time Warner Entertainment Co., LP, 7.25%, 09/01/08 (m)	4,129
9,100	Time Warner, Inc., 5.50%, 11/15/11	9,079
		41,563
	Multi-Utilities — 0.3%
	Dominion Resources, Inc.,
4,300	SUB, 5.69%, 05/15/08 (m)	4,300
2,000	VAR, 6.30%, 09/30/66 (m)	1,982
		6,282
	Oil, Gas & Consumable Fuels — 1.6%
6,200	Pemex Project Funding Master Trust, FRN, 6.66%, 06/15/10 (e)	6,299
12,622	Qatar Petroleum (Qatar), 5.58%, 05/30/11 (e)	12,768
3,600	Valero Energy Corp. 3.50%, 04/01/09	3,518
8,550	XTO Energy, Inc., 5.90%, 08/01/12	8,684
		31,269
	Personal Products — 0.1%
1,500	Playtex Products, Inc., 8.00%, 03/01/11	1,549
	Real Estate Investment Trusts (REITs) — 0.4%
	iStar Financial, Inc.,
6,138	4.88%, 01/15/09 (m)	6,020
1,450	5.38%, 04/15/10 (m)	1,413
		7,433
	Real Estate Management & Development — 0.5%
9,450	Socgen Real Estate Co. LLC, 7.64% to 10/01/07; thereafter variable, 12/29/49 (e)	9,470
	Thrifts & Mortgage Finance — 0.6%
4,250	Countrywide Financial Corp., 5.80%, 06/07/12 (m)	3,994
4,000	Washington Mutual Bank, FRN, 5.45%, 05/01/09	3,917
4,100	Washington Mutual Preferred Funding II, 6.90% to 06/15/12; thereafter variable, 06/29/49 (e)	3,850
		11,761
	Total Corporate Bonds (Cost $665,607)	657,558
	Foreign Government Securities — 0.7%
3,170	National Agricultural Cooperative Federation (South Korea), VAR, 5.75%, 06/18/14	3,194
7,250	Republic of Chile (Chile), FRN, 5.76%, 01/28/08 (m)	7,257
3,400	United Mexican States (Mexico), FRN, 6.06%, 01/13/09	3,412
	Total Foreign Government Securities (Cost $13,968)	13,863
	Mortgage Pass-Through Securities — 34.3%
	Federal National Mortgage Association Various Pools,
67,078	6.00%, 08/01/22 (m)	67,812
738	7.00%, 09/01/15 – 06/01/26 (m)	762
164,668	7.00%, 08/01/31 – 04/01/37 (m)	169,288
52,910	TBA, 5.00%, 08/01/23	50,281
125,470	TBA, 5.50%, 10/25/37	122,529
47,000	TBA, 6.00%, 09/25/22 – 10/25/22	47,499
43,000	TBA, 6.00%, 10/25/36	42,933
119,855	TBA, 6.50%, 09/25/37 – 10/25/37	121,641
62,200	TBA, 7.00%, 09/25/36 – 10/25/37	63,924
	Total Mortgage Pass-Through Securities (Cost $683,341)	686,669
	Municipal Bond — 0.2%
	Florida — 0.2%
3,000	Miami-Dade County Educational Facilities Authority, University of Miami, Series C, Rev., 5.26%, 04/01/09 (m) (Cost $3,000)	3,010
	U.S. Government Agency Securities — 1.1%
22,600	Federal National Mortgage Association, 4.75%, 03/12/10 (m) (Cost $22,584)	22,610

SEE NOTES TO FINANCIAL STATEMENTS.

70   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	U.S. Treasury Obligations — 0.0% (g)
	U.S. Treasury Notes
70	3.00%, 11/15/07 (m)	70
185	4.25%, 11/30/07 (m)	185
	Total U.S. Treasury Obligations (Cost $255)	255
	Total Long-Term Investments (Cost $2,108,816)	2,092,954

NUMBER OF CONTRACTS
Options Purchased — 0.4%
	Call Options Purchased — 0.2%
240	30 Day Fed Funds expiring 09/28/07 @ $94.75, American Style	258
176	90 Day Eurodollar Futures expiring 09/17/07 @ $95.75, American Style	1

NOTIONAL AMOUNT($)
	Call Options Purchased on Interest Rate Swaps:
535,429	Expiring 05/30/08. If exercised the Fund receives 3.96% and pays floating 3 month LIBOR expiring 06/03/10, European Style	1,494
125,450	Expiring 11/02/09. If exercised the Fund receives 4.49% and pays floating 3 month LIBOR expiring 11/04/19, European Style	1,613
	Total Call Options Purchased	3,366
	Receiver/Payer Straddle on Interest Rate Swaps — 0.1%
22,160	Expiring 06/09/08. If exercised the Fund pays/receives 5.88% and receives/pays floating 3 month LIBOR expiring 06/11/18, European Style	1,305
88,300	Expiring 10/02/08. If exercised the Fund pays/receives 4.46% and receives/pays floating 3 month LIBOR expiring 10/06/18, European Style	574
	Total Receiver/Payer Straddle on Interest Rate Swaps	1,879

NUMBER OF CONTRACTS
	Put Options Purchased — 0.1%
974	30 Day Fed Funds expiring 09/28/07 @ $94.81, American Style	30
216	30 Day Fed Funds expiring 11/30/07 @ $94.75, American Style	2
434	30 Day Fed Funds expiring 11/30/07 @ $94.88, American Style	36

NUMBER OF CONTRACTS

	Put Options Purchased — Continued
263	30 Day Fed Funds expiring 11/30/07 @ $95.00, American Style	47
105	30 Day Fed Funds expiring 12/31/07 @ $94.75, American Style	1
1,926	90 Day Eurodollar Futures expiring 09/17/07 @ $94.38, American Style	193

NOTIONAL AMOUNT($)
	Put Options Purchased on Interest Rate Swaps:
62,040	Expiring 09/06/07. If exercised the Fund pays 5.71% and receives floating 3 month LIBOR expiring 09/10/12, European Style	—
36,450	Expiring 10/04/07. If exercised the Fund pays 5.30% and receives floating 3 month LIBOR expiring 10/09/12, European Style	58
48,177	Expiring 10/04/07. If exercised the Fund pays 5.69% and receives floating 3 month LIBOR expiring 10/09/12, European Style	9
25,345	Expiring 10/04/07. If exercised the Fund pays 5.71% and receives floating 3 month LIBOR expiring 10/09/12, European Style	4
50,986	Expiring 10/04/07. If exercised the Fund pays 5.80% and receives floating 3 month LIBOR expiring 10/09/12, European Style	5
399,336	Expiring 02/28/08. If exercised the Fund pays 4.20% and receives floating 3 month LIBOR expiring 03/03/10, European Style	1,106
	Total Put Options Purchased	1,491
	Total Options Purchased (Cost $8,899)	6,736

PRINCIPAL AMOUNT($)
Short-Term Investments — 19.0%
	Commercial Paper — 4.8% (n)
28,000	ABN Amro North America Finance, Inc., 5.31%, 10/12/07 (m)	27,825
5,000	Bank of America Corp., 5.41%, 10/22/07 (m)	4,961
14,250	COX Communications Corp., VAR, 5.94%, 01/15/08 (m)	14,249
20,000	Gotham Funding Corp. 6.13%, 09/21/07 (m)	19,929
30,000	HBOS Treasury Services plc, 5.32%, 10/12/07 (m)	29,813
	Total Commercial Paper (Cost $96,798)	96,777

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   71

JPMorgan Short Term Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — Continued
	Investment Company — 13.8%
275,364	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $275,364)	275,364

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligation — 0.4%
7,625	U.S. Treasury Bill, 4.68%, 11/01/07 (k) (m) (n) (Cost $7,565)	7,577
	Total Short-Term Investments (Cost $379,727)	379,718
	Total Investments — 124.0% (Cost $2,497,442)	2,479,408
	Liabilities in Excess of Other Assets — (24.0)%	(479,633)
	NET ASSETS — 100.0%	$1,999,775

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/07	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
8	10 Year Japan Bonds	September, 2007	$9,351	$266
193	Eurodollar	September, 2007	45,593	(25)
140	3 Month Euroyen TFX	December, 2007	29,967	38
1,746	2 Year U.S. Treasury Notes	December, 2007	359,949	(69)
228	5 Year U.S. Treasury Notes	December, 2007	24,328	(19)
480	10 Year U.S. Treasury Notes	December, 2007	52,343	54
15	U.K. Treasury Gilt	December, 2007	3,238	(3)
215	U.K. 90 Day Liffe	March, 2008	50,865	(9)
	Short Futures Outstanding
(13)	10 Year Swap Future	September, 2007	(1,376)	(14)
(89)	Eurodollar	September, 2007	(21,025)	12
(938)	5 Year U.S. Treasury Notes	December, 2007	(100,088)	24
(551)	10 Year U.S. Treasury Notes	December, 2007	(60,085)	39
(161)	Eurodollar	December, 2007	(38,264)	19
(331)	Eurodollar	March, 2008	(78,910)	62
(158)	Eurodollar	June, 2008	(37,701)	35
(26)	Eurodollar	September, 2008	(6,204)	6
(140)	3 Month Euroyen TFX	December, 2008	(29,902)	(97)
				$319

SEE NOTES TO FINANCIAL STATEMENTS.

72   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$ (20,610)	FNMA, TBA, 5.00%, 09/25/37	$(19,586)
(95,670)	FNMA, TBA, 5.50%, 09/25/37	(93,428)
(153,100)	FNMA, TBA, 6.00%, 09/25/37	(152,908)
	(Proceeds received $263,489)	$(265,922)

OPTIONS WRITTEN
Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBERS OF CONTRACTS	VALUE
10 Year U.S. Treasury Note Futures	$111.00	10/26/07	373	$(146)
10 Year U.S. Treasury Note Futures	111.00	11/20/07	767	(419)
10 Year U.S. Treasury Note Futures	112.00	11/20/07	549	(197)
30 Day Federal Funds Futures, American Style	91.81	09/28/07	240	(200)
90 Day Eurodollar Futures, American Style	96.00	09/17/07	352	(2)
(Premiums received of $809)				$(964)

Call Options Written on Interest Rate Swaps****

COUNTERPARTY	EXERCISE RATE*	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	5.46% semi-annually	05/30/08	06/03/10	$ 535,429	$ (1,044)
(Premiums received of $910)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
10 Year U.S. Treasury Note Futures	$106.00	11/20/07	441	$(96)
(Premiums received of $328)

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
European Put Bond Option on FNMA, 30 Year Fixed, 5.50%	$96.61	10/04/07	$40,500	$(46)
European Put Bond Option on FNMA, 30 Year Fixed, 5.50%	94.96	10/04/07	37,000	(2)
European Put Bond Option on FNMA, 30 Year Fixed, 5.50%	95.33	10/04/07	37,000	(4)
FNMA, 30 Year Fixed, 5.50%, TBA	95.38	09/06/07	47,000	—
FNMA, 30 Year Fixed, 5.50%, TBA	95.19	10/04/07	18,500	(1)
(Premiums received of $709)				$(53)

Put Options Written on Interest Rate Swaps****

COUNTERPARTY	EXERCISE RATE**	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	5.20% semi-annually	02/28/08	03/03/10	$ 399,336	$ (883)
Bank of America	5.99% semi-annually	11/02/09	11/04/19	125,450	(2,426)
(Premiums received of $3,182)					$ (3,309)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   73

JPMorgan Short Term Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Receiver/Payer Straddle on Interest Rate Swaps****

NAME OF ISSUER	EXERCISE RATE***	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	5.96% semi-annually	10/02/08	10/06/18	$ 75,712	$ (696)
Barclays Bank plc	6.02% semi-annually	07/28/14	07/30/24	6,123	(550)
Lehman Brothers Special Financing	5.36% semi-annually	03/15/12	03/19/42	8,192	(1,252)
(Premiums received of $2,750)					$(2,498)

*	The Fund would receive a floating rate based on 3-month USD LIBOR, if exercised.

**	The Fund would pay a floating rate based on 3-month USD LIBOR, if exercised.

***	The Fund would pay or receive a floating rate based on 3-month USD LIBOR, if exercised.

****	European Style

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	5.55% semi-annually	3 month LIBOR quarterly	07/31/17	$10,920	$(274)
Bank of America	5.89% semi-annually	3 month LIBOR quarterly	11/04/19	65,077	(2,035)
Barclays Bank plc	4.70% semi-annually	3 month LIBOR quarterly	03/03/10	195,675	106
Barclays Bank plc	4.71% semi-annually	3 month LIBOR quarterly	06/03/10	214,172	127
Barclays Bank plc	5.51% semi-annually	3 month LIBOR quarterly	08/03/17	7,243	(156)
Barclays Bank plc	3 month LIBOR quarterly	5.37% quarterly	08/28/17	2,851	30
Barclays Bank plc	5.72% semi-annually	3 month LIBOR quarterly	10/06/18	9,591	(284)
Barclays Bank plc	5.87% semi-annually	3 month LIBOR quarterly	10/06/18	33,220	(1,345)
BNP Paribas	5.03% semi-annually	3 month LIBOR quarterly	04/23/12	16,300	(250)
Credit Suisse International	5.14% semi-annually	3 month LIBOR quarterly	07/30/09	157,350	(705)
Credit Suisse International	5.28% semi-annually	3 month LIBOR quarterly	07/30/12	3,230	(44)
Credit Suisse International	3 month LIBOR quarterly	5.50% semi-annually	08/03/17	3,928	81
Credit Suisse International	3 month LIBOR quarterly	5.28% semi-annually	08/29/17	3,462	12
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.50% semi-annually	08/06/17	2,237	46
Goldman Sachs Capital Management	5.53% semi-annually	3 month LIBOR quarterly	07/31/17	6,691	(156)
Lehman Brothers Special Financing	5.28% semi-annually	3 month LIBOR quarterly	08/29/17	1,600	(5)
Merrill Lynch Capital Services	4.98% semi-annually	3 month LIBOR quarterly	08/31/12	18,000	(10)
Merrill Lynch Capital Services	5.90% semi-annually	3 month LIBOR quarterly	06/15/17	9,000	(469)
Union Bank of Switzerland AG	5.23% semi-annually	3 month LIBOR quarterly	06/22/17	1,510	(1)
Union Bank of Switzerland AG	5.69% semi-annually	3 month LIBOR quarterly	06/22/17	2,885	(102)
					$(5,434)

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Ambac Financial Corp., 9.38%, 08/01/11	Deutsche Bank AG, New York	Sell	105 BPS quarterly	09/20/08	$20,650	$(207)
AutoZone, Inc. 5.88%, 03/20/14	Bank of America	Buy	58 BPS quarterly	03/20/14	4,250	(15)
Banca Italease S.p.A., 4.61%, 02/08/12	Deutsche Bank AG, New York	Sell	85 BPS quarterly	06/20/08	18,600	(162)
Bank TuranAlem Finance BV, 8.50%, 02/10/15	HSBC Bank, N.A.	Sell	190 BPS quarterly	09/14/07	5,250	11
Berkshire Hathaway, Inc., 9.75%, 01/15/18	Deutsche Bank AG, New York	Sell	20 BPS quarterly	03/20/10	6,000	2
CDX ..EM.7	Morgan Stanley Capital Services (1)	Buy	125 BPS quarterly	06/20/12	780	15
CDX NA.IG.8	Goldman Sachs Capital Management (1)	Buy	35 BPS quarterly	06/20/12	30,000	406
CDX NA.IG.8	Lehman Brothers Special Financing (1)	Buy	35 BPS quarterly	06/20/12	112,000	1,553
CDX.NA.HY.8, 06/20/12	Credit Suisse International (2)	Sell	275 BPS semi-annually	06/20/12	10,000	(480)

SEE NOTES TO FINANCIAL STATEMENTS.

74   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
CDX.NA.IG.8, 06/20/12	Lehman Brothers Special Financing (2)	Sell	75 BPS quarterly	06/20/12	$18,650	$(507)
Computer Sciences Corp., 5.00%, 02/15/13	Merrill Lynch International	Buy	70 BPS quarterly	09/20/14	5,200	(54)
Corning, Inc., 6.30%, 03/01/09	Goldman Sachs Capital Management	Sell	43 BPS quarterly	06/20/11	2,000	17
Countrywide Financial Corp., 0.00%, 02/08/31	Lehman Brothers Special Financing	Sell	500 BPS quarterly	09/20/08	9,150	90
FHLMC, 5.08%, 02/07/19	Deutsche Bank AG, New York	Sell	3 BPS quarterly	06/20/08	51,600	(14)
Gannett Co., Inc., 6.38%, 03/31/12	Lehman Brothers Special Financing	Buy	63 BPS quarterly	03/20/14	4,950	(3)
Gannett Co., Inc., 6.38%, 04/01/12	Merrill Lynch International	Buy	63 BPS quarterly	06/20/17	3,200	64
Gazprom, 8.63%, 04/28/34	Deutsche Bank AG, New York	Sell	39 BPS semi-annually	04/20/08	4,980	(2)
Gazprom, 9.63%, 03/01/13	Union Bank of Switzerland AG	Sell	39 BPS semi-annually	12/20/07	13,000	10
General Electric Capital Corp., 3.50%, 05/01/08	Citibank, N.A.	Sell	14 BPS quarterly	12/20/07	15,000	(2)
Goldman Sachs Co., 6.60%, 01/15/12	Deutsche Bank AG, New York	Sell	5.5 BPS quarterly	11/20/07	33,650	(16)
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns Credit Products	Buy	341 BPS semi-annually	07/20/17	2,860	268
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns Credit Products	Buy	397 BPS semi-annually	08/20/17	760	46
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	137.8 BPS semi-annually	06/20/12	4,650	(106)
Hess Corp., 6.65%, 08/15/11	Morgan Stanley Capital Services	Sell	20 BPS quarterly	06/20/08	12,600	14
ICICI Bank Ltd., 5.75%, 11/16/10	Deutsche Bank AG, New York	Sell	26 BPS quarterly	03/20/08	7,600	(12)
Ingersoll, 9.00%, 08/15/21	Credit Suisse International	Buy	66 BPS quarterly	06/20/14	4,200	(42)
International Lease Corp., 6.38%, 03/15/09	Union Bank of Switzerland AG	Buy	20 BPS quarterly	06/20/12	16,800	230
iTRAXX Crossover	Deutsche Bank AG, New York (2)	Sell	230 BPS quarterly	06/20/12	EUR 16,000	(822)
iTRAXX HIVOL	Deutsche Bank AG, New York (2)	Sell	55 BPS quarterly	06/20/12	28,350	(35)
iTRAXX Series 7 Crossover	Deutsche Bank AG, New York (2)	Sell	230 BPS quarterly	06/20/12	16,000	(824)
iTRAXX Series 7 Main	Deutsche Bank AG, New York (2)	Sell	30 BPS quarterly	06/20/12	15,300	(135)
Kaupthing Bunadarbanki HF, 5.77%, 12/01/09	Morgan Stanley Capital Services	Sell	31 BPS quarterly	12/20/07	11,000	(13)
Kommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	175 BPS semi-annually	08/20/08	$7,550	(107)
Kommertzbank International BV, 7.88%, 04/07/14	Deutsche Bank AG, New York	Sell	235 BPS semi-annually	03/20/12	1,780	(100)
Kommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	220 BPS semi-annually	03/20/12	3,420	(213)
Kommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	230 BPS semi-annually	03/20/12	9,880	(576)
Kommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Buy	300 BPS semi-annually	08/20/12	1,510	72
Kommertzbank International BV, 8.00%, 11/03/15	Morgan Stanley Capital Services	Sell	230 BPS semi-annually	03/20/12	3,960	(231)
Kroger Co., 5.50%, 02/01/13	Lehman Brothers Special Financing	Buy	58 BPS quarterly	03/20/14	3,450	(17)
Landsbanki Island, 4.42%, 10/19/10	Morgan Stanley Capital Services	Sell	45 BPS quarterly	09/20/07	EUR 6,000	8
Marriott International, Inc., 4.63%, 06/15/12	Morgan Stanley Capital Services	Buy	58 BPS quarterly	06/20/14	$2,900	(6)
Marsh & McLennan Co., Inc., 5.38%, 07/15/14	Merrill Lynch International	Buy	101 BPS quarterly	09/20/14	4,000	(68)
MBIA Insurance Corp., 5.38%, 10/06/10	Bear Stearns Credit Products	Sell	128 BPS quarterly	09/20/12	4,250	10
McKesson Corp., 7.75%, 02/01/12	Lehman Brothers Special Financing	Buy	80 BPS quarterly	06/20/17	3,100	(35)
Merrill Lynch & Co., 6.00%, 02/17/09	Deutsche Bank AG, New York	Sell	9.5 BPS quarterly	12/20/07	12,500	(8)
Montpelier Re Holdings Ltd., 6.13%, 08/15/13	Deutsche Bank AG, New York	Sell	40 BPS quarterly	12/20/07	8,400	6
Mors Mittal Steel Co., N.V., 9.75%, 04/01/14	Morgan Stanley Capital Services	Sell	17 BPS quarterly	06/20/08	9,400	2
New York Times, 4.61%, 09/26/12	Barclays Bank plc	Buy	65 BPS quarterly	06/20/17	2,850	13
Pemex, 9.50%, 09/15/27	Citibank, N.A.	Buy	116.5 BPS semi-annually	05/20/10	7,000	(131)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   75

JPMorgan Short Term Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Pemex, 9.50%, 09/15/27	Citibank, N.A.	Buy	125 BPS semi-annually	06/20/10	$5,000	$(106)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	278 BPS semi-annually	06/20/12	1,900	(157)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	344 BPS semi-annually	07/20/12	1,810	(113)
Petroleos De Venezuela S.A., 5.25%, 04/12/27	Union Bank of Switzerland AG	Sell	355 BPS semi-annually	07/20/12	2,850	(161)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Bear Stearns Credit Products	Sell	257 BPS semi-annually	05/20/12	2,830	(245)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Deutsche Bank AG, New York	Sell	258.5 BPS semi-annually	05/20/12	6,340	(544)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Bear Stearns Credit Products	Sell	342 BPS semi-annually	07/20/12	1,200	(55)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Bear Stearns Credit Products	Sell	361 BPS semi-annually	07/20/12	1,420	(77)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Morgan Stanley Capital Services	Sell	340 BPS semi-annually	07/20/12	3,010	(192)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Morgan Stanley Capital Services	Sell	355 BPS semi-annually	07/20/12	3,560	(201)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	340 BPS semi-annually	07/20/12	3,000	(191)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	328 BPS semi-annually	07/20/12	720	(49)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	341 BPS semi-annually	07/20/12	3,010	(191)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	355 BPS semi-annually	07/20/12	270	(15)
Proctor & Gamble Corp., 4.95%, 08/15/14	Lehman Brothers Special Financing	Sell	5 BPS quarterly	09/20/07	35,800	4
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	343 BPS semi-annually	09/20/10	1,440	4
Republic of Argentina, 8.28%, 12/31/33	Citibank, N.A.	Sell	296.5 BPS semi-annually	10/20/10	3,000	(48)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	303.5 BPS semi-annually	10/20/10	3,160	(44)
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	400 BPS semi-annually	10/20/10	1,450	23
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	259 BPS semi-annually	08/20/11	4,130	(239)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	260 BPS semi-annually	08/20/11	3,620	(209)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	208.5 BPS semi-annually	09/20/11	4,840	330
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	196 BPS semi-annually	04/20/12	3,240	(297)
Republic of Argentina, 8.28%, 12/31/33	Citibank, N.A.	Sell	216 BPS semi-annually	06/20/12	3,070	(282)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products	Buy	258 BPS semi-annually	07/20/12	1,200	95
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	232.7 BPS semi-annually	07/20/12	4,320	(385)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	258 BPS semi-annually	07/20/12	3,730	294
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	258 BPS semi-annually	07/20/12	720	57
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	263 BPS semi-annually	07/20/12	3,010	232
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Buy	262 BPS semi-annually	07/20/12	3,010	233
Republic of Argentina, 8.28%, 12/31/33	Union Bank of Switzerland AG	Buy	262 BPS semi-annually	07/20/12	1,810	140
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	308 BPS semi-annually	08/20/12	6,040	(383)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	425 BPS semi-annually	08/20/12	730	(13)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products	Sell	341 BPS semi-annually	07/20/17	2,860	(355)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products	Sell	407 BPS semi-annually	08/20/17	760	(67)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	300 BPS semi-annually	09/20/10	1,440	(112)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	261.5 BPS semi-annually	10/20/10	3,160	(201)
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	335 BPS semi-annually	10/20/10	1,450	(127)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	140 BPS semi-annually	08/20/11	3,620	(69)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	140 BPS semi-annually	08/20/11	4,130	(78)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	119 BPS semi-annually	09/20/11	2,380	39
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	120 BPS semi-annually	09/20/11	2,460	41
Republic of Brazil, 12.25%, 03/06/30	Bear Stearns Credit Products	Buy	103 BPS semi-annually	12/20/11	2,885	(16)
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	108.5 BPS semi-annually	12/20/11	8,450	(66)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	111 BPS semi-annually	12/20/11	6,130	(54)
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	81 BPS semi-annually	04/20/12	3,240	14
Republic of Brazil, 12.25%, 03/06/30	Citibank, N.A.	Buy	69.5 BPS semi-annually	06/20/12	3,070	37

SEE NOTES TO FINANCIAL STATEMENTS.

76   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	71.3 BPS semi-annually	07/20/12	$4,320	$54
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	89 BPS semi-annually	08/20/12	6,040	37
Republic of Colombia, 10.38%, 01/28/33	Deutsche Bank AG, New York	Buy	91.4 BPS semi-annually	04/20/12	370	6
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	7,580	109
Republic of Colombia, 10.38%, 01/28/33	Morgan Stanley Capital Services	Buy	100 BPS semi-annually	04/20/12	3,790	51
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	82.5 BPS semi-annually	06/20/12	10,380	236
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	60 BPS semi-annually	03/20/12	4,220	(26)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	53.5 BPS semi-annually	03/20/12	7,810	(71)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	54.8 BPS semi-annually	03/20/12	8,120	(69)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	61 BPS semi-annually	03/20/12	3,050	(17)
Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	68 BPS semi-annually	08/20/12	3,450	(24)
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	145 BPS semi-annually	07/20/12	1,410	28
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	146 BPS semi-annually	07/20/12	14,010	281
Republic of Turkey, 11.88%, 01/15/30	Deutsche Bank AG, New York	Buy	239 BPS semi-annually	08/20/12	3,700	(67)
Republic of Venezuela, 9.25%, 09/15/27	Barclays Bank plc	Sell	172.1 BPS semi-annually	03/20/12	2,140	(167)
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	160.4 BPS semi-annually	04/20/12	4,180	(362)
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	162 BPS semi-annually	04/20/12	370	(32)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	7,580	(655)
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Sell	169 BPS semi-annually	04/20/12	3,790	(316)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	218 BPS semi-annually	06/20/12	10,380	(758)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	222 BPS semi-annually	06/20/12	440	(31)
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Buy	203 BPS semi-annually	06/20/12	1,900	149
Republic of Venezuela, 9.25%, 09/15/27	Bear Stearns Credit Products	Sell	250.4 BPS semi-annually	07/20/12	1,155	(75)
Republic of Venezuela, 9.25%, 09/15/27	Bear Stearns Credit Products	Buy	266 BPS semi-annually	07/20/12	1,420	84
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	268 BPS semi-annually	07/20/12	730	(43)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Buy	260 BPS semi-annually	07/20/12	270	17
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Buy	257 BPS semi-annually	07/20/12	3,560	223
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Sell	251 BPS semi-annually	07/20/12	4,415	(286)
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Buy	255 BPS semi-annually	07/20/12	2,850	181
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	340 BPS semi-annually	08/20/12	1,600	(59)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	301.3 BPS semi-annually	08/20/12	2,910	(148)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Buy	385 BPS semi-annually	08/20/12	730	15
Residential Capital Corp., 6.50%, 04/17/13	Lehman Brothers Special Financing	Sell	775 BPS quarterly	03/20/08	10,000	(1,214)
Russia AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	76 BPS semi-annually	02/20/09	14,290	(71)
Russia AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	72 BPS semi-annually	03/20/09	1,465	(9)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	31 BPS semi-annually	02/20/09	14,290	43
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	30 BPS semi-annually	03/20/09	1,465	5
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Sell	140 BPS semi-annually	04/20/10	7,000	142
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	125 BPS semi-annually	04/20/10	11,100	182
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	104 BPS semi-annually	06/20/10	4,000	44
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	101 BPS semi-annually	07/20/10	10,000	130
Russian Federation, 7.50%, 03/31/30	Bear Stearns Credit Products	Sell	45.5 BPS semi-annually	12/20/11	5,770	(67)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	51 BPS semi-annually	12/20/11	14,480	(137)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	52.5 BPS semi-annually	12/20/11	14,680	(130)
SafeWay, Inc., 5.80%, 08/15/12	Morgan Stanley Capital Services	Buy	65 BPS quarterly	06/20/14	3,750	(27)
Sara Lee, 6.25%, 09/15/11	Bear Stearns Credit Products	Buy	74 BPS quarterly	03/20/17	4,200	(46)
Southwest Airlines Co., 6.50%, 03/01/12	Goldman Sachs Capital Management	Buy	69 BPS quarterly	06/20/14	6,500	(16)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   77

JPMorgan Short Term Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
United Mexican States, 7.50%, 04/08/33	Morgan Stanley Capital Services	Buy	112 BPS semi-annually	04/20/10	$7,000	$(141)
United Mexican States, 7.50%, 04/08/33	Union Bank of Switzerland AG	Buy	113 BPS semi-annually	04/20/10	11,100	(226)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	105 BPS semi-annually	06/20/10	4,000	(75)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	96 BPS semi-annually	07/20/10	10,000	(188)
United Mexican States, 8.30%, 08/15/31	Citibank, N.A.	Sell	100 BPS semi-annually	05/20/10	7,000	120
United Mexican States, 8.30%, 08/15/31	Citibank, N.A.	Sell	105 BPS semi-annually	06/20/10	5,000	93
VTB Capital SA, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	40 BPS semi-annually	03/20/08	7,670	6
VTB Capital SA, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS semi-annually	05/20/12	3,650	(68)
Western Union, 5.93%, 10/01/16	Bear Stearns Credit Products	Buy	99 BPS quarterly	09/20/14	3,800	(103)
						$(9,393)

(1)	Premiums paid of $2,556

(2)	Premiums received of $2,845

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
BNP Paribas (a)	U.S. Treasury Note, 4.63%, 02/29/12	$99.92	09/18/07	$267,200	$(4,156)
Citibank, N.A. (a)	FNMA 30 Year, 6.00%, TBA	98.51	09/06/07	69,000	(932)
Citibank, N.A. (a)	FNMA 30 Year, 6.50%, TBA	101.33	09/06/07	53,000	(81)
Citibank, N.A. (b)	FNMA 30 Year, 5.00%, TBA	93.72	09/06/07	18,700	239
Citibank, N.A. (b)	FNMA 30 Year, 5.50%, TBA	97.84	09/06/07	55,000	(120)
Citibank, N.A. (b)	U.S. Treasury Note, 4.50%, 05/15/10	100.63	10/04/07	232,200	541
Credit Suisse International (b)	U.S. Treasury Note, 4.50%, 03/31/09	99.86	09/17/07	715,600	4,130
Deutsche Bank AG, New York (a)	FNMA 30 Year, 5.50%, TBA	96.84	09/06/07	90,000	(703)
Deutsche Bank AG, New York (a)	FNMA 30 Year, 6.00%, TBA	98.95	09/06/07	50,000	(457)
Deutsche Bank AG, New York (a)	FNMA 30 Year, 6.00%, TBA	98.56	09/06/07	50,100	(649)
Deutsche Bank AG, New York (a)	FNMA 30 Year, 6.00%, TBA	99.41	09/06/07	210,000	(951)
Deutsche Bank AG, New York (b)	FNMA 30 Year, 5.50%, TBA	96.39	09/06/07	99,700	1,230
Deutsche Bank AG, New York (b)	FNMA 30 Year, 5.50%, TBA	97.00	09/06/07	61,000	381
Deutsche Bank AG, New York (b)	FNMA 30 Year, 6.50%, TBA	101.34	09/06/07	328,200	461
Deutsche Bank AG, New York (b)	FNMA 30 Year, 7.00%, TBA	102.72	09/06/07	79,500	62
Deutsche Bank AG, New York (b)	FNMA 30 Year, 5.00%, TBA	95.22	10/04/07	70,300	(139)
Lehman Brothers Special Financing (a)	FNMA 30 Year, 5.50%, TBA	96.44	09/06/07	43,000	(510)
Lehman Brothers Special Financing (a)	FNMA 30 Year, 5.50%, TBA	96.48	09/06/07	144,000	(1,641)
Lehman Brothers Special Financing (a)	FNMA 30 Year, 6.50%, TBA	101.53	09/06/07	40,800	19
Lehman Brothers Special Financing (a)	FNMA 15 Year, 6.00%, TBA	100.77	09/11/07	34,000	(85)
Lehman Brothers Special Financing (b)	FNMA 30 Year, 5.00%, TBA	95.31	10/04/07	179,700	(531)
Lehman Brothers Special Financing (b)	FNMA 30 Year, 5.50%, TBA	95.94	10/04/07	170,000	2,835
Lehman Brothers Special Financing (b)	FNMA 30 Year, 6.00%, TBA	99.97	10/04/07	28,000	—
Morgan Stanley Capital Services (a)	FNMA 30 Year, 5.00%, TBA	93.93	09/06/07	102,000	(1,095)
Morgan Stanley Capital Services (a)	FNMA 30 Year, 6.50%, TBA	101.34	09/06/07	7,500	(11)
Morgan Stanley Capital Services (b)	FNMA 30 Year, 6.00%, TBA	100.06	10/04/07	30,000	(65)
Union Bank of Switzerland AG (a)	FNMA 30 Year, 6.00%, TBA	98.50	09/06/07	102,200	(1,388)
Union Bank of Switzerland AG (a)	FNMA 30 Year, 5.50%, TBA	96.72	09/06/07	44,000	(399)
Union Bank of Switzerland AG (b)	FNMA 30 Year, 6.50%, TBA	101.31	09/06/07	59,000	101
Union Bank of Switzerland AG (b)	Northern Rock plc, 5.63%, 06/22/17	101.47	09/20/07	4,395	7
Union Bank of Switzerland AG (b)	FNMA 30 Year, 5.50%, TBA	95.91	10/04/07	66,000	1,121
					$(2,786)

(a)	Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.

(b)	Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

SEE NOTES TO FINANCIAL STATEMENTS.

78   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

Total Return Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Deutsche Bank AG, New York	Lehman AAA 8.5 Year + CMBS Index	Spread Lock With Carry Amount + 35 BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	11/01/07	$43,400	$(251)
Morgan Stanley Capital Services	Lehman AAA 8.5 Year + CMBS Index	Spread Lock With Carry Amount + 30 BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	09/01/07	14,200	(103)
						$(354)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   79

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 110.0%
	Asset-Backed Securities — 18.4%
842	American Express Credit Account Master Trust, Series 2004-C, Class C, FRN, 6.11%, 02/15/12 (e) (m)	839
	AmeriCredit Automobile Receivables Trust,
1,295	Series 2004-BM, Class A4, 2.67%, 03/07/11 (m)	1,282
1,801	Series 2005-CF, Class A3, 4.47%, 05/06/10 (m)	1,795
	Capital One Auto Finance Trust,
483	Series 2003-B, Class A4, 3.18%, 09/15/10 (m)	482
2,650	Series 2007-B, Class A3A, 5.03%, 04/15/12 (m)	2,636
72	CARSS Finance LP (Cayman Islands), Series 2004-A, Class B1, FRN, 5.89%, 01/15/11 (e) (m)	72
1,700	Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, FRN, 5.55%, 01/09/12 (m)	1,666
3,050	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF4, SUB, 4.96%, 08/25/35 (m)	2,989
946	CNH Equipment Trust, Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	940
3,218	Countrywide Asset Backed Certificates, Series 2005-4, Class AF3, VAR, 4.46%, 10/25/35 (m)	3,151
4,550	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF4, Class A2, FRN, 5.69%, 03/25/36 (m)	4,389
3,350	GSAMP Trust, Series 2006-NC1, Class A2, FRN, 5.69%, 02/25/36 (m)	3,234
500	Helios Finance LP (Cayman Islands), Series 2007-S1, Class B1, FRN, 6.21%, 10/20/14 (e) (i) (m)	483
3,200	Home Equity Asset Trust, Series 2006-3, Class 2A3, FRN, 5.69%, 07/25/36 (m)	3,091
4,419	HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class 2A3, FRN, 5.69%, 01/25/36 (m)	4,122
4,250	Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3, FRN, 5.69%, 03/25/36 (m)	4,139
3,550	MASTR Asset Backed Securities Trust, Series 2006-NC1, Class A3, FRN, 5.69%, 01/25/36 (m)	3,382
2,100	Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC1, Class A2C, FRN, 5.70%, 01/25/37 (m)	2,056
2,650	Morgan Stanley ABS Capital I, Series 2006-HE6, Class M2, FRN, 5.81%, 09/25/36 (m)	2,098
1,277	Nationstar NIM Trust (Cayman Islands), Series 2007-C, Class A, 8.00%, 06/25/37 (e) (i) (m)	1,139
1,315	New Century Home Equity Loan Trust, Series 2005-A, Class A2, SUB, 4.46%, 08/25/35 (m)	1,301
3,000	Residential Asset Mortgage Products, Inc., Series 2006-EFC1, Class A2, FRN, 5.70%, 02/25/36 (m)	2,910
3,850	Residential Asset Securities Corp., Series 2006-KS2, Class A3, FRN, 5.69%, 03/25/35 (m)	3,702
2,950	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2B, FRN, 5.69%, 12/25/35	2,896
2,103	Triad Auto Receivables Owner Trust, Series 2003-B, Class A4, 3.20%, 12/13/10	2,071
1,881	World Omni Auto Receivables Trust, Series 2003-B, Class A4, 2.87%, 11/15/10	1,874
	Total Asset-Backed Securities (Cost $60,997)	58,739
	Collateralized Mortgage Obligations — 11.1%
	Agency CMO — 5.6%
	Federal Home Loan Mortgage Corp. REMICS,
4,266	Series 2564, Class LS, IF, IO, 2.04%, 01/15/17 (m)	203
3,999	Series 2632, Class IA, IO, 5.00%, 06/15/22 (m)	61
2,394	Series 2643, Class PI, IO, 5.00%, 03/15/28 (m)	217
1,600	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	54
11,755	Series 2791, Class SI, IF, IO, 1.54%, 12/15/31 (m)	731
12,863	Series 2813, Class SB, IF, IO, 1.44%, 02/15/34 (m)	864
17,712	Series 2850, Class SM, IF, IO, 1.54%, 12/15/30 (m)	733
4,064	Series 2894, Class S, IF, IO, 1.59%, 03/15/31 (m)	249
3,802	Series 2980, Series LI, IO, 5.50%, 04/15/25 (m)	266
27,563	Federal Home Loan Mortgage Corp. STRIPS, Series 240, Class S22, IF, IO, 1.54%, 07/15/36 (m)	2,491
	Federal National Mortgage Association,
3,189	Series 2003-3, Class HS, IF, IO, 2.14%, 09/25/16 (m)	136
3,925	Series 2004-61, Class TS, IF, IO, 1.60%, 10/25/31 (m)	165
5,718	Series 2005-51, Class KI, IO, 5.50%, 01/25/25 (m)	374

SEE NOTES TO FINANCIAL STATEMENTS.

80   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
2,913	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	2,972
4,882	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	4,979
3,146	Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	3,209
	Government National Mortgage Association,
10	Series 2002-24, Class FA, FRN, 6.09%, 04/16/32 (m)	10
398	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	11
1,902	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	71
83	Series 2004-46, Class IH, IO, 5.50%, 04/20/25 (m)	—	(h)
		17,796
	Non-Agency CMO — 5.5%
1,775	Banc of America Alternative Loan Trust, Series 2003-7, Class 1A1, 5.50%, 09/25/33 (m)	1,764
3,755	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A4, 5.50%, 11/25/35 (m)	3,692
2,179	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 01/25/36 (m)	2,169
1,395	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 08/25/36 (m)	1,394
2,989	Residential Funding Mortgage Section I, Series 2005-S7, Class A5, 5.50%, 11/25/35 (m)	2,942
2,422	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A1, VAR, 4.97%, 06/25/34	2,407
	Wells Fargo Mortgage Backed Securities Trust,
1,767	Series 2003-N, Class 1A4, FRN, 4.60%, 12/25/33	1,746
1,569	Series 2004-S, Class A3, FRN, 3.54%, 09/25/34	1,568
		17,682
	Total Collateralized Mortgage Obligations (Cost $35,612)	35,478
	Commercial Mortgage-Backed Securities — 17.0%
1,142	Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A2, 4.18%, 11/10/41 (m)	1,117
8,940	CalSTRS Trust, Series 2002-C6, Class A2, 3.99%, 11/20/12 (e) (m)	8,897
	CS First Boston Mortgage Securities Corp.,
1,800	Series 2001-CK6, Class A3, 6.39%, 08/15/36 (m)	1,852
2,300	Series 2001-CP4, Class A4, 6.18%, 12/15/35 (m)	2,350
3,700	Series 2004-C3, Class A3, 4.30%, 07/15/36 (m)	3,628
	Greenwich Capital Commercial Funding Corp.,
1,350	Series 2003-C1, Class A2, 3.29%, 07/05/35 (m)	1,306
1,800	Series 2007-GG9, Class A2, 5.38%, 03/10/39 (m)	1,788
2,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A3, 4.60%, 08/10/38 (m)	1,973
	LB-UBS Commercial Mortgage Trust,
3,050	Series 2003-C1, Class A2, 3.32%, 03/15/27 (m)	3,011
5,600	Series 2003-C5, Class A2, 3.48%, 07/15/27 (m)	5,500
3,400	Series 2004-C2, Class A2, 3.25%, 03/15/29 (m)	3,300
5,200	Series 2004-C7, Class A2, 3.99%, 10/15/29 (m)	5,061
2,900	Series 2007-C1, Class A2, 5.32%, 02/15/40 (m)	2,878
1,300	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A2, VAR, 5.40%, 11/12/37 (m)	1,297
	Morgan Stanley Capital I,
5,223	Series 1998-HF2, Class A2, VAR, 6.48%, 11/15/30 (m)	5,233
3,100	Series 2006-T21, Class A2, 5.09%, 10/12/52 (m)	3,072
1,950	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A2, 4.78%, 03/15/42	1,924
	Total Commercial Mortgage-Backed Securities (Cost $55,528)	54,187
	Corporate Bonds — 37.2%
	Automobiles — 0.4%
1,300	DaimlerChrysler N.A. Holding Corp., 5.75%, 05/18/09 (m)	1,309
	Beverages — 0.5%
1,600	Miller Brewing Co., 4.25%, 08/15/08 (e) (m)	1,578
	Capital Markets — 3.0%
	Bear Stearns Cos., Inc. (The),
1,500	4.55%, 06/23/10 (m)	1,443
850	5.85%, 07/19/10 (m)	845
600	Goldman Sachs Group, Inc. (The), 5.30%, 02/14/12 (m)	592
500	Lehman Brothers Holdings Capital Trust V, 5.86% to 05/31/12; thereafter variable, 11/29/49 (m)	459
3,800	Links Finance LLC, FRN, 5.61%, 09/15/08 (e) (i)	3,802
2,350	Morgan Stanley, 4.25%, 05/15/10 (m)	2,285
		9,426

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   81

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Banks — 9.0%
2,700	Artesia Bank S.C. (Belgium),
	7.25% to 09/17/07; thereafter variable, 09/29/49 (e) (m)	2,702
1,600	BAC Capital Trust XIV,
	5.63% to 03/15/12; thereafter variable, 12/31/49 (m)	1,488
1,500	DBS Bank Ltd. (Singapore),
	VAR, 5.12%, 05/16/17 (e) (m)	1,461
1,400	DBS Capital Funding Corp. (Cayman Islands),
	7.66% to 03/15/11; thereafter variable, 03/31/49 (e) (m)	1,509
1,150	Deutsche Bank Capital Funding Trust I,
	7.87% to 06/30/09; thereafter variable, 12/31/49 (e) (m)	1,206
900	Glitnir Banki HF (Iceland),
	VAR, 6.69%, 06/15/16 (e) (m)	941
1,000	Hana Bank (South Korea),
	4.13%, 03/11/09	986
2,300	HSBC Capital Funding LP,
	9.55% to 06/30/10; thereafter variable, 12/31/49 (e) (m)	2,547
1,350	ICICI Bank Ltd. (Singapore),
	5.75%, 11/16/10 (e) (m)	1,351
	Landsbanki Islands HF (Iceland),
850	6.10%, 08/25/11 (e) (m)	876
1,000	FRN, 6.20%, 08/25/09 (e) (m)	1,006
1,550	Mellon Capital IV,
	6.24% to 06/20/12; thereafter variable, 06/29/49 (m)	1,530
3,050	Public Bank Berhad (Malaysia),
	VAR, 5.63%, 09/22/14	3,075
2,450	Royal Bank of Scotland Group plc ADR (United Kingdom),
	9.12%, 12/31/49	2,677
1,750	VTB Capital S.A. for Vneshtorgbank (Luxembourg),
	FRN, 6.11%, 09/21/07 (e) (m)	1,753
1,950	Wachovia Capital Trust III,
	5.80% to 03/15/11; thereafter variable, 03/15/42	1,945
	Woori Bank (South Korea),
1,150	VAR, 4.88%, 07/02/13	1,145
600	VAR, 6.12%, 05/03/16 (e)	601
		28,799
	Consumer Finance — 0.9%
800	Capital One Financial Corp.,
	5.70%, 09/15/11 (m)	788
1,700	International Lease Finance Corp.,
	5.35%, 03/01/12 (m)	1,680
		2,468
	Diversified Financial Services — 10.7%
3,250	BNP US Funding LLC,
	7.74% to 12/05/07; thereafter variable, 12/29/49 (e) (m)	3,275
	CIT Group, Inc.,
1,500	5.40%, 02/13/12 (m)	1,378
1,914	5.75%, 09/25/07 (m)	1,914
3,000	General Electric Capital Corp.,
	4.13%, 09/01/09 (m)	2,960
1,800	Goldman Sachs Capital II,
	5.79% to 06/01/12; thereafter variable, 12/29/49 (m)	1,652
400	ILFC E-Capital Trust I,
	VAR, 5.90%, 12/21/65 (e) (m)	393
4,000	K2 Corp.,
	VAR, 5.36%, 02/15/09 (i)	3,700
3,800	Mizuho JGB Investment LLC,
	9.87% to 06/30/08; thereafter variable, 12/29/49 (e) (m)	3,941
6,050	Natexis Ambs Co. LLC,
	8.44% to 06/30/08; thereafter variable, 12/29/49 (e) (m)	6,198
3,100	RACERS,
	FRN, 5.36%, 09/20/07 (e) (i)	3,100
2,900	Sigma Finance Corp. (Cayman Islands),
	VAR, 0.00%, 08/15/11 (i)	2,898
1,300	Xstrata Finance Dubai Ltd. (United Arab Emirates),
	FRN, 5.85%, 11/13/09 (e)	1,292
1,500	ZFS Finance USA Trust I,
	VAR, 5.87%, 05/09/32 (e)	1,464
		34,165
	Diversified Telecommunication Services — 0.6%
1,900	Telefonica Emisones SAU (Spain),
	5.98%, 06/20/11	1,925
	Electric Utilities — 2.2%
1,400	Alabama Power Capital Trust V,
	VAR, 5.50%, 10/01/42 (m)	1,409
	Appalachian Power Co.,
1,000	3.60%, 05/15/08 (m)	984
650	5.55%, 04/01/11 (m)	652
200	5.65%, 08/15/12 (m)	202

SEE NOTES TO FINANCIAL STATEMENTS.

82   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Electric Utilities — Continued
2,800	PSEG Funding Trust I,
	5.38%, 11/16/07 (m)	2,798
1,000	PSEG Power LLC,
	3.75%, 04/01/09 (m)	978
		7,023
	Food & Staples Retailing — 0.4%
1,400	CVS Caremark Corp.,
	4.00%, 09/15/09 (m)	1,368
	Food Products — 0.2%
600	Kraft Foods, Inc.,
	6.00%, 02/11/13 (m)	612
	Insurance — 1.0%
900	Allstate Corp. (The),
	7.20%, 12/01/09 (m)	942
2,150	Hartford Financial Services Group, Inc.,
	5.66%, 11/16/08 (m)	2,167
		3,109
	Media — 2.9%
	Comcast Cable Communications LLC,
1,200	6.20%, 11/15/08 (m)	1,210
1,000	6.75%, 01/30/11 (m)	1,038
2,850	COX Communications, Inc.,
	4.63%, 01/15/10 (m)	2,805
1,800	Time Warner Entertainment Co., LP,
	7.25%, 09/01/08 (m)	1,813
2,500	Time Warner, Inc.,
	5.50%, 11/15/11	2,494
		9,360
	Multi-Utilities — 1.1%
2,100	Dominion Resources, Inc.,
	SUB, 5.69%, 05/15/08 (m)	2,100
1,450	Midamerican Energy Holdings Co.,
	5.65%, 07/15/12 (m)	1,477
		3,577
	Oil, Gas & Consumable Fuels — 2.2%
2,450	Pemex Project Funding Master Trust,
	FRN, 6.66%, 06/15/10 (e) (m)	2,489
3,022	Qatar Petroleum (Qatar),
	5.58%, 05/30/11 (e) (m)	3,057
1,450	XTO Energy, Inc.,
	5.90%, 08/01/12	1,473
		7,019
	Real Estate Investment Trusts (REITs) — 0.8%
	iStar Financial, Inc.,
1,750	4.88%, 01/15/09 (m)	1,716
800	5.38%, 04/15/10 (m)	780
		2,496
	Real Estate Management & Development — 0.9%
2,750	Socgen Real Estate Co. LLC,
	7.64% to 09/30/07; thereafter variable, 12/29/49 (e)	2,756
	Thrifts & Mortgage Finance — 0.4%
725	Countrywide Financial Corp.,
	5.80%, 06/07/12 (m)	681
700	Washington Mutual Preferred Funding II,
	6.90% to 06/15/12, thereafter variable, 12/31/49 (e)	658
		1,339
	Total Corporate Bonds (Cost $119,956)	118,329
	Foreign Government Securities — 3.4%
4,670	National Agricultural Cooperative Federation (South Korea),
	VAR, 5.75%, 06/18/14	4,705
4,550	Republic of Chile (Chile),
	FRN, 5.76%, 01/28/08 (m)	4,555
1,500	United Mexican States (Mexico),
	FRN, 6.06%, 01/13/09	1,505
	Total Foreign Government Securities (Cost $10,913)	10,765
	Mortgage Pass-Through Securities — 22.9%
	Federal National Mortgage Association Various Pools,
13,021	6.00%, 08/01/22 (m)	13,164
64	7.00%, 07/01/35 (m)	66
14,511	7.00%, 04/01/37 (m)	14,918
900	TBA, 5.00%, 09/25/37	855
1,000	TBA, 5.00%, 10/25/37	950
7,800	TBA, 5.50%, 10/25/37	7,617
1,900	TBA, 6.00%, 10/25/36	1,897
18,495	TBA, 6.50%, 09/25/37	18,773
5,000	TBA, 6.50%, 10/25/37	5,074
8,200	TBA, 7.00%, 09/25/36	8,428
1,000	TBA, 7.00%, 10/25/37	1,027

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   83

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Mortgage Pass-Through Securities — Continued
13	Government National Mortgage Association Pool,
	8.50%, 08/15/30 (m)	14
	Total Mortgage Pass-Through Securities (Cost $72,305)	72,783
	Total Long-Term Investments (Cost $355,311)	350,281

NUMBER OF CONTRACTS
Options Purchased — 0.4%
	Call Options Purchased — 0.2%
40	30 Day Fed Funds expiring 09/28/07 @ $94.75, American Style	43
53	90 Day Eurodollar Futures expiring 09/17/07 @ $95.75, American Style	—	(h)

NOTIONAL AMOUNT($)
	Call Options Purchased on Interest Rate Swaps:
85,529	Expiring 05/30/08. If exercised the Fund receives 3.96% and pays floating 3 month LIBOR expiring 06/03/10, European Style	239
19,400	Expiring 11/02/09. If exercised the Fund receives 4.49% and pays floating 3 month LIBOR expiring 11/04/19, European Style	249
	Total Call Options Purchased	531
	Receiver/Payer Straddles on Interest Rate Swaps — 0.2%
50,780	Expiring 10/02/08. If exercised the Fund receives/pays 4.46% and pays/receives floating 3 month LIBOR expiring 10/06/18, European Style	330
3,189	Expiring 06/09/08. If exercised the Fund receives/pays 5.88% and pays/receives floating 3 month LIBOR expiring 06/11/18, European Style	188
	Total Receiver/Payer Straddles on Interest Rate Swaps	518

NUMBER OF CONTRACTS
	Put Options Purchased — 0.0% (g)
159	30 Day Fed Funds expiring 09/28/07 @ $94.81, American Style	5
37	30 Day Fed Funds expiring 11/30/07 @ $94.75, American Style	—	(h)
71	30 Day Fed Funds expiring 11/30/07 @ $94.88, American Style	6
43	30 Day Fed Funds expiring 11/30/07 @ $95.00, American Style	8

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE($)

	Put Options Purchased — Continued
18	30 Day Fed Funds expiring 12/31/07 @ $94.75, American Style	—	(h)
308	90 Day Eurodollar Futures expiring 09/17/07 @ $94.38, American Style	31

NOTIONAL AMOUNT($)
	Put Options Purchased on Interest Rate Swaps:
63,978	Expiring 02/28/08. If exercised the Fund pays 4.20% and receives floating 3 month LIBOR expiring 03/03/10, European Style	177
	Total Put Options Purchased	227
	Total Options Purchased (Cost $1,825)	1,276

SHARES
Short-Term Investments — 3.7%
Investment Company — 3.4%
10,930	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $10,930)	10,930

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligation — 0.3%
	U.S. Treasury Bill,
900	4.68%, 11/01/07 (k) (m) (n) (Cost $893)	894
	Total Short-Term Investments (Cost $11,823)	11,824
	Total Investments — 114.1% (Cost $368,959)	363,381
	Liabilities in Excess of Other Assets — (14.1)%	(44,958)
	NET ASSETS — 100.0%	$318,423

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

84   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$ (4,000)	FNMA, TBA, 5.50%, 09/25/37	$(3,906)
	(Proceeds received $3,889)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/07	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
31	Eurodollar	September, 2007	$7,323	$(4)
482	2 Year U.S. Treasury Notes	December, 2007	99,367	(13)
36	5 Year U.S. Treasury Notes	December, 2007	3,841	(3)
73	10 Year U.S. Treasury Notes	December, 2007	7,960	1
	Short Futures Outstanding
(21)	10 Year Swap Future	September, 2007	(2,223)	(31)
(72)	Eurodollar	September, 2007	(17,009)	9
(277)	5 Year U.S. Treasury Notes	December, 2007	(29,557)	(112)
(56)	Eurodollar	December, 2007	(13,309)	6
(60)	Eurodollar	March, 2008	(14,304)	11
(48)	Eurodollar	June, 2008	(11,453)	11
				$(125)

OPTIONS WRITTEN

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
10 Year U.S. Treasury Note Futures	$111.00	10/26/07	61	$(24)
10 Year U.S. Treasury Note Futures	111.00	11/20/07	126	(69)
10 Year U.S. Treasury Note Futures	112.00	11/20/07	90	(32)
30 Day Federal Funds Futures, American Style	91.81	09/28/07	40	(33)
90 Day Eurodollar Futures, American Style	96.00	09/17/07	106	(1)
(Premiums received of $141)				$(159)

Call Options Written on Interest Rate Swaps****

COUNTERPARTY	EXERCISE RATE**	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	5.46%	05/30/08	06/03/10	$85,529	$(167)
(Premiums received of $145)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   85

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
10 Year U.S. Treasury Note Futures	$106.00	11/20/07	73	$(16)
(Premiums received of $54)

Put Options Written on Interest Rate Swaps****

COUNTERPARTY	EXERCISE RATE**	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	5.20%	02/28/08	03/03/10	$63,978	$(142)
Bank of America	5.99%	11/02/09	11/04/19	19,400	(375)
(Premiums received of $497)					$(517)

Receiver/Payer Straddle on Interest Rate Swaps****

NAME OF ISSUER	EXERCISE RATE***	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	5.96%	10/02/08	10/06/18	$43,541	$(400)
Barclays Bank plc	6.02%	07/28/14	07/30/14–07/30/24	1,017	(91)
Lehman Brothers Special Financing	5.36%	03/15/12	03/19/42	2,321	(355)
(Premiums received of $1,009)					$(846)

*	The Fund would receive a floating rate based on 3-month USD LIBOR, if exercised.

**	The Fund would pay a floating rate based on 3-month USD LIBOR, if exercised.

***	The Fund would pay or receive a floating rate based on 3-month USD LIBOR, if exercised.

****	European Style

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	Payments made by the Fund	Payments received by the Fund	Termination Date	Notional Amount	Value
Bank of America	5.89% semi-annually	3 month LIBOR quarterly	11/04/19	$11,378	$(357)
Barclays Bank plc	4.70% semi-annually	3 month LIBOR quarterly	03/03/10	31,349	17
Barclays Bank plc	4.71% semi-annually	3 month LIBOR quarterly	06/03/10	34,212	20
Barclays Bank plc	5.51% semi-annually	3 month LIBOR quarterly	08/03/17	1,289	(28)
Barclays Bank plc	3 month LIBOR quarterly	5.37% semi-annually	08/28/17	1,336	14
Barclays Bank plc	5.72% semi-annually	3 month LIBOR quarterly	10/06/18	1,773	(52)
Barclays Bank plc	5.87% semi-annually	3 month LIBOR quarterly	10/06/18	18,995	(769)
Credit Suisse International	5.14% semi-annually	3 month LIBOR quarterly	07/30/09	29,250	(131)
Credit Suisse International	3 month LIBOR quarterly	5.50% semi-annually	08/03/17	2,259	47
Credit Suisse International	3 month LIBOR quarterly	5.28% semi-annually	08/29/17	1,494	5
Deutsche Bank AG, New York	5.55% semi-annually	3 month LIBOR quarterly	07/12/12	4,600	(117)
Deutsche Bank AG, New York	5.74% semi-annually	3 month LIBOR quarterly	07/12/17	2,620	(102)
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.50% semi-annually	08/06/17	634	13
Goldman Sachs Capital Management	5.53% semi-annually	3 month LIBOR quarterly	07/31/17	297	(7)
					$(1,447)

SEE NOTES TO FINANCIAL STATEMENTS.

86   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Ambac Financial Corp., 9.38%, 08/01/11	Deutsche Bank AG, New York	Sell	105 BPS quarterly	09/20/08	$3,400	$(34)
AutoZone, Inc., 5.88%, 10/15/12	Bank of America	Buy	58 BPS quarterly	03/20/14	950	(3)
Banca Italease S.p.A., 4.61%, 02/08/12	Deutsche Bank AG, New York	Sell	85 BPS quarterly	06/20/08	3,100	(27)
Berkshire Hathaway, Inc., 9.75%, 01/15/18	Deutsche Bank AG, New York	Sell	20 BPS quarterly	03/20/10	8,800	3
Computer Sciences Corp., 5.00%, 02/15/13	Merrill Lynch International	Buy	70 BPS quarterly	09/20/14	800	(8)
Corning, Inc., 6.30%, 03/01/09	Goldman Sachs Capital Management	Sell	43 BPS quarterly	06/20/11	3,000	26
Countrywide Financial, 0.00%, 02/08/31	Lehman Brothers Special Financing	Sell	500 BPS quarterly	09/20/08	1,600	16
CDX.NA.IG.8	Goldman Sachs Capital Management (1)	Buy	35 BPS quarterly	06/20/12	5,000	68
CDX.NA.IG.HVOL.8	Lehman Brothers Special Financing (2)	Sell	75 BPS quarterly	06/20/12	3,550	(96)
FHLMC, 5.08%, 02/07/19	Deutsche Bank AG, New York	Sell	3 BPS quarterly	06/20/08	9,600	(3)
Gannett Co., Inc., 6.38%, 03/31/12	Lehman Brothers Special Financing	Buy	63 BPS quarterly	03/20/14	1,350	(1)
Gannett Co., Inc., 6.38%, 03/31/12	Merrill Lynch International	Buy	63 BPS quarterly	06/20/17	550	11
Gazprom, 8.63%, 04/28/34	Deutsche Bank AG, New York	Sell	39 BPS semi-annually	04/20/08	2,490	(1)
Gazprom, 9.63%, 03/01/13	Union Bank of Switzerland AG	Sell	39 BPS semi-annually	12/20/07	4,000	3
General Electric Capital Corp., 3.50%, 05/01/08	Citibank, N.A.	Sell	14 BPS quarterly	12/20/07	23,000	(3)
Goldman Sachs Co., 6.60%, 01/15/12	Deutsche Bank AG, New York	Sell	5.5 BPS quarterly	11/20/07	9,000	(4)
Hess Corp., 6.65%, 08/15/11	Morgan Stanley Capital Services	Sell	20 BPS quarterly	06/20/08	2,500	3
Ingersoll, 9.00%, 08/15/21	Credit Suisse International	Buy	66 BPS quarterly	06/20/14	800	(8)
Kroger Co., 5.50%, 02/01/13	Lehman Brothers Special Financing	Buy	58 BPS quarterly	03/20/14	950	(4)
Marriott International, Inc., 4.63%, 06/15/12	Morgan Stanley Capital Services	Buy	58 BPS quarterly	06/20/14	600	(1)
Marsh & McLennan Co., Inc., 5.38%, 07/15/14	Merrill Lynch International	Buy	101 BPS quarterly	09/20/14	750	(13)
MBIA Insurance Corp., 5.38%, 10/06/10	Bear Stearns Credit Products	Sell	128 BPS quarterly	09/20/12	750	2
McKesson Corp., 7.75%, 02/12/12	Lehman Brothers Special Financing	Buy	80 BPS quarterly	06/20/17	650	(7)
Merrill Lynch & Co., 6.00%, 02/17/09	Deutsche Bank AG, New York	Sell	9.5 BPS quarterly	12/20/07	6,000	(4)
Montpelier Re Holdings Ltd., 6.13%, 08/15/13	Deutsche Bank AG, New York	Sell	40 BPS quarterly	12/20/07	2,600	2
Mors Mittal Steel Co., N.V., 9.75%, 04/01/14	Morgan Stanley Capital Services	Sell	17 BPS quarterly	06/20/08	1,900	— (h)
New York Times, 4.61%, 09/26/12	Barclays Bank plc	Buy	65 BPS quarterly	06/20/17	650	3
Proctor & Gamble Corp., 4.95%, 08/15/14	Lehman Brothers Special Financing	Sell	5 BPS quarterly	09/20/07	7,200	1
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	60 BPS semi-annually	03/20/12	860	(5)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	54.8 BPS semi-annually	03/20/12	1,690	(14)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	53.51 BPS semi-annually	03/20/12	1,630	(15)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	61 BPS semi-annually	03/20/12	620	(4)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	71 BPS semi-annually	08/20/12	1,110	(6)
Russia AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	76 BPS semi-annually	02/20/09	3,240	(16)
Russia AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	72 BPS semi-annually	03/20/09	330	(2)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	31 BPS semi-annually	02/20/09	3,240	10
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	30 BPS semi-annually	03/20/09	330	1
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Sell	140 BPS semi-annually	04/20/10	10,000	203
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	104 BPS semi-annually	06/20/10	4,000	44
Safeway, Inc., 5.80%, 08/15/12	Morgan Stanley Capital Services	Buy	65 BPS quarterly	06/20/14	850	(6)
Sara Lee, 6.25%, 09/15/11	Bear Stearns Credit Products	Buy	74 BPS quarterly	03/20/17	900	(10)
Southwest Airlines Co., 6.50%, 03/01/12	Goldman Sachs Capital Management	Buy	69 BPS quarterly	06/20/14	1,100	(3)
United Mexican States, 7.50%, 04/08/33	Morgan Stanley Capital Services	Buy	112 BPS semi-annually	04/20/10	10,000	(201)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	105 BPS semi-annually	06/20/10	4,000	(75)
VTB Capital SA, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	40 BPS semi-annually	03/20/08	1,650	1

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   87

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
VTB Capital SA, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS semi-annually	05/20/12	$710	$(13)
Western Union, 5.93%, 10/01/16	Bear Stearns Credit Products	Buy	99 BPS quarterly	09/20/14	700	(19)
						$(209)

(1)	Premiums paid of $140

(2)	Premiums received of $39

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Citibank, N.A. (a)	FNMA 30 Year, 6.00%, TBA	$98.51	09/06/07	$16,700	$(226)
Credit Suisse International (b)	U.S. Treasury Note, 4.50% 03/31/09	99.86	09/17/07	104,600	604
					$378

(a)	Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.

(b)	Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

Total Return Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Deutsche Bank AG, New York	Lehman AAA 8.5 Year + CMBS Index	Spread Lock With Carry Amount + 35 BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	11/01/07	$8,400	$(49)
Morgan Stanley Capital Services	Lehman AAA 8.5 Year + CMBS Index	Spread Lock With Carry Amount + 30 BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	09/01/07	3,000	(22)
						$(71)

SEE NOTES TO FINANCIAL STATEMENTS.

88   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

JPMorgan Strategic Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 147.3%
	Asset-Backed Securities — 7.8%
65	Carmax Auto Owner Trust, Series 2006-2, Class A3, 5.15%, 02/15/11 (m)	65
125	Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, FRN, 5.55%, 01/09/12 (m)	122
	Citigroup Mortgage Loan Trust, Inc.,
250	Series 2006-WFH2, Class A2A, FRN, 5.66%, 08/25/36 (m)	244
250	Series 2007-WFH2, Class M1, FRN, 5.91%, 03/25/37 (m)	204
80	Countrywide Asset-Backed Certificates, Series 2003-5, Class MF1, VAR, 5.41%, 01/25/34 (m)	78
95	Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2A, SUB, 5.89%, 02/25/37 (m)	95
250	GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2B, FRN, 5.66%, 08/25/36 (m)	241
56	Harley-Davidson Motorcycle Trust, Series 2006-3, Class A2, 5.42%, 02/15/10 (m)	56
94	Lehman XS Trust, Series 2006-12N, Class A1A1, FRN, 5.59%, 08/25/46 (m)	94
225	MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A3, FRN, 5.66%, 08/25/36 (m)	215
	Option One Mortgage Loan Trust,
7	Series 2003-4, Class A2, FRN, 5.83%, 07/25/33 (m)	7
2	Series 2003-5, Class A2, FRN , 5.83%, 08/25/33 (m)	2
	Residential Asset Securities Corp.,
1	Series 2002-KS4, Class AIIB, FRN, 6.01%, 07/25/32 (m)	1
2	Series 2003-KS5, Class AIIB, FRN, 6.09%, 07/25/33 (m)	2
9	Triad Auto Receivables Owner Trust, Series 2003-B, Class A4, 3.20%, 12/13/10 (m)	9
3	Wachovia Asset Securitization, Inc., Series 2002-HE2, Class A, FRN, 5.94%, 12/25/32 (m)	3
	Total Asset-Backed Securities (Cost $1,513)	1,438
	Collateralized Mortgage Obligations — 8.1%
	Agency CMO — 2.5%
61	Federal Home Loan Mortgage Corp. REMICS, Series 2931, Class GA, 5.00%, 11/15/28 (m)	60
	Federal National Mortgage Association REMICS,
37	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	38
42	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	43
36	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	37
43	Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	44
41	Series 2006-78, Class BC, 6.50%, 01/25/34 (m)	42
156	Series 2006-115, Class BF, FRN, 5.75%, 12/25/36 (m)	155
43	Federal National Mortgage Association Whole Loan, Series 2003-W3, Class 2A5, 5.36%, 06/25/42 (m)	43
		462
	Non-Agency CMO — 5.6%
80	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A1, 5.50%, 12/25/33 (m)	79
	Countrywide Alternative Loan Trust,
54	Series 2006-12CB, Class A6, 6.00%, 05/25/36 (m)	54
66	Series 2006-23CB, Class 2A1, 6.50%, 08/25/36 (m)	67
1,293	CS First Boston Mortgage Securities Corp. Series 1997-2, Class X, IO, VAR, 0.89%, 06/25/20 (e) (m)	—	(h)
1	DLJ Mortgage Acceptance Corp., Series 1997-D, Class CTFS, HB, VAR, 72.97%, 07/28/27 (e) (i)	1
206	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, FRN, 5.72%, 11/19/36 (m)	201
78	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 01/25/36 (m)	78
14	MASTR Alternative Loans Trust, Series 2004-13, Class 10A1, 8.00%, 01/25/35 (m)	15
	Residential Accredit Loans, Inc.,
36	Series 2006-QS6, Class 1A2, 6.00%, 06/25/36 (m)	35
71	Series 2006-QS11, Class 1A1, 6.50%, 08/25/36 (m)	71
85	Series 2006-QS16, Class A7, 6.00%, 11/25/36 (m)	84
53	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 05/25/36 (m)	53
206	Thornburg Mortgage Securities Trust, Series 2006-6, Class A1, FRN, 5.62%, 12/25/36 (m)	204

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   89

JPMorgan Strategic Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
44	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 2CB1, 6.00%, 07/25/36 (m)	43
49	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR3, Class A1, FRN, 5.70%, 03/25/36 (m)	49
		1,034
	Total Collateralized Mortgage Obligations (Cost $1,655)	1,496
	Commercial Mortgage-Backed Securities — 5.6%
25	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A4, 4.52% 11/11/41 (m)	24
185	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32% 12/11/49 (m)	180
150	CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A3, 6.38% 12/18/35 (m)	154
45	Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4, 4.11% 07/05/35 (m)	42
60	LB-UBS Commercial Mortgage Trust, Series 2001-C2, Class A2, 6.65% 11/15/27 (m)	62
94	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, FRN, 5.73% 09/15/21 (e) (m)	94
110	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, VAR, 5.49% 03/12/51 (m)	108
	Morgan Stanley Capital I,
100	Series 2007-HQ11, Class A4, VAR, 5.45% 02/12/44 (m)	98
250	Series 2007-IQ13, Class A4, 5.36% 03/15/44 (m)	243
20	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.92% 03/12/35 (m)	19
	Total Commercial Mortgage-Backed Securities (Cost $1,041)	1,024
	Corporate Bonds — 43.5%
	Aerospace & Defense — 0.1%
25	L-3 Communications Corp., 5.88%, 01/15/15 (m)	24
	Auto Components — 0.2%
1	Goodyear Tire & Rubber Co. (The), 9.00%, 07/01/15 (m)	1
20	Tenneco, Inc., 8.63%, 11/15/14 (m)	20
15	United Components, Inc., 9.38%, 06/15/13 (m)	15
		36
	Building Products — 0.2%
35	Owens Corning, Inc., 7.00%, 12/01/36 (m)	34
	Capital Markets — 4.4%
45	Arch Western Finance LLC, 6.75%, 07/01/13 (m)	42
TRY 350	Credit Suisse, Nassau Branch, 14.00%, 01/19/11 (linked to Republic of Turkey Government Bond, 14.00%, 01/19/11) (Turkey) (m)	251
$90	Goldman Sachs Group, Inc. (The), 5.95%, 01/15/27 (m)	84
60	Lehman Brothers Holdings Capital Trust V, 5.86% to 05/31/12; thereafter variable, 11/29/49 (m)	55
	Lehman Brothers Holdings, Inc.,
85	5.50%, 04/04/16 (m)	80
BRL 620	10.00%, 01/03/12 (linked to Brazilian Real Notes, 10.00%, 01/03/12) (Brazil)	301
		813
	Chemicals — 0.6%
$1	Equistar Chemicals LP/Equistar Funding Corp., 10.13%, 09/01/08 (m)	1
15	Huntsman LLC, 11.50%, 07/15/12 (m)	16
20	Ineos Group Holdings plc (United Kingdom), 8.50%, 02/15/16 (e) (m)	18
20	Lyondell Chemical Co., 10.50%, 06/01/13 (m)	22
25	Nalco Co., 7.75%, 11/15/11 (m)	25
30	PolyOne Corp., 8.88%, 05/01/12 (m)	31
		113
	Commercial Banks — 7.3%
	Barclays Bank plc (United Kingdom),
160	5.93% to 12/15/16; thereafter variable, 12/31/49 (e) (m)	151
320	Zero Coupon, 04/07/10 (e) (i)	319
10	Cadets Trust, 4.80%, 07/15/13 (e) (m)	10
100	Credit Agricole S.A. (France), 6.64% to 05/31/17; thereafter variable, 05/29/49 (e) (m)	95
285	Glitnir Banki HF (Iceland), FRN, 5.80%, 01/21/11 (e) (m)	286
100	ICICI Bank Ltd. (India), FRN, 5.90%, 01/12/10 (e) (m)	99
55	Regions Financing Trust II, VAR, 6.63%, 05/15/47 (m)	51

SEE NOTES TO FINANCIAL STATEMENTS.

90   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Banks — Continued
100	Shinsei Finance II (Cayman Islands), 7.16% to 07/25/16; thereafter variable, 07/29/49 (e) (m)	92
250	VTB Capital S.A. for Vneshtorgbank (Luxembourg), FRN, 5.96%, 08/01/08 (e) (m)	248
		1,351
	Commercial Services & Supplies — 0.5%
25	ACCO Brands Corp., 7.63%, 08/15/15 (m)	23
25	Allied Waste North America, Inc., 7.38%, 04/15/14 (m)	24
20	Corrections Corp. of America, 6.25%, 03/15/13 (m)	20
25	Quebecor World Capital Corp. (Canada), 8.75%, 03/15/16 (e) (m)	23
		90
	Consumer Finance — 1.2%
	Ford Motor Credit Co.,
10	7.25%, 10/25/11 (m)	9
55	FRN, 6.93%, 01/15/10 (m)	52
55	GMAC LLC, 6.88%, 08/28/12 (m)	48
125	SLM Corp., FRN, 5.50%, 07/27/09 (m)	120
		229
	Containers & Packaging — 0.3%
15	Crown Americas LLC and Crown Americas Capital Corp., 7.75%, 11/15/15 (m)	15
35	Owens-Brockway Glass Container, Inc., 8.25%, 05/15/13 (m)	36
5	Packaging Dynamics Finance Corp., 10.00%, 05/01/16 (e) (m)	5
		56
	Diversified Consumer Services — 0.1%
15	Service Corp. International, 7.38%, 10/01/14 (m)	15
	Diversified Financial Services — 7.3%
125	CIT Group, Inc., FRN, 5.64%, 08/17/09 (m)	119
40	Citigroup, Inc., 6.00%, 08/15/17 (m)	41
	Citigroup Funding, Inc.,
250	VAR, 1.00%, 03/12/12 (e) (i)	262
245	Zero Coupon, 09/24/07	247
25	General Electric Capital Corp., 6.15%, 08/07/37 (m)	26
55	Goldman Sachs Capital II, 5.79% to 06/01/12; thereafter variable, 12/29/49 (m)	50
	Kaupthing Bank HF (Iceland),
160	5.75%, 10/04/11 (e) (m)	161
100	FRN, 6.06%, 01/15/10 (e) (m)	101
44	Mizuho Capital Investment 1 Ltd. (Cayman Islands), 6.69% to 06/30/16; thereafter variable, 03/29/49 (e) (m)	42
100	SMFG Preferred Capital USD 1 Ltd. (Cayman Islands), 6.08% to 01/25/17; thereafter variable, 01/29/49 (e) (m)	93
162	TRAINS, Series HY1-2006, 7.55%, 05/01/16 (e) (m)	156
45	Visant Corp., 7.63%, 10/01/12 (m)	45
		1,343
	Diversified Telecommunication Services — 0.4%
10	Citizens Communications Co., 6.25%, 01/15/13 (m)	10
29	Consolidated Communications Holdings, Inc., 9.75%, 04/01/12 (m)	29
20	Qwest Communications International, Inc., FRN, 9.06%, 02/15/09 (m)	20
	Qwest Corp.,
5	7.50%, 10/01/14 (m)	5
10	8.88%, 03/15/12 (m)	11
20	Wind Acquisition Finance S.A. (Luxembourg), 10.75%, 12/01/15 (e) (m)	20
		95
	Electric Utilities — 1.6%
95	Midamerican Energy Co., 5.95%, 07/15/17 (m)	97
125	Ohio Power, Co., FRN, 5.54%, 04/05/10 (m)	124
75	TXU Electric Delivery Co., FRN, 5.74%, 09/16/08 (e) (m)	74
		295
	Food & Staples Retailing — 1.0%
100	CVS/Caremark Corp., FRN, 5.66%, 06/01/10 (m)	100
44	CVS Lease Pass-Through, 6.04%, 12/10/28 (e) (m)	43
	Wal-Mart Stores, Inc.,
20	5.25%, 09/01/35 (m)	18
15	6.50%, 08/15/37 (m)	15
		176
	Health Care Equipment & Supplies — 0.2%
35	Fresenius Medical Care Capital Trust II, 7.88%, 02/01/08 (m)	35
	Health Care Providers & Services — 0.6%
35	9.25%, 11/15/16 (e) (m) HCA, Inc.	36
40	9.63%, 11/15/16 (e) (m)	41

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   91

JPMorgan Strategic Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Health Care Providers & Services — Continued
15	Select Medical Corp., 7.63%, 02/01/15 (m)	13
30	Tenet Healthcare Corp., 9.25%, 02/01/15 (m)	26
		116
	Hotels, Restaurants & Leisure — 0.3%
	MGM Mirage, Inc.,
5	5.88%, 02/27/14 (m)	5
25	6.75%, 04/01/13 (m)	24
15	6.88%, 04/01/16 (m)	14
20	Vail Resorts, Inc., 6.75%, 02/15/14 (m)	19
		62
	Household Durables — 0.6%
25	ALH Finance LLC/ALH Finance Corp., 8.50%, 01/15/13 (m)	24
20	Ames True Temper, FRN, 9.36%, 01/15/12 (m)	20
	Beazer Homes USA, Inc. ,
10	6.50%, 11/15/13 (m)	8
10	6.88%, 07/15/15 (m)	8
10	DR Horton, Inc., 5.63%, 09/15/14 (m)	9
15	Jarden Corp., 7.50%, 05/01/17 (m)	14
25	Sealy Mattress Co., 8.25%, 06/15/14 (m)	24
		107
	Household Products — 0.0% (g)
10	Spectrum Brands, Inc., 7.38%, 02/01/15 (m)	7
	Independent Power Producers & Energy Traders — 0.2%
15	AES Corp. (The), 8.88%, 02/15/11 (m)	15
25	NRG Energy, Inc., 7.38%, 02/01/16 (m)	25
		40
	Insurance — 2.4%
30	Chubb Corp., VAR, 6.38%, 03/29/37 (m)	29
36	Liberty Mutual Group, Inc., 7.50%, 08/15/36 (e) (m)	35
65	Lincoln National Corp., VAR, 7.00%, 05/17/66 (m)	66
50	Nationwide Financial Services, 6.75%, 05/15/37 (m)	44
40	Reinsurance Group of America, Inc., VAR, 6.75%, 12/15/65 (m)	37
100	Swiss RE Capital I LP (United Kingdom), 6.85% to 05/25/16; thereafter variable, 05/29/49 (e) (m)	99
60	Travelers Cos, Inc., VAR, 6.25%, 03/15/37 (m)	57
80	XL Capital Ltd. (Cayman Islands), 6.50% to 04/15/17; thereafter variable, 12/31/49 (m)	71
		438
	Internet & Catalog Retail — 0.1%
20	Brookstone Co., Inc., 12.00%, 10/15/12 (m)	19
	IT Services — 0.2%
35	Iron Mountain, Inc., 7.75%, 01/15/15 (m)	34
	Leisure Equipment & Products — 0.1%
15	Steinway Musical Instruments, Inc., 7.00%, 03/01/14 (e) (m)	14
	Machinery — 0.3%
50	Terex Corp., 7.38%, 01/15/14 (m)	50
	Media — 2.0%
5	Cablevision Systems Corp., 8.00%, 04/15/12 (m)	5
65	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 04/30/12 (e) (m)	64
50	DIRECTV Holdings LLC, 6.38%, 06/15/15 (m)	47
	Echostar DBS Corp.,
5	6.63%, 10/01/14 (m)	5
40	7.13%, 02/01/16 (m)	39
30	RH Donnelley Finance Corp. I, 10.88%, 12/15/12 (e) (m)	32
10	TCI Communications, Inc., 7.88%, 02/15/26 (m)	11
45	Time Warner, Inc., 5.88%, 11/15/16 (m)	44
65	Time Warner Cable, Inc., 6.55%, 05/01/37 (e) (m)	63
30	Videotron Ltee (Canada), 6.88%, 01/15/14 (m)	28
25	WMG Acquisition Corp., 7.38%, 04/15/14 (m)	22
		360
	Multi-Utilities — 0.6%
50	Dominion Resources, Inc., 6.30%, 03/15/33 (m)	49
55	MidAmerican Energy Holdings Co., 6.50%, 09/15/37 (e) (m)	56
		105
	Oil, Gas & Consumable Fuels — 2.8%
25	Canadian Natural Resources Ltd. (Canada), 6.25%, 03/15/38 (m)	24
40	Chesapeake Energy Corp., 7.00%, 08/15/14 (m)	40
25	Denbury Resources, Inc., 7.50%, 04/01/13 (m)	25
34	Gaz Capital S.A. (Luxembourg), 8.63%, 04/28/34 (m)	42
59	Gazprom International S.A. (Luxembourg), 7.20%, 02/01/20 (m)	60
25	Kinder Morgan Energy Partners LP, 6.50%, 02/01/37 (m)	24

SEE NOTES TO FINANCIAL STATEMENTS.

92   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Oil, Gas & Consumable Fuels — Continued
120	Morgan Stanley Bank AG for OAO Gazprom (Russia), 9.63%, 03/01/13 (e) (m)	137
15	Newfield Exploration Co., 6.63%, 04/15/16 (m)	14
30	Nexen, Inc. (Canada), 6.40%, 05/15/37 (m)	29
40	ONEOK Partners LP, 5.90%, 04/01/12 (m)	40
75	Valero Energy Corp., 6.63%, 06/15/37 (m)	75
		510
	Paper & Forest Products — 0.4%
75	Georgia-Pacific Corp., 9.50%, 12/01/11 (m)	80
	Personal Products — 0.1%
10	Del Laboratories, Inc., FRN, 10.36%, 11/01/11 (m)	10
	Real Estate Investment Trusts (REITs) — 0.4%
20	Host Marriott LP REIT, 6.75%, 06/01/16 (m)	20
60	WEA Finance LLC/WCI Finance LLC (Australia), 5.70%, 10/01/16 (e) (m)	58
		78
	Road & Rail — 0.2%
20	Hertz Corp., 8.88%, 01/01/14 (m)	21
25	United Rentals North America, Inc., 6.50%, 02/15/12 (m)	25
		46
	Specialty Retail — 0.2%
40	Home Depot, Inc. 5.88%, 12/16/36 (m)	34
	Thrifts & Mortgage Finance — 5.4%
200	CAM US Finance S.A. Sociedad Unipersonal (Spain), FRN, 5.51%, 02/01/10 (e) (m)	200
105	Countrywide Financial Corp., 5.80%, 06/07/12 (m)	99
	Residential Capital LLC,
150	FRN, 5.86%, 06/09/08 (m)	128
300	FRN, 7.60%, 05/22/09 (m)	237
	Washington Mutual, Inc.,
50	FRN, 5.64%, 08/24/09 (m)	49
100	Washington Mutual Preferred Funding Delaware, 6.53% to 03/15/11; thereafter variable, 03/29/49 (e) (m)	93
	Washington Mutual Preferred Funding II,
100	6.67% to 12/15/16; thereafter variable, 12/31/49 (e) (m)	87
100	6.90% to 06/15/12; thereafter variable, 06/29/49 (e) (m)	94
		987
	Wireless Telecommunication Services — 1.2%
100	America Movil S.A.B. de C.V. (Mexico), FRN, 5.46%, 06/27/08 (e) (m)	100
15	Intelsat Bermuda Ltd. (Bermuda), 9.25%, 06/15/16 (m)	16
100	Sprint Nextel Corp., 6.00%, 12/01/16 (m)	97
		213
	Total Corporate Bonds (Cost $8,257)	8,015
	Foreign Government Securities — 15.5%
	Argentina — 2.9%
	Republic of Argentina
340	7.00%, 10/03/15 (m)	272
ARS 700	11.31%, 01/20/10 (m)	210
200	VAR, 0.00%, 03/25/10 (m)	60
		542
	Barbados — 0.1%
$15	Barbados Government International Bond 7.25%, 12/15/21 (m)	17
	Brazil — 1.0%
110	Federal Repubic of Brazil, 12.25%, 03/06/30 (m)	184
	Colombia — 2.1%
	Republic of Colombia,
65	8.25%, 12/22/14 (m)	72
20	10.38%, 01/28/33 (m)	29
40	10.75%, 01/15/13 (m)	48
COP 456,000	12.00%, 10/22/15 (m)	229
		378
	Dominican Republic — 0.8%
	Government of Dominican Republic,
$101	9.04%, 01/23/18 (e) (m)	111
39	9.50%, 09/27/11 (m)	40
		151
	Egypt — 1.7%
EGP 1,900	Credit Suisse First Boston, Zero Coupon, 05/06/08 (linked to Egypt Treasury Bill, Zero Coupon, 05/06/08) (Egypt) (m)	318
	Indonesia — 0.7%
$119	Government of Indonesia, 7.25%, 04/20/15 (m)	123
	Mexico — 1.3%
	United Mexican States,
40	7.50%, 01/14/12 (m)	43
25	8.00%, 09/24/22 (m)	31

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   93

JPMorgan Strategic Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Mexico — Continued
35	8.30%, 08/15/31 (m)	45
125	FRN, 6.06%, 01/13/09 (m)	125
		244
	Peru — 1.7%
	Government of Peru,
70	6.55%, 03/14/37 (m)	70
PEN 770	6.90%, 08/12/37 (e) (m)	242
		312
	Philippines — 0.3%
$40	Bangko Sentral Pilipinas 8.60%, 06/15/27 (m)	45
	Russia — 1.5%
	Russian Federation,
79	8.25%, 03/31/10 (m)	81
50	11.00%, 07/24/18 (m)	70
75	12.75%, 06/24/28 (m)	132
		283
	Trinidad & Tobago — 0.4%
50	Trinidad & Tobago Government International Bond, 9.75%, 07/01/20 (m)	64
	Venezuela — 1.0%
195	Venezuela Government International Bond, 9.38%, 01/13/34 (m)	193
	Total Foreign Government Securities (Cost $2,925)	2,854
	Mortgage Pass-Through Securities — 58.4%
	Federal Home Loan Mortgage Corp. Gold Pools,
9	6.00%, 05/01/17 (m)	9
30	6.00%, 01/01/35 (m)	30
	Federal Home Loan Mortgage Corp. Various Pools,
15	ARM, 5.42%, 06/01/37 (m)	15
30	ARM, 5.45%, 07/01/37	30
25	ARM, 5.60%, 06/01/37 (m)	24
2,270	TBA, 5.00%, 09/15/37 – 10/15/37	2,158
885	TBA, 5.50%, 09/15/37 – 10/15/37	864
	Federal National Mortgage Association Various Pools,
583	6.00%, 03/01/33 – 01/01/35 (m)	584
256	6.50%, 01/01/35 – 02/01/35 (m)	261
490	7.00%, 04/01/37 (m)	504
850	TBA, 4.50%, 09/25/22	815
1,425	TBA, 5.00%, 09/25/37	1,354
65	TBA, 5.50%, 10/25/37	64
1,765	TBA, 6.00%, 09/25/22 – 10/25/22	1,784
635	TBA, 6.00%, 09/25/37	634
500	TBA, 6.50%, 10/25/37	507
500	TBA, 7.00%, 09/25/36	514
	Government National Mortgage Association Pools,
390	TBA, 6.00%, 10/15/37	391
210	TBA, 6.50%, 09/15/37	214
	Total Mortgage Pass-Through Securities (Cost $10,757)	10,756
	Private Placements — 6.5%
1,143	270 5th Ave., Secured by First Mortgage and Agreement on Co-op Apartment Building in Brooklyn, New York, 6.93%, 08/01/18 (f) (i) (Cost $1,143)	1,200
	U.S. Treasury Obligations — 1.9%
125	U.S. Treasury Bond, 5.50%, 08/15/28 (k) (m)	135
	U.S. Treasury Notes,
40	4.13%, 08/15/10 (k) (m)	40
15	4.50%, 05/15/10 (m)	15
10	4.50%, 11/30/11 (k) (m)	10
10	5.13%, 06/30/08 (k) (m)	10
140	5.13%, 06/30/11 (k) (m)	145
	Total U.S. Treasury Obligations (Cost $338)	355

SHARES
	Warrant — 0.0% (g)
—(h)	Startec Global Communications Corp., expires 05/15/08 (a) (e) (m) (Cost $— (h))	—
	Total Long-Term Investments (Cost $27,629)	27,138

NUMBER OF CONTRACTS
Options Purchased — 4.5%
	Call Options Purchased — 1.5%
12	90 Day Eurodollar Futures expiring 09/17/07 @ $94.50, American Style	2
2	90 Day Eurodollar Futures expiring 09/17/07 @ $94.75, American Style	1
29	90 Day Eurodollar Futures expiring 09/17/07 @ $95.75, American Style	3
5	90 Day Eurodollar Futures expiring 12/17/07 @ $95.00, American Style	1

SEE NOTES TO FINANCIAL STATEMENTS.

94   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

NOTIONAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Call Options Purchased — Continued
	Call Options Purchased on Interest Rate Swaps:
32,258	Expiring 05/30/08. If exercised the Fund receives 3.96% and pays floating 3 month LIBOR expiring 06/03/10, European Style	90
13,610	Expiring 11/02/09. If exercised the Fund receives 4.49% and pays floating 3 month LIBOR expiring 11/04/19, European Style	175
	Total Call Options Purchased	272
	Receiver/Payer Straddle on Interest Rate Swaps — 2.6%
2,164	Expiring 06/09/08. If exercised the Fund receives/pays 5.88% and pays/receives floating 3 month LIBOR expiring 06/11/18, European Style	127
14,140	Expiring 10/02/08. If exercised the Fund receives/pays 4.46% and pays/receives floating 3 month LIBOR expiring 10/06/18, European Style	92
915	Expiring 01/25/27. If exercised the Fund receives/pays 5.47% and pays/receives floating 3 month LIBOR expiring 01/27/37, European Style	57
1,140	Expiring 01/25/27. If exercised the Fund receives/pays 5.47% and pays/receives floating 3 month LIBOR expiring 01/27/37, European Style	70
2,124	Expiring 03/22/27. If exercised the Fund receives/pays 5.38% and pays/receives floating 3 month LIBOR expiring 03/24/37, European Style	132
	Total Receiver/Payer Straddle on Interest Rate Swaps	478

NUMBER OF CONTRACTS
	Put Options Purchased — 0.4%
13	30 Day Fed Funds expiring 11/30/07 @ $94.75, American Style	—	(h)
120	90 Day Eurodollar Futures expiring 09/17/07 @ $94.38, American Style	12

NOTIONAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Put Options Purchased — Continued
	Put Options Purchased on Interest Rate Swaps:
24,336	Expiring 02/28/08. If exercised the Fund pays 4.20% and receives floating 3 month LIBOR expiring 03/03/10, European Style	67
	Total Put Options Purchased	79
	Total Options Purchased (Cost $1,004)	829

SHARES
Short-Term Investments — 6.4%
Investment Company — 6.3%
1,147	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $1,147)	1,147

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligation — 0.1%
20	U.S. Treasury Bill, 4.64%, 11/01/07 (k) (m) (n) (Cost $20)	20
	Total Short-Term Investments (Cost $1,167)	1,167
	Total Investments — 158.2% (Cost $29,800)	29,134
	Liabilities in Excess of Other Assets — (58.2)%	(10,714)
	NET ASSETS — 100.0%	$18,420

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   95

JPMorgan Strategic Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/07	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
4	10 Year Swap Future	September, 2007	$423	$4
6	2 Year U.S. Treasury Notes	December, 2007	1,237	—	(h)
4	5 Year U.S. Treasury Notes	December, 2007	427	—	(h)
20	10 Year U.S. Treasury Notes	December, 2007	2,181	1
1	U.K. Treasury Gilt	December, 2007	216	—	(h)
1	Eurodollar	September, 2008	239	1
	Short Futures Outstanding
(6)	10 Year Swap Future	September, 2007	(635)	(9)
(1)	U.S. Long Bond	December, 2007	(112)	—	(h)
(12)	5 Year U.S. Treasury Notes	December, 2007	(1,280)	(4)
(8)	10 Year U.S. Treasury Notes	December, 2007	(872)	(1)
				$(8)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 8/31/07	NET UNREALIZED APPRECIATION (DEPRECIATION)
300,000	TRY	09/28/07	$228	$229	$1

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 8/31/07	NET UNREALIZED APPRECIATION (DEPRECIATION)
300,000	TRY	09/28/07	$229	$229	$—	(h)

Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$ (750)	FNMA, TBA, 5.00%, 10/25/37	$(713)
(695)	FNMA, TBA, 6.00%, 10/25/36	(694)
(725)	FNMA, TBA, 6.50%, 09/25/37	(736)
	(Proceeds received $2,126)	$(2,143)

SEE NOTES TO FINANCIAL STATEMENTS.

96   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

OPTIONS WRITTEN
Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
10 Year U.S. Treasury Note Futures	$111.00	10/26/07	26	$(10)
10 Year U.S. Treasury Note Futures	111.00	11/20/07	53	(29)
10 Year U.S. Treasury Note Futures	112.00	11/20/07	38	—
30 Day Federal Funds Futures, American Style	95.00	09/28/07	5	(2)
90 Day Eurodollar Futures, American Style	95.00	09/17/07	5	— (h)
90 Day Eurodollar Futures, American Style	96.00	09/17/07	58	— (h)
90 Day Eurodollar Futures, American Style	95.38	12/17/07	5	(2)
(Premiums received of $62)				$(43)

Call Options Written on Interest Rate Swaps ****

COUNTERPARTY	EXERCISE RATE*	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	5.46% semi-annually	05/30/08	06/03/10	$32,258	$(63)
(Premiums received of $55)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
10 Year U.S. Treasury Note Futures	$106.00	11/20/07	31	$(7)
90 Day Eurodollar Futures, American Style	94.50	09/17/07	12	(3)
90 Day Eurodollar Futures, American Style	94.75	09/17/07	3	(2)
(Premiums received of $26)				$(12)

Put Options Written on Interest Rate Swaps****

COUNTERPARTY	EXERCISE RATE**	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	5.99% semi-annually	11/02/09	11/04/19	$13,610	$(263)
Barclays Bank plc	5.20% semi-annually	02/28/08	03/03/10	24,336	(54)
(Premiums received of $307)					$(317)

Receiver/Payer Straddle on Interest Rate Swaps****

NAME OF ISSUER	EXERCISE RATE**	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	5.96% semi-annually	10/02/08	10/06/18	$12,124	$(111)
Barclays Bank plc	6.02% semi-annually	07/28/14	07/30/24	428	(38)
Lehman Brothers Special Financing	5.36% semi-annually	03/15/12	03/19/42	973	(149)
(Premiums received of $340)					$(298)

*	The Fund would receive a floating rate based on 3-month USD LIBOR, if exercised.

**	The Fund would pay a floating rate based on 3-month USD LIBOR, if exercised.

***	The Fund would pay or receive a floating rate based on 3-month USD LIBOR, if exercised.

****	European Style

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   97

JPMorgan Strategic Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	5.55% semi-annually	3 month LIBOR quarterly	06/14/12	$920	$(23)
Bank of America	5.89% semi-annually	3 month LIBOR quarterly	11/04/19	7,389	(231)
Barclays Bank plc	4.70% semi-annually	3 month LIBOR quarterly	03/03/10	11,925	6
Barclays Bank plc	4.71% semi-annually	3 month LIBOR quarterly	06/03/10	12,903	8
Barclays Bank plc	5.51% semi-annually	3 month LIBOR quarterly	08/03/17	609	(13)
Barclays Bank plc	3 month LIBOR quarterly	5.37% semi-annually	08/28/17	567	6
Barclays Bank plc	5.72% semi-annually	3 month LIBOR quarterly	10/06/18	817	(24)
Barclays Bank plc	5.87% semi-annually	3 month LIBOR quarterly	10/06/18	5,306	(215)
Barclays Bank plc	5.28% semi-annually	3 month LIBOR quarterly	03/26/32	161	2
Credit Suisse International	3 month LIBOR quarterly	5.50% semi-annually	08/03/17	629	13
Credit Suisse International	3 month LIBOR quarterly	5.28% semi-annually	08/29/17	426	2
Credit Suisse International	5.41% semi-annually	3 month LIBOR quarterly	01/26/32	84	1
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.15% semi-annually	08/14/12	900	7
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.50% semi-annually	08/06/17	262	5
Deutsche Bank AG, New York	5.43% semi-annually	3 month LIBOR quarterly	08/14/17	510	(8)
Deutsche Bank AG, New York	5.42% semi-annually	3 month LIBOR quarterly	01/26/32	106	1
Goldman Sachs Capital Management	5.53% semi-annually	3 month LIBOR quarterly	07/31/17	691	(16)
Union Bank of Switzerland AG	5.23% semi-annually	3 month LIBOR quarterly	06/12/17	125	— (h)
Union Bank of Switzerland AG	5.56% semi-annually	3 month LIBOR quarterly	06/12/17	610	(15)
					$(494)

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank TuranAlem Finance BV, 8.50%, 02/10/15	HSBC Bank, N.A.	Sell	190 BPS quarterly	09/14/07	$220	$— (h)
CDX ..EM.7	Lehman Brothers Special Financing (1)	Buy	125 BPS quarterly	06/20/12	70	1
CDX ..EM.7	Morgan Stanley Capital Services (1)	Buy	125 BPS quarterly	06/20/12	70	1
CDX NA.HY.8	Credit Suisse International (2)	Sell	275 BPS quarterly	06/20/12	500	(23)
CDX NA.HY.8	Lehman Brothers Special Financing (2)	Sell	275 BPS quarterly	06/20/12	500	(24)
CDX NA.IG.8	Goldman Sachs Capital Management (1)	Buy	35 BPS quarterly	06/20/12	1,000	14
Countrywide Financial, 4.00%, 03/22/11	Goldman Sachs Capital Management	Sell	400 BPS quarterly	09/20/08	200	— (h)
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns Credit Products	Buy	341 BPS semi-annually	07/20/17	120	11
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns Credit Products	Buy	397 BPS semi-annually	08/20/17	30	2
Government of Ukraine, 7.65%, 06/11/13	Barclays Bank plc	Sell	156 BPS semi-annually	04/20/12	350	(5)
Government of Ukraine, 7.65%, 06/11/13	Deutsche Bank AG, New York	Sell	158 BPS semi-annually	04/20/12	220	(3)
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	137.75 BPS semi-annually	06/20/12	580	(13)
Hanover Finance S.A., 5.75%, 02/26/24	Morgan Stanley Capital Services	Buy	9.5 BPS quarterly	12/20/11	200	2
Kazkommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	175 BPS semi-annually	08/20/08	300	(4)
Kazkommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Buy	300 BPS semi-annually	08/20/12	60	3
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	278 BPS semi-annually	06/20/12	90	(7)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	344 BPS semi-annually	07/20/12	120	(7)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	355 BPS semi-annually	07/20/12	140	(7)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Bear Stearns Credit Products	Sell	342 BPS semi-annually	07/20/12	80	(4)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Bear Stearns Credit Products	Sell	361 BPS semi-annually	07/20/12	70	(4)

SEE NOTES TO FINANCIAL STATEMENTS.

98   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Morgan Stanley Capital Services	Sell	340 BPS semi-annually	07/20/12	$190	$(12)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	265 BPS semi-annually	05/20/12	75	(6)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	328 BPS semi-annually	07/20/12	50	(3)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	341 BPS semi-annually	07/20/12	190	(12)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	355 BPS semi-annually	07/20/12	130	(7)
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	196 BPS semi-annually	04/20/12	220	(20)
Republic of Argentina, 8.28%, 12/31/33	Citibank, N.A.	Sell	216 BPS semi-annually	06/20/12	470	(43)
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	214 BPS semi-annually	06/20/12	110	(10)
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	202 BPS semi-annually	06/20/12	260	(25)
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	216 BPS semi-annually	06/20/12	120	(11)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products	Buy	258 BPS semi-annually	07/20/12	80	6
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	258 BPS semi-annually	07/20/12	40	3
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	258 BPS semi-annually	07/20/12	50	4
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	263 BPS semi-annually	07/20/12	190	15
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Buy	262 BPS semi-annually	07/20/12	190	15
Republic of Argentina, 8.28%, 12/31/33	Union Bank of Switzerland AG	Buy	262 BPS semi-annually	07/20/12	120	9
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	365 BPS semi-annually	08/20/12	80	(3)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	375 BPS semi-annually	08/20/12	60	(2)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	425 BPS semi-annually	08/20/12	40	(1)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	365 BPS semi-annually	08/20/12	290	(12)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products	Sell	341 BPS semi-annually	07/20/17	120	(15)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products	Sell	407 BPS semi-annually	08/20/17	30	(3)
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	81 BPS semi-annually	04/20/12	220	1
Republic of Brazil, 12.25%, 03/06/30	Citibank, N.A.	Buy	69.5 BPS semi-annually	06/20/12	470	6
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	73.21 BPS semi-annually	06/20/12	110	1
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	65.67 BPS semi-annually	06/20/12	260	4
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	69 BPS semi-annually	06/20/12	120	1
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	96 BPS semi-annually	04/20/12	20	— (h)
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	110	2
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	110	2
Republic of Colombia, 10.38%, 01/28/33	Morgan Stanley Capital Services	Buy	100 BPS semi-annually	04/20/12	50	1
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	82.5 BPS semi-annually	06/20/12	710	16
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	101 BPS quarterly	06/20/12	1,110	(33)
Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	53 BPS semi-annually	08/20/12	130	(2)
Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	68 BPS semi-annually	08/20/12	150	(1)
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	52.67 BPS semi-annually	08/20/12	620	(9)
Republic of Kazakhstan, 11.13%, 05/11/07	Credit Suisse International	Sell	53 BPS semi-annually	08/20/12	210	(3)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	65.5 BPS semi-annually	08/20/12	310	(3)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	71 BPS semi-annually	08/20/12	150	(1)
Republic of Panama, 8.88%, 09/30/27	Lehman Brothers Special Financing	Buy	63 BPS semi-annually	06/20/12	940	18
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	62 BPS semi-annually	06/20/12	940	(17)
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	108.5 BPS semi-annually	05/20/17	130	(4)
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	90 BPS semi-annually	06/20/17	80	(3)
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	103 BPS quarterly	06/20/12	1,110	32
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	145 BPS semi-annually	07/20/12	70	1
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	146 BPS semi-annually	07/20/12	600	12
Republic of Turkey, 11.88%, 01/15/30	Deutsche Bank AG, New York	Buy	239 BPS semi-annually	08/20/12	150	(3)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   99

JPMorgan Strategic Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	194 BPS semi-annually	08/20/12	$120	$— (h)
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	160.42 BPS semi-annually	04/20/12	170	(15)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	160.5 BPS semi-annually	04/20/12	20	(2)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	110	(10)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	110	(10)
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Sell	169 BPS semi-annually	04/20/12	50	(4)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	218 BPS semi-annually	06/20/12	710	(52)
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Buy	203 BPS semi-annually	06/20/12	90	7
Republic of Venezuela, 9.25%, 09/15/27	Bear Stearns Credit Products	Sell	250.4 BPS semi-annually	07/20/12	165	(11)
Republic of Venezuela, 9.25%, 09/15/27	Bear Stearns Credit Products	Buy	266 BPS semi-annually	07/20/12	70	4
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	268 BPS semi-annually	07/20/12	40	(2)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Buy	260 BPS semi-annually	07/20/12	130	8
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Sell	251 BPS semi-annually	07/20/12	235	(15)
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Buy	255 BPS semi-annually	07/20/12	140	8
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Buy	385 BPS semi-annually	08/20/12	40	1
Russian Federation, 7.50%, 03/31/30	Barclays Bank plc	Buy	47.5 BPS semi-annually	04/20/12	350	4
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Buy	49.5 BPS semi-annually	04/20/12	220	3
VTB Capital SA, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS semi-annually	05/20/12	50	(1)
						$(269)

(1)	Premiums paid of $19

(2)	Premiums received of $60

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America (b)	Bank of America Covered Bond, 5.50%, 06/14/12	$100.83	09/06/07	$920	$15
Barclays Bank plc (a)	U.S. Treasury Note, 4.63%, 07/31/12	100.22	09/05/07	1,000	(13)
Union Bank of Switzerland AG (b)	FNMA, 5.38%, 06/12/17	101.86	09/27/07	735	2
					$4

(a)	Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.

(b)	Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

Total Return Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Morgan Stanley Capital Services	TransCredit Bank, 7.30%, 02/26/09	3 month LIBOR + 20 BPS	Total Return on TransCredit Bank, 7.30%, 02/26/09	02/26/09	$200	$3
Morgan Stanley Capital Services	OGK/Rushydro’s 12/13/13	Total Return on OGK/ Rushydro’s 12/13/13	3 month LIBOR + 20 BPS	12/25/10	580	9
						$12

SEE NOTES TO FINANCIAL STATEMENTS.

100   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

JPMorgan Income Funds

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

ABBREVIATIONS:

(a)—	Non-income producing security.

(b)—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(e)—	Security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees.

(g)—	Amount rounds to less than 0.1%.

(h)—	Amount rounds to less than one thousand.

(f)—	Fair Valued Investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued (amounts in thousands)

Fund	Market Value	Percentage
Bond Fund	$14,573	0.6%
Strategic Income Fund	1,200	6.5

(i)—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)—	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)—	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBA’s, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)—	The rate shown is the effective yield at the date of purchase.

(r)—	Rates shown are per annum and payments are as described.

ADR—	American Depositary Receipt

AMBAC—	American Municipal Bond Assurance Corp.

ARM—	Adjustable Rate Mortgage

ARS—	Argentine Peso

AUD—	Australian Dollar

BPS—	Basis Points

BRL—	Brazilian Real

BUBOR—	Budapest Interbank Offered Rate

CAD—	Canadian Dollar

CAD-BA—	Canadian Bank Bill Overnight Rate

CHF—	Swiss Franc

CMBS—	Commercial Mortgage Backed Security

CMO—	Collateralized Mortgage Obligation

COP—	Colombian Peso

EGP—	Egyptian Pound

EUR—	Euro

EURIBOR—	Euro Interbank Offered Rate

FHLMC—	Federal Home Loan Mortgage Corporation

FNMA—	Federal National Mortgage Association

FRN—	Floating Rate Note. The rate shown is the rate in effect as of August 31, 2007.

GBP—	British Pound

GDP—	Gross Domestic Product

GNMA—	Government National Mortgage Association

HB—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

HUF—	Hungarian Forint

IF—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The principal shown is the rate in effect as of August 31, 2007. The rate may be subject to a cap and floor.

IO—	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JIBAR—	Johannesburg Interbank Offered Rate

JPY—	Japanese Yen

LIBOR—	London Interbank Offered Rate

MBIA—	Municipal Bond Insurance Association

MXN—	Mexican Peso

NIM—	Net Interest Margin

NOK—	Norwegian Krone

NZD—	New Zealand Dollar

PEN—	Peruvian Nuevo Sol

PLN—	Polish Zloty

PO—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

RACERS—	Restructured Asset Certificates with Enhanced Returns.

REMICS—	Real Estate Mortgage Investment Conduits

Rev.—	Revenue Bond

SEK—	Swedish Krona

STRIPS—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB—	Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2007.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   101

JPMorgan Income Funds

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

TBA—	To Be Announced

TIPS—	Treasury Inflation Protected Securities

TRAINS—	Targeted Return Index

TFX—	Tokyo Financial Exchange

TRY—	New Turkish Lira

USD—	United States Dollar

UYU—	Uruguayan Peso

VAR—	Variable Rate Note. The interest rate shown is the rate in effect as of August 31, 2007.

WIBOR—	Warsaw Interbank Offered Rate

ZAR—	South African Rand

SEE NOTES TO FINANCIAL STATEMENTS.

102   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

THIS PAGE IS INTENTIONALLY LEFT BLANK

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   103

STATEMENTS OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands, except per share amounts)

	Bond Fund	Emerging Markets Debt Fund	Enhanced Income Fund	Real Return Fund
ASSETS:
Investments in non-affiliates, at value	$3,403,468	$233,113	$185,565	$79,692
Investments in affiliates, at value	61,335	8,749	29,692	1,734
Total investment securities, at value	3,464,803	241,862	215,257	81,426
Cash	—	—	—	1,122
Foreign currency, at value	501	692	2	475
Receivables:
Investment securities sold	4,032,072	1,329	10,268	37,996
Fund shares sold	5,146	1,304	4	45
Interest and dividends	19,799	3,776	813	248
Tax reclaims	161	28	—	—
Variation margin on futures contracts	2,049	—	42	43
Unrealized appreciation on forward foreign currency exchange contracts	32	38	—	56
Outstanding swap contracts, at value	36,953	1,655	68	511
Prepaid expenses and other assets	—	—	—	—	(b)
Total Assets	7,561,516	250,684	226,454	121,922

LIABILITIES:
Payables:
Due to custodian	35,729	51	395	—
Dividends	6,557	777	260	21
Investment securities purchased	4,618,831	3,061	35,839	44,752
Securities sold short, at value	466,863	—	—	4,300
Fund shares redeemed	2,643	124	—	—	(b)
Variation margin on futures contracts	2,681	108	29	—
Unrealized depreciation on forward foreign currency exchange contracts	7	32	—	62
Outstanding options written, at fair value	21,340	—	—	807
Outstanding swap contracts, at value	62,908	4,343	217	1,364
Accrued liabilities:
Investment advisory fees	542	142	17	—
Administration fees	184	21	4	1
Shareholder servicing fees	401	47	—	8
Distribution fees	13	4	—	—	(b)
Custodian and accounting fees	78	22	8	11
Trustees’ and Chief Compliance Officer’s fees	13	1	2	—	(b)
Other	70	68	62	26
Total Liabilities	5,218,860	8,801	36,833	51,352
Net Assets	$2,342,656	$241,883	$189,621	$70,570

SEE NOTES TO FINANCIAL STATEMENTS.

104   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

	Bond Fund	Emerging Markets Debt Fund	Enhanced Income Fund	Real Return Fund
NET ASSETS:
Paid in capital	$2,442,110	$245,982	$202,342	$74,322
Accumulated undistributed (distributions in excess of) net investment income	(2,528)	961	8	25
Accumulated net realized gains (losses)	(35,059)	2,772	(8,891)	(2,212)
Net unrealized appreciation (depreciation)	(61,867)	(7,832)	(3,838)	(1,565)
Total Net Assets	$2,342,656	$241,883	$189,621	$70,570

Net Assets:
Class A	$26,057	$5,982	$—	$522
Class B	3,999	—	—	—
Class C	7,128	3,663	—	56
R Class	—	19,772	—	—
Select Class	1,716,159	212,466	—	63,782
Institutional Class	430,382	—	189,621	6,210
Ultra	158,931	—	—	—
Total	$2,342,656	$241,883	$189,621	$70,570

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	2,880	714	—	56
Class B	445	—	—	—
Class C	789	438	—	6
R Class	—	2,359	—	—
Select Class	191,640	25,344	—	6,838
Institutional Class	48,074	—	19,924	665
Ultra	17,753	—	—	—

Net Asset Value:
Class A — Redemption price per share	$9.05	$8.37	$—	$9.30
Class B — Offering price per share (a)	8.98	—	—	—
Class C — Offering price per share (a)	9.03	8.37	—	9.27
R Class — Offering and redemption price per share	—	8.38	—	—
Select Class — Offering and redemption price per share	8.96	8.38	—	9.33
Institutional Class — Offering and redemption price per share	8.95	—	9.52	9.34
Ultra — Offering and redemption price per share	8.95	—	—	—
Class A maximum sales charge	3.75%	3.75%	—	3.75%
Class A maximum public offering price per share (net asset value per share/100% – maximum sales charge)	$9.40	$8.70	$—	$9.66

Cost of investments	$3,503,793	$247,057	$218,707	$82,259
Cost of foreign currency	510	677	2	467
Proceeds received from short positions	470,323	—	—	4,305
Premiums received from options written	23,509	—	—	852
Premiums paid on swaps	1,936	—	189	29
Premiums received from swaps	1,637	—	—	—

(a)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   105

STATEMENTS OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Short Term Bond Fund	Short Term Bond Fund II	Strategic Income Fund
ASSETS:
Investments in non-affiliates, at value	$2,204,044	$352,451	$27,987
Investments in affiliates, at value	275,364	10,930	1,147
Total investment securities, at value	2,479,408	363,381	29,134
Cash	—	—	—
Foreign currency, at value	1,132	—	26
Receivables:
Investment securities sold	984,288	98,168	20,564
Fund shares sold	3,386	37	78
Interest and dividends	15,172	2,641	184
Variation margin on futures contracts	335	117	19
Unrealized appreciation on forward foreign currency exchange contracts	—	—	1
Outstanding swap contracts, at value	18,145	1,117	298
Due from advisor	—	—	9
Total Assets	3,501,866	465,461	50,313

LIABILITIES:
Payables:
Due to Custodian	3,881	74	78
Dividends	7,522	1,085	39
Investment securities purchased	1,179,078	136,889	27,637
Securities sold short, at value	265,922	3,906	2,143
Fund shares redeemed	426	313	59
Variation margin on futures contracts	316	215	21
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	(b)
Outstanding options written, at fair value	7,964	1,705	733
Outstanding swap contracts, at value	36,112	2,466	1,045
Accrued liabilities:
Investment advisory fees	371	55	—	(b)
Administration fees	87	23	—
Shareholder servicing fees	316	47	3
Distribution fees	2	52	6
Custodian and accounting fees	37	27	35
Trustees’ and Chief Compliance Officer’s fees	11	7	—	(b)
Other	46	174	94
Total Liabilities	1,502,091	147,038	31,893
Net Assets	$1,999,775	$318,423	$18,420

SEE NOTES TO FINANCIAL STATEMENTS.

106   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

	Short Term Bond Fund	Short Term Bond Fund II	Strategic Income Fund
NET ASSETS:
Paid in capital	$2,064,375	$356,985	$41,289
Accumulated undistributed (distributions in excess of) net investment income	(50)	(1)	40
Accumulated net realized gains (losses)	(27,450)	(31,532)	(21,570)
Net unrealized appreciation (depreciation)	(37,100)	(7,029)	(1,339)
Total Net Assets	$1,999,775	$318,423	$18,420

Net Assets:
Class A	$11,163	$26,019	$6,998
Class B	—	—	4,361
Class C	—	—	2,303
Class M	—	153,898	—
Select Class	1,495,105	138,506	1,659
Institutional Class	493,507	—	3,099
Total	$1,999,775	$318,423	$18,420

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	1,198	2,665	803
Class B	—	—	500
Class C	—	—	264
Class M	—	15,759	—
Select Class	160,372	14,155	190
Institutional Class	52,936	—	355

Net Asset Value:
Class A — Redemption price per share	$9.32	$9.76	$8.72
Class B — Offering price per share (a)	—	—	8.72
Class C — Offering price per share (a)	—	—	8.72
Class M — Offering price per share	—	9.77	—
Select Class — Offering and redemption price per share	9.32	9.79	8.72
Institutional Class — Offering and redemption price per share	9.32	—	8.72
Class A maximum sales charge	2.25%	2.25%	3.75%
Class A maximum public offering price per share (net asset value per share/100% – maximum sales charge)	$9.53	$9.98	$9.06
Class M maximum sales charge	—	1.50%	—
Class M maximum public offering price per share (net asset value per share/100% – maximum sales charge)	$—	$9.92	$—
Cost of investments	$2,497,442	$368,959	$29,800
Cost of foreign currency	1,131	—	26
Proceeds received from short positions	263,489	3,889	2,126
Premiums received from options written	8,688	1,846	790
Premiums paid on swaps	2,556	140	19
Premiums received from swaps	2,845	39	60

(a)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   107

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2007 (Unaudited)

(Amounts in thousands)

	Bond Fund	Emerging Markets Debt Fund	Enhanced Income Fund	Real Return Fund
INVESTMENT INCOME:
Interest income	$65,875	$6,869	$5,058	$2,755
Dividend income from affiliates (b)	2,192	224	356	104
Foreign taxes withheld	—	(6)	— (a)	—
Total investment income	68,067	7,087	5,414	2,859

EXPENSES:
Investment advisory fees	3,488	714	239	122
Administration fees	1,158	101	95	35
Distribution fees:
Class A	32	7	—	1
Class B	14	—	—	—
Class C	25	9	—	—	(a)
Shareholder servicing fees:
Class A	32	7	—	1
Class B	5	—	—	—
Class C	8	3	—	—	(a)
R Class	—	4	—	—
Select Class	2,127	224	—	79
Institutional Class	212	—	96	3
Custodian and accounting fees	170	44	18	31
Interest expense	7	—	—	—
Professional fees	132	55	43	79
Trustees’ and Chief Compliance Officers’ fees	19	2	2	1
Printing and mailing costs	122	26	4	1
Registration and filing fees	43	23	6	12
Transfer agent fees	83	42	4	24
Other	9	3	1	2
Total expenses	7,686	1,264	508	391
Less amounts waived	(561)	(13)	(316)	(166)
Less earnings credits	(52)	(1)	(1)	(1)
Less expense reimbursements	—	—	—	—	(a)
Net expenses	7,073	1,250	191	224
Net investment income (loss)	60,994	5,837	5,223	2,635

SEE NOTES TO FINANCIAL STATEMENTS.

108   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

	Bond Fund	Emerging Markets Debt Fund	Enhanced Income Fund	Real Return Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments	$(16,642)	$(668)	$(1,225)	$(10)
Securities sold short	14,117	—	—	213
Written options	(3,465)	—	(4)	79
Futures	(19,916)	1,103	(445)	(474)
Swaps	22,967	186	565	319
Foreign currency transactions	9	164	— (a)	29
Net realized gain (loss)	(2,930)	785	(1,109)	156
Change in net unrealized appreciation (depreciation) of:
Investments	(51,964)	(10,594)	(3,626)	(761)
Securities sold short	7,389	—	—	49
Written options	(5,202)	—	—	(190)
Futures	(2,523)	(64)	35	122
Swaps	(36,891)	(3,038)	(425)	(905)
Foreign currency translations	(57)	(32)	(1)	9
Change in net unrealized appreciation (depreciation)	(89,248)	(13,728)	(4,017)	(1,676)
Net realized/unrealized gains (losses)	(92,178)	(12,943)	(5,126)	(1,520)
Change in net assets resulting from operations	$(31,184)	$(7,106)	$97	$1,115

(a)	Amount rounds to less than $1,000.

(b)	Includes reimbursements of investment advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   109

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

	Short Term Bond Fund	Short Term Bond Fund II	Strategic Income Fund
INVESTMENT INCOME:
Interest income	$45,997	$8,649	$712
Dividend income	257	—	—
Dividend income from affiliates (b)	5,894	300	13
Foreign taxes withheld	—	(3)	—
Total investment income	52,148	8,946	725

EXPENSES:
Investment advisory fees	2,335	426	51
Administration fees	930	170	11
Distribution fees:
Class A	13	35	10
Class B	—	—	19
Class C	—	—	10
Class M	—	292	5
Shareholder servicing fees:
Class A	13	35	10
Class B	—	—	6
Class C	—	—	3
Class M	—	209	3
Select Class	1,719	182	2
Institutional Class	241	—	2
Custodian and accounting fees	93	36	32
Interest expense	1	—	—	(a)
Professional fees	107	85	50
Trustees’ and Chief Compliance Officers’ fees	15	3	—	(a)
Printing and mailing costs	79	30	19
Registration and filing fees	15	1	32
Transfer agent fees	38	31	28
Other	7	50	2
Total expenses	5,606	1,585	295
Less amounts waived	(1,021)	(276)	(64)
Less earnings credits	(39)	(4)	—	(a)
Less expense reimbursements	—	—	(88)
Net expenses	4,546	1,305	143
Net investment income (loss)	47,602	7,641	582

SEE NOTES TO FINANCIAL STATEMENTS.

110   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

	Short Term Bond Fund	Short Term Bond Fund II	Strategic Income Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments	$(5,392)	$(1,700)	$78
Securities sold short	8,781	1,255	114
Written options	(2,759)	214	103
Futures	(9,668)	(482)	(144)
Swaps	7,220	2,945	347
Foreign currency transactions	(201)	—	(2)
Net realized gain (loss)	(2,019)	2,232	496
Change in net unrealized appreciation (depreciation) of:
Investments	(15,373)	(2,182)	(822)
Securities sold short	(2,492)	99	(19)
Written options	(1,547)	(483)	(211)
Futures	938	307	(11)
Swaps	(22,600)	(2,591)	(710)
Foreign currency translations	19	—	(4)
Change in net unrealized appreciation (depreciation)	(41,055)	(4,850)	(1,777)
Net realized/unrealized gains (losses)	(43,074)	(2,618)	(1,281)
Change in net assets resulting from operations	$4,528	$5,023	$(699)

(a)	Amount rounds to less than $1,000.

(b)	Includes reimbursements of investment advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   111

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	Bond Fund			Emerging Markets Debt Fund
	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006 (b) (c)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$60,994	$47,835	$54,198	$5,837	$3,194	$4,266
Net realized gain (loss)	(2,930)	(3,874)	(31,678)	785	3,159	137
Change in net unrealized appreciation (depreciation)	(89,248)	28,712	7,040	(13,728)	2,325	1,186
Change in net assets resulting from operations	(31,184)	72,673	29,560	(7,106)	8,678	5,589

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(653)	(440)	(450)	(129)	(30)	— (d)
From net realized gains	—	—	(198)	—	(3)	—
Class B
From net investment income	(86)	(68)	(97)	—	—	—
From net realized gains	—	—	(68)	—	—	—
Class C
From net investment income	(148)	(90)	(55)	(59)	(16)	— (d)
From net realized gains	—	—	(24)	—	(2)	—
R Class
From net investment income	—	—	—	(441)	(172)	(33)
From net investment income	—	—	—	—	(21)	—
Select Class
From net investment income	(44,697)	(35,814)	(35,004)	(4,551)	(3,055)	(4,005)
From net realized gains	—	—	(5,719)	—	(378)	(6,019)
Institutional Class
From net investment income	(11,327)	(9,118)	(11,743)	—	—	—
From net realized gains	—	—	(6,859)	—	—	—
Ultra
From net investment income	(4,426)	(4,125)	(6,786)	—	—	—
From net realized gains	—	—	(3,926)	—	—	—
Total distributions to shareholders	(61,337)	(49,655)	(70,929)	(5,180)	(3,677)	(10,057)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	385,218	286,861	1,184,150	116,691	12,560	89,788
Voluntary contribution from Advisor	—	—	—	—	—	149

NET ASSETS:
Change in net assets	292,697	309,879	1,142,781	104,405	17,561	85,469
Beginning of period	2,049,959	1,740,080	597,299	137,478	119,917	34,448
End of period	$2,342,656	$2,049,959	$1,740,080	$241,883	$137,478	$119,917
Accumulated undistributed (distributions in excess of) net investment income	$(2,528)	$(2,185)	$961	$961	$304	$96

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Class A and Class C Shares commenced operations on June 30, 2006 for the Emerging Markets Debt Fund.

(c)	R Class Shares commenced operations on May 15, 2006 for the Emerging Markets Debt Fund.

(d)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

112   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

	Enhanced Income Fund			Real Return Fund
	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,223	$4,782	$7,038	$2,635	$384	$2,917
Net realized gain (loss)	(1,109)	(267)	(611)	156	(747)	(1,595)
Change in net unrealized appreciation (depreciation)	(4,017)	147	(213)	(1,676)	1,035	(924)
Change in net assets resulting from operations	97	4,662	6,214	1,115	672	398

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	—	—	—	(25)	(4)	(12)
Class C
From net investment income	—	—	—	(1)	— (b)	(1)
Select Class
From net investment income	—	—	—	(2,425)	(421)	(2,740)
Institutional Class
From net investment income	(5,214)	(4,780)	(6,984)	(240)	(45)	(22)
Total distributions to shareholders	(5,214)	(4,780)	(6,984)	(2,691)	(470)	(2,775)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	11,636	51,982	(31,336)	3,623	7,887	62,811

NET ASSETS:
Change in net assets	6,519	51,864	(32,106)	2,047	8,089	60,434
Beginning of period	183,102	131,238	163,344	68,523	60,434	—
End of period	$189,621	$183,102	$131,238	$70,570	$68,523	$60,434
Accumulated undistributed (distributions in excess of) net investment income	$8	$(1)	$(1)	$25	$81	$23

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   113

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short Term Bond Fund			Short Term Bond Fund II
	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$47,602	$32,784	$33,666	$7,641	$10,472	$31,910
Net realized gain (loss)	(2,019)	(7,569)	(7,631)	2,232	(5,863)	(14,116)
Change in net unrealized appreciation (depreciation)	(41,055)	10,895	(835)	(4,850)	6,622	(649)
Change in net assets resulting from operations	4,528	36,110	25,200	5,023	11,231	17,145
Net equalization credits (debits)	—	—	—	(77)	(294)	(370)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(248)	(203)	(203)	(635)	(641)	(1,562)
Class M
From net investment income	—	—	—	(3,520)	(4,320)	(10,192)
Select Class
From net investment income	(34,373)	(23,067)	(14,040)	(3,453)	(5,787)	(18,630)
Institutional Class
From net investment income	(12,480)	(10,655)	(19,301)	—	—	—
Total distributions to shareholders	(47,101)	(33,925)	(33,544)	(7,608)	(10,748)	(30,384)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	389,050	624,844	400,725	(31,036)	(265,006)	(214,576)

NET ASSETS:
Change in net assets	346,477	627,029	392,381	(33,698)	(264,817)	(228,185)
Beginning of period	1,653,298	1,026,269	633,888	352,121	616,938	845,123
End of period	$1,999,775	$1,653,298	$1,026,269	$318,423	$352,121	$616,938
Accumulated undistributed (distributions in excess of) net investment income	$(50)	$(551)	$1,310	$(1)	$(34)	$190

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

114   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

	Strategic Income Fund
	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$582	$573	$994
Net realized gain (loss)	496	(160)	(447)
Change in net unrealized appreciation (depreciation)	(1,777)	546	156
Change in net assets resulting from operations	(699)	959	703
Net equalization credits (debits)	(9)	(2)	5

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(186)	(185)	(265)
Class B
From net investment income	(111)	(133)	(314)
Class C
From net investment income	(59)	(73)	(136)
Class M
From net investment income	(40)	(77)	(207)
Select Class
From net investment income	(44)	(48)	(113)
Institutional Class
From net investment income	(98)	(101)	(151)
Total distributions to shareholders	(538)	(617)	(1,186)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(4,939)	(783)	3,224

NET ASSETS:
Change in net assets	(6,185)	(443)	2,746
Beginning of period	24,605	25,048	22,302
End of period	$18,420	$24,605	$25,048
Accumulated undistributed (distributions in excess of) net investment income	$40	$(4)	$73

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   115

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Bond Fund			Emerging Markets Debt Fund
	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006 (b) (c)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$13,952	$9,853	$13,249	$7,288	$2,130	$40
Dividends and distributions reinvested	518	365	575	88	8	—	(d)
Cost of shares redeemed	(7,623)	(3,778)	(5,735)	(3,143)	(55)	—
Redemption fees	—	—	—	1	— (d)	—	(d)
Change in net assets from Class A capital transactions	$6,847	$6,440	$8,089	$4,234	$2,083	$40
Class B
Proceeds from shares issued	$1,176	$1,112	$1,245	$—	$—	$—
Dividends and distributions reinvested	61	44	87	—	—	—
Cost of shares redeemed	(653)	(444)	(665)	—	—	—
Change in net assets from Class B capital transactions	$584	$712	$667	$—	$—	$—
Class C
Proceeds from shares issued	$3,128	$2,903	$2,350	$2,683	$1,292	$26
Dividends and distributions reinvested	86	54	67	47	15	—	(d)
Cost of shares redeemed	(962)	(431)	(225)	(197)	(16)	—
Redemption fees	—	—	—	— (d)	— (d)	—	(d)
Change in net assets from Class C capital transactions	$2,252	$2,526	$2,192	$2,533	$1,291	$26
R Class
Proceeds from shares issued	$—	$—	$—	$12,414	$5,842	$2,254
Dividends and distributions reinvested	—	—	—	441	193	33
Cost of shares redeemed	—	—	—	(626)	(130)	—
Redemption fees	—	—	—	2	— (d)	—	(d)
Change in net assets from R Class capital transactions	$—	$—	$—	$12,231	$5,905	$2,287
Select Class
Proceeds from shares issued	$531,913	$450,726	$597,386	$114,757	$31,105	$118,045
Subscriptions in-kind (Note 8)	—	—	744,265	—	—	—
Dividends and distributions reinvested	12,507	3,800	10,560	1,436	1,367	7,995
Cost of shares redeemed	(220,028)	(321,936)	(226,087)	(18,526)	(29,193)	(38,629)
Redemption fees	—	—	—	26	2	24
Change in net assets from Select Class capital transactions	$324,392	$132,590	$1,126,124	$97,693	$3,281	$87,435
Institutional Class
Proceeds from shares issued	$97,441	$241,014	$115,518	$—	$—	$—
Dividends and distributions reinvested	6,336	5,432	12,418	—	—	—
Cost of shares redeemed	(55,622)	(116,742)	(108,417)	—	—	—
Change in net assets from Institutional Class capital transactions	$48,155	$129,704	$19,519	$—	$—	$—
Ultra
Proceeds from shares issued	$6,740	$24,334	$54,168	$—	$—	$—
Dividends and distributions reinvested	2,297	2,196	5,728	—	—	—
Cost of shares redeemed	(6,049)	(11,641)	(32,337)	—	—	—
Change in net assets from Ultra capital transactions	$2,988	$14,889	$27,559	$—	$—	$—
Total change in net assets from capital transactions	$385,218	$286,861	$1,184,150	$116,691	$12,560	$89,788

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Commencement of offering of Class A Shares and Class C Shares was June 30, 2006.

(c)	Commencement of offering of R Class Shares on May 15, 2006.

(d)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

116   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

	Bond Fund			Emerging Markets Debt Fund
	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006 (b) (c)
SHARE TRANSACTIONS:
Class A
Issued	1,495	1,053	1,415	813	247	5
Reinvested	56	39	62	10	1	—	(d)
Redeemed	(827)	(404)	(615)	(356)	(6)	—
Change in Class A Shares	724	688	862	467	242	5
Class B
Issued	127	120	134	—	—	—
Reinvested	7	5	9	—	—	—
Redeemed	(71)	(48)	(71)	—	—	—
Change in Class B Shares	63	77	72	—	—	—
Class C
Issued	336	311	251	302	150	3
Reinvested	9	6	7	6	2	—	(d)
Redeemed	(104)	(46)	(24)	(23)	(2)	—
Change in Class C Shares	241	271	234	285	150	3
R Class
Issued	—	—	—	1,396	686	285
Reinvested	—	—	—	51	22	4
Redeemed	—	—	—	(69)	(16)	—
Change in R Class Shares	—	—	—	1,378	692	289
Select Class
Issued	57,465	48,649	64,971	12,951	3,581	13,930
Subscriptions in-kind (Note 8)	—	—	80,114	—	—	—
Reinvested	1,369	410	1,138	164	158	969
Redeemed	(24,009)	(34,689)	(24,545)	(2,128)	(3,373)	(4,616)
Change in Select Class Shares	34,825	14,370	121,678	10,987	366	10,283
Institutional Class
Issued	10,622	25,948	12,514	—	—	—
Reinvested	693	586	1,339	—	—	—
Redeemed	(6,084)	(12,543)	(11,627)	—	—	—
Change in Institutional Class Shares	5,231	13,991	2,226	—	—	—
Ultra
Issued	732	2,614	5,754	—	—	—
Reinvested	251	237	617	—	—	—
Redeemed	(661)	(1,255)	(3,479)	—	—	—
Change in Ultra Shares	322	1,596	2,892	—	—	—

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Commencement of offering of Class A Shares and Class C Shares was June 30, 2006.

(c)	Commencement of offering of R Class Shares on May 15, 2006.

(d)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   117

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Enhanced Income Fund			Real Return Fund
	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)		Year Ended 8/31/2006 (b)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$—	$—	$179	$67		$691
Dividends and distributions reinvested	—	—	—	17	3		6
Cost of shares redeemed	—	—	—	(287)	(24)		(107)
Change in net assets from Class A capital transactions	$—	$—	$—	$(91)	$46		$590
Class C
Proceeds from shares issued	$—	$—	$—	$44	$3		$24
Dividends and distributions reinvested	—	—	—	1	—	(c)	1
Cost of shares redeemed	—	—	—	(15)	—		— (c)
Change in net assets from Class C capital transactions	$—	$—	$—	$30	$3		$25
Select Class
Proceeds from shares issued	$—	$—	$—	$2,521	$2,300		$60,834
Dividends and distributions reinvested	—	—	—	2,425	421		1,957
Cost of shares redeemed	—	—	—	(1,502)	—		(1,530)
Change in net assets from Select Class capital transactions	$—	$—	$—	$3,444	$2,721		$61,261
Institutional Class
Proceeds from shares issued	$93,764	$73,528	$93,886	$200	$5,110		$928
Dividends and distributions reinvested	3,749	3,669	6,204	40	7		22
Cost of shares redeemed	(85,877)	(25,215)	(131,426)	—	—		(15)
Change in net assets from Institutional Class capital transactions	$11,636	$51,982	$(31,336)	$240	$5,117		$935
Total change in net assets from capital transactions	$11,636	$51,982	$(31,336)	$3,623	$7,887		$62,811

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Commencement of operations was September 1, 2005.

(c)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

118   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

	Enhanced Income Fund			Real Return Fund
	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)		Year Ended 8/31/2006 (b)
SHARE TRANSACTIONS:
Class A
Issued	—	—	—	19	7		72
Reinvested	—	—	—	2	—	(c)	—	(c)
Redeemed	—	—	—	(31)	(2)		(11)
Change in Class A Shares	—	—		(10)	5		61
Class C
Issued	—	—	—	5	—	(c)	3
Reinvested	—	—	—	— (c)	—	(c)	—	(c)
Redeemed	—	—	—	(2)	—		—	(c)
Change in Class C Shares	—	—	—	3	—	(c)	3
Select Class
Issued	—	—	—	268	247		6,135
Reinvested	—	—	—	259	44		207
Redeemed	—	—	—	(161)	—		(161)
Change in Select Class Shares	—	—	—	366	291		6,181
Institutional Class
Issued	9,601	7,523	9,579	22	539		98
Reinvested	387	376	635	4	1		2
Redeemed	(8,836)	(2,575)	(13,408)	—	—		(1)
Change in Institutional Class Shares	1,152	5,324	(3,194)	26	540		99

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Commencement of operations was September 1, 2005.

(c)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   119

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short Term Bond Fund			Short Term Bond Fund II
	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$5,150	$4,315	$3,712	$5,813	$1,081	$4,577
Dividends and distributions reinvested	234	193	197	598	582	1,410
Cost of shares redeemed	(2,490)	(1,831)	(1,428)	(4,822)	(9,574)	(14,049)
Change in net assets from Class A capital transactions	$2,894	$2,677	$2,481	$1,589	$(7,911)	$(8,062)
Class M
Proceeds from shares issued	$—	$—	$—	$— (b)	$—	$388
Dividends and distributions reinvested	—	—	—	— (b)	—	1
Cost of shares redeemed	—	—	—	(20,637)	(33,459)	(157,508)
Change in net assets from Class M capital transactions	$—	$—	$—	$(20,637)	$(33,459)	$(157,119)
Select Class
Proceeds from shares issued	$443,472	$704,823	$560,733	$8,301	$12,169	$103,808
Dividends and distributions reinvested	2,192	1,999	2,346	159	270	728
Cost of shares redeemed	(108,942)	(158,187)	(79,887)	(20,448)	(236,075)	(153,931)
Change in net assets from Select Class capital transactions	$336,722	$548,635	$483,192	$(11,988)	$(223,636)	$(49,395)
Institutional Class
Proceeds from shares issued	$89,243	$240,826	$141,259	$—	$—	$—
Dividends and distributions reinvested	6,808	7,005	13,896	—	—	—
Cost of shares redeemed	(46,617)	(174,299)	(240,103)	—	—	—
Change in net assets from Institutional Class capital transactions	$49,434	$73,532	$(84,948)	$—	$—	$—
Total change in net assets from capital transactions	$389,050	$624,844	$400,725	$(31,036)	$(265,006)	$(214,576)

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

120   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

	Short Term Bond Fund			Short Term Bond Fund II
	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006
SHARE TRANSACTIONS:
Class A
Issued	543	454	389	591	110	464
Reinvested	25	20	21	61	59	143
Redeemed	(264)	(192)	(150)	(491)	(973)	(1,423)
Change in Class A Shares	304	282	260	161	(804)	(816)
Class M
Issued	—	—	—	— (b)	—	39
Reinvested	—	—	—	— (b)	—	— (b)
Redeemed	—	—	—	(2,101)	(3,403)	(15,882)
Change in Class M Shares	—	—	—	(2,101)	(3,403)	(15,843)
Select Class
Issued	46,688	73,963	58,968	845	1,234	10,490
Reinvested	232	210	247	16	28	74
Redeemed	(11,475)	(16,585)	(8,372)	(2,078)	(23,939)	(15,572)
Change in Select Class Shares	35,445	57,588	50,843	(1,217)	(22,677)	(5,008)
Institutional Class
Issued	9,391	25,250	14,788	—	—	—
Reinvested	719	736	1,460	—	—	—
Redeemed	(4,904)	(18,245)	(25,159)	—	—	—
Change in Institutional Class Shares	5,206	7,741	(8,911)	—	—	—

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   121

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Strategic Income Fund
	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,213	$1,526	$4,254
Dividends and distributions reinvested	106	105	156
Cost of shares redeemed	(1,578)	(683)	(1,650)
Redemption fees	—	—	1
Change in net assets from Class A capital transactions	$(259)	$948	$2,761
Class B
Proceeds from shares issued	$306	$315	$909
Dividends and distributions reinvested	69	78	179
Cost of shares redeemed	(1,229)	(971)	(1,660)
Redemption fees	—	—	2
Change in net assets from Class B capital transactions	$(854)	$(578)	$(570)
Class C
Proceeds from shares issued	$378	$428	$1,583
Dividends and distributions reinvested	37	46	89
Cost of shares redeemed	(1,062)	(707)	(970)
Redemption fees	—	—	1
Change in net assets from Class C capital transactions	$(647)	$(233)	$703
Class M
Proceeds from shares issued	$—	$—	$7
Dividends and distributions reinvested	— (b)	—	18
Cost of shares redeemed	(2,948)	(509)	(1,518)
Redemption fees	—	—	1
Change in net assets from Class M capital transactions	$(2,948)	$(509)	$(1,492)
Select Class
Proceeds from shares issued	$241	$191	$984
Dividends and distributions reinvested	37	40	94
Cost of shares redeemed	(147)	(425)	(1,123)
Redemption fees	—	—	— (b)
Change in net assets from Select Class capital transactions	$131	$(194)	$(45)
Institutional Class
Proceeds from shares issued	$866	$106	$2,481
Dividends and distributions reinvested	53	60	144
Cost of shares redeemed	(1,281)	(383)	(759)
Redemption fees	—	—	1
Change in net assets from Institutional Class capital transactions	$(362)	$(217)	$1,867
Total change in net assets from capital transactions	$(4,939)	$(783)	$3,224

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

122   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

	Strategic Income Fund
	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006
SHARE TRANSACTIONS:
Class A
Issued	133	166	469
Reinvested	12	11	17
Redeemed	(176)	(74)	(180)
Change in Class A Shares	(31)	103	306
Class B
Issued	33	34	100
Reinvested	8	9	20
Redeemed	(136)	(106)	(182)
Change in Class B Shares	(95)	(63)	(62)
Class C
Issued	42	47	175
Reinvested	4	5	10
Redeemed	(117)	(77)	(107)
Change in Class C Shares	(71)	(25)	78
Class M
Issued	—	—	1
Reinvested	— (b)	—	2
Redeemed	(324)	(55)	(166)
Change in Class M Shares	(324)	(55)	(163)
Select Class
Issued	26	21	108
Reinvested	4	4	10
Redeemed	(16)	(46)	(124)
Change in Select Class Shares	14	(21)	(6)
Institutional Class
Issued	99	11	271
Reinvested	6	7	16
Redeemed	(148)	(42)	(84)
Change in Institutional Class Shares	(43)	(24)	203

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   123

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

Class A

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions
Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	$9.40	$0.23		$(0.35)	$(0.12)	$(0.23)	$—	$—		$(0.23)
September 1, 2006 through February 28, 2007 (d)	9.29	0.22		0.12	0.34	(0.23)	—	—		(0.23)
Year Ended August 31, 2006	9.85	0.41		(0.28)	0.13	(0.42)	(0.27)	—		(0.69)
Year Ended August 31, 2005	10.05	0.36		0.13	0.49	(0.39)	(0.30)	—		(0.69)
Year Ended August 31, 2004	10.03	0.32		0.32	0.64	(0.32)	(0.30)	—		(0.62)
Year Ended August 31, 2003	10.07	0.40		0.04	0.44	(0.40)	(0.08)	—		(0.48)
November 1, 2001 to August 31, 2002 (e)	10.08	0.31		0.05	0.36	(0.31)	(0.06)	—		(0.37)

Emerging Markets Debt Fund
Six Months Ended August 31, 2007 (Unaudited)	8.73	0.23		(0.39)	(0.16)	(0.20)	—	—		(0.20)
September 1, 2006 through February 28, 2007 (d)	8.39	0.21		0.37	0.58	(0.21)	(0.03)	—		(0.24)
June 30, 2006 (f) through August 31, 2006	7.93	0.08		0.46	0.54	(0.08)	—	—		(0.08)

Real Return Fund
Six Months Ended August 31, 2007 (Unaudited)	9.52	0.34		(0.21)	0.13	(0.35)	—	—		(0.35)
September 1, 2006 through February 28, 2007 (d)	9.51	0.04		0.03	0.07	(0.06)	—	—		(0.06)
Year ended August 31, 2006 (g)	10.00	0.42		(0.46)	(0.04)	(0.45)	—	—		(0.45)

Short Term Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	9.52	0.23		(0.20)	0.03	(0.23)	—	—		(0.23)
September 1, 2006 through February 28, 2007 (d)	9.50	0.22		0.03	0.25	(0.23)	—	—		(0.23)
Year Ended August 31, 2006	9.64	0.42		(0.15)	0.27	(0.41)	—	—		(0.41)
Year Ended August 31, 2005	9.84	0.31		(0.19)	0.12	(0.32)	—	—		(0.32)
Year Ended August 31, 2004	9.85	0.20		(0.01)	0.19	(0.20)	—	—		(0.20)
Year Ended August 31, 2003	10.03	0.24		(0.03)	0.21	(0.25)	(0.14)	—		(0.39)
November 1, 2001 to August 31, 2002 (e)	10.01	0.27		0.05	0.32	(0.26)	(0.04)	—		(0.30)

Short Term Bond Fund II
Six Months Ended August 31, 2007 (Unaudited)	9.84	0.22		(0.08)	0.14	(0.22)	—	—		(0.22)
September 1, 2006 through February 28, 2007 (d)	9.84	0.22	(h)	0.02	0.24	(0.24)	—	—		(0.24)
Year Ended August 31, 2006	10.02	0.45		(0.20)	0.25	(0.43)	—	—		(0.43)
Year Ended August 31, 2005	10.21	0.31		(0.20)	0.11	(0.30)	—	—		(0.30)
Year Ended August 31, 2004	10.23	0.21	(h)	(0.02)	0.19	(0.21)	—	—	(i)	(0.21)
Year Ended August 31, 2003	10.33	0.23	(h)	(0.04)	0.19	(0.24)	(0.05)	—	(i)	(0.29)
November 1, 2001 through August 31, 2002 (e)	10.38	0.25		0.06	0.31	(0.25)	(0.11)	—		(0.36)

Strategic Income Fund
Six Months Ended August 31, 2007 (Unaudited)	9.24	0.24	(h)	(0.53)	(0.29)	(0.23)	—	—		(0.23)
September 1, 2006 through February 28, 2007 (d)	9.11	0.22	(h)	0.15	0.37	(0.24)	—	—		(0.24)
Year Ended August 31, 2006	9.33	0.43	(h)	(0.14)	0.29	(0.51)	—	—		(0.51)
Year Ended August 31, 2005	9.08	0.30		0.33	0.63	(0.38)	—	—		(0.38)
Year Ended August 31, 2004	8.92	0.48	(h)	0.15	0.63	(0.47)	—	—		(0.47)
Year Ended August 31, 2003	8.64	0.40	(h)	0.31	0.71	(0.43)	—	—		(0.43)
November 1, 2001 to August 31, 2002 (e)	8.91	0.55		(0.33)	0.22	(0.47)	(0.02)	—		(0.49)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from August 31 to the last day in February.

(e)	The Fund changed its fiscal year end from October 31 to August 31.

(f)	Commencement of offering of class of shares.

(g)	Commencement of operations was September 1, 2005.

(h)	Calculated based on average shares outstanding.

(i)	Amount rounds to less than $0.01.

(j)	Includes interest expense of 0.01%.

(k)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

SEE NOTES TO FINANCIAL STATEMENTS.

124   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

				Ratios/Supplemental data
					Ratios to average net assets (a)
Redemption fees		Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)

$—		$9.05	(1.26)%	$26,057	0.75%		5.11%	0.95%		379%
—		9.40	3.72%	20,271	0.75		4.89	0.95		357
—		9.29	1.42	13,632	0.75		4.55	0.97		711
—		9.85	5.06	5,963	0.75		3.63	1.31		559
—		10.05	6.61	3,004	0.75		3.19	1.88		571
—		10.03	4.32	2,000	0.75		3.86	1.59		679
—		10.07	3.72	1,000	0.75		3.59	5.64		572

—	(i)	8.37	(1.89)	5,982	1.47		5.70	1.49		44
—	(i)	8.73	6.96	2,154	1.50		5.20	1.59		68
—	(i)	8.39	6.82	41	1.50		6.17	1.71		270

—		9.30	1.40	522	0.90		7.34	1.37		173
—		9.52	0.78	630	0.90		0.85	1.34		154
—		9.51	(0.33)	584	0.90		3.96	1.45		223

—		9.32	0.25	11,163	0.75		4.84	0.89		217
—		9.52	2.64	8,510	0.75		4.77	0.89		143
—		9.50	2.93	5,819	0.75		4.49	0.91		540
—		9.64	1.29	3,393	0.75		3.20	1.21		194
—		9.84	1.92	3,000	0.75		2.00	1.17		261
—		9.85	2.08	9,000	0.75		2.39	1.10		386
—		10.03	3.18	10,000	0.75		3.01	1.00		215

—		9.76	1.48	26,019	0.75		4.50	0.99		208
—		9.84	2.42	24,652	0.75		4.53	0.98		246
—		9.84	2.56	32,557	0.75		4.46	0.95		479
—		10.02	1.09	41,311	0.75		2.94	1.00		201
—		10.21	1.85	55,000	0.75		2.03	1.10		253
—		10.23	1.88	44,000	0.75		2.31	0.96		319
—		10.33	3.06	70,000	0.75		2.66	1.00		192

—		8.72	(3.24)	6,998	1.15		5.27	2.46		322
—		9.24	4.05	7,705	1.15		4.78	3.74		223
—	(i)	9.11	3.24	6,660	1.15		4.67	3.77		299
—		9.33	7.04	3,965	1.17		4.29	2.11		461
—		9.08	7.20	802	1.27	(j)	5.31	4.23		152
—		8.92	8.33	300	1.25		4.45	7.26		248
—		8.64	2.54	70	1.25		6.20	35.90	(k)	178

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   125

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class B

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions
Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	$9.34	$0.20		$(0.36)	$(0.16)	$(0.20)	$—	$—		$(0.20)
September 1, 2006 through February 28, 2007 (d)	9.23	0.19		0.12	0.31	(0.20)	—	—		(0.20)
Year Ended August 31, 2006	9.78	0.36		(0.28)	0.08	(0.36)	(0.27)	—		(0.63)
Year Ended August 31, 2005	9.97	0.29		0.12	0.41	(0.30)	(0.30)	—		(0.60)
Year Ended August 31, 2004	9.95	0.25		0.32	0.57	(0.25)	(0.30)	—	(h)	(0.55)
Year Ended August 31, 2003	10.05	0.33		(0.03)	0.30	(0.32)	(0.08)	—		(0.40)
November 1, 2001 to August 31, 2002 (e)	10.08	0.24		0.03	0.27	(0.24)	(0.06)	—		(0.30)

Strategic Income Fund
Six Months Ended August 31, 2007 (Unaudited)	9.24	0.22	(g)	(0.54)	(0.32)	(0.20)	—	—		(0.20)
September 1, 2006 through February 28, 2007 (d)	9.11	0.20	(g)	0.14	0.34	(0.21)	—	—		(0.21)
Year Ended August 31, 2006	9.32	0.39	(g)	(0.14)	0.25	(0.46)	—	—		(0.46)
February 18, 2005 (f) to August 31, 2005	9.26	0.19		0.06	0.25	(0.19)	—	—		(0.19)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from August 31 to the last day in February.

(e)	The Fund changed its fiscal year end from October 31 to August 31.

(f)	Commencement of offering of class of shares.

(g)	Calculated based upon average shares outstanding.

(h)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

126   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

				Ratios/Supplemental data
					Ratios to average net assets (a)
Redemption fees		Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$—		$8.98	(1.70)%	$3,999	1.40%	4.45%	1.45%	379%
—		9.34	3.42	3,564	1.40	4.23	1.45	357
—		9.23	0.90	2,814	1.40	3.99	1.47	711
—		9.78	4.23	2,283	1.44	2.93	1.90	559
—		9.97	5.89	1,972	1.50	2.48	2.36	571
—		9.95	2.94	2,000	1.50	3.19	2.14	679
—		10.05	2.83	1,000	1.50	2.80	6.02	572

—		8.72	(3.51)	4,361	1.65	4.73	2.97	322
—		9.24	3.79	5,498	1.65	4.28	4.23	223
—	(h)	9.11	2.80	5,996	1.65	4.21	4.08	299
—		9.32	2.77	6,715	1.65	3.91	2.43	461

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   127

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class C

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	$9.39	$0.21		$(0.36)	$(0.15)	$(0.21)	$—	$(0.21)
September 1, 2006 through February 28, 2007 (d)	9.27	0.19		0.13	0.32	(0.20)	—	(0.20)
Year Ended August 31, 2006	9.83	0.32		(0.25)	0.07	(0.36)	(0.27)	(0.63)
Year Ended August 31, 2005	10.03	0.28		0.12	0.40	(0.30)	(0.30)	(0.60)
Year Ended August 31, 2004	10.01	0.24		0.33	0.57	(0.25)	(0.30)	(0.55)
March 31, 2003 (e) through August 31, 2003	10.22	0.14		(0.21)	(0.07)	(0.14)	—	(0.14)

Emerging Markets Debt Fund
Six Months Ended August 31, 2007 (Unaudited)	8.73	0.19		(0.37)	(0.18)	(0.18)	—	(0.18)
September 1, 2006 through February 28, 2007 (d)	8.39	0.20		0.36	0.56	(0.19)	(0.03)	(0.22)
June 30, 2006 (e) through August 31, 2006	7.93	0.07		0.47	0.54	(0.08)	—	(0.08)

Real Return Fund
Six Months Ended August 31, 2007 (Unaudited)	9.49	0.33		(0.22)	0.11	(0.33)	—	(0.33)
September 1, 2006 through February 28, 2007 (d)	9.50	0.02		0.02	0.04	(0.05)	—	(0.05)
Year ended August 31, 2006 (f)	10.00	0.41		(0.50)	(0.09)	(0.41)	—	(0.41)

Strategic Income Fund
Six Months Ended August 31, 2007 (Unaudited)	9.24	0.22	(g)	(0.54)	(0.32)	(0.20)	—	(0.20)
September 1, 2006 through February 28, 2007 (d)	9.12	0.20	(g)	0.13	0.33	(0.21)	—	(0.21)
Year Ended August 31, 2006	9.33	0.38	(g)	(0.13)	0.25	(0.46)	—	(0.46)
February 18, 2005 (e) through August 31, 2005	9.26	0.19		0.07	0.26	(0.19)	—	(0.19)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from August 31 to the last day in February.

(e)	Commencement of offering of class of shares.

(f)	Commencement of operations was September 1, 2005.

(g)	Calculated based on average shares outstanding.

(h)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

128   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

				Ratios/Supplemental data
					Ratios to average net assets (a)
Redemption fees		Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$—		$9.03	(1.68)%	$7,128	1.40%	4.46%	1.45%	379%
—		9.39	3.53	5,146	1.40	4.26	1.45	357
—		9.27	0.87	2,574	1.39	3.90	1.46	711
—		9.83	4.13	425	1.42	2.96	1.82	559
—		10.03	5.84	211	1.50	2.45	2.36	571
—		10.01	(0.69)	200	1.50	3.02	1.78	679

—	(h)	8.37	(2.09)	3,663	1.97	5.13	1.98	44
—	(h)	8.73	6.73	1,332	2.00	4.66	2.09	68
—	(h)	8.39	6.77	27	2.00	5.87	2.20	270

—		9.27	1.20	56	1.40	6.69	1.88	173
—		9.49	0.48	27	1.40	0.41	1.85	154
—		9.50	(0.80)	24	1.40	4.58	1.95	223

—		8.72	(3.51)	2,303	1.65	4.72	2.98	322
—		9.24	3.67	3,096	1.65	4.28	4.22	223
—	(h)	9.12	2.82	3,285	1.65	4.20	4.16	299
—		9.33	2.88	2,631	1.65	3.91	2.42	461

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   129

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class M

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions
Short Term Bond Fund II
Six Months Ended August 31, 2007 (Unaudited)	$9.85	$0.21		$(0.08)	$0.13	$(0.21)	$—	$—		$(0.21)
September 1, 2006 through February 28, 2007 (d)	9.84	0.21	(f)	0.02	0.23	(0.22)	—	—		(0.22)
Year Ended August 31, 2006	10.02	0.41		(0.19)	0.22	(0.40)	—	—		(0.40)
Year Ended August 31, 2005	10.21	0.28		(0.20)	0.08	(0.27)	—	—		(0.27)
Year Ended August 31, 2004	10.23	0.18	(f)	(0.02)	0.16	(0.18)	—	—	(g)	(0.18)
Year Ended August 31, 2003	10.33	0.21	(f)	(0.04)	0.17	(0.22)	(0.05)	—	(g)	(0.27)
November 1, 2001 through August 31, 2002 (e)	10.37	0.23		0.06	0.29	(0.22)	(0.11)	—		(0.33)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from August 31 to the last day in February.

(e)	The Fund changed its fiscal year end from October 31 to August 31.

(f)	Calculated based on average shares outstanding.

(g)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

130   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$9.77	1.35%	$153,898	1.00%	4.25%	1.09%	208%
9.85	2.39	175,836	1.00	4.29	1.08	246
9.84	2.30	209,284	1.00	4.19	1.05	479
10.02	0.83	371,756	1.00	2.67	1.03	201
10.21	1.58	643,278	1.00	1.75	1.04	253
10.23	1.64	1,168,000	1.00	2.07	1.04	319
10.33	2.92	1,127,000	1.00	2.41	1.03	192

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   131

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

R Class

					Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Emerging Markets Debt Fund
Six Months Ended August 31, 2007 (Unaudited)	$8.73	$0.25	$(0.38)	$(0.13)	$(0.22)	$—	$(0.22)
September 1, 2006 through February 28, 2007 (d)	8.39	0.24	0.36	0.60	(0.23)	(0.03)	(0.26)
May 15, 2006 (e) through August 31, 2006	8.07	0.14	0.33	0.47	(0.15)	—	(0.15)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from August 31 to the last day in February.

(e)	Commencement of offering of class of shares.

(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

132   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

			Ratios/Supplemental data
				Ratios to average net assets (a)
Redemption fees	Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
—(f)	$8.38	(1.56)%	$19,772	1.03%	5.94%	1.04%	44%
—(f)	8.73	7.15	8,571	1.05	5.42	1.14	68
—(f)	8.39	5.88	2,426	1.05	7.23	1.23	270

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   133

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Select Class

					Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	$9.31	$0.24	$(0.35)	$(0.11)	$(0.24)	$—	$(0.24)
September 1, 2006 through February 28, 2007 (d)	9.20	0.23	0.12	0.35	(0.24)	—	(0.24)
Year Ended August 31, 2006	9.76	0.42	(0.28)	0.14	(0.43)	(0.27)	(0.70)
Year Ended August 31, 2005	9.97	0.36	0.13	0.49	(0.40)	(0.30)	(0.70)
Year Ended August 31, 2004	9.94	0.33	0.33	0.66	(0.33)	(0.30)	(0.63)
Year Ended August 31, 2003	10.04	0.40	(0.01)	0.39	(0.41)	(0.08)	(0.49)
November 1, 2001 through August 31, 2002 (e)	10.08	0.32	0.02	0.34	(0.32)	(0.06)	(0.38)

Emerging Markets Debt Fund
Six Months Ended August 31, 2007 (Unaudited)	8.74	0.23	(0.38)	(0.15)	(0.21)	—	(0.21)
September 1, 2006 through February 28, 2007 (d)	8.39	0.21	0.39	0.60	(0.22)	(0.03)	(0.25)
Year Ended August 31, 2006	9.29	0.45	0.42	0.87	(0.46)	(1.35)	(1.81)
Year Ended August 31, 2005	9.58	0.61	1.08	1.69	(0.67)	(1.31)	(1.98)
Year Ended August 31, 2004	9.02	0.67	0.60	1.27	(0.71)	—	(0.71)
Year Ended August 31, 2003	7.53	0.68	1.53	2.21	(0.72)	—	(0.72)
August 1, 2002 through August 31, 2002 (f)	7.05	0.05	0.49	0.54	(0.06)	—	(0.06)
Year Ended July 31, 2002	7.82	0.77	(0.77)	—	(0.77)	—	(0.77)

Real Return Fund
Six Months Ended August 31, 2007 (Unaudited)	9.54	0.35	(0.20)	0.15	(0.36)	—	(0.36)
September 1, 2006 through February 28, 2007 (d)	9.53	0.06	0.02	0.08	(0.07)	—	(0.07)
Year ended August 31, 2006 (g)	10.00	0.48	(0.49)	(0.01)	(0.46)	—	(0.46)

Short Term Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	9.53	0.24	(0.22)	0.02	(0.23)	—	(0.23)
September 1, 2006 through February 28, 2007 (d)	9.51	0.23	0.03	0.26	(0.24)	—	(0.24)
Year Ended August 31, 2006	9.64	0.44	(0.14)	0.30	(0.43)	—	(0.43)
Year Ended August 31, 2005	9.84	0.32	(0.17)	0.15	(0.35)	—	(0.35)
Year Ended August 31, 2004	9.86	0.22	(0.02)	0.20	(0.22)	—	(0.22)
Year Ended August 31, 2003	10.04	0.26	(0.03)	0.23	(0.27)	(0.14)	(0.41)
November 1, 2001 to August 31, 2002 (e)	10.03	0.28	0.04	0.32	(0.27)	(0.04)	(0.31)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from August 31 to the last day in February.

(e)	The Fund changed its fiscal year end from October 31 to August 31.

(f)	The Fund changed its fiscal year end from July 31 to August 31.

(g)	Commencement of operations was September 1, 2005.

(h)	Voluntary contribution from Advisor. The total return without the voluntary contribution would have been 10.46%.

(i)	Amount rounds to less than $0.01.

(j)	Includes interest expense of 0.01%.

(k)	Percentages prior to September 10, 2001 reflect the portfolio turnover of The Emerging Markets Debt Portfolio, in which the Fund invested all of its investable assets.

SEE NOTES TO FINANCIAL STATEMENTS.

134   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

					Ratios/Supplemental data
						Ratios to average net assets (a)
Contribution from affiliate	Redemption fees		Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$—	$—		$8.96	(1.22)%	$1,716,159	0.65%		5.20%	0.70%	379%
—	—		9.31	3.81	1,459,959	0.65		4.97	0.70	357
—	—		9.20	1.55	1,310,157	0.65		4.69	0.71	711
—	—		9.76	5.12	202,659	0.66		3.72	0.74	559
—	—		9.97	6.88	188,775	0.66		3.33	0.78	571
—	—		9.94	3.82	308,000	0.66		3.97	0.76	679
—	—		10.04	3.57	312,000	0.66		3.95	0.74	572

—	—	(i)	8.38	(1.76)	212,466	1.23		5.71	1.24	44
—	—	(i)	8.74	7.17	125,421	1.25		4.98	1.35	68
0.04(h)	—	(i)	8.39	10.99 (h)	117,423	1.26	(j)	5.77	1.42	270
—	—	(i)	9.29	19.87	34,448	1.25		6.56	1.72	337
—	—		9.58	14.56	36,145	1.26	(j)	7.01	1.65	166
—	—		9.02	30.49	60,000	1.25		8.11	1.52	157
—	—		7.53	7.69	41,000	1.25		9.86	1.30	12
—	—		7.05	(0.67)	35,000	1.25		9.59	1.54	110	(k)

—	—		9.33	1.63	63,782	0.65		7.51	1.13	173
—	—		9.54	0.83	61,757	0.65		1.18	1.09	154
—	—		9.53	0.01	58,882	0.65		5.20	1.21	223

—	—		9.32	0.24	1,495,105	0.55		5.03	0.64	217
—	—		9.53	2.72	1,190,100	0.55		4.96	0.64	143
—	—		9.51	3.22	640,217	0.55		4.73	0.65	540
—	—		9.64	1.52	159,035	0.56		3.48	0.68	194
—	—		9.84	1.99	94,681	0.58		2.22	0.73	261
—	—		9.86	2.28	122,000	0.56		2.59	0.71	386
—	—		10.04	3.21	122,000	0.57		3.22	0.72	215

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   135

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Select Class (continued)

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions
Short Term Bond Fund II
Six Months Ended August 31, 2007 (Unaudited)	$9.86	$0.24		$(0.07)	$0.17	$(0.24)	$—	$—		$(0.24)
September 1, 2006 through February 28, 2007 (d)	9.86	0.23	(f)	0.02	0.25	(0.25)	—	—		(0.25)
Year Ended August 31, 2006	10.03	0.47		(0.19)	0.28	(0.45)	—	—		(0.45)
Year Ended August 31, 2005	10.22	0.32		(0.18)	0.14	(0.33)	—	—		(0.33)
Year Ended August 31, 2004	10.25	0.23	(f)	(0.03)	0.20	(0.23)	—	—	(g)	(0.23)
Year Ended August 31, 2003	10.35	0.27	(f)	(0.05)	0.22	(0.27)	(0.05)	—	(g)	(0.32)
November 1, 2001 to August 31, 2002 (e)	10.40	0.26		0.07	0.33	(0.27)	(0.11)	—		(0.38)

Strategic Income Fund
Six Months Ended August 31, 2007 (Unaudited)	9.24	0.25	(f)	(0.53)	(0.28)	(0.24)	—	—		(0.24)
September 1, 2006 through February 28, 2007 (d)	9.12	0.23	(f)	0.14	0.37	(0.25)	—	—		(0.25)
Year Ended August 31, 2006	9.33	0.45	(f)	(0.13)	0.32	(0.53)	—	—		(0.53)
Year Ended August 31, 2005	9.08	0.46		0.19	0.65	(0.40)	—	—		(0.40)
Year Ended August 31, 2004	8.92	0.49	(f)	0.16	0.65	(0.49)	—	—		(0.49)
Year Ended August 31, 2003	8.65	0.45	(f)	0.27	0.72	(0.45)	—	—		(0.45)
November 1, 2001 through August 31, 2002 (e)	8.95	0.45		(0.31)	0.14	(0.42)	—	(0.02)		(0.44)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from August 31 to the last day in February.

(e)	The Fund changed its fiscal year end from October 31 to August 31.

(f)	Calculated based upon average shares outstanding.

(g)	Amount rounds to less than $0.01.

(h)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

136   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

			Ratios/Supplemental data
				Ratios to average net assets (a)
Redemption fees	Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$—	$9.79	1.71%	$138,506	0.50%		4.75%	0.74%	208%
—	9.86	2.54	151,633	0.50		4.75	0.72	246
—	9.86	2.91	375,097	0.50		4.71	0.70	479
—	10.03	1.35	432,056	0.50		3.21	0.68	201
—	10.22	2.01	492,178	0.50		2.26	0.70	253
—	10.25	2.15	342,000	0.50		2.58	0.70	319
—	10.35	3.30	144,000	0.50		2.91	0.70	192

—	8.72	(3.12)	1,659	0.90		5.52	2.21	322
—	9.24	4.07	1,627	0.90		5.03	3.46	223
—(g)	9.12	3.58	1,796	0.90		4.94	3.32	299
—	9.33	7.30	1,892	0.95		4.30	1.86	461
—	9.08	7.48	2,364	1.01	(h)	5.44	1.95	152
—	8.92	8.48	3,000	1.00		5.10	1.48	248
—	8.65	1.61	5,000	1.00		6.08	1.48	178

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   137

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Institutional Class

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions
Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	$9.31	$0.25		$(0.36)	$(0.11)	$(0.25)	$—	$—	$(0.25)
September 1, 2006 through February 28, 2007 (d)	9.19	0.22		0.14	0.36	(0.24)	—	—	(0.24)
Year Ended August 31, 2006	9.75	0.46		(0.31)	0.15	(0.44)	(0.27)	—	(0.71)
Year Ended August 31, 2005	9.96	0.38		0.13	0.51	(0.42)	(0.30)	—	(0.72)
Year Ended August 31, 2004	9.94	0.35		0.32	0.67	(0.35)	(0.30)	—	(0.65)
Year Ended August 31, 2003	10.04	0.42		(0.02)	0.40	(0.42)	(0.08)	—	(0.50)
November 1, 2001 through August 31, 2002 (e)	10.08	0.34		0.02	0.36	(0.34)	(0.06)	—	(0.40)

Enhanced Income Fund
Six Months Ended August 31, 2007 (Unaudited)	9.75	0.27		(0.23)	0.04	(0.27)	—	—	(0.27)
September 1, 2006 through February 28, 2007 (d)	9.76	0.27		(0.01)	0.26	(0.27)	—	—	(0.27)
Year Ended August 31, 2006	9.82	0.50		(0.06)	0.44	(0.50)	—	—	(0.50)
Year Ended August 31, 2005	9.84	0.28		(0.02)	0.26	(0.28)	—	—	(0.28)
Year Ended August 31, 2004	9.86	0.14		(0.02)	0.12	(0.14)	—	—	(0.14)
Year Ended August 31, 2003	9.98	0.23		(0.12)	0.11	(0.23)	—	—	(0.23)
November 30, 2001 (f) through August 31, 2002	10.00	0.18		(0.02)	0.16	(0.18)	—	—	(0.18)

Real Return Fund
Six Months Ended August 31, 2007 (Unaudited)	9.55	0.36		(0.20)	0.16	(0.37)	—	—	(0.37)
September 1, 2006 through February 28, 2007 (d)	9.53	0.06		0.03	0.09	(0.07)	—	—	(0.07)
Year ended August 31, 2006 (g)	10.00	0.49		(0.49)	—	(0.47)	—	—	(0.47)

Short Term Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	9.53	0.25		(0.21)	0.04	(0.25)	—	—	(0.25)
September 1, 2006 through February 28, 2007 (d)	9.51	0.24		0.03	0.27	(0.25)	—	—	(0.25)
Year Ended August 31, 2006	9.64	0.48		(0.15)	0.33	(0.46)	—	—	(0.46)
Year Ended August 31, 2005	9.85	0.36		(0.19)	0.17	(0.38)	—	—	(0.38)
Year Ended August 31, 2004	9.86	0.25		(0.02)	0.23	(0.24)	—	—	(0.24)
Year Ended August 31, 2003	10.05	0.28		(0.04)	0.24	(0.29)	(0.14)	—	(0.43)
November 1, 2001 through August 31, 2002 (e)	10.03	0.29		0.06	0.35	(0.29)	(0.04)	—	(0.33)

Strategic Income Fund
Six Months Ended August 31, 2007 (Unaudited)	9.25	0.26	(h)	(0.54)	(0.28)	(0.25)	—	—	(0.25)
September 1, 2006 through February 28, 2007 (d)	9.12	0.24	(h)	0.15	0.39	(0.26)	—	—	(0.26)
Year Ended August 31, 2006	9.33	0.48	(h)	(0.14)	0.34	(0.55)	—	—	(0.55)
Year Ended August 31, 2005	9.08	(0.12)		0.80	0.68	(0.43)	—	—	(0.43)
Year Ended August 31, 2004	8.92	0.51	(h)	0.17	0.68	(0.52)	—	—	(0.52)
Year Ended August 31, 2003	8.65	0.48	(h)	0.27	0.75	(0.48)	—	—	(0.48)
November 1, 2001 through August 31, 2002 (e)	8.95	0.47		(0.30)	0.17	(0.45)	—	(0.02)	(0.47)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from August 31 to the last day in February.

(e)	The Fund changed its fiscal year end from October 31 to August 31.

(f)	Commencement of operations of class of shares.

(g)	Commencement of operations was September 1, 2005.

(h)	Calculated based upon average shares outstanding.

(i)	Amount rounds to less than $0.01.

(j)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

138   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

			Ratios/Supplemental data
				Ratios to average net assets (a)
Redemption fees	Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$—	$8.95	(1.25)%	$430,382	0.49%		5.37%	0.55%	379%
—	9.31	3.99	398,771	0.49		5.15	0.55	357
—	9.19	1.70	265,279	0.49		4.91	0.58	711
—	9.75	5.33	259,697	0.49		3.85	0.59	559
—	9.96	6.96	318,100	0.49		3.51	0.62	571
—	9.94	3.99	478,000	0.49		4.10	0.60	679
—	10.04	3.71	747,000	0.49		4.14	0.58	572

—	9.52	0.37	189,621	0.20		5.46	0.53	109
—	9.75	2.66	183,102	0.20		5.53	0.55	44
—	9.76	4.61	131,238	0.20		5.04	0.57	264
—	9.82	2.69	163,344	0.20		2.66	0.56	128
—	9.84	1.28	293,752	0.20		1.47	0.56	156
—	9.86	1.14	354,000	0.20		2.33	0.56	328
—	9.98	1.58	300,000	0.20		2.40	0.68	120

—	9.34	1.73	6,210	0.50		7.66	0.98	173
—	9.55	0.96	6,109	0.50		1.22	0.94	154
—	9.53	0.12	944	0.50		7.35	0.98	223

—	9.32	0.37	493,507	0.30		5.28	0.49	217
—	9.53	2.84	454,688	0.30		5.19	0.49	143
—	9.51	3.47	380,233	0.30		4.87	0.51	540
—	9.64	1.75	471,460	0.30		3.60	0.53	194
—	9.85	2.38	641,869	0.30		2.49	0.55	261
—	9.86	2.44	806,000	0.30		2.85	0.55	386
—	10.05	3.55	618,000	0.30		3.53	0.54	215

—	8.72	(3.10)	3,099	0.65		5.76	2.06	322
—	9.25	4.30	3,684	0.65		5.28	3.34	223
—(i)	9.12	3.81	3,851	0.65		5.20	3.20	299
—	9.33	7.63	2,042	0.65		4.45	1.36	461
—	9.08	7.85	40,000	0.66	(j)	5.63	1.22	152
—	8.92	8.86	108,000	0.65		5.42	0.97	248
—	8.65	1.92	135,000	0.65		6.44	0.98	178

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   139

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Ultra

					Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	$9.31	$0.25	$(0.36)	$(0.11)	$(0.25)	$—	$(0.25)
September 1, 2006 through February 28, 2007 (d)	9.20	0.24	0.12	0.36	(0.25)	—	(0.25)
Year Ended August 31, 2006	9.76	0.48	(0.32)	0.16	(0.45)	(0.27)	(0.72)
Year Ended August 31, 2005	9.97	0.32	0.20	0.52	(0.43)	(0.30)	(0.73)
Year Ended August 31, 2004	9.95	0.36	0.32	0.68	(0.36)	(0.30)	(0.66)
Year Ended August 31, 2003	10.05	0.43	(0.02)	0.41	(0.43)	(0.08)	(0.51)
November 1, 2001 through August 31, 2002 (e)	10.09	0.34	0.02	0.36	(0.34)	(0.06)	(0.40)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from August 31 to the last day in February.

(e)	The Fund changed its fiscal year from October 31 to August 31.

SEE NOTES TO FINANCIAL STATEMENTS.

140   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$8.95	(1.20)%	$158,931	0.40%	5.45%	0.45%	379%
9.31	3.95	162,248	0.40	5.23	0.45	357
9.20	1.80	145,624	0.40	5.00	0.48	711
9.76	5.45	126,272	0.40	3.90	0.51	559
9.97	7.05	380,794	0.40	3.59	0.56	571
9.95	4.08	444,000	0.40	4.19	0.55	679
10.05	3.80	609,000	0.40	4.20	0.53	572

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   141

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2007 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) was formed on November 12, 2004 as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004. J.P. Morgan Mutual Fund Group (“MFG”) was organized as a Massachusetts business trust on May 11, 1987. JPM I and MFG (the “Trusts”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 7 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust
Bond Fund	Class A, Class B, Class C, Select Class, Institutional Class and Ultra	JPM I
Emerging Markets Debt	Class A, Class C, R Class and Select Class	JPM I
Enhanced Income Fund	Institutional Class	JPM I
Real Return Fund	Class A, Class C, Select Class and Institutional Class	JPM I
Short Term Bond Fund	Class A, Select Class and Institutional Class	JPM I
Short Term Bond Fund II	Class A, Class M and Select Class	MFG
Strategic Income Fund	Class A, Class B, Class C, Select Class and Institutional Class	JPM I

Class A and Class C Shares of the Emerging Markets Debt Fund commenced operations on June 30, 2006.

R Class Shares of the Emerging Markets Debt Fund commenced operations on May 15, 2006.

Class M Shares of the Strategic Income Fund were liquidated on July 2, 2007.

The Funds have changed their fiscal year end from August 31st to the last day of February.

Class A and Class M Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge. Class B Shares automatically convert to Class A Shares after eight years. No sales charges are assessed with respect to the R Class, Select Class, Institutional Class and Ultra Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to contingent deferred sales charges as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trusts in preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on the NASDAQ Stock Market, Inc. shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Swaps are valued each day by third party broker-dealers or counterparties or by independent or affiliated pricing services approved by the Board of Trustees. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

B.  Restricted and Illiquid Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

142   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

The following is the market value and percentage of net assets of illiquid securities as of August 31, 2007 (amounts in thousands):

	Market Value	Percentage
Bond Fund	$61,367	2.6%
Emerging Markets Debt Fund	5,323	2.2
Enhanced Income Fund	13,210	7.0
Short Term Bond Fund	64,505	3.2
Short Term Bond Fund II	15,122	4.7
Strategic Income Fund	1,782	9.7

C.  Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the advisor’s credit guidelines. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

D.  Futures Contracts — The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the position. Variation margin is recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the Funds realize a gain or loss.

Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade.

As of August 31, 2007, the Funds had outstanding futures contracts as listed on their Schedules of Portfolio Investments.

E.  Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

F.  Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage a Fund’s exposure to foreign currency exchange fluctuations. The Funds may also enter into non-deliverable forwards (obligations to deliver in US dollars the difference between the prevailing market rate for the reference currency and the agreed upon exchange rate.) Some of the Funds may also enter into forward foreign currency exchange contracts to generate gains to the Funds. The values of the forward foreign currency exchange contracts are adjusted daily by reference to the applicable exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contract settlement date. When the forward contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

As of August 31, 2007, the Funds had outstanding forward foreign currency exchange contracts as listed on their Schedules of Portfolio Investments.

G.  Written Options — When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded as an unrealized gain or loss. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Fund realizes a gain or loss contingent on

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   143

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

whether the cost of the closing transaction exceeds the premium received when the option was written. If a call option is exercised, the premium is added to the proceeds from the sale of underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security.

The Funds write options on securities, futures and interest rate swaps (“swaptions”). These options are settled for cash. Call options subject the Funds to unlimited risk of loss. Put options subject the Funds to loss only to the extent of the value of the underlying security. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

As of August 31, 2007, the Funds had written options contracts outstanding as listed on their Schedules of Portfolio Investments and below (amounts in thousands, except number of contracts):

	Bond Fund
	Number of contracts	Premiums Received	Notional Value	Premiums Received
Options outstanding at February 28, 2007	4,197	$753	$5,217,450	$38,405
Options written	20,799	5,669	6,628,473	41,533
Options expired	—	—	—	—
Options exercised or terminated in closing purchase transactions	(16,155)	(3,281)	(8,631,213)	(59,570)
Options outstanding at August 31, 2007	8,841	$3,141	$3,214,710	$20,368

	Real Return Fund
	Number of contracts	Premiums Received	Notional Value	Notional Value	Premiums Received
Options outstanding at February 28, 2007	106,181	$34	$122,819	EUR 1,000	$1,464
Options written	368,270	198	215,769	—	1,345
Options expired	(44)	(2)	—	—	—
Options exercised or terminated in closing purchase transactions	(262,158)	(111)	(230,872)	(1,000)	(2,076)
Options outstanding at August 31, 2007	212,249	$119	$107,716	EUR —	$733

	Short Term Bond Fund
	Number of contracts	Premiums Received	Notional Value	Premiums Received
Options outstanding at February 28, 2007	533	$101	$1,612,870	$13,046
Options written	5,430	1,938	2,641,054	17,178
Options expired	—	—	—	—
Options exercised or terminated in closing purchase transactions	(3,241)	(902)	(2,923,682)	(22,673)
Options outstanding at August 31, 2007	2,722	$1,137	$1,330,242	$7,551

	Short Term Bond Fund II
	Number of contracts	Premiums Received	Notional Value	Premiums Received
Options outstanding at February 28, 2007	164	$32	$319,031	$3,477
Options written	968	327	313,592	2,820
Options expired	—	—	—	—
Options exercised or terminated in closing purchase transactions	(636)	(164)	(416,837)	(4,646)
Options outstanding at August 31, 2007	496	$195	$215,786	$1,651

	Strategic Income Fund
	Number of contracts	Premiums Received	Notional Value	Premiums Received
Options outstanding at February 28, 2007	114	$23	$158,040	$1,495
Options written	545	150	140,315	1,289
Options expired	—	—	—	—
Options exercised or terminated in closing purchase transactions	(423)	(85)	(214,626)	(2,082)
Options outstanding at August 31, 2007	236	$88	$83,729	$702

144   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

H. Swaps — The Funds may engage in various swap transactions, including forward rate agreements, interest rate, currency, fixed income, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

Interest rate swap agreements involve the exchange by the Funds with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty.

Spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and a reference rate.

The Funds may also engage in credit default contracts which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default or bankruptcy). Under the terms of the contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Funds may enter into credit default contracts in which they or their counterparties act as guarantors. By acting as the guarantor of the contract, the Funds assume the market and credit risk of the underlying instrument (the “Referenced Obligation”) including liquidity and loss of value which may exceed the value of the swap contract shown in the Statement of Assets and Liabilities. In the event that the Referenced Obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term.

Premiums paid to or by the Funds are accrued daily and included in realized gain (loss) on swaps in the accompanying Statement of Operations. The contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts.

As of August 31, 2007, the Funds had outstanding swap agreements as listed on their Schedules of Portfolio Investments.

I.  Short Sales — Certain Funds may engage in short sales (selling securities they do not own in anticipation of a decline in the market value of the security) as part of their normal investment activities. These short sales are collateralized by cash deposits and securities. The collateral required is determined daily by reference to the market value of the short positions. The Fund is subject to risk of loss if the applicable counterparty were to fail to perform its obligations under the contractual terms. Interest expense on securities sold short is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the related amount shown in the accompanying Statement of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates.

As of August 31, 2007, the Funds had outstanding short sales as listed on their Schedules of Portfolio Investments.

J. Commitments — The Funds may enter into commitments to buy and sell investments to settle on future dates as part of their normal investment activities. These commitments are reported at market value in the financial statements. Credit risks exist on these commitments to the extent of any difference between the sales price and current market value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

K. Dollar Rolls — Certain Funds may enter into dollar rolls, principally using To Be Announced (“TBA”) securities, in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Funds account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

The Funds had TBA Dollar Rolls outstanding as of August 31, 2007, which are included in Receivable for Investment securities sold and Payable for Investment securities purchased on the Statement of Assets and Liabilities. The Funds reserve assets with a current value at least equal to the amount of their TBA Dollar Rolls.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   145

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

L. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income and expense on securities sold short less foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.

Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their TBA, when-issued or delayed delivery purchase commitments.

M. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

N. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

O. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

P. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

Q. Equalization — Strategic Income Fund and Short Term Bond Fund II use the accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of Fund shares of beneficial interest equivalent, on a per-share basis, to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.

R. Redemption Fees — Generally, shares of the Emerging Markets Debt Fund and, prior to June 16, 2006, shares of the Strategic Income Fund held for less than 60 days are subject to a redemption fee of 2.00%, based on the redeemed share’s market value. Redemption fees are paid directly to the applicable Fund and are credited to paid in capital. Effective June 16, 2006, a redemption fee is no longer being charged on shares of the Strategic Income Fund held for less than 60 days.

S. New Accounting Pronouncements — In July 2006, the Financial Accounting Standards Board (the “FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Based on Management’s analysis, the determination has been made that the adoption of the interpretation did not have an impact to the Funds’ financial statements upon adoption. Management continually reviews the Funds’ tax positions and such conclusions under the Interpretation based on factors, including, but not limited to, ongoing analyses of tax laws, regulations, and interpretations, thereof.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management continues to evaluate the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

3. Fees and Other Transactions with Affiliates

A.  Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Advisor”) acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such

146   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Bond Fund	0.30%
Emerging Markets Debt Fund	0.70
Enhanced Income Fund	0.25
Real Return Fund	0.35
Short Term Bond Fund	0.25
Short Term Bond Fund II	0.25
Strategic Income Fund	0.45

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

The Funds may invest in one or more money market funds advised by the Advisor or its affiliates. Advisory, administration and shareholder servicing fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of these fees related to each Fund’s investment in an affiliated money market fund to the extent required by law or as undertaken by the Advisor or its affiliates.

The amount of these waivers/reimbursements resulting from investments in the money market funds for the six months ended August 31, 2007 are as follows (amounts in thousands):

	Six Months Ended 8/31/07
Bond Fund	$78
Emerging Markets Debt Fund	8
Enhanced Income Fund	13
Real Return Fund	4
Short Term Bond Fund	210
Short Term Bond Fund II	11
Strategic Income Fund	—	(a)

(a)	Amount rounds to less than $1,000.

B.  Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan Fund Complex (excluding funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C.  Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B, Class C and Class M Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class M
Bond Fund	0.25%	0.75%	0.75%	n/a
Emerging Markets Debt Fund	0.25	n/a	0.75	n/a
Real Return Fund	0.25	n/a	0.75	n/a
Short Term Bond Fund	0.25	n/a	n/a	n/a
Short Term Bond Fund II	0.25	n/a	n/a	0.35%
Strategic Income Fund	0.25	0.75	0.75	0.50	*

*	Class M Shares of the Strategic Income Fund were liquidated on July 2, 2007.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   147

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A and Class M Shares and the contingent deferred sales charges (“CDSC”) from redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2007, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge		CDSC
Bond Fund	$16		$10
Emerging Markets Debt Fund	5		—	(a)
Real Return Fund	—	(a)	—
Short Term Bond Fund	1		—
Short Term Bond Fund II	—	(a)	—
Strategic Income Fund	1		5

(a)	Amount rounds to less than $1,000.

The Distributor waived Distribution fees and/or reimbursed expenses as outlined in Note 3.F.

D.  Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class M		R Class	Select Class	Institutional Class
Bond Fund	0.25%	0.25%	0.25%	n/a		n/a	0.25%	0.10%
Emerging Markets Debt Fund	0.25	n/a	0.25	n/a		0.05%	0.25	n/a
Enhanced Income Fund	n/a	n/a	n/a	n/a		n/a	n/a	0.10
Real Return Fund	0.25	n/a	0.25	n/a		n/a	0.25	0.10
Short Term Bond Fund	0.25	n/a	n/a	n/a		n/a	0.25	0.10
Short Term Bond Fund II	0.25	n/a	n/a	0.25%		n/a	0.25	n/a
Strategic Income Fund	0.25	0.25	0.25	0.30	*	n/a	0.25	0.10

*	Class M Shares of the Strategic Income Fund were liquidated on July 2, 2007.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E.  Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statement of Operations.

F.  Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class M		R Class	Select Class	Institutional Class	Ultra
Bond Fund	0.75%	1.50%	1.50%	n/a		n/a	0.69%	0.49%	0.40%
Emerging Markets Debt Fund	1.50	n/a	2.00	n/a		1.05%	1.25	n/a	n/a
Enhanced Income Fund	n/a	n/a	n/a	n/a		n/a	n/a	0.25	n/a
Real Return Fund	0.90	n/a	1.40	n/a		n/a	0.65	0.50	n/a
Short Term Bond Fund	0.75	n/a	n/a	n/a		n/a	0.60	0.30	n/a
Short Term Bond Fund II	0.75	n/a	n/a	1.00%		n/a	0.50	n/a	n/a
Strategic Income Fund	1.15	1.65	1.65	1.45	*	n/a	0.90	0.65	n/a

*	Class M Shares of the Strategic Income Fund were liquidated on July 2, 2007.

148   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

The contractual expense limitation agreements were in effect for the six months ended August 31, 2007. The expense limitation percentages in the table above are in place until at least December 31, 2007.

For the six months ended August 31, 2007, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Bond Fund	$138	$45	$40	$223	$—
Emerging Markets Debt Fund	7	6	—	13	—
Enhanced Income Fund	144	28	96	268	—
Real Return Fund	109	22	35	166	—	(a)
Short Term Bond Fund	280	153	244	677	—
Short Term Bond Fund II	122	23	131	276	—
Strategic Income Fund	51	11	2	64	88

	Voluntary Waivers
	Investment Advisory	Administration	Total
Bond Fund	$212	$126	$338
Enhanced Income Fund	—	48	48
Short Term Bond Fund	—	344	344

(a)	Amount rounds to less than $1,000.

For the period ended February 28, 2007, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Bond Fund	$130	$89	$29	$248	$—
Emerging Markets Debt Fund	37	24	—	61	—
Enhanced Income Fund	149	31	86	266	—
Real Return Fund	89	22	33	144	—
Short Term Bond Fund	191	240	203	634	—
Short Term Bond Fund II	140	22	201	363	—
Strategic Income Fund	56	12	2	70	249

	Voluntary Waivers
	Investment Advisory	Administration	Total
Bond Fund	$156	$70	$226
Enhanced Income Fund	—	33	33
Short Term Bond Fund	4	109	113

For the year ended August 31, 2006, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Bond Fund	$331	$86	$40	$457	$—
Emerging Markets Debt Fund	46	15	59	120	—
Enhanced Income Fund	253	52	140	445	—
Real Return Fund	180	54	56	290	20
Short Term Bond Fund	171	412	416	999	—
Short Term Bond Fund II	129	183	670	982	—
Strategic Income Fund	99	23	2	124	419

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   149

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

	Voluntary Waivers
	Investment Advisory	Administration	Total
Bond Fund	$171	$121	$292
Enhanced Income Fund	—	70	70
Short Term Bond Fund	—	140	140

G.  Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator, the Sub-administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

During the fiscal year ended August 31, 2006, the Advisor made a voluntary contribution to the Emerging Markets Debt Fund of approximately $149,000 to cover an opportunity cost.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the period ended August 31, 2007, Bond Fund and Short Term Bond Fund incurred approximately $16,000 and $50,000, respectively in brokerage commissions with broker/dealers affiliated with the Advisor.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2007, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

Government	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Bond Fund	$18,612,708	$17,473,874	$311,864	$308,101
Emerging Markets Debt Fund	184,201	68,390	13,779	14,664
Enhanced Income Fund	203,263	217,997	1,243	1,827
Real Return Fund	151,832	130,571	17,920	17,222
Short Term Bond Fund	5,504,438	4,642,457	28,501	40,649
Short Term Bond Fund II	935,536	1,028,167	5,841	8,182
Strategic Income Fund	111,094	104,057	7,055	7,181

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2007, were as follows (amounts in thousands):

	Gross Aggregate Costs	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bond Fund	$3,503,793	$24,349	$63,339	$(38,990)
Emerging Markets Debt	247,057	4,111	9,306	(5,195)
Enhanced Income Fund	218,707	136	3,586	(3,450)
Real Return Fund	82,259	345	1,178	(833)
Short Term Bond Fund	2,497,442	11,291	29,325	(18,034)
Short Term Bond Fund II	368,959	1,602	7,180	(5,578)
Strategic Income Fund	29,800	326	992	(666)

6. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of

150   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 20, 2007.

The Funds do not have outstanding borrowings from another fund or from the unsecured, uncommitted credit facility as of August 31, 2007. Average borrowings from another fund for the six months ended August 31, 2007, were as follows (amounts in thousands):

Date	Average Borrowings	Number of Days Used	Interest Paid
Bond Fund	$20,727	2	$6
Strategic Income Fund	640	1	—	(a)

(a)	Amount rounds to less than $1,000.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense in the Statement of Operations.

7. Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

From time to time, the Funds’ investment advisor or an affiliate may exercise discretion on behalf of certain of its clients with respect to the purchase or sale of a significant portion of the Funds’ outstanding shares. Investment activities on behalf of these shareholders could impact the Funds.

The ability of the issuers of debt, asset-backed and mortgage-backed securities, including sub-prime securities, along with counterparties to swap and option agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities, including sub-prime securities, can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

Certain Funds may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

8. Transfers-In-Kind

After the close of business on February 3, 2006, several common trust funds managed by JPMCB transferred securities in-kind to the Bond Fund in a tax-free exchange. The common trust funds purchased Select Class Shares of the Bond Fund and the Bond Fund received portfolio securities with market values as listed below, including net unrealized depreciation of approximately $12,862,000, in exchange for these shares. The cost basis of the portfolio securities transferred to the Bond Fund is equal to the common trust funds’ cost of the securities at the time of the in-kind transfer.

	Market Value of Securities Transferred to the Bond Fund (amounts in thousands)	Number of Select Class Shares Issued (amounts in thousands)
JPMorgan Chase Bank Fixed Income Fund	$164,784	17,738
JPMorgan Chase Bank Intermediate Fixed Income Fund	361,940	38,960
JPMorgan Chase Bank Intermediate Term Bond Trust	186,712	20,098
JPMorgan Chase Bank Fixed Income Trust	30,829	3,318
	$744,265	80,114

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   151

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

9. Subsequent Event

During September 2007, certain shareholders of the Enhanced Income Fund redeemed shares of the Institutional Class and the Fund paid the redemption proceeds primarily with proceeds resulting from disposing of portfolio securities. Portfolio securities sold resulted in proceeds of approximately $56,904,000, which was 32.0% of the net assets of the Fund, which resulted in losses of approximately $525,000 for book purposes.

152   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

TRUSTEES
(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the JPMorgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held Outside Fund Complex
Independent Trustees
William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000–2001); Vice President and Treasurer, Ingersoll–Rand Company (manufacturer of industrial equipment) (1972–2000).	143	None.
Roland R. Eppley, Jr. (1932); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1989.	Retired; President and Chief Executive Officer, Eastern States Bankcard (1971–1988).	143	None.
John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	President and Chief Executive Officer, Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979–present).	143	Director, Cardinal Health, Inc. (CAH) (1994–present); Chairman, The Columbus Association of the Performing Arts (CAPA) (2003–present).
Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Chancellor, City University of New York (1999–present); President, Adelphi University (New York) (1998–1999).	143
Director, Albert Einstein School of Medicine (1998–present); Director, New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000–present); Director, Lincoln Center Institute for the Arts in Education (1999–present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003–2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971–2001).	143	None.
Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Self-employed business consultant (2001–present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000–2002); President, DCI Marketing, Inc. (1992–2000).	143	None.
Marilyn McCoy (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985–present).	143	Trustee, Carleton College (2003–present).
William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001–2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985–2001).	143	Director, Radio Shack Corporation (electronics) (1987–present); Director, The National Football Foundation and College Hall of Fame (1994–present); Trustee, Stratton Mountain School (2001–present).
Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	President, Carleton College (2002–present); President, Kenyon College (1995–2002).	143	Director, American University in Cairo.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   153

TRUSTEES
(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held Outside Fund Complex
Independent Trustees
Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan Funds since 1987.	Chairman, Lumelite Corporation (plastics manufacturing) (2003–present); Chairman and Chief Executive Officer, Lumelite Corporation (1985–2002).	143	Trustee, Morgan Stanley Funds (196 portfolios) (1995–present).
Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2000–present); Chief Investment Officer, Wabash College (2004–present); self-employed consultant (2000–present); Director of Investments, Eli Lilly and Company (1988–1999).	143	Trustee, Wabash College (1988–present); Chairman, Indianapolis Symphony Orchestra Foundation (1994–present).
James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968–1998).	143	None.
Interested Trustee
Leonard M. Spalding, Jr.* (1935); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989–1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990–1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990–1998).	143
Director, Glenview Trust Company, LLC (2001–present); Trustee, St. Catherine College (1998–present); Trustee, Bellarmine University (2000–present); Director, Springfield-Washington County Economic Development Authority (1997–present); Trustee, Marion and Washington County, Kentucky Airport Board (1998–present); Trustee, Catholic Education Foundation (2005–present).

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves currently includes eight registered investment companies (143 funds).

*	Mr. Spalding is deemed to be an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 245 Park Avenue, New York, NY 10167.

154   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

OFFICERS
(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2005)
Managing Director, J.P. Morgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of the JPMorgan Funds. Mr. Gatch has been an employee of JPMorgan since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing, and sales.

Robert L. Young (1963), Senior Vice President (2005)*
Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)	Managing Director, JPMorgan Funds Management, Inc.; Head of Funds Administration and Board Liaison, previously, Treasurer, JPMorgan Funds. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.
Stephen M. Benham (1959), Secretary (2005)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004.
Stephanie J. Dorsey (1969), Treasurer (2005)*
Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co. (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Paul L. Gulinello (1950), AML Compliance Officer (2005)
Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Susan M. Canning (1969), Assistant Secretary (2007)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co.; Ms. Canning has served as an attorney with various titles for JPMorgan Chase & Co. since 1997.
Elizabeth A. Davin (1964), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2005)*
Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; from 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Ellen W. O’Brien (1957), Assistant Secretary (2005)**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O’Brien has served in this capacity since joining the firm in 1991.
Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.
Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005.
Laura S. Melman (1966), Assistant Treasurer (2006)	Vice President, JPMorgan Funds Management, Inc. since August, 2006, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.
Francesco Tango (1971) Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

**	The contact address for the officer is 73 Tremont Street, Floor 1, Boston, MA 02108.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   155

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2007, and continued to hold your shares at the end of the reporting period, August 31, 2007.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2007	Ending Account Value, August 31, 2007	Expenses Paid During March 1, 2007 to August 31, 2007*	Annualized Expense Ratio
Bond Fund
Class A
Actual	$1,000.00	$987.40	$3.76	0.75%
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class B
Actual	1,000.00	983.00	7.00	1.40
Hypothetical	1,000.00	1,018.15	7.12	1.40
Class C
Actual	1,000.00	983.20	7.00	1.40
Hypothetical	1,000.00	1,018.15	7.12	1.40
Select Class
Actual	1,000.00	987.80	3.26	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65
Institutional Class
Actual	1,000.00	987.50	2.45	0.49
Hypothetical	1,000.00	1,022.74	2.50	0.49
Ultra
Actual	1,000.00	988.00	2.00	0.40
Hypothetical	1,000.00	1,023.19	2.04	0.40

Emerging Markets Debt Fund
Class A
Actual	1,000.00	981.10	7.34	1.47
Hypothetical	1,000.00	1,017.80	7.48	1.47

156   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

	Beginning Account Value, March 1, 2007	Ending Account Value, August 31, 2007	Expenses Paid During March 1, 2007 to August 31, 2007*	Annualized Expense Ratio
Class C
Actual	$1,000.00	$979.10	$9.83	1.97%
Hypothetical	1,000.00	1,015.27	10.01	1.97
R Class
Actual	1,000.00	984.40	5.15	1.03
Hypothetical	1,000.00	1,020.01	5.24	1.03
Select Class
Actual	1,000.00	982.40	6.15	1.23
Hypothetical	1,000.00	1,019.00	6.26	1.23

Enhanced Income Fund
Institutional Class
Actual	1,000.00	1,003.70	1.01	0.20
Hypothetical	1,000.00	1,024.20	1.02	0.20

Real Return Fund
Class A
Actual	1,000.00	1,014.00	4.57	0.90
Hypothetical	1,000.00	1,020.67	4.58	0.90
Class C
Actual	1,000.00	1,012.00	7.10	1.40
Hypothetical	1,000.00	1,018.15	7.12	1.40
Select Class
Actual	1,000.00	1,016.30	3.30	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65
Institutional Class
Actual	1,000.00	1,017.30	2.54	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50

Short Term Bond Fund
Class A
Actual	1,000.00	1,002.50	3.79	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75
Select Class
Actual	1,000.00	1,002.40	2.78	0.55
Hypothetical	1,000.00	1,022.43	2.80	0.55
Institutional Class
Actual	1,000.00	1,003.70	1.52	0.30
Hypothetical	1,000.00	1,023.69	1.53	0.30

Short Term Bond Fund II
Class A
Actual	1,000.00	1,014.80	3.81	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class M
Actual	1,000.00	1,013.50	5.08	1.00
Hypothetical	1,000.00	1,020.16	5.09	1.00
Select Class
Actual	1,000.00	1,017.10	2.54	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   157

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value, March 1, 2007	Ending Account Value, August 31, 2007	Expenses Paid During March 1, 2007 to August 31, 2007*	Annualized Expense Ratio
Strategic Income Fund
Class A
Actual	$1,000.00	$967.60	$5.70	1.15%
Hypothetical	1,000.00	1,019.41	5.85	1.15
Class B
Actual	1,000.00	964.90	8.17	1.65
Hypothetical	1,000.00	1,016.89	8.39	1.65
Class C
Actual	1,000.00	964.90	8.17	1.65
Hypothetical	1,000.00	1,016.89	8.39	1.65
Select Class
Actual	1,000.00	968.80	4.47	0.90
Hypothetical	1,000.00	1,020.67	4.58	0.90
Institutional Class
Actual	1,000.00	969.00	3.23	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

158   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)

The Board of Trustees held meetings in person in June and August 2007, at which the Trustees considered the continuation of each of the investment advisory agreements for the Funds whose semi-annual report is contained herein (each an “Advisory Agreement”). At the June meeting, the Board’s investment sub-committees (money market and alternative products, equity, and fixed income) met to review and consider performance and expense information for each Fund. Each investment sub-committee reported to the full Board, which then considered the investment sub-committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees, who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 15, 2007.

The Trustees, as part of their review of the investment advisory arrangements for the Funds, receive from the Adviser and review on a regular basis over the course of the year, information regarding the performance of the Funds. This information includes the Funds’ performance against the Funds’ peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, with respect to all Funds, except the money market Funds and insurance portfolios, the Trustees have engaged an independent consultant to similarly review the performance of each of the Funds, at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested and evaluated extensive materials from the Adviser, including performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees also engaged an independent consultant to provide a special analysis of the performance of Funds with greater than two years of performance history in connection with the review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Adviser and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approval in private sessions with counsels to the Trust and independent Trustees at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining to approve each Advisory Agreement.

In their deliberations, each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees determined that the overall arrangement between the Funds and the Adviser, as provided in each Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The matters discussed below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee Meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMF”) an affiliate of the Adviser was also considered. The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as Trustees of the Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser

At the request of the Trustees, the Adviser provided information regarding the profitability to the Adviser and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates revenues from the

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   159

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)

contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Adviser of each of the Investment Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Board considered that the Adviser discontinued third-party soft dollar arrangements with respect to securities transactions it executes for the Funds.

The Trustees also considered that JPMF and JPMorgan Distribution Services, Inc. (“JPMDS”) affiliates of the Adviser earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, NA for custody and fund accounting and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Adviser has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMF does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding funds-of-funds, as applicable, advised by the Adviser, and that the Funds would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Chief
Compliance Officer

The Trustees noted that, upon their direction, the Funds’ Chief Compliance Officer for the Bond Fund, Emerging Markets Debt Fund, Enhanced Income Fund, Strategic Income Fund, Real Return Fund, Short Term Bond Fund, and Short Term Bond Fund II had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees of these Funds. The Trustees indicated that the written evaluation was considered in determining whether to continue the Advisory Agreement.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature, extent and quality of services and fee rates offered to other clients of the Adviser for comparable services. The Trustees also considered the complexity of investment management for the Funds relative to the Adviser’s other clients and the differences in the nature, extent and quality of the services provided to the different clients. The Trustees noted that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered relative performance and expense information for Funds which had at least one full year of performance at the time of the review in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of those Funds which had at least one full year of performance at the time of the review within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-year, three-year, and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the independent consultant and also considered the special analysis by the independent consultant. The specific

160   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

Lipper rankings noted by the Trustees, as part of their review and the determinations made by the Trustees with respect to each Fund’s performance is summarized below:

The Trustees noted the Bond Fund’s performance in the second, first and second quintiles for Class A shares and for the Select Class shares for the one, three and five year periods, respectively, and that the independent consultant indicated that the overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted the Emerging Markets Debt Fund’s performance in the second, first and second quintiles for the Select Class shares for the one, three and five year periods, respectively, and that the independent consultant indicated that overall performance was attractive. The Trustees noted that for Class A shares the Fund did not have at least one year of performance for comparative purposes. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted the Enhanced Income Fund’s performance in the first, first and second quintiles for Institutional Class shares for the one, three and five year periods, respectively, and that the independent consultant indicated that overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted the Strategic Income Fund’s performance in the fourth, fourth and fifth quintiles for Class A shares and in the fourth, third and fifth quintiles for the Select Class shares for the one, three and five year periods, respectively, and that the independent consultant indicated that the overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and concluded that they were satisfied with the Adviser’s analysis of the Fund’s performance. The Trustees requested the Fund’s Adviser to review the Fund with members of the Fixed Income subcommittee at each of their regular meetings over the course of the year.

The Trustees noted the Real Return Fund’s performance in the fourth quintile for Class A shares and in the third quintile for the Select Class shares for the one year period. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and concluded that they were satisfied with the Adviser’s analysis of the Fund’s performance. The Trustees requested the Fund’s Adviser to review the Fund with members of the Fixed Income subcommittee at each of their regular meetings over the course of the year.

The Trustees noted the Short Term Bond Fund’s performance in the first, third and fourth quintiles for the Class A shares and in the first, second and third quintiles for the Select Class shares for the one, three and five year periods, respectively, and that the independent consultant indicated that overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted the Short Term Bond Fund II’s performance in the third, fourth and fourth quintiles for the Class A shares and in the second, third and fourth quintiles for the Select Class shares for the one, three and five year periods, respectively, and that the independent consultant indicated that the overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser by comparing that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee rate and the administration fee. The Trustees also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The attention that was given to the Lipper reports and the Trustees’ determination as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes is summarized below:

The Trustees noted that the Bond Fund’s net advisory fee for the Class A shares and the Select Class shares was in the second quintile and the actual total expenses for the Class A shares were in the first quintile and for the Select Class shares were in the third quintile of its Universe Group. The Trustees also considered information provided by JPMF and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the Emerging Markets Debt Fund’s net advisory fee for the Class A shares was in the fourth quintile and for the Select Class shares was in the third quintile and the actual total expenses for the Class A shares and the Select Class shares were in the fifth quintile of its

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   161

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)

Universe Group. The Trustees also considered information provided by JPMF and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the Enhanced Income Fund’s net advisory fee for the Institutional Class shares was in the first quintile and the actual total expenses for the Institutional Class shares were in the first quintile of its Universe Group. The Trustees also considered information provided by JPMF and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the Strategic Income Fund’s net advisory fee for the Class A shares and for the Select Class shares was in the first quintile and the actual total expenses for the Class A shares were in the fourth quintile and for the Select Class shares were in the third quintile of its Universe Group. The Trustees also considered information provided by JPMF and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the Real Return Fund’s net advisory fee for the Class A shares and the Select Class shares was in the first quintile and the actual total expenses for the Class A shares were in the third quintile and for the Select Class shares were in the fourth quintile of its Universe Group. The Trustees also considered information provided by JPMF and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the Short Term Bond Fund’s net advisory fee for the Class A shares and the Select Class shares was in the first quintile and the actual total expenses for the Class A shares were in the first quintile and for the Select Class shares were in the third quintile of its Universe Group. The Trustees also considered information provided by JPMF and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the Short Term Bond Fund II’s net advisory fee for the Class A shares was in the first quintile and for the Select Class shares was in the second quintile and the actual total expenses for the Class A shares were in the first quintile and for the Select Class shares were in the second quintile of its Universe Group. The Trustees also considered information provided by JPMF and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

162   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

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JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

Contact JPMorgan Funds Distribution Services at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the JPMorgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2007 All rights reserved. August 2007.	SAN-INC-807

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the Registrant's internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Group

By:	/s/_____________________________

George C.W. Gatch

President and Principal Executive Officer

November 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/_____________________________

George C.W. Gatch

President and Principal Executive Officer

November 7, 2007

By:	/s/_____________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

November 7, 2007